            As filed with the Securities and Exchange Commission on
                                 May 14, 2001
                                 ------------

                             Registration No. 333-

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        PRE-EFFECTIVE AMENDMENT NO.____
                        POST-EFFECTIVE AMENDMENT NO.___
                       (Check appropriate box or boxes)

                               Fifth Third Funds
              (Exact Name of Registrant as Specified in Charter)

                                1-888-799-5353
                       (Area Code and Telephone Number)

                               3435 Stelzer Road
                              Columbus, OH  43219
                   (Address of Principal Executive Offices)
                                _______________

                            ALAN G. PRIEST, ESQUIRE
                                  Ropes & Gray
                              One Franklin Square
                      1301 K Street, N.W., Suite 800 East
                            Washington, D.C.  20005
                    (Name and address of Agent for Service)
                                _______________

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on June 13, 2001 pursuant to Rule 488.

Title of securities being offered:  Units of beneficial interest.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                       IMPORTANT SHAREHOLDER INFORMATION

                                  Kent Funds

     The document you hold in your hands contains your Combined Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, you tell us how to vote on your behalf on important issues relating to your Kent Funds. If you simply sign the proxy without specifying a vote, your shares will be voted in accordance with the recommendations of the Board of Trustees of Kent Funds.

     We urge you to spend a few minutes with the Combined Prospectus/Proxy Statement, fill out your proxy card, and return it to us (or vote by telephone or the Internet). By voting your proxy, and doing so promptly, you help us to avoid having to make additional mailings.

     Please take a few moments to exercise your right to vote.  Thank you.

     The Combined Prospectus/Proxy Statement constitutes the Proxy Statement of the Kent Funds for the meeting of their shareholders. It also constitutes the Prospectus of Fifth Third Funds for 15 of its Funds which are to issue units of beneficial interest ("Shares") to be distributed in connection with the proposed reorganization of the Kent Funds with and into the Fifth Third Funds described in the enclosed materials. The Board of Trustees of the Kent Funds recommends that shareholders approve the reorganization in which each Kent Fund will transfer all of its assets to the corresponding Fifth Third Fund in return for Investment A (Service Shares in the case of the Fifth Third Institutional Money Market Funds) or Institutional Shares of such corresponding Fifth Third Fund. At the same time, each Fifth Third Fund will assume all of the liabilities of the corresponding Kent Fund. After the transfer, Shares of each Fifth Third Fund will be distributed to the corresponding Kent Fund's shareholders tax-free in liquidation of such corresponding Kent Fund. As a result of this transaction, your units of beneficial interest ("Shares") of the applicable Kent Fund will, in effect, be exchanged at net asset value for Shares of the corresponding Fifth Third Fund. The transaction will not result in recognition of any gain or loss for federal income tax purposes. Kent Fund shareholders holding Investment or Institutional Shares will receive Investment A (Service Shares in the case of the Fifth Third Institutional Money Market Funds) or Institutional Shares, respectively, of the corresponding Fifth Third Fund.

                                  Kent Funds
                               P.O. Box 182201,
                           Columbus, Ohio 43218-2201
                                                                    June 8, 2001

To the Shareholders:

     Enclosed you will find several documents being provided to you in connection with a special meeting of the shareholders ("Meeting") of the Kent Funds to be held on July 27, 2001 at 10:00 a.m., Eastern Time, at 3435 Stelzer Road, Columbus, Ohio 43219. We hope you will give this material your immediate attention and that, if you cannot attend the Meeting in person, you will vote your proxy promptly.

     On April 2, 2001, Old Kent Financial Corporation merged with and into Fifth Third Bancorp (the "Parent/Advisor Merger"). Consummation of the Parent/Advisor Merger constituted an "assignment," as that term is defined in the Investment Company Act of 1940 (the "1940 Act"), of the Kent Funds' investment advisory agreements with Lyon Street Asset Management Company ("Lyon Street"). As required by the 1940 Act, the investment advisory agreements provided for their automatic termination in the event of their assignment. As a result, the Board of Trustees of the Kent Funds approved an interim investment advisory agreement
                                          -------
in which the investment advisor to the Fifth Third Funds -- Fifth Third Bank -- would advise the Kent Funds effective from the date of the Parent/Advisor Merger (April 2, 2001) through the date of the Meeting (July 27, 2001). /1/ Investment advisory personnel of Lyon Street who provided investment management services to the Kent Funds have continued and will continue to do so as the personnel of the advisor to the Fifth Third Funds. Because a new investment advisory contract was required, and with an intent to consolidate the mutual fund investment advisory activities of the Kent Fund and the Fifth Third Funds, the Board of Trustees of the Kent Funds also approved a new investment advisory agreement in
                                           ---
which the investment advisor to the Fifth Third Funds - now named Fifth Third Asset Management Inc. -- would continue to advise the Kent Funds effective upon shareholder approval at the Meeting and until the earlier of the date of the Kent Funds' reorganization with and into the Fifth Third Funds (on or about October 29, 2001) or July 27, 2003. We are now asking you to approve the new
                                                                          ---
investment advisory agreement.


____________________________

     /1/ On April 30,2001, Fifth Third Bank reorganized its investment advisory division into Fifth Third Asset Management Inc., a separate, wholly-owned subsidiary of Fifth Third Bank. Fifth Third Asset Management Inc. has replaced Fifth Third Bank as the investment advisor to the Fifth Third Funds and the Kent Funds. Management and advisory personnel of Fifth third Bank that provided investment management services to Fifth Third Funds now do so as the personnel of Fifth Third Asset Management Inc. Because Fifth Third Asset Management Inc. is wholly owned and otherwise controlled by Fifth Third Bank, this transaction was not an "assignment" of the investment advisory contract for purposes of the Investment Company Act of 1940 and, therefore, a shareholder vote was not required.

     As the next step in the consolidation process, we are now also asking you to consider and approve a proposed Agreement and Plan of Reorganization ("Reorganization Agreement") for your Kent Fund. The Reorganization Agreement provides that each Kent Fund will transfer all of its assets to the corresponding Fifth Third Fund, as listed in the chart below, in return for Investment A (Service Shares in the case of the Fifth Third Institutional Money Market Funds) or Institutional Shares of such Fifth Third Fund and the assumption by such Fifth Third Fund of all of the liabilities of such Kent Fund. After the transfer, Shares of the corresponding Fifth Third Fund will be distributed to each Kent Fund shareholder tax-free in liquidation of such Kent Fund. As a result of this transaction, your Kent Shares, in effect, would be exchanged at their respective net asset value for corresponding Shares of such Fifth Third Fund. The Transaction would not result in any gain or lass for federal income tax purposes. All Kent Fund shareholders will receive Shares of the Fifth Third class (Investment A -- Service Shares in the case of the Fifth Third Institutional Money Market Funds, or Institutional) that corresponds to the class of Kent Fund Shares they hold (Investment or Institutional, respectively). Each Fifth Third Fund listed below as a "New Fifth Third Fund" recently has been organized for the purpose of continuing the investment operations of the corresponding Kent Fund, and has no assets or prior history of investment operations.

Kent Funds                                              New Fifth Third Funds
----------                                              ---------------------
Kent Government Money Market Fund                       Fifth Third Institutional Government Money Market Fund
Lyon Street Institutional Money Market Fund             Fifth Third Institutional Money Market Fund
Kent Michigan Municipal Money Market Fund               Fifth Third Michigan Municipal Money Market Fund
Kent International Growth Fund                          Fifth Third International GDP Fund
Kent Small Company Growth Fund                          Fifth Third Small Cap Growth Fund
Kent Large Company Growth Fund                          Fifth Third Large Cap Growth Fund
Kent  Index Equity Fund                                 Fifth Third Equity Index Fund
Kent Growth and Income Fund                             Fifth Third Large Cap Value Fund
Kent Short Term Bond Fund                               Fifth Third Short Term Bond Fund
Kent Michigan Municipal Bond Fund                       Fifth Third Michigan Municipal Bond Fund
Kent Tax-Free Income Fund                               Fifth Third Municipal Bond Fund

Kent Funds                                              Pre-Existing Fifth Third Funds
----------                                              ------------------------------

Kent Intermediate Bond Fund                             Fifth Third Intermediate Bond Fund*
Kent Income Fund                                        Fifth Third Bond Fund**
Kent Intermediate Tax-Free Fund                         Fifth Third Intermediate Municipal Bond Fund***
Kent Money Market Fund                                  Fifth Third Prime Money Market Fund

*Currently named Fifth Third Bond Fund for Income, to be named Fifth Third Intermediate Bond Fund effective October 29, 2001.
**Currently named Fifth Third Quality Bond Fund, to be named Fifth Third Bond Fund effective October 29, 2001.
***Currently named Fifth Third Municipal Bond Fund, to be named Fifth Third Intermediate Municipal Bond Fund effective October 29, 2001.

     The advisor to the Fifth Third Funds has advised the Kent Fund's Trustees that it believes that the above-described transaction regarding the Kent Funds and the Fifth Third Funds offers the shareholders of the Kent Funds the opportunity to pursue similar investment objectives more effectively and with possible economies of scale and potentially lower expense ratios over time.

The reorganization of each Kent Fund will not result in any recognition of a gain or loss for federal tax purposes and will not involve any sales loads, commissions, or transaction charges.

     Your Kent Fund's Trustees believe that the proposed combinations of the Kent Funds with the Fifth Third Funds and approval of the investment advisory agreement are in the best interests of the Kent Funds and their shareholders and recommend that you vote in favor of such proposals. Specifically, the board believes that the reorganization is expected to benefit the Kent Funds' shareholders by, among other things:

     (i) offering a larger and more diverse group of mutual funds to all shareholders;

     (ii) actually or potentially reducing overall expenses by the achievement of economies of scale associated with a larger asset base;

     (iii) offering an opportunity for better investment performance due to an expanded equity and fixed income research staff that can focus on the core products available;

     (iv) offering distribution channels that will have a better understanding of the proprietary products offered by Fifth Third Funds and will be better able to communicate Fifth Third Asset Management Inc.'s investment style to existing and prospective shareholders, thereby increasing assets in the complex; and

     (v) allowing Fifth Third Asset Management Inc. potentially to effect portfolio transactions on more favorable terms.

     The Notice of Special Meeting of Shareholders, the accompanying Combined Prospectus/Proxy Statement, and the form of proxy are enclosed. Please read them carefully. If you are unable to attend the meeting in person, we urge you to sign, date, and return the proxy card (or vote by telephone or the Internet) so that your Shares may be voted in accordance with your instructions.

     Since the Meeting is only seven weeks away, we urge you to give the enclosed material your prompt attention so as to avoid the expense of additional mailings.

     Your vote is important to us. Thank you for taking the time to consider this important proposal.

                                                               Sincerely yours,


                                                               James F. Duca, II
                                                               President
                                                               Kent Funds

                                  KENT FUNDS

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of:

Kent Government Money Market Fund              Kent Short Term Bond Fund
Lyon Street Institutional Money Market Fund    Kent Michigan Municipal Bond Fund
Kent Michigan Municipal Money Market Fund      Kent Tax-Free Income Fund
Kent International Growth Fund                 Kent Intermediate Bond Fund
Kent Small Company Growth Fund                 Kent Income Fund
Kent Large Company Growth Fund                 Kent Intermediate Tax-Free Fund
Kent  Index Equity Fund                        Kent Money Market Fund
Kent Growth and Income Fund

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders ("Meeting") of the above-referenced Funds (collectively, the "Kent Funds") will be held on July 27, 2001 at 10:00 a.m., Eastern Time, at 3435 Stelzer Road, Columbus, Ohio 43219, for the following purposes:

EACH KENT FUND WILL VOTE SEPARATELY ON PROPOSALS ONE AND TWO

1. To consider and act upon an Agreement and Plan of Reorganization ("Reorganization Agreement") pursuant to which each Kent Fund will transfer of all of its assets to the corresponding Fifth Third Fund, as listed below, in exchange for Investment A, Institutional, and Service shares (collectively, "Shares") of such Fifth Third Fund and the assumption by such Fifth Third Fund of all of the liabilities of such Kent Fund, followed by the liquidation of such Kent Fund, and the distribution of Shares of such Fifth Third Fund to the shareholders of such Kent Fund, and by the deregistration of the Kent Funds as an investment company under the Investment Company Act of 1940 and the termination of the Kent Funds as a business trust under Massachusetts law;

Kent Funds                                        Fifth Third Funds
----------                                        -----------------
Kent Government Money Market Fund                 Fifth Third Institutional Government Money Market Fund
Lyon Street Institutional Money Market Fund       Fifth Third Institutional Money Market Fund
Kent Michigan Municipal Money Market Fund         Fifth Third Michigan Municipal Money Market Fund
Kent International Growth Fund                    Fifth Third International GDP Fund
Kent Small Company Growth Fund                    Fifth Third Small Cap Growth Fund
Kent Large Company Growth Fund                    Fifth Third Large Cap Growth Fund
Kent  Index Equity Fund                           Fifth Third Equity Index Fund
Kent Growth and Income Fund                       Fifth Third Large Cap Value Fund
Kent Short Term Bond Fund                         Fifth Third Short Term Bond Fund
Kent Michigan Municipal Bond Fund                 Fifth Third Michigan Municipal Bond Fund
Kent Tax-Free Income Fund                         Fifth Third Municipal Bond Fund
Kent Intermediate Bond Fund                       Fifth Third Intermediate Bond Fund*
Kent Income Fund                                  Fifth Third Bond Fund**
Kent Intermediate Tax-Free Fund                   Fifth Third Intermediate Municipal Bond Fund***
Kent Money Market Fund                            Fifth Third Prime Money Market Fund

*Currently named Fifth Third Bond Fund for Income, to be named Fifth Third Intermediate Bond Fund effective October 29, 2001.
**Currently named Fifth Third Quality Bond Fund, to be named Fifth Third Bond Fund effective October 29, 2001.
***Currently named Fifth Third Municipal Bond Fund, to be named Fifth Third Intermediate Municipal Bond Fund effective October 29, 2001.

2. To consider and act upon a new investment advisory agreement ("New Investment Advisory Agreement") between the Kent Funds and Fifth Third Asset Management Inc., the terms of which are identical in all material respects (with the exception of the investment advisor name) to the investment advisory agreement previously in effect between the Kent Funds and Lyon Street Asset Management Company. The New Investment Advisory Agreement was approved by the Board of Trustees of the Kent Funds on April 12, 2001.

3. To transact such other business as may properly come before the Meeting or any adjournment or adjournments thereof.

     The proposed transaction is described in the attached Combined Prospectus/Proxy Statement. Copies of the Reorganization Agreement and the New Investment Advisory Agreement are appended as Appendices A and B, respectively.

     Pursuant to instructions of the Board of Trustees of the Kent Funds, the close of business on May 18, 2001, has been designated as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting.

     Shareholders are requested to promptly vote by telephone or the Internet or to execute and return promptly in the enclosed envelope the accompanying proxy card which is being solicited by the Board of Trustees of the Kent Funds. This is important to ensure a quorum at the Meeting. Proxies may be revoked at any time before they are exercised by submitting to Kent Funds, Attn: Secretary, 3435 Stelzer Road, Columbus, Ohio 43219-8001, a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

                                                        By Order of the Trustees



                                                        Amy D. Eisenbeis
                                                        Secretary
                                                        Kent Funds

Columbus, Ohio
June 8, 2001

Prospectus/Proxy Statement
June 8, 2001

       FIFTH THIRD FUNDS                                   KENT FUNDS
       3435 Stelzer Road                                 P.O. Box 182201
     Columbus, Ohio 43219                             Columbus, Ohio 43218
        1-888-799-5353                                   1-800-633-KENT

                      COMBINED PROSPECTUS/PROXY STATEMENT

     This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the holders of units of beneficial interest ("Shares") of the Kent Funds for use at a Special Meeting of Shareholders ("Meeting") to approve the reorganization of each Kent Fund described below (the "Kent Funds") with and into the corresponding Fifth Third Fund listed below (the "Fifth Third Funds"). Kent Fund shareholders of record on May 18, 2001 are entitled to receive notice of and to vote at the Meeting. The reorganization contemplates the transfer of all the assets and liabilities of each Kent Fund to the corresponding Fifth Third Fund, as indicated below, in exchange for units of beneficial interest ("Shares") of such Fifth Third Fund, followed by the liquidation of each Kent Fund, and the distribution of Fifth Third Fund Shares to shareholders of each Kent Fund, and by the deregistration of the Kent Funds as an investment company under the Investment Company Act of 1940 and the termination of the Kent Funds as a business trust under Massachusetts law (the "Transaction"). As a result of the proposed Transaction, each Kent Fund shareholder will receive a number of full and fractional Shares of the corresponding Fifth Third Fund equal in value at the date of the exchange to the net asset value of the Kent Fund Shares transferred by each shareholder to the
corresponding Fifth Third Fund.   The Transaction will not result in a
recognition of any gain or loss for federal income tax purposes. All Kent Fund shareholders will receive Shares of the Fifth Third class (Investment A -- Service Shares in the case of the Fifth Third Institutional Money Market Funds, or Institutional) that correspond to the class of Kent Fund Shares that they hold (Investment or Institutional, respectively). Each Fifth Third Fund listed below as a "New Fifth Third Fund" recently has been organized for the purpose of continuing the investment operations of the corresponding Kent Fund, and has no assets or prior history of investment operations.

Kent Funds                                              New Fifth Third Funds
----------                                              ---------------------
Kent Government Money Market Fund                       Fifth Third Institutional Government Money Market Fund
Lyon Street Institutional Money Market Fund             Fifth Third Institutional Money Market Fund
Kent Michigan Municipal Money Market Fund               Fifth Third Michigan Municipal Money Market Fund
Kent International Growth Fund                          Fifth Third International GDP Fund
Kent Small Company Growth Fund                          Fifth Third Small Cap Growth Fund
Kent Large Company Growth Fund                          Fifth Third Large Cap Growth Fund
Kent  Index Equity Fund                                 Fifth Third Equity Index Fund
Kent Growth and Income Fund                             Fifth Third Large Cap Value Fund
Kent Short Term Bond Fund                               Fifth Third Short Term Bond Fund
Kent Michigan Municipal Bond Fund                       Fifth Third Michigan Municipal Bond Fund
Kent Tax-Free Income Fund                               Fifth Third Municipal Bond Fund


Kent Funds                                              Pre-Existing Fifth Third Funds
----------                                              ------------------------------
Kent Intermediate Bond Fund                             Fifth Third Intermediate Bond Fund*
Kent Income Fund                                        Fifth Third Bond Fund**
Kent Intermediate Tax-Free Fund                         Fifth Third Intermediate Municipal Bond Fund***
Kent Money Market Fund                                  Fifth Third Prime Money Market Fund

*Currently named Fifth Third Bond Fund for Income, to be named Fifth Third Intermediate Bond Fund effective October 29, 2001.
**Currently named Fifth Third Quality Bond Fund, to be named Fifth Third Bond Fund effective October 29, 2001.
***Currently named Fifth Third Municipal Bond Fund, to be named Fifth Third Intermediate Municipal Bond Fund effective October 29, 2001.

     The Meeting also is being called to permit shareholders of each Kent Fund to consider and act upon a new investment advisory agreement (the "New Investment Advisory Agreement") with Fifth Third Asset Management Inc. Consideration of the New Investment Advisory Agreement has been made necessary by the merger on April 2, 2001, of Old Kent Financial Corporation with and into Fifth Third Bancorp ("Parent/Advisor Merger"). If approved by shareholders, the New Investment Advisory Agreement will take effect on the date of the Meeting and will continue until the relevant Kent Fund's reorganization.

     If a proposal is approved by one or more Kent Funds, and disapproved by the other Kent Funds, the proposal will be implemented only for each Kent Fund that approved such proposal.

     The Fifth Third Funds are separate series of Fifth Third Funds ("Fifth Third"), an open-end management investment company. The Kent Funds are separate series of Kent Funds ("Kent"), an open-end management investment company.

     This Combined Prospectus/Proxy Statement explains concisely what you should know before investing in the Fifth Third Funds. Please read it carefully and keep it for future reference. This Combined Prospectus/Proxy Statement is accompanied by the prospectus relating to the Fifth Third Funds dated June 8, 2001 (the "Fifth Third Prospectus"), which contains information about the Fifth Third Funds and is incorporated by reference into this Combined Prospectus/Proxy Statement. The current prospectuses relating to the Kent Funds dated May 1, 2001 (the "Kent Prospectuses"), contain information about the Kent Funds and also are incorporated by reference into this Combined Prospectus/Proxy Statement. The current Statements of Additional Information of the Fifth Third Funds, dated June 8, 2001 and November 30, 2000, and of the Kent Funds, dated May 1, 2001, have been filed with the Securities and Exchange Commission and are incorporated by reference into this Combined Prospectus/Proxy Statement. The Kent Prospectuses and Statements of Additional Information may be obtained, without charge, by writing to Kent Funds, P.O. Box 182201, Columbus, Ohio 43218 or to Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219, or by calling 1-800-633-KENT or 1-888-799-5353. In addition, a Statement of Additional Information dated June 8, 2001, relating to the Transaction described in this

Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is also incorporated by reference into this Combined Prospectus/Proxy Statement. Such Statement of Additional Information may be obtained, without charge, by writing to Fifth Third Funds at the above-listed address or by calling 1-888-799-5353. Each of these documents is also available on the SEC's website at www.sec.gov.

Kent Funds will furnish, without charge, a copy of the Annual Report dated December 31, 2000 to a Shareholder upon written request to Kent Funds, P.O. Box 182201, Columbus, Ohio 43218 or by calling 1-800-633-KENT.

Investment Advisor - Kent Funds and Fifth Third Funds: Fifth Third Asset Management Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263

Administrator - Kent Funds: Fifth Third Asset Management Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263

Distributor - Kent Funds: Kent Funds Distributors Inc., 3435 Stelzer Road, Columbus, Ohio 43219

Administrator and Distributor - Fifth Third Funds: BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219

As with all mutual funds, neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these Fund shares or determined whether this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a deposit or an obligation of Fifth Third Bank, its affiliates, or any bank. It is not insured by the FDIC or any government agency. Although the Fifth Third Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in such Funds.

No person has been authorized to give any information or to make any representations not contained in this Combined Prospectus/Proxy Statement in connection with the offering made by this Combined Prospectus/Proxy Statement and, if given or made, such information or representations must not be relied upon as having been authorized by the Kent Funds or by Fifth Third Funds. This Combined Prospectus/Proxy Statement does not constitute an offering by Fifth Third Funds in any jurisdiction in which such offering may not lawfully be made.

June 8, 2001

                       TABLE OF CONTENTS - to be revised
                       ---------------------------------

PROPOSAL (1) APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION.......... 12

FEE TABLES............................................................. 14

SYNOPSIS OF PROSPECTUS.................................................  5

PRINCIPAL RISK FACTORS................................................. 69

PROPOSAL (2) APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT............. 83

VOTING INFORMATION..................................................... 92

INTEREST OF CERTAIN PERSONS IN THE TRANSACTION......................... 94

                                  PROPOSAL (1)

                           APPROVAL OF AGREEMENT AND
                             PLAN OF REORGANIZATION

     At a meeting held on April 12, 2001, the Trustees of the Kent Funds unanimously approved an Agreement and Plan of Reorganization ("Reorganization Agreement") pursuant to which each Kent Fund would be merged with and into the corresponding Fifth Third Funds on or about October 29, 2001 (the "Exchange Date"). On the Exchange Date, each Kent Fund will transfer all of its assets and liabilities to the corresponding Fifth Third Fund in exchange for Shares of such Fifth Third Fund having an aggregate net asset value equal to the aggregate value of the net assets acquired from the Kent Fund. The assets and liabilities of the Kent Fund and the corresponding Fifth Third Fund will be valued at 4:00 p.m. Cincinnati Time on the business day next preceding the Exchange Date. Following the transfer, the Shares of the corresponding Fifth Third Fund received by the Kent Fund will be distributed to Kent Fund shareholders in liquidation of the Kent Fund. Kent Funds will then deregister as an investment company under the Investment Company Act of 1940 (the "1940 Act") and terminate as a Massachusetts business trust under Massachusetts law. As a result of the Transaction, shareholders of the Kent Fund will receive a number of full and fractional Shares equal in value on the Exchange Date to the value of the net assets of the Kent Fund transferred to the corresponding Fifth Third Fund attributable to the shareholder (based on the proportion of the outstanding Shares of the Kent Fund owned at the time by the shareholder). The Transaction will not result in any gain or loss for federal income tax purposes. All Kent Fund shareholders will receive shares of the Fifth Third class (Investment A - Service Shares in the case of the Fifth Third Institutional Money Market Funds -
- or Institutional) that corresponds to the class of Kent Fund Shares that they hold (Investment or Institutional, respectively).

     For the reasons set forth below under "Reasons for the Proposed Reorganization," the Trustees of the Kent Funds and Fifth Third Funds (the "Boards"), including Trustees of the Kent Funds and Fifth Third Funds who are not "interested persons" of the Kent Funds or Fifth Third Funds as defined in the 1940 Act (the "Independent Trustees"), each unanimously concluded that participation in the proposed Transaction is in the best interests of their respective Funds and their respective existing shareholders. In reaching this conclusion, the Boards considered, among other things: (1) the services to be provided to shareholders of the Fifth Third Funds, including the availability of a Fund with objectives, policies, and services similar to each Kent Fund; (2) the projected expense ratios of each Kent Fund compared to the corresponding Fifth Third Fund; (3) the investment management efficiencies that may be gained;
(4) the potential economies of scale which could be realized as a result of the increase in size of each Fifth Third Fund; (5) the qualifications and experience of Fifth Third Asset Management Inc.; (6) the recommendation of the investment advisor of the Kent Funds in favor of the Transaction; (7) the fact that the Transaction will not result in a recognition of any gain or loss for federal income tax purposes; and (8) that the economic interests of shareholders of the Kent Funds and the Fifth Third Funds will not be diluted as a result of the proposed Transaction.

     Kent Fund shareholders who do not wish to be reorganized into the Fifth Third Funds and have their Kent Fund shares exchanged for shares of a corresponding Fifth Third Fund should redeem their shares prior to the consummation of the reorganization. If you redeem your shares you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

                                   FEE TABLES

     Fee tables showing the current fees as of April 30, 2001 for the Kent Funds and November 30, 2000 for the Fifth Third Funds (with the exception of the Fifth Third Prime Money Market Fund which shows current fees as of April 30, 2001), as well as the pro forma fees annualized after the reorganization and after fee waivers and/or expense reimbursement, are below. Fifth Third Asset Management Inc., the investment advisor to the Fifth Third Funds, has agreed to maintain for each Fifth Third Fund below investment advisory fees that are equal to those of its corresponding Kent Fund as of the date of the Parent/Advisor Merger (April 2, 2001) (with the exception of the Fifth Third Intermediate Municipal Bond Fund which will be 0.05% higher). Fifth Third Asset Management Inc. also has agreed that until April 2, 2003, it will maintain for each Fifth Third Fund below, total fund operating expenses (as a percentage of total assets) that are less than or equal to those of its corresponding Kent Fund as of the date of the Parent/Advisor Merger (April 2, 2001). Thereafter, total fund operating expenses (as a percentage of total assets) for each Fifth Third Fund may be higher.

                                                                                       Fifth Third Institutional
                                                         Kent Government               -------------------------
                                                          Money Market                  Government Money Market
                                                          ------------                  -----------------------
                                                              Fund                               Fund
                                                              ----                               ----
                                                 Institutional      Investment      Institutional        Service
                                                 -------------      ----------      -------------        -------
Shareholder Fees

(fees paid directly from your investment)
  Maximum Sales Charge (Load)
   Imposed on Purchases (as a percentage
   of offering price)                                 None             None              None             None

  Maximum Sales Charge on
    Reinvested Dividends                              None             None              None             None

  Maximum Deferred Sales Charge (as a
    percentage of original purchase price
    or redemption proceeds, as applicable)            None             None              None             None

  Redemption Fee                                      None             None              None             None

  Exchange Fee                                        None             None              None             None

Annual Fund Operating Expenses

(expenses that are deducted from
Fund assets)
  Management Fees                                     0.40%/1/         0.40%/1/          0.40%            0.40%

  Distribution/Service (12b-1) Fees                   None             0.25%             None             0.25%

  Other Expenses                                      0.23%            0.23%             0.25%/2/         0.25%/2/

  Total Annual Fund Operating Expenses                0.63%            0.88%             0.65%            0.90%

  Fee Waiver and/or                                   0.23%/1/         0.23%/1/          0.25%/3/         0.25%/3/
          Expense Reimbursement

  Net Expenses                                        0.40%            0.65%             0.40%            0.65%

/1/ The Investment Advisor has contractually agreed to waive a portion of its management fees and the Fund's administrator and fund accountant have contractually agreed to waive a portion of the administration and fund accounting fees payable by the Fund at least until December 31, 2001.

/2/ Other expenses are based on estimated amounts for the current fiscal year.

/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Institutional Government Money Market Fund to: Institutional, 0.40% and Service, 0.65%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Kent Government Money Market Fund
Fifth Third Institutional Government Money Market Fund

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                          1 Year  3 Years
                                                          ------  -------
Kent Government Money Market Fund
 Institutional Shares...................................  $41     $179
 Investment Shares......................................  $66     $258

Fifth Third Institutional Government Money Market Fund
 Institutional Shares...................................  $41     $183
 Service Shares.........................................  $66     $262

                                                                             Fifth Third
                                                                             -----------
                                                       Lyon Street          Institutional
                                                       -----------          -------------
                                                      Institutional       Money Market Fund
                                                      -------------       -----------------
                                                    Money Market Fund       Institutional
                                                    -----------------       -------------
Shareholder Fees

(fees paid directly from your investment)
  Maximum Sales Charge (Load)
   Imposed on Purchases (as a percentage
   of offering price)                                     None                   None

  Maximum Sales Charge on
   Reinvested Dividends                                   None                   None

  Maximum Deferred Sales Charge (as a
   percentage of original purchase price
   or redemption proceeds, as applicable)                 None                   None

  Redemption Fee                                          None                   None

  Exchange Fee                                            None                   None

Annual Fund Operating Expenses

(expenses that are deducted from
Fund assets)
  Management Fees                                         0.40%                  0.40%

  Distribution/Service (12b-1) Fees                       None                   None

  Other Expenses                                          0.34%                  0.36%/1/

  Total Annual Fund Operating Expenses                    0.74%                  0.76%

  Fee Waiver and/or                                       0.52%                  0.54%/2/
          Expense Reimbursement

  Net Expenses                                            0.22%/3/               0.22%

/1/ Other expenses are based on estimated amounts for the current fiscal year.


/2/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Fifth Third Institutional Money Market Fund to: Institutional, 0.22%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

/3/ This is the actual total fund operating expense you will pay as an investor in the Lyon Street Institutional Money Market Fund. That's because the Advisor has contractually agreed to waive a portion of the annual management fees, and the Administrator has contractually agreed to waive a portion of the administration fee, payable by the Fund.

Lyon Street Institutional Money Market Fund
Fifth Third Institutional Money Market Fund

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                   1 Year  3 Years
                                                   ------  -------
Lyon Street Institutional Money Market Fund....    $23     $184

Fifth Third Institutional Money Market Fund
 Institutional Shares..........................    $23     $189

                                                  Kent Michigan Municipal       Fifth Third Michigan Municipal Money
                                                  -----------------------       ------------------------------------
                                                     Money Market Fund                      Market Fund
                                                     -----------------                      -----------
                                                Institutional   Investment      Institutional          Investment A
                                                -------------   ----------      -------------          ------------
Shareholder Fees

(fees paid directly from your investment)
   Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage
    of offering price)                               None          None             None                   None

   Maximum Sales Charge on
     Reinvested Dividends                            None          None             None                   None

   Maximum Deferred Sales Charge (as a
     percentage of original purchase price
     or redemption proceeds, as applicable)          None          None             None                   None

   Redemption Fee                                    None          None             None                   None

   Exchange Fee                                      None          None             None                   None

Annual Fund Operating Expenses

(expenses that are deducted from
Fund assets)
   Management Fees                                   0.40%        0.40%             0.40%                   0.40%

   Distribution/Service (12b-1) Fees                 None         0.25%             None                    0.25%

   Other Expenses                                    0.22%        0.22%             0.25%/1/                0.25%/1/

   Total Annual Fund Operating Expenses              0.62%        0.87%             0.65%                   0.90%

   Fee Waiver and/or                                 0.08%        0.08%             0.11%/2/                0.11%/2/
       Expense Reimbursement

   Net Expenses                                      0.54%        0.79%             0.54%                   0.79%

/1/ Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Michigan Municipal Money Market Fund to: Institutional, 0.54% and Investment A, 0.79% . These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Kent Michigan Municipal Money Market Fund
Fifth Third Michigan Municipal Money Market Fund

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                                            1 Year  3 Years
                                                            ------  -------
Kent Michigan Municipal Money Market Fund
 Institutional Shares.....................................     $55     $190
 Investment Shares........................................     $81     $270

Fifth Third Michigan Municipal Money Market Fund
 Institutional Shares.....................................     $55     $197
 Investment A Shares......................................     $81     $276

                                                 Kent International Growth Fund    Fifth Third International GDP Fund
                                                 ------------------------------    ----------------------------------
                                                 Institutional     Investment      Institutional       Investment A
                                                 -------------     ----------      -------------       ------------
Shareholder Fees

(fees paid directly from your investment)
   Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage
    of offering price)                               None             None              None                4.50%/1/

   Maximum Sales Charge on
     Reinvested Dividends                            None             None              None                None

   Maximum Deferred Sales Charge (as a
    percentage of original purchase price
    or redemption proceeds, as applicable)           None             None              None                None

   Redemption Fee                                    None             None              None                None

   Exchange Fee                                      None             None              None                None

Annual Fund Operating Expenses

(expenses that are deducted from
Fund assets)
   Management Fees                                   0.75%            0.75%             0.75%               0.75%

   Distribution/Service (12b-1) Fees                 None             0.25%             None                0.25%

   Other Expenses                                    0.26%            0.26%             0.32%/2/            0.32%/2/

   Total Annual Fund Operating Expenses              1.01%            1.26%             1.07%               1.32%

   Fee Waiver and/or                                 0.00%            0.00%             0.06%/3/            0.06%/3/
       Expense Reimbursement

   Net Expenses                                      1.01%            1.26%             1.01%               1.26%

/1/ Fifth Third has agreed to waive the sales load for Kent shareholders.

/2/ Other expenses are based on estimated amounts for the current fiscal year.

/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the International GDP Fund to: Institutional, 1.01% and Investment A, 1.26%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Kent International Growth Fund
Fifth Third International GDP Fund

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                               1 Year  3 Years
                                               ------  -------
Kent International Growth Fund
 Institutional Shares........................    $103     $322
 Investment Shares...........................    $128     $400

Fifth Third International GDP Fund
 Institutional Shares........................    $103     $334
 Investment A Shares, without load...........    $128     $412
 Investment A Shares, with load..............    $573     $844

                                                Kent Small Company Growth Fund    Fifth Third Small Cap Growth Fund
                                                ------------------------------    ---------------------------------

                                                Institutional     Investment      Institutional      Investment A
                                                -------------     ----------      -------------      ------------
Shareholder Fees

(fees paid directly from your investment)
  Maximum Sales Charge (Load)
   Imposed on Purchases (as a percentage
   of offering price)                           None               None           None               4.50%/1/

  Maximum Sales Charge on
    Reinvested Dividends                        None               None           None               None

  Maximum Deferred Sales Charge (as a
   percentage of original purchase price or
   redemption proceeds, as applicable)          None               None           None               None

  Redemption Fee                                None               None           None               None

  Exchange Fee                                  None               None           None               None

Annual Fund Operating Expenses

(expenses that are deducted from
Fund assets)
  Management Fees                               0.70%              0.70%          0.70%              0.70%

  Distribution/Service (12b-1) Fees             None               0.25%          None               0.25%

  Other Expenses                                0.22%              0.22%          0.24%/2/           0.24%/2/

  Total Annual Fund Operating Expenses          0.92%              1.17%          0.94%              1.19%

  Fee Waiver and/or                             0.00%              0.00%          0.02%/3/           0.02%/3/
      Expense Reimbursement

  Net Expenses                                  0.92%              1.17%          0.92%              1.17%

/1/  Fifth Third has agreed to waive the sales load for Kent shareholders.

/2/  Other expenses are based on estimated amounts for the current fiscal year.

/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Small Cap Growth Fund to: Institutional, 0.92% and Investment A, 1.17%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Kent Small Company Growth Fund
Fifth Third Small Cap Growth Fund

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                      1 Year  3 Years
                                      ------  -------

Kent Small Company Growth Fund
 Institutional Shares...............    $ 94     $293
 Investment Shares..................    $119     $372

Fifth Third Small Cap Growth Fund
 Institutional Shares...............    $ 94     $298
 Investment A Shares, without load..    $119     $376
 Investment A Shares, with load.....    $564     $809

                                                 Kent Large Company Growth Fund    Fifth Third Large Cap Growth Fund
                                                 ------------------------------    ---------------------------------

                                                Institutional     Investment      Institutional    Investment A
                                                -------------     ----------      -------------    ------------
Shareholder Fees

(fees paid directly from your investment)
  Maximum Sales Charge (Load)
   Imposed on Purchases (as a percentage
   of offering price)                           None              None           None              4.50%/1/

  Maximum Sales Charge on
    Reinvested Dividends                        None              None           None              None

  Maximum Deferred Sales Charge (as a
   percentage of original purchase price or
   redemption proceeds, as applicable)          None              None           None              None

  Redemption Fee                                None              None           None              None

  Exchange Fee                                  None              None           None              None

Annual Fund Operating Expenses

(expenses that are deducted from
Fund assets)
  Management Fees                               0.70%             0.70%          0.70%             0.70%

  Distribution/Service (12b-1) Fees             None              0.25%          None              0.25%

  Other Expenses                                0.24%             0.24%          0.27%/2/          0.27%/2/

  Total Annual Fund Operating Expenses          0.94%             1.19%          0.97%             1.22%

  Fee Waiver and/or                             0.00%             0.00%          0.03%/3/          0.03%/3/
          Expense Reimbursement

  Net Expenses                                  0.94%             1.19%          0.94%             1.19%

/1/  Fifth Third has agreed to waive the sales load for Kent shareholders.

/2/  Other expenses are based on estimated amounts for the current fiscal year.

/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Growth Fund to: Institutional, 0.94% and Investment A, 1.19%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Kent Large Company Growth Fund
Fifth Third Large Cap Growth Fund

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                       1 Year  3 Years
                                       ------  -------
Kent Large Company Growth Fund
 Institutional Shares................    $ 96     $300
 Investment Shares...................    $121     $378

Fifth Third Large Cap Growth Fund
 Institutional Shares................    $ 96     $306
 Investment A Shares, without load...    $121     $384
 Investment A Shares, with load......    $566     $817

                                                  Kent Index Equity Fund      Fifth Third Equity Index Fund
                                                ---------------------------  -------------------------------
                                                Institutional   Investment    Institutional    Investment A
                                                --------------  -----------  ---------------  --------------
Shareholder Fees

(fees paid directly from your investment)
  Maximum Sales Charge (Load)
   Imposed on Purchases (as a percentage
   of offering price)                             None            None         None             4.50%/1/

  Maximum Sales Charge on
   Reinvested Dividends                           None            None         None             None

  Maximum Deferred Sales Charge (as a
   percentage of original purchase price
   or redemption proceeds, as applicable)         None            None         None             None

  Redemption Fee                                  None            None         None             None

  Exchange Fee                                    None            None         None             None

Annual Fund Operating Expenses

(expenses that are deducted from
Fund assets)
  Management Fees                                 0.30%/2/        0.30%/2/     0.30%            0.30%

  Distribution/Service (12b-1) Fees               None            0.25%        None             0.25%

  Other Expenses                                  0.23%           0.23%        0.25%/3/         0.25%/3/

  Total Annual Fund Operating Expenses            0.53%           0.78%        0.55%            0.80%

  Fee Waiver and/or                               0.13%/2/        0.13%/2/     0.15%/4/         0.15%/4/
      Expense Reimbursement

  Net Expenses                                    0.40%           0.65%        0.40%            0.65%

/1/ Fifth Third has agreed to waive the sales load for Kent shareholders.

/2/ The Investment Advisor has contractually agreed to waive a portion of the annual management fees and the Fund's administrator and fund accountant have contractually agreed to waive a portion of the administration and fund accounting fees payable by the Fund at least until December 31, 2001.

/3/ Other expenses are based on estimated amounts for the current fiscal year.

/4/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the
Equity Index Fund to: Institutional, 0.40% and Investment A, 0.65%.   These
waivers and/or expense reimbursements will remain in effect until 4/2/03.

Kent Index Equity Fund
Fifth Third Equity Index Fund

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                        1 Year  3 Years
                                        ------  -------
Kent Index Equity Fund
 Institutional Shares...............    $ 41     $157
 Investment Shares..................    $ 66     $236

Fifth Third Equity Index Fund
 Institutional Shares...............    $ 41     $161
 Investment A Shares, without load..    $ 66     $240
 Investment A Shares, with load.....    $513     $680

                                                 Kent Growth and Income Fund    Fifth Third Large Cap Value Fund
                                                 ---------------------------    --------------------------------
                                                 Institutional    Investment     Institutional     Investment A
                                                 -------------    ----------     -------------     ------------
Shareholder Fees

(fees paid directly from your investment)
   Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage
    of offering price)                          None              None           None              4.50%/1/

   Maximum Sales Charge on
    Reinvested Dividends                        None              None           None              None

   Maximum Deferred Sales Charge (as a
    percentage of original purchase price
    or redemption proceeds, as applicable)      None              None           None              None

   Redemption Fee                               None              None           None              None

   Exchange Fee                                 None              None           None              None

Annual Fund Operating Expenses

(expenses that are deducted from
Fund assets)
   Management Fees                              0.70%             0.70%          0.70%             0.70%

   Distribution/Service (12b-1) Fees            None              0.25%          None              0.25%

   Other Expenses                               0.22%             0.22%          0.24%/2/          0.24%/2/

   Total Annual Fund Operating Expenses         0.92%             1.17%          0.94%             1.19%

   Fee Waiver and/or                            0.00%             0.00%          0.02%/3/          0.02%/3/
       Expense Reimbursement

   Net Expenses                                 0.92%             1.17%          0.92%             1.17%

/1/ Fifth Third has agreed to waive the sales load for Kent shareholders.

/2/ Other expenses are based on estimated amounts for the current fiscal year.

/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Value Fund to: Institutional, 0.92% and Investment A, 1.17%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Kent Growth and Income Fund
Fifth Third Large Cap Value Fund

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                        1 Year  3 Years
                                        ------  -------
Kent Growth and Income Fund
 Institutional Shares...............    $ 94    $293
 Investment Shares..................    $119    $372

Fifth Third Large Cap Value Fund
 Institutional Shares...............    $ 94    $298
 Investment A Shares, without load..    $119    $376
 Investment A Shares, with load.....    $564    $809

                                                Kent Short Term Bond Fund     Fifth Third Short Term Bond Fund
                                                -------------------------     --------------------------------
                                                Institutional   Investment     Institutional      Investment A
                                                -------------   ----------     -------------      ------------
Shareholder Fees

(fees paid directly from your investment)
  Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage
    of offering price)                          None            None           None               4.50%/1/

  Maximum Sales Charge on
    Reinvested Dividends                        None            None           None               None

  Maximum Deferred Sales Charge (as a
    percentage of original purchase price       None            None           None               None
    or redemption proceeds, as applicable)

  Redemption Fee                                None            None           None               None

  Exchange Fee                                  None            None           None               None

Annual Fund Operating Expenses

(expenses that are deducted from
Fund assets)
  Management Fees                               0.50%           0.50%          0.50%              0.50%

  Distribution/Service (12b-1) Fees             None            0.25%/2/       None               0.25%/4/

  Other Expenses                                0.24%           0.24%          0.27%/3/           0.27%/3/

  Total Annual Fund Operating Expenses          0.74%           0.99%          0.77%              1.02%

  Fee Waiver and/or                             0.00%           0.10%          0.03%/4/           0.13%/4/
      Expense Reimbursement

  Net Expenses                                  0.74%           0.89%          0.74%              0.89%

/1/ Fifth Third has agreed to waive the sales load for Kent shareholders.

/2/ The Fund's Distributor has contractually agreed to waive 0.10% of the Fund's 12b-1 fees for Investment Shares at least until December 31, 2001.

/3/ Other expenses are based on estimated amounts for the current fiscal year.

/4/ The Funds' Advisor, Distributor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Short Term Bond Fund to: Institutional, 0.74% and Investment A, 0.89%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Kent Short Term Bond Fund
Fifth Third Short Term Bond Fund

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                               1 Year   3 Years
                                               ------   -------
Kent Short Term Bond Fund
 Institutional Shares......................    $ 76     $237
 Investment Shares.........................    $ 91     $305

Fifth Third Short Term Bond Fund
 Institutional Shares......................    $ 76     $243
 Investment A Shares, without load.........    $ 91     $312
 Investment A Shares, with load............    $537     $748

                                                    Kent Michigan Municipal     Fifth Third Michigan Municipal
                                                    -----------------------     ------------------------------
                                                           Bond Fund                     Bond Fund
                                                           ---------                     ---------
                                                  Institutional   Investment   Institutional     Investment A
                                                  -------------   ----------   -------------     ------------
Shareholder Fees

(fees paid directly from your investment)
  Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage
    of offering price)                            None            None         None              4.50%/1/

  Maximum Sales Charge on
    Reinvested Dividends                          None            None         None              None

  Maximum Deferred Sales Charge (as a
    percentage of original purchase price
    or redemption proceeds, as applicable)        None            None         None              None

  Redemption Fee                                  None            None         None              None

  Exchange Fee                                    None            None         None              None

Annual Fund Operating Expenses

(expenses that are deducted from
Fund assets)
  Management Fees                                 0.45%           0.45%        0.45%             0.45%

  Distribution/Service (12b-1) Fees               None            0.25%/2/     None              0.25%/4/

  Other Expenses                                  0.24%           0.24%        0.26%/3/          0.26%/3/

  Total Annual Fund Operating Expenses            0.69%           0.94%        0.71%             0.96%

  Fee Waiver and/or                               0.00%           0.10%        0.02%/4/          0.12%/4/
      Expense Reimbursement

  Net Expenses                                    0.69%           0.84%        0.69%             0.84%

/1/ Fifth Third has agreed to waive the sales load for Kent shareholders.

/2/ The Fund's Distributor has contractually agreed to waive 0.10% of the Fund's 12b-1 fees for Investment Shares at least until December 31, 2001.

/3/ Other expenses are based on estimated amounts for the current fiscal year.

/4/ The Funds' Advisor, Distributor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Michigan Municipal Bond Fund to: Institutional, 0.69% and Investment A, 0.84%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Kent Michigan Municipal Bond Fund
Fifth Third Michigan Municipal Bond Fund

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                    1 Year    3 Years
                                                    ------    -------
Kent Michigan Municipal Bond Fund
 Institutional Shares........................... .   $ 70     $221
 Investment Shares...............................    $ 86     $290

Fifth Third Michigan Municipal Bond Fund
 Institutional Shares............................    $ 70     $225
 Investment A Shares, without load...............    $ 86     $294
 Investment A Shares, with load..................    $532     $732

                                                 Kent Tax-Free Income Fund    Fifth Third Municipal Bond Fund
                                                 -------------------------    -------------------------------
                                                Institutional   Investment    Institutional     Investment A
                                                -------------   ----------    -------------      -----------
Shareholder Fees

(fees paid directly from your investment)
  Maximum Sales Charge (Load)                     None            None         None              4.50%/1/
    Imposed on Purchases (as a percentage
    of offering price)

  Maximum Sales Charge on
    Reinvested Dividends                          None            None         None              None

  Maximum Deferred Sales Charge (as a
    percentage of original purchase price         None            None         None              None
    or redemption proceeds, as applicable)

  Redemption Fee                                  None            None         None              None

  Exchange Fee                                    None            None         None              None

Annual Fund Operating Expenses

(expenses that are deducted from
Fund assets)
  Management Fees                                 0.55%           0.55%        0.55%             0.55%

  Distribution/Service (12b-1) Fees               None            0.25%        None              0.25%

  Other Expenses                                  0.24%           0.24%        0.27%/2/          0.27%/2/

  Total Annual Fund Operating Expenses            0.79%           1.04%        0.82%             1.07%

  Fee Waiver and/or                               0.00%           0.00%        0.03%/3/          0.03%/3/
        Expense Reimbursement

  Net Expenses                                    0.79%           1.04%        0.79%             1.04%

/1/ Fifth Third has agreed to waive the sales load for Kent shareholders.

/2/ Other expenses are based on estimated amounts for the current fiscal year.

/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Municipal Bond Fund to: Institutional, 0.79% and Investment A, 1.04%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Kent Tax-Free Income Fund
Fifth Third Municipal Bond Fund

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                             1 Year   3 Years
                                             ------   -------
Kent Tax-Free Income Fund
 Institutional Shares....................    $ 81     $252
 Investment Shares.......................    $106     $331

Fifth Third Municipal Bond Fund
 Institutional Shares....................    $ 81     $259
 Investment A Shares, without load.......    $106     $337
 Investment A Shares, with load..........    $551     $772

                                                                                                                Pro Forma
                                                                                                                ---------
                                              Kent Intermediate Bond   Fifth Third Intermediate Bond  Fifth Third Intermediate Bond
                                              ----------------------   -----------------------------  -----------------------------
                                                       Fund                        Fund*                          Fund
                                                       ----                        ----                           ----
                                             Institutional  Investment  Institutional  Investment A   Institutional  Investment A
                                             -------------  ---------- -------------  -------------   -------------  ------------
Shareholder Fees

(fees paid directly from your investment)
  Maximum Sales Charge (Load)
    Imposed on Purchases (as a percentage
    of offering price)                       None           None       None           4.50%           None           4.50%/1/

  Maximum Sales Charge on
    Reinvested Dividends                     None           None       None           None            None           None

  Maximum Deferred Sales Charge (as a
    percentage of original purchase price
    or redemption proceeds, as applicable)   None           None       None           None            None           None

  Redemption Fee                             None           None       None           None            None           None

  Exchange Fee                               None           None       None           None            None           None

Annual Fund Operating Expenses

(expenses that are deducted from
Fund assets)
  Management Fees                            0.55%          0.55%      0.55%          0.55%           0.55%          0.55%

  Distribution/Service (12b-1) Fees          None           0.25%      None           0.25%           None           0.25%

  Other Expenses                             0.22%          0.22%      0.25%          0.25%           0.24%/2/       0.24%/2/

  Total Annual Fund Operating Expenses       0.77%          1.02%      0.80%          1.05%           0.79%          1.04%

  Fee Waiver and/or                          0.00%          0.00%      0.04%/3/       0.04%/3/        0.03%/4/       0.03%/4/
        Expense Reimbursement

  Net Expenses                               0.77%          1.02%      0.76%          1.01%           0.76%          1.01%

*Currently named Fifth Third Bond Fund for Income, to be named Fifth Third Intermediate Bond Fund effective October 29, 2001.
/1/ Fifth Third has agreed to waive the sales load for Kent shareholders.

/2/ Other expenses are based on estimated amounts for the current fiscal year.

/3/ BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Bond Fund for Income: Institutional shares, 0.04% and Investment A shares, 0.04% . Therefore, Total Annual Fund Operating Expenses for the Bond Fund for Income after fee waivers were: Institutional shares, 0.76% and Investment A shares, 1.01%. These waivers may be discontinued at any time.

/4/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Intermediate Bond Fund to: Institutional, 0.76% and Investment A, 1.01%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Kent Intermediate Bond Fund
Fifth Third Intermediate Bond Fund *
Fifth Third Intermediate Bond Fund Pro Forma

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                   1 Year    3 Years    5 Years    10 Years
                                                   ------    -------    -------    --------
Kent Intermediate Bond Fund
 Institutional Shares.........................     $ 79      $246       $  428      $  954

 Investment Shares............................     $104      $325       $  563      $1,248

Fifth Third Intermediate Bond Fund *
 Institutional Shares.........................     $ 82      $255       $  444      $  990

 Investment A Shares..........................     $552      $769       $1,003      $1,675

Fifth Third Intermediate Bond Fund Pro Forma
 Institutional Shares.........................     $ 78      $249       $  436      $  975

 Investment A Shares, without load............     $103      $328       $  571      $1,268

 Investment A Shares, with load...............     $548      $763       $  995      $1,661

*Currently named Fifth Third Bond Fund for Income, to be named Fifth Third Intermediate Bond Fund effective October 29, 2001.

                                                         Kent                      Fifth Third                   Pro Forma
                                                        -----                      -----------                   ---------
                                                      Income Fund                  Bond Fund *                  Fifth Third
                                                      -----------                  -----------                  -----------
                                                                                                                 Bond Fund
                                                                                                                 ---------
                                              Institutional  Investment   Institutional   Investment A   Institutional  Investment A
                                              -------------  -----------  -------------   ------------   -------------  ------------
Shareholder Fees

(fees paid directly from your investment)
  Maximum Sales Charge (Load)
   Imposed on Purchases (as a percentage
   of offering price)                              None         None         None            4.50%           None          4.50%/1/

  Maximum Sales Charge on
   Reinvested Dividends                            None         None         None            None            None          None

  Maximum Deferred Sales Charge (as a
   percentage of original purchase price
   or redemption proceeds, as applicable)          None         None         None            None            None          None

  Redemption Fee                                   None         None         None            None            None          None

  Exchange Fee                                     None         None         None            None            None          None

Annual Fund Operating Expenses

(expenses that are deducted from
Fund assets)
  Management Fees                                  0.60%        0.60%        0.55%           0.55%           0.60%/2/      0.60%/2/

  Distribution/Service (12b-1) Fees                None         0.25%        None            0.25%           None          0.25%

  Other Expenses                                   0.22%        0.22%        0.29%           0.29%           0.28%/3/      0.28%/3/

  Total Annual Fund Operating Expenses             0.82%        1.07%        0.84%           1.09%           0.88%         1.13%

  Fee Waiver and/or                                0.00%        0.00%        0.09%/4/        0.09%/4/        0.08%/5/      0.08%/5/
      Expense Reimbursement

  Net Expenses                                     0.82%        1.07%        0.75%           1.00%           0.80%         1.05%

* Currently named Fifth Third Quality Bond Fund, to be named Fifth Third Bond Fund effective October 29, 2001.

/1/ Fifth Third has agreed to waive the sales load for Kent shareholders.

/2/ Subject to Fifth Third shareholder approval.

/3/ Other expenses are based on estimated amounts for the current fiscal year.

/4/ BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Quality Bond Fund: Institutional shares, 0.09%, and Investment A shares, 0.09%. Therefore, Total Annual Fund Operating Expenses for the Quality Bond Fund after fee waivers were: Institutional shares, 0.75% and Investment A shares, 1.00%. These waivers may be discontinued at any time.

/5/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Bond Fund to: Institutional, 0.80% and Investment A, 1.05%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Kent Income Fund
Fifth Third Bond Fund *
Fifth Third Bond Fund Pro Forma

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                      1 Year  3 Years  5 Years  10 Years
                                      ------  -------  -------  --------

Kent Income Fund
 Institutional Shares...............    $ 84     $262   $  455    $1,014

 Investment Shares..................    $109     $340   $  590    $1,306

Fifth Third Bond Fund *
 Institutional Shares...............    $ 86     $268   $  466    $1,037

 Investment A Shares................    $556     $781   $1,024    $1,719

Fifth Third Bond Fund Pro Forma
 Institutional Shares...............    $ 82     $273   $  480    $1,077
 Investment A Shares, without load..    $107     $351   $  615    $1,367
 Investment A Shares, with load.....    $552     $785   $1,037    $1,756

 * Currently named Fifth Third Quality Bond Fund, to be named Fifth Third Bond Fund effective October 29, 2001.

                                                  Kent Intermediate        Fifth Third Intermediate             Pro Forma
                                                  -----------------        ------------------------             ---------
                                                    Tax-Free Fund            Municipal Bond Fund *      Fifth Third Intermediate
                                                    -------------            ---------------------      ------------------------
                                                                                                           Municipal Bond Fund
                                                                                                           -------------------
                                             Institutional  Investment   Institutional   Investment A  Institutional  Investment A
                                             -------------  ----------   -------------   ------------  -------------  ------------
Shareholder Fees

(fees paid directly from your investment)
  Maximum Sales Charge (Load)
   Imposed on Purchases (as a percentage
   of offering price)                           None           None          None           4.50%          None         4.50%/1/

  Maximum Sales Charge on
   Reinvested Dividends                         None           None          None           None           None         None

  Maximum Deferred Sales Charge (as a
   percentage of original purchase price
   or redemption proceeds, as applicable)       None           None          None           None           None         None

  Redemption Fee                                None           None          None           None           None         None

  Exchange Fee                                  None           None          None           None           None         None

Annual Fund Operating Expenses

(expenses that are deducted from
Fund assets)
  Management Fees                               0.50%          0.50%         0.55%          0.55%          0.55%        0.55%

  Distribution/Service (12b-1) Fees             None           0.25%         None           0.25%          None         0.25%

  Other Expenses                                0.23%          0.23%         0.30%          0.31%          0.29%/2/     0.29%/2/

  Total Annual Fund Operating Expenses          0.73%          0.98%         0.85%          1.11%          0.84%        1.09%

  Fee Waiver and/or                             0.00%          0.00%         0.10%/3/       0.11%/3/       0.11%/4/     0.11%/4/
      Expense Reimbursement

  Net Expenses                                  0.73%          0.98%         0.75%          1.00%          0.73%        0.98%

*Currently named Fifth Third Municipal Bond Fund, to be named Fifth Third Intermediate Municipal Bond Fund effective October 29, 2001.

/1/ Fifth Third has agreed to waive the sales load for Kent shareholders.

/2/ Other expenses are based on estimated amounts for the current fiscal year.

/3/ BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Municipal Bond Fund: Institutional shares, 0.10% and Investment A shares: 0.11% Therefore, Total Annual Fund Operating Expenses for the Municipal Bond Fund after fee waivers were: Institutional shares: 0.75% and Investment A shares 1.00%. These waivers may be discontinued at any time.

/4/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Imtermediate Municipal Bond Fund to: Institutional, 0.73% and Investment A, 0.98%. These waivers and/or expense reimbursements will remian in effect until 4/2/03.

Kent Intermediate Tax-Free Fund
Fifth Third Intermediate Municipal Bond Fund *
Fifth Third Intermediate Municipal Bond Fund Pro Forma

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                                          1 Year  3 Years  5 Years  10 Years
                                                          ------  -------  -------  --------
Kent Intermediate Tax-Free Fund
 Institutional Shares...................................    $ 75     $233   $  406    $  906
 Investment Shares......................................    $100     $312   $  542    $1,201

Fifth Third Intermediate Municipal Bond Fund *
 Institutional Shares...................................    $ 87     $271   $  471    $1,049

 Investment A Shares....................................    $558     $787   $1,034    $1,741

Fifth Third Intermediate Municipal Bond Fund Pro Forma
 Institutional Shares...................................    $ 75     $257   $  455    $1,027

  Investment A Shares, without load......................    $100     $336   $  590    $1,319
  Investment A Shares, with load.........................    $545     $771   $1,014    $1,709

  *Currently named Fifth Third Municipal Bond Fund, to be named Fifth Third Intermediate Municipal Bond Fund effective October 29, 2001.

                                                Kent Money Market Fund          Fifth Third Prime                 Pro Forma
                                              --------------------------- -----------------------------           ---------
                                                                               Money Market Fund              Fifth Third Prime
                                                                         -----------------------------        -----------------
                                                                                                              Money Market Fund
                                                                                                              -----------------
                                              Institutional  Investment  Institutional   Investment A   Institutional   Investment A
                                              -------------  ----------  -------------   ------------   -------------   ------------
Shareholder Fees
(fees paid directly from your investment)
  Maximum Sales Charge (Load)
   Imposed on Purchases (as a percentage
   of offering price)                              None         None          None           None            None           None

  Maximum Sales Charge on
   Reinvested Dividends                            None         None          None           None            None           None

  Maximum Deferred Sales Charge (as a
   percentage of original purchase price or
   redemption proceeds, as applicable)             None         None          None           None            None           None

  Redemption Fee                                   None         None          None           None            None           None

  Exchange Fee                                     None         None          None           None            None           None

Annual Fund Operating Expenses

(expenses that are deducted from
Fund assets)
  Management Fees                                  0.40%       0.40%          0.40%          0.40%           0.40%          0.40%

  Distribution/Service (12b-1) Fees                None        0.25%          None           0.25%           None           0.25%

  Other Expenses                                   0.22%       0.22%          0.22%          0.22%           0.21%/1/       0.21%/1/

  Total Annual Fund Operating Expenses             0.62%       0.87%          0.62%          0.87%           0.61%          0.86%

  Fee Waiver and/or                                0.08%       0.08%          0.08%/2/       0.08%/2/        0.07%/3/       0.07%/3/
      Expense Reimbursement
  Net Expenses                                     0.54%       0.79%          0.54%          0.79%           0.54%          0.79%

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ BISYS waived the following Distribution (12b-1) Fees and/or Administration Fees for the Prime Money Market Fund: Institutional shares, 0.08% and Investment A shares, 0.08% . Therefore, Total Annual Fund Operating Expenses for the Prime Money Market after fee waivers were: Institutional shares, 0.54%. and Investment A shares, 0.79%. These waivers may be discontinued at any time.

/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Prime Money Market Fund to: Institutional, 0.54% and Investment A, 0.79%. These waivers and/or expenses reimbursements will remain in effect until 4/2/03.

Kent Money Market Fund
Fifth Third Prime Money Market Fund
Fifth Third Prime Money Market Fund Pro Forma

Example: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                                 1 Year  3 Years  5 Years  10
                                                 ------  -------  -------  --
Years
-----
Kent Money Market Fund
 Institutional Shares..........................     $55     $190     $338    $  767

 Investment Shares.............................     $81     $270     $474    $1,065

Fifth Third Prime Money Market Fund
 Institutional Shares..........................     $55     $190     $338    $  767

 Investment A Shares...........................     $81     $270     $474    $1,065

Fifth Third Prime Money Market Fund Pro Forma
 Institutional Shares..........................     $55     $188     $333    $  755

 Investment A Shares...........................     $81     $267     $470    $1,054


                            SYNOPSIS OF PROSPECTUS

Summary.  The following is a synopsis of certain information relating to the
-------
Transaction and is qualified in its entirety by the disclosure on such subjects contained elsewhere in this Proxy/Prospectus, in the Fifth Third Prospectus, the Kent Prospectuses, the Statements of Additional Information, and the Appendices attached hereto.

Key Features of Transaction.  The shareholders of each Kent Fund are being asked
----------------------------
to approve or disapprove the Agreement and Plan of Reorganization by and between Kent Funds on behalf of each Kent Fund and Fifth Third Funds on behalf of the corresponding Fifth Third Fund dated as of April __, 2001 (the "Reorganization Agreement"), a copy of which is attached to this Combined Prospectus/Proxy Statement as Appendix A. The Reorganization Agreement provides, among other things, for the transfer of all of the assets of each Kent Fund to the corresponding Fifth Third Fund in exchange for the assumption by such Fifth Third Fund of all of the liabilities of such Kent Fund and for a number of Shares of the designated classes calculated based on the value of the net assets of such Kent Fund acquired by such Fifth Third Fund and the net asset value per share of such Fifth Third Fund, all as more fully described below under "Information about the Reorganization." After receipt of Shares, each Kent Fund will liquidate, distributing the Shares to its shareholders in complete liquidation. Once the liquidations are completed, Kent Funds will deregister as an investment company and terminate as a business trust under Massachusetts law.

     At a meeting held on April 12, 2001, the Trustees of the Kent Funds, including the independent Trustees, voted unanimously to approve the Transaction and to recommend that shareholders of each Kent Fund also approve the Transaction. Approval of the reorganization of each Kent Fund requires the affirmative vote of a majority of all votes attributable to the voting securities of that Kent Fund voting separately as a fund, defined as the lesser of (a) 67% or more of the votes attributable to all voting securities of each Kent Fund present at such meeting, if holders of more than 50% of the votes attributable to the outstanding voting securities of the Kent Fund are present or represented by proxy, or (b) more than 50% of the votes attributable to the outstanding voting securities of each Kent Fund.

     Shareholders of each Kent Fund objecting to the proposed Transaction are not entitled under either Massachusetts law or the Kent Funds' Declaration of Trust to demand payment for or an appraisal of his or her particular Kent Fund shares if the Transaction is consummated over his or her objection. However, shares of each Kent Fund are redeemable for cash at their net asset value on days on which the New York Stock Exchange is open for business. If you redeem your Shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the Shares and the amount you receive for them.

     The shareholders of each Kent Fund also are being asked to consider and act upon a new investment advisory agreement (the "New Investment Advisory Agreement") with Fifth Third Asset Management Inc. Consideration of the New Investment Advisory Agreement has been made necessary by the Parent/Advisor Merger. If approved by shareholders, the New

Investment Advisory Agreement will take effect on the date of the Meeting and will continue, until the earlier of the relevant Kent Fund's reorganization or July 27, 2003.

     In the event that the proposals pertaining to any Kent Fund are not approved by the shareholders of any Kent Fund, such Kent Fund will continue to be managed as a separate fund in accordance with its current investment objectives and policies, and the Trustees of such Kent Fund may consider alternatives in the best interests of the shareholders. However, if approval of any of the proposals pertaining to any Kent Fund is obtained, the reorganization of such Kent Fund will be consummated. If the New Investment Advisory Agreement is not approved by any of the Kent Funds, the Board of the Kent Funds will promptly seek to enter into a new investment advisory arrangement for such Fund.

Principal Investment Objectives and Policies.  Below is a brief discussion of
--------------------------------------------
the principal investment objectives and policies of each Kent Fund which are substantially similar to the corresponding Fifth Third Fund. The following discussion is qualified in its entirety by the disclosure on such subjects contained in the Fifth Third Prospectus, the Kent Prospectuses, and the Statements of Additional Information. For a full and detailed description of permitted investments, see the applicable Fifth Third Prospectus, Kent Prospectuses, and the Statements of Additional Information.

     The securities currently held by each Kent Fund are substantially similar to those securities which the corresponding Fifth Third Fund may hold. Consequently, the proposed reorganization of the Kent Funds should not result in higher than normal portfolio turnover due to the corresponding Fifth Third Fund's disposal of investment securities.

Kent Government Money Market Fund and Fifth Third Institutional Government Money Market Fund

     Fundamental Objective  As its investment objective, the Kent Government
     ---------------------
Money Market Fund seeks current income. Similarly, the Fifth Third Institutional Government Money Market Fund seeks current income consistent with the stability of principal.

     Investment Policies  Under normal market conditions, each Fund invests in a
     -------------------
broad range of U.S. Treasury bills and notes and other obligations issued by the U.S. Government and its agencies, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities.

     Each Fund manages its portfolio subject to strict SEC guidelines, which are designed so that each Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of each Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of each Fund may not exceed 90 days.

     When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may hold up to 100% of its assets in cash. The taking of such a temporary defensive posture may adversely impact the ability of each Fund to achieve its investment objective.

Lyon Street Institutional Money Market Fund and Fifth Third Institutional Money Market Fund

     Fundamental Objective  As its investment objective, the Lyon Street
     ---------------------
Institutional Money Market Fund seeks current income from short-term securities while preserving capital and maintaining liquidity. Similarly, the Fifth Third Institutional Money Market Fund seeks current income from short-term securities consistent with the stability of principal.

     Investment Policies  Under normal market conditions, each Fund invests in a
     -------------------
broad range of short-term instruments including commercial paper, short-term corporate obligations and short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. The securities will have short-term debt ratings in the two highest rating categories of at least two Rating Agencies or will be unrated securities of comparable quality.

     Each Fund manages its portfolio subject to strict SEC guidelines, which are designed so that each Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of each Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

     When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may hold up to 100% of its assets in cash. The taking of such a temporary defensive posture may adversely impact the ability of each Fund to achieve its investment objective.

Kent Michigan Municipal Money Market Fund and Fifth Michigan Municipal Money Market Fund

     Fundamental Objective  As their investment objectives, the Kent Michigan
     ---------------------
Municipal Money Market Fund and the Fifth Third Michigan Municipal Money Market Fund seek current income that is exempt from federal income tax and Michigan personal income tax.

     Investment Policies  Under normal market conditions, each Fund invests at
     -------------------
least 80% of its net assets in federally tax-exempt obligations, which consist of municipal bonds, notes and commercial paper issued by states and local governments that are exempt from federal taxes. The securities will have short term debt ratings in the two highest rating categories of at least two Nationally Recognized Statistical Rating Organizations ("Rating Agencies") or will be unrated securities of comparable quality. Normally, each Fund will invest at least 65% of its total assets in municipal obligations issued by the State of Michigan and its localities.

     Each Fund manages its portfolio subject to strict SEC guidelines, which are designed so that each Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of each Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

     When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in municipal bonds, the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. Each Fund may also hold uninvested cash reserves or invest in short-term taxable money market obligations. The taking of such a temporary defensive posture may adversely impact the ability of each Fund to achieve its investment objective.

Kent International Growth Fund and Fifth Third International GDP Fund

     Fundamental Objective  As their investment objectives, the Kent
     ---------------------
International Growth Fund and the Fifth Third International GDP Fund seek long-term capital appreciation.

     Investment Policies  Under normal market conditions, each Fund invests at
     -------------------
least 65% of its total assets in the common and preferred stocks of companies located in at least three countries in Europe, Australia and the Pacific Rim (Far East with respect to the Kent International Growth Fund).

     The Advisor considers a country's Gross Domestic Product ("GDP") and (to a lesser extent) market capitalization relative to other countries when determining region and country allocations among Europe, Australia and the Pacific Rim (Far East with respect to the Kent International Growth Fund). Allocation among companies is determined based on a stock's market capitalization and industry attractiveness. In using GDP as the primary consideration in determining country weightings, the Advisor focuses more on the size of a country's economy and less on the aggregate value of a country's stock market. Individual stock are selected from the countries represented in the Morgan Stanley Capital International GDP Europe, Australasia, and Far East Equity Index(R)/1/ (the "EAFE-GDP Index"). The allocation of Fund assets may shift from time to time from countries that each Fund considers overvalued to countries that it considers undervalued. Although each Fund seeks to equal or exceed the return of the EAFE-GDP Index, each Fund may invest its assets in proportions that differ from this index. Each Fund is not, therefore, an "index" fund, which typically holds securities in the index it attempts to replicate. Each Fund may at times invest more than 25% of its total assets in a particular country.

     Each Fund may lend its portfolio securities to broker-dealers and other institutional investors. When a Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of cash collateral.

     When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in money market instruments. The

/1/ "EAFE-GDP" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

taking of such a temporary defensive posture may adversely impact the ability of each Fund to achieve its investment objective.

Kent Small Company Growth Fund and Fifth Third Small Cap Growth Fund

     Fundamental Objective  As their investment objectives, the Kent Small
     ---------------------
Company Growth Fund and the Fifth Third Small Cap Growth Fund seek long-term capital appreciation.

     Investment Policies  Under normal market conditions, each Fund invests at
     -------------------
least 65% of its total assets in the equity securities of a diverse group of companies whose market capitalizations are less than $2 billion at the time of purchase. Market capitalization, a common measure of the size of a company, is the market price of a share of the company's stock multiplied by the number of shares that are outstanding. Each Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets. Quantitative analysis is used to identify stocks the Advisor believes have growth potential. Factors considered include return on assets, price to earnings per share, price to cash flow, and earnings per share growth.
The advisor will consider selling shares if the issuer's market capitalization increases to the point that it is ranked in the top half of all New York Stock Exchange Companies.

     When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of each Fund to achieve its investment objective.

Kent Large Company Growth Fund and Fifth Third Large Cap Growth Fund

     Fundamental Objective As their investment objective, the Kent Large
     ---------------------
Company Growth Fund and the Fifth Third Large Cap Growth Fund seek long-term capital appreciation.

Similarly, under normal market conditions, the Fifth Third Large Cap Growth Fund invests at least 65% of its total assets in equity securities of companies that the Advisor believes have potential for above-average growth as measured by projected earnings per share and growth in sales.

     When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of each Fund to achieve its investment objective.

Kent Index Equity Fund and Fifth Third Equity Index Fund

     Fundamental Objective  As their investment objective, the Kent Index Equity
     ---------------------
Fund and the Fifth Third Equity Index Fund seek long-term capital appreciation with current income as a secondary objective.

     Investment Policies  Under normal market conditions, each Fund invests
     -------------------
substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")*. The Advisor attempts to track the performance of the S&P 500(R) to achieve a correlation of
0.95 between the performance of each Fund and that of the S&P 500(R) without taking into account each Fund's expenses. Several factors may affect each Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of each Fund.

     When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of each Fund to achieve its investment objective.

* "S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

Kent Growth and Income Fund and Fifth Third Large Cap Value Fund

     Fundamental Objective  As its investment objective, the Kent Growth and
     ---------------------
Income Fund seeks long-term capital growth with current income as a secondary objective. Similarly, the Fifth Third Large Cap Value Fund seeks long-term capital appreciation with current income as a secondary objective.

     Investment Policies  Under normal market conditions, the Kent Growth and
     -------------------
Income Fund invests at least 65% of its total assets in equity securities of U.S. companies each having $100 million or more in market capitalization. The Fund intends to invest at least 65% of its total assets in equity securities that the Advisor believes have potential primarily for capital growth and secondarily for income. A portion of the Fund's assets may be invested in preferred stock or bonds convertible into common stock. The Fund expects to earn current income mainly from stock dividends and from interest on convertible bonds. The average market capitalization of the Fund's portfolio securities was $37.6 billion as of December 31, 2000.

     Under normal market conditions, the Fifth Third Large Cap Value Fund invests at least 65% of its total assets in equity securities of U.S. companies with at least $5 billion in market capitalization. The Fund intends to invest in equity securities of companies that the Advisor believes are undervalued and have potential for capital appreciation and income. When selecting equity securities, the Advisor considers an issuer's balance sheet stability, cash flow, and potential earnings growth. While some stocks may be purchased primarily for income, most stocks will be purchased for capital appreciation.

    When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of each Fund to achieve its investment objective.

Kent Short Term Bond Fund and Fifth Third Short Term Bond Fund

     Fundamental Objective  As their investment objective, the Kent Short Term
     ---------------------
Bond Fund and the Fifth Third Short Term Bond Fund seek current income.

     Investment Policies  Under normal market conditions, each Fund invests at
     -------------------
least 65% of its total assets in corporate and government debt securities. Each Fund is permitted to purchase U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and investment-grade corporate debt obligations (those that are rated in one of the four highest categories by a Rating Agency), or unrated securities of comparable quality. Each Fund will maintain a dollar-weighted average portfolio maturity of between one and three years.

     While maturity and credit quality are the most important investment factors, each Fund also considers current yield and yield to maturity and potential for capital gain. Each Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

     When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely affect the ability of each Fund to achieve its investment objective.

Kent Michigan Municipal Bond Fund and Fifth Third Michigan Municipal Bond Fund

     Fundamental Objective  As their investment objective, the Kent Michigan
     ---------------------
Municipal Bond Fund and the Fifth Third Michigan Municipal Bond Fund seek current income that is exempt from federal income tax and Michigan personal income tax.

     Investment Policies  Under normal market conditions, each Fund invests at
     -------------------
least 80% of its net assets in federally tax-exempt obligations. Federally tax-exempt obligations consist of municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes. In addition, under normal market conditions, at least 65% of each Fund's total assets will be invested in municipal obligations issued by the State of Michigan or its political subdivisions. Each Fund maintains a dollar-weighted average portfolio maturity of between three and five years. No security in each Fund will have a remaining maturity of more than ten years.

     Each Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality.
While maturity and credit quality are the most important investment factors, each Fund also considers current yield and yield to maturity and potential for capital gain when making investment decisions. Each Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

     When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its
normal range.   In addition, each Fund may invest up to 100% of its assets in municipal bonds, the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The taking of such a temporary defensive posture may adversely affect the ability of each Fund to achieve its investment objective.

Kent Tax-Free Income Fund and Fifth Third Municipal Bond Fund

     Fundamental Objective  As their investment objective, the Kent Tax-Free
     ---------------------
Income Fund and the Fifth Third Municipal Bond Fund seek current income that is exempt from federal income tax.

     Investment Policies  Under normal market conditions, each Fund invests at
     -------------------
least 80% of its net assets in federally tax-exempt obligations. Federally tax-exempt obligations consist of municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. Each Fund maintains a dollar-weighted average portfolio maturity of between ten and twenty-five years. Each Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality.

     While maturity and credit quality are the most important investment factors, each Fund also considers current yield and yield to maturity and potential for capital gain.

     While each Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as economic conditions and market prices dictate based on each Fund's investment objective. Each Fund may consider selling a security if it falls below the minimum credit quality required for purchase. If each Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively impact Fund performance, and cause additional taxable gains to shareholders.

     When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of each Fund to achieve its investment objective.

Kent Intermediate Bond Fund and Fifth Third Intermediate Bond Fund*

*Currently named Fifth Third Bond Fund for Income, to be named Fifth Third Intermediate Bond Fund effective October 29, 2001.

     Fundamental Objective  As its investment objective, the Kent Intermediate
     ---------------------
Bond Fund seeks current income. Similarly, as its investment objective, the Fifth Third Intermediate Bond Fund seeks a high level of current income.

     Investment Policies  Under normal market conditions, the Kent Intermediate
     -------------------
Bond Fund normally invests at least 65% of its total assets in corporate and government debt securities. The Fund is permitted to purchase U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and investment-grade corporate debt obligations (those that are rated in one of the four highest categories by a Rating Agency), or unrated securities of comparable quality. The Fund will maintain a dollar-weighted average portfolio maturity of between three and ten years.

     While maturity and credit quality are the most important investment factors, the Fund also considers the following when making investment decisions:

     - Current yield and yield to maturity; and
     - Potential for capital gain.

     The Fund will actively buy and sell securities or types of securities based on changing economic and market conditions. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase. If the Fund buys and sells securities frequently, there will be increased transaction costs, which can negatively impact Fund performance, and cause additional taxable gains to shareholders.

     Each Fund may lend its portfolio securities to broker-dealers and other institutional investors. When a Fund lends it securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral.

     Similarly, under normal market conditions, the Fifth Third Intermediate Bond Fund invests at least 65% of total assets in the following types of investment grade securities: corporate securities, mortgage-backed securities, and securities of the U.S. Treasury and U.S. Government agencies and instrumentalities. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents. The Fund will maintain a dollar-weighted average portfolio maturity of between three and ten years.

     From time to time, the Fund will invest in mortgage-backed securities, which generally offer higher interest rates than many types of debt securities.
Mortgage-backed                     securities represent interests in the
revenue generated from pools of mortgages.

     The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if the Advisor believes that the Fund can realize such appreciation without foregoing its objective of high current income.

     The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.

Kent Income Fund and Fifth Third Bond Fund*

     *Currently named Fifth Third Quality Bond Fund, to be named Fifth Third Bond Fund effective October 29, 2001

     Fundamental Objective  As its investment objective, the Kent Income Fund
     ---------------------
seeks current income. Similarly, the Fifth Third Bond Fund seeks high current income. Capital growth is a secondary objective.

     Investment Policies  Under normal market conditions, the Kent Income Fund
     -------------------
invests at least 65% of its total assets in corporate and government debt
securities.   The Fund is permitted to purchase U.S. Government obligations
(those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and investment-grade corporate debt obligations (those that are rated in one of the four categories by a Rating Agency), or unrated securities of comparable quality. However, the Fund intends to invest at least 65% of its total assets in U.S. Government obligations and corporate debt obligations that are rated in one of the three highest categories by a Rating Agency (or unrated securities of comparable quality). The Fund will maintain a dollar-weighted average portfolio maturity of between seven and twenty years.

     While maturity and credit quality are the most important investment factors, the Fund also considers the following when making investment decisions:

          - Current yield and yield to maturity; and
          - Potential for capital gain.

     While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as economic conditions and market prices dictate based on the Fund's investment objective. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase. If the Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively impact Fund performance, and cause additional taxable gains to shareholders.

     Each Fund may lend its portfolio securities to broker-dealers and other institutional investors. When a Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of cash collateral.

     Similarly, under normal market conditions, the Fifth Third Bond Fund invests at least 65% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, the Fund will maintain a dollar-weighted average portfolio maturity of between seven and twenty years; and each corporate bond is rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents as determined by the Advisor.

     The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

     The Fund reserves the right to invest up to 35% of total assets in other securities, such as money market instruments.

     Each Fund may lend its portfolio securities to broker-dealers and other institutional investors. When a Fund lends it securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral.

Kent Intermediate Tax-Free Fund and Fifth Third Intermediate Municipal Bond
Fund**

**Currently named Fifth Third Municipal Bond Fund, to be named Fifth Third Intermediate Municipal Bond Fund effective October 29, 2001.

     Fundamental Objective  As its investment objective, the Kent Intermediate
     ---------------------
Tax-Free Fund seeks current income that is exempt from federal income tax. Similarly, the Fifth Third Intermediate Municipal Bond Fund seeks a high level of current income that is exempt from federal regular income taxes.

     Investment Policies  Under normal market conditions, the Kent Intermediate
     -------------------
Tax-Free Fund invests at least 80% of its net assets in federally tax-exempt obligations. Federally tax-exempt obligations consist of municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes. Securities whose interest is considered a tax preference item under the federal alternative minimum tax will be considered taxable for purposes of this policy. The Fund maintains a dollar-weighted average portfolio maturity of between three and ten years.

     The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality.

     While maturity and credit quality are the most important investment factors, the Fund also considers the following when making investment decisions:

     - Current yield and yield to maturity; and
     - Potential for capital gain.

     The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

     The Fund may lend its portfolio securities to broker-dealers and other institutional investors. When a Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of cash collateral.

     When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of each Fund to achieve its investment objective.

     Similarly, under normal market conditions, the Fifth Third Intermediate Municipal Bond Fund invests at least 80% of net assets in municipal securities, which pay interest that is exempt from federal income tax. The securities generally are issued by U.S. states, counties, cities, towns, territories and public authorities. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents as determined by the Advisor.

     Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

     In selecting portfolio securities the Fund generally considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. At the time of investment, the Fund will maintain a dollar-weighted average portfolio maturity of between three and ten years.

     The Fund reserves the right to invest up to 20% of total assets in other securities, such as money market instruments.

     When the Advisor believes that market conditions warrant a temporary defensive posture, each Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, each Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The taking of such a temporary defensive posture may adversely affect the ability of each Fund to achieve its investment objective.

Kent Money Market Fund and Fifth Third Prime Money Market Fund

     Fundamental Objective  As its investment objective, the Kent Money Market
     ---------------------
Fund seeks current income. Similarly, the Fifth Third Prime Money Market Fund seeks current income consistent with stability of principal.

     Investment Policies  Under normal market conditions, the Kent Money Market
     -------------------
Fund invests in a broad range of U.S. Government, bank and commercial obligations which are considered to be of high credit quality and easily sold in the secondary market. These securities will have short term debt ratings in the two highest rating categories of at least two Rating Agencies or will be unrated securities of comparable quality. The Fund's dollar-weighted average portfolio maturity will not exceed 90 days. The Fund will not purchase any security that matures in more than 397 days. The Fund seeks to maintain a stable net asset value of $1.00 per share, although there is no guarantee that the net asset value will not vary. The Fund is permitted to invest in excess of 25% of its total assets in obligations of U.S. banks and domestic branches of foreign banks that are subject to the same regulation as U.S. banks.

     The Fund may lend its portfolio securities to broker-dealers and other institutional investors. When a Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of cash collateral.

     Similarly, under normal market conditions, the Fifth Third Prime Money Market Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S.
government agency or instrumentality.   The Fund will not invest more than 25%
of the value of its total assets in any one industry except commercial paper of finance companies. However, the Fund reserves the right to invest more than 25% of its net assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Fund will not invest more than 25% of its net assets in instruments of foreign banks.

     The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, unrated securities that are considered equivalent by the Fund's advisor. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

     The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

Distributions.
-------------

     Dividends
     ---------
     Kent Funds - Income dividends, if any, are as follows:
     . declared daily and paid monthly by Lyon Street Institutional Money Market Fund, Kent Money Market Fund, Kent Government Money Market Fund, and Kent Michigan Municipal Money Market Fund;
     . declared and paid annually by Kent International Growth Fund; and . declared and paid monthly by Kent Small Company Growth Fund, Kent Large Company Growth Fund, Kent Index Equity Fund, Kent Growth and Income Fund, Kent Short Term Bond Fund, Kent Michigan Municipal Bond Fund, Kent Tax-Free

     Income Fund, Kent Intermediate Bond Fund, Kent Income Fund, Kent Intermediate Tax-Free Fund, Kent Money Market Fund.

     Fifth Third Funds - Dividends, if any, are as follows:
     . declared daily and paid monthly by Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Prime Money Market Fund;
     . declared and paid monthly by Fifth Third Small Cap Growth Fund, Fifth Third Large Cap Growth Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Value Fund, Fifth Third Short Term Bond Fund, Fifth Third Michigan Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Bond Fund, and Fifth Third Municipal Bond Fund; and
     . declared and paid annually by Fifth Third International GDP Fund.

     Capital Gains
     -------------
     Capital gains, if any, of each Kent Fund and Fifth Third Fund, are distributed at least annually.

     Reinvested Dividends and Capital Gains
     --------------------------------------
     Regarding both Kent Funds and Fifth Third Funds, dividends and distributions will be automatically reinvested unless the shareholder requests otherwise. Shareholders can receive dividends in cash or by electronic funds transfer to their bank account if they are not a participant in an IRA account or in a tax-qualified plan. Dividends are higher for Institutional Shares than for Investment Shares (Kent Funds) and Investment A Shares (Fifth Third Funds) because Institutional Shares have lower distribution expenses.

Purchase Procedures.
-------------------

     Kent Fund and Fifth Third Fund shareholders may purchase shares on days when the New York Stock Exchange is open for regular trading (and when the Federal Reserve Bank of Cleveland is open for business with respect to Fifth Third shareholders).

     The price of Kent Funds and Fifth Third Funds shares is based on each Fund's net asset value ("NAV"). The NAV of each Kent non-Money Market Fund is calculated at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m., New York time, each day the New York Stock Exchange is open for trading. The NAV of the Kent Michigan Municipal Money Market Fund is determined at 12 noon Eastern time. The NAV of the Kent Money Market Fund, the Kent Government Money Market Fund, and the Lyon Street Institutional Money Market Fund is determined at 2:00 p.m. Eastern time on each day the New York Stock Exchange is open. The NAV of each Fifth Third non-Money Market Fund is calculated at 4:00 p.m., Cincinnati time, each day the New York Stock Exchange is open for regular trading and the Federal Reserve Bank of Cleveland is open for business. The Fifth Third Michigan Municipal Money Market Fund calculates its NAV at 12 noon, Cincinnati time. The

Fifth Third Institutional Government Money Market Fund and Fifth Third Institutional Money Market Fund calculate their NAV at 2 p.m., Cincinnati time. The Fifth Third Prime Money Market Fund calculates its NAV at 1:00 p.m. Cincinnati time. All orders must be received by the Fifth Third Fund or its transfer agent prior to 4:00 p.m., Cincinnati time, in order to receive that day's NAV.

     The Kent Funds' securities, other than short-term debt obligations, are generally valued based on the last available quoted bid on the exchange or in the market where they are principally traded or as provided by approved independent pricing services unless market quotations are not available, in which case securities will be valued by a method that the Board of Trustees believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost or based on their acquisition cost. If a Kent Fund invests in securities primarily listed on a foreign exchange, the securities may trade on days when the Kent Fund does not price its shares. As a result, the Kent Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Kent Fund's shares.

     The value of each portfolio instrument, other than short-term debt obligations, held by the Fifth Third Funds is determined by using closing market prices or as provided by approved independent pricing services. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fifth Third Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fifth Third Fund may use fair value pricing. Fifth Third Funds will be closed on those days that Fifth Third Bank is closed, on those days that the New York Stock Exchange is closed, and on Columbus Day and Veteran's Day.

     The Kent Funds and Fifth Third Funds determine the value of money market funds by using amortized cost.

     Kent Fund shares may be purchased through the Funds' distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. The minimum initial investment in the Lyon Street Institutional Money Market Fund is $500,000 (though this requirement may be waived). Subsequent investments may be in any amount. The Fund has no automatic investment plan. The minimum initial investment for non-retirement accounts is $1,000 with no minimum subsequent investment and the minimum initial investment for retirement accounts is $100 with no minimum subsequent investment. The minimum initial investment for automatic investment plans is $1,000 with a $50 minimum subsequent investment. Minimum initial investments may be waived for Fifth Third employees, investors in tax-sheltered plans, and investors in certain qualified retirement accounts and/or in other circumstances. If you purchase shares through an investment representative or other intermediary, the party is responsible for transmitting orders by the close of business and may have an earlier cut-off time for purchase and sale requests.

     Fifth Third Institutional shares may only be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-- Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisors, financial planners or other financial institutions which have an agreement with Fifth Third Bank to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, a shareholder must have an account with it. Shares in the Funds may be held in an omnibus account in the name of that institution. The minimum initial investment in Fifth Third Institutional shares is $1,000. Subsequent investments must be in amounts of at least $50.

     Fifth Third Investment A shares (Service shares with respect to the Institutional Money Market Funds) may be purchased through broker-dealers and financial institutions which have a sales agreement with the distributor of Fifth Third Funds. In order to purchase Investment A shares through Fifth Third Securities, Inc. or another financial institution, you must open an account with that institution. Shares of the Funds may be held in an omnibus account in the name of that institution. The minimum initial investment in Investment A shares is $1,000. Subsequent investments must be in amounts of at least $50. (Special rules apply for former Investment shareholders of the Kent Funds. See below.)

     The entity through which shareholders purchase Fifth Third shares is responsible for transmitting orders to the Funds by 4:00 p.m. Cincinnati time and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information.

     Sales Charge Waivers on Fifth Third Investment A Shares
     -------------------------------------------------------

 The following transactions qualify for waivers of sales charges that apply to Investment A shares:

 . Shares purchased by investment representatives through fee-based investment products or accounts.

 . Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the advisor or its affiliates or invested in any Fifth Third Fund.

 . Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

 . Shares purchased by directors, trustees, employees, and family members of the Advisor and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

 . Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored qualified retirement plans, "wrap" type programs non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

 . Distributions from Qualified Retirement Plans. There also is no sales charge for Fund shares purchased with distributions from qualified retirement plans or other trusts administered by Fifth Third Bank.

 .  Shares purchased by former Kent shareholders.

Fifth Third Funds - Instructions for Purchases by Former Kent Funds Investment Shareholders

     Former Kent Fund shareholders who held Investment shares of the Kent Fund and who continue to hold in their name shares of a Fifth Third Fund that they received in the reorganization or by way of a subsequent exchange may purchase additional shares of that Fifth Third Fund directly from Fifth Third Funds rather than through Fifth Third Securities, Inc. or another financial institution. Fifth Third Funds reserve the right to change or eliminate these privileges at any time.

BY MAIL

     For Subsequent Investments:
          1. Use the investment slip attached to your account statement. Or, if unavailable, provide the following information: Fund name, Share class, Amount invested, Account name and account number.
          2. Make check, bank draft or money order payable to "Fifth Third Funds" and include your account number on the check.
          3. Mail or deliver investment slip and full payment to the following address:
                By Regular Mail: Fifth Third Funds, P.O. Box 182706, Columbus, OH 43218-2706;
                By Express Mail: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219-3035.

BY WIRE TRANSFER

     For Subsequent Investments:
          Instruct your bank to wire transfer your investment to: Fifth Third Bank, Cincinnati, OH, A/C #99944318, ABA #042000314, Reference: Fifth Third Funds, FFC: Shareholder name, Fund name, and Account number.

          Note:  Your bank may charge a wire transfer fee.

SYSTEMATIC INVESTMENT PROGRAM

     To begin making systematic investment or to increase the amounts you already are investing:
          1.  Write a letter of instruction indicating:
                 -Your bank name, address, account number, and ABA routing
                  number
                 -The amount you wish to invest automatically
          2.  Attach a voided personal check
          3.  Mail to: Fifth Third Funds, P.O. Box 182706, Columbus, OH 43218-
              2706

OTHER INFORMATION CONCERNING PURCHASE OF SHARES

     Fifth Third Funds and the Kent Funds reserve the right to reject a purchase order for any reason.

SYSTEMATIC INVESTMENT PROGRAM

     Kent Funds - A systematic investment program is not available to Kent
     ----------
shareholders of Institutional shares. Kent shareholders of Investment shares can make automatic investments in the Kent Funds from their bank accounts. Automatic investments can be as little as $50, once the shareholder has invested the $1,000 minimum required to open the account.

     Fifth Third Funds - Shareholders may make monthly systematic investments in
     -----------------
Investment A shares of the Funds from their bank accounts. There is no minimum amount required for initial amounts invested into the Funds. Shareholders may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the previous day the Funds are open for business.

Exchange privilege.
------------------

     Kent Funds
     ----------
     Exchanges may be made by sending a written request to Kent Funds. Shares of the Lyon Street Institutional Money Market Fund may be exchanged for Institutional Shares of any other Kent Fund. With respect to the other Kent Funds, Shares can be exchanged from one Kent Fund for shares of the same class of another Kent Fund. No transaction fees are charged for exchanges. Shareholders must meet the minimum investment requirements for the Fund which they are exchanging into. Exchanges from one Fund to another are taxable. To prevent disruption in the management of the Funds due to market timing strategies, exchange activity may be limited to five exchanges within a year, or no more than three exchanges in a calendar quarter. The Kent Funds may reject exchanges, or change or terminate rights to exchange shares. The exchange privilege is available only in states where shares of the new Fund may be sold. If shares of a Fund are purchased by check, those shares cannot be exchanged until your check has cleared. This could take 10 days or more. All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds. If it becomes necessary to distribute shares directly to beneficial owners of trust accounts, 401(k) plans, fiduciary or agency accounts, because of a termination of the account or otherwise they can be in the form of Investment Shares. The exchange privilege may be changed or eliminated at any time.

     Fifth Third Funds
     -----------------
     Shares can be exchanged from one Fifth Third Fund for shares of the same class of another Fifth Third Fund (Special rules apply for former Investment shareholders of the Kent Funds. See below.) No transaction fees are charged for exchanges.

     Shareholders must meet the minimum investment requirements for the Fund into which the exchange is being made. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation. These procedures apply only to exchanges between existing accounts.

     To exchange Institutional shares, call the Trust and Investment Department at Fifth Third Bank, 1-800-654-5372; Fifth Third Securities, Inc. -Institutional Investment Division, 1-888-799-5353, the sponsor of your qualified employee retirement plan or the broker-dealer, investment advisor, financial planner or other institution through which you purchased your shares for exchange procedures or call 1-800-252-7806.

     To exchange Investment A shares through your broker/dealer or financial institution, ask it for exchange procedures or call 1-800-252-7806. (Special rules will apply for former holders of Investment shares of the Kent Funds. See below.)

Fifth Third Funds - Instructions for Exchanges by Former Kent Funds Investment Shareholders

Former Kent Fund shareholders who held Investment shares of the Kent Fund and who continue to hold in their name shares of a Fifth Third Fund that they received in the reorganization or by way of a subsequent exchange may exchange shares of that Fifth Third Fund for Investment A shares of any other Fifth Third Fund directly by contacting the Funds rather than through Fifth Third Securities, Inc. or another financial institution.

To make an exchange, send a written request to Fifth Third Funds, P.O. Box 182706, Columbus, OH 43218-2706, or call 1-800-282-5706. Please provide the following information:
     -Your name and telephone number
     -The exact name on your account and account number
     -Taxpayer identification number (usually your Social Security number) -Dollar value or number of shares to be exchanged
     -The name of the Fund from which the exchange is to be made
     -The name of the Fund into which the exchange is being made

Automatic Exchanges (Investment A shares only)

     Shareholders can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from a Fund. To participate in the Automatic Exchange Program or to change the Automatic Exchange instructions on an existing account or to discontinue the feature, write to: Fifth Third Funds, P.O. Box 182706, Columbus, OH 43218-2706.

     If shares of a Fund are purchased by check, those shares cannot be exchanged until your check has been collected. This could take 15 days or more.

Notes on exchanges

To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time. Shareholders will receive 60 day's notice on changes in exchange policy for all Funds with a sales load.

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference (Former Kent Fund shareholders are not subject to this provision).

Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Redemption Procedures.
---------------------

     Fifth Third Funds and Kent Funds Shares may be sold on days when the New York Stock Exchange is open for regular trading (and when the Federal Reserve Bank of Cleveland is open for business with respect to Fifth Third Funds). The sales price will be the next NAV after the sell order is received by the Funds, its transfer agent, or the shareholder's investment representative (unless the investment representative has an early cut-off time, in which case shareholders making redemption requests after the cut-off time will receive the next day's
NAV).

     In order to sell Fifth Third Fund Institutional shares, shareholders must call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of the shareholder's qualified employee retirement plan or the broker-dealer, investment advisor, financial planner or other institution through which shares were purchased.

     Fifth Third Fund Investment A shares may be sold through the financial institution through which the shareholder purchased them. (Special rules apply for former Investment shareholders of the Kent Funds. See below.)

     Fifth Third Funds - Instructions for Sales by Former Kent Funds Investment Shareholders

     Former Kent Fund shareholders who held Investment shares of the Kent Fund and who continue to hold in their name shares of a Fifth Third Fund that they received in the reorganization or by way of a subsequent exchange may sell shares of that Fifth Third Fund directly by contacting the Fifth Third Funds rather than through Fifth Third Securities, Inc. or another financial institution.

By telephone
     Call 1-800-282-5706 with instructions as to how you wish to receive your funds (mail, wire). The Funds make every effort to insure that telephone redemptions are only made by authorized traders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity.

By mail
     1. Write a letter of instruction indicating:
           -your Fund and account number
           -amount you wish to redeem
           -address where your check should be sent
           -account owner(s) signature
     2. Mail to: Fifth Third Funds, P.O. Box 182706, Columbus, OH 43218-2706

By overnight service
     1. Write a letter of instruction indicating:
           -your Fund and account number
           -amount you wish to redeem
           -address where your check should be sent
           -account owner(s) signature
     2. Send to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219-3035

By wire transfer
(Option available only if previously set up on account.)
     Call 1-800-282-5706 to request a wire transfer.
     If you call by the time designated by the Funds, your payment will normally be wired to your bank on the next business day.

     The Fund may charge a wire transfer fee of $8. Note: Your financial institution may also charge a separate fee.

Systematic Withdrawal Program
     To activate this feature call 1-800-282-5706.

When Written Redemption Requests are Required

You must request redemptions in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").
2. Redemption requests requiring a signature guarantee, which include each of the following.
    .  Your account address has changed within the last 10 business days
    .  The check is not being mailed to the address on your account
    .  The check is not being made payable to the owner(s) of the account
    . The redemption proceeds are being transferred to another Fund account with a different registration
    . The redemption proceeds are being wired to instructions currently not on your account

Signature guarantees may be obtained from a U.S. stock exchange member, a U.S. commercial bank or trust company, or any other financial institution that is a member of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations, which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Fifth Third Funds does not accept signatures guaranteed by a notary public.

Closing of Small Accounts

If a Fifth Third Fund or a Kent Fund shareholder's account falls below $1,000 because of redemptions ($100 for Kent Fund IRA accounts), a Fund may ask the shareholder to increase his/her balance. If it is still below the minimum after 30 days, with respect to Fifth Third Funds, or 60 days, with respect to Kent Funds, the Fund may close the shareholder's account and send him/her the proceeds at the current NAV.

AUTOMATIC/SYSTEMATIC WITHDRAWAL PLAN

     Kent Funds - Shareholders who own shares of a Fund (other than the Lyon
     ----------
Street Institutional Money Market Fund) valued at $10,000 or more may elect to receive a monthly, quarterly, semi-annual, or annual check in a stated amount (minimum check amount is $100 per month and no more than 1.5% per month when your Automatic Withdrawal Plan was started). If the value of the account falls below $1,000 due to redemptions, a shareholder may be asked to add sufficient funds to bring the account back to $1,000, or Kent Funds may close the account and mail the proceeds to the shareholder.

     Fifth Third Funds - Shareholders may make automatic withdrawals with
     -----------------
respect to Investment A shares on a monthly, quarterly, or annual basis on the first day of that period that the Fifth Third Funds are open for business. Please contact Fifth Third Securities, Inc. or your financial institution for more information. After consummation of the Transaction, any plan previously in effect for Kent Fund shareholders will be terminated.

     Redemptions Within a Period of the Investment

     When making an investment by check, Kent Fund and Fifth Third Fund shareholders cannot redeem any portion of it until the transfer agent is satisfied that the check has cleared. This may take up to 10 business days for Kent Funds and 15 calendar days for Fifth Third Funds.

     Redemption in Kind

     Fifth Third Funds (the "Trust") has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

     Kent Funds reserves the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If Kent Funds deems it advisable for the benefit of all shareholders, a redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

  Federal Tax Considerations. Consummation of the Transaction is subject to the
  --------------------------
condition that the Kent Funds and the Fifth Third Funds receive an opinion of Ropes & Gray, counsel to Fifth Third Funds, to the effect that, based upon certain representations and assumptions and subject to certain qualifications, the Transaction will not result in the recognition of gain or loss for federal income tax purposes to any of the Kent Funds, Fifth Third Funds, or their shareholders.

                            PRINCIPAL RISK FACTORS

     Below is a brief discussion of the risk factors of each Kent Fund which are substantially similar to each corresponding Fifth Third Fund. The following discussion is qualified in its entirety by the disclosure on such subjects contained in the Fifth Third Prospectus, the Kent Prospectuses, and the Statements of Additional Information.

     Kent Government Money Market Fund and Fifth Third Institutional Government
     --------------------------------------------------------------------------
Money Market Fund. The principal risks of investing in each Fund include
-----------------
interest rate risk, net asset value risk, credit risk, and management risk. Interest rate risk involves the possibility that each Fund's yield will decrease due to a decrease in interest rates or that the value of each Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that each Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Management risk involves the possibility that the Advisor's investment technique and risk analysis may not produce the intended result.

     An investment in each Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

     Lyon Street Institutional Money Market Fund and Fifth Third Institutional
     -------------------------------------------------------------------------
Money Market Fund. The principal risks of investing in each Fund include
-----------------
interest rate risk, net asset value risk, foreign investment risk, credit risk, and management risk. Interest rate risk involves the possibility that each Fund's yield will decrease due to a decrease in interest rates or that the value of each Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that each Fund will be unable to meet its goal of a constant $1.00 per share. Foreign investment risk involves the possibility that foreign issues may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, and lack of government regulation. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Management risk involves the possibility that the Advisor's investment technique and risk analysis may not produce the intended result.

     An investment in each Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

     Kent Michigan Municipal Money Market Fund and Fifth Third Michigan
     ------------------------------------------------------------------
Municipal Money Market Fund.  The  principal risks of investing in each Fund
----------------------------
include interest rate risk, net asset value risk, credit risk, and management risk. Interest rate risk involves the possibility that each Fund's yield will decrease due to a decrease in interest rates or that the value of each

Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that each Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Management risk involves the possibility that the Advisor's investment technique and risk analysis may not produce the intended result.

     An investment in each Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

     Due to the level of investment in municipal obligations issued by the State of Michigan and its local governments, the performance of each Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in each Fund may be riskier than an investment in other types of money market funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. Each Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When each Fund's assets are concentrated in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, each Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so concentrated.

     Kent International Growth Fund and Fifth Third International GDP Fund. The
     ---------------------------------------------------------------------
principal risks of investing in each Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

     Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized, there is generally less publicly available information about foreign companies, there may be less government oversight of foreign exchanges and the companies traded on them, and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. Furthermore, transaction fees may be higher for foreign investmnets, due to higher brokergae commissions, fees on currency exchanges and possible imposition of dividend or interest withholding by foreign governments. These factors may cause higher transaction costs, which can result in lower returns or decreased liquidity. To the extent that each Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

     Each Fund may invest more than 25% of its assets in a particular foreign country. A concentration of investments in any one country could expose the Fund to increased risk due to changes in the economic or political environment within that country.

     Regarding securities lending, there may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

     Kent Small Company Growth Fund and Fifth Third Small Cap Growth Fund. The
     ---------------------------------------------------------------------
principal risks of investing in each Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance. Smaller companies may be more sensitive to changes in the economy overall. The smaller companies in which each Fund invests therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of each Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of each Fund to above-average risk.

     Each Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

     Kent Large Company Growth Fund and Fifth Third Large Cap Growth Fund. The
     --------------------------------------------------------------------
principal risks of investing in each Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

     Each Fund invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

     Significant investment in large companies also creates various risks for each Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

     Kent  Index Equity Fund and Fifth Third Equity Index Fund. The principal
     ----------------------------------------------------------
risks of investing in each Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

     Indexing is a strategy whereby each Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by each Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500(R). Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95.

     There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of each Fund may not be as favorable as other funds.

     Kent Growth and Income Fund and Fifth Third Large Cap Value Fund. The
     -----------------------------------------------------------------
principal risks of investing in each Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

     The Kent Growth and Income Fund invests in growth stocks which offer strong revenue and earnings potential and accompanying capital growth, with less dividend income than value stocks. Growth stocks present the risk that they may not perform as well as other types of stocks, such as value stocks.

     The Fifth Third Large Cap Value Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

     Significant investment in large companies also creates various risks for the Fifth Third Large Cap Value Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

     Kent Short Term Bond Fund and Fifth Third Short Term Bond Fund. The
     ---------------------------------------------------------------
principal risks of investing in each Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

     Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well, as interest rates fall, the price of a bond tends to increase.

     Each Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics.

     Kent Michigan Municipal Bond Fund and Fifth Third Michigan Municipal Bond
     -------------------------------------------------------------------------
Fund.  The principal risks of investing in each Fund include the risks of
-----
investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

     Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

     Each Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics.

     Due to the level of investment in municipal obligations issued by the State of Michigan and its local governments, the performance of each Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in each Fund may be riskier than an investment in other types of municipal bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Michigan Municipal Bond Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When a fund's assets are concentrated in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, each Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so concentrated.

     Kent Tax-Free Income Fund and Fifth Third Municipal Bond Fund.  The
     --------------------------------------------------------------
principal risks of investing in each Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

     Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

     Each Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics. In addition, interest and principal payments on these securities may not be insured or guaranteed.

     An issuer of fixed-income securities could default on its obligation to pay interest and repay principal. A bond's credit rating could be downgraded. Both of these events could cause a Fund to lose money.

     Kent Intermediate Bond Fund and Fifth Third Intermediate Bond Fund.  The
     -------------------------------------------------------------------
principal risks of investing in each Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

     Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

     The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. Each Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

     Regarding securities lending, there may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

     Kent Income Fund and Fifth Third Bond Fund.  The principal risks of
     -------------------------------------------
investing in each Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

     Each Fund can acquire corporate bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in the four highest rating categories. Obligations rated in the fourth highest rating category are considered to have speculative characteristics. In addition, interest and principal payments on these securities may not be insured or guaranteed.

     An issuer of fixed income securities could default on its obligations to pay interest and repay principal. Each fund's credit rating could be downgraded. Both of these events could cause each Fund to lose money.

     Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well, as interest rates fall, the price of a bond tends to increase.

     The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. Each Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

     From time to time, each Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

     Regarding securities lending, there may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

     Kent Intermediate Tax-Free Fund and Fifth Third Intermediate Municipal Bond
     ---------------------------------------------------------------------------
Fund.  The principal risks of investing in each Fund include the risks of
-----
investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

     Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

     The Fifth Third Intermediate Municipal Bond Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

     Kent Money Market Fund and Fifth Third Prime Money Market Fund.  Each
     ---------------------------------------------------------------
Fund's principal risks include interest rate risk, net asset value risk, credit risk, and management risk. Interest rate risk involves the possibility that each Fund's yield will decrease due to a decrease in interest rates or that the value of each Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that each Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Management risk involves the possibility that the Advisor's investment technique and risk analysis may not produce the intended result.

     An investment in each Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

     Regarding securities lending, there may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

     The above discussion is qualified in its entirety by the disclosure set forth in the Fifth Third Prospectus, the Kent Prospectuses, and the Statements of Additional Information.

                       INFORMATION ABOUT THE TRANSACTION

Agreement and Plan of Reorganization; Securities.  The proposed Reorganization
------------------------------------------------
Agreement provides that each Fifth Third Fund will acquire all of the assets of the corresponding Kent Fund in exchange for the assumption by such Fifth Third Fund of all of the liabilities of such Kent Fund and the issuance of Shares of the designated classes to that Kent Fund equal to the value of such Kent Fund's net assets, such exchange to occur as of the Exchange Date (defined in the Reorganization Agreement to be on or about October 29, 2001, or such other date as mutually agreed upon by the Kent Funds and Fifth Third Funds.) The following discussion of the Reorganization Agreement is qualified in its entirety by the full text of the Reorganization Agreement, which is attached as Appendix A to this Combined Prospectus/Proxy Statement.

     As a result of the Transaction, each Kent Fund shareholder will receive that number of full and fractional Shares equal in value at the Exchange Date to the value of the portion of the net assets of the Kent Fund transferred to the corresponding Fifth Third Fund attributable to the shareholder (based on the proportion of the outstanding shares of the Kent Fund owned by the shareholder as of the Exchange Date (the "Valuation Time")). The portfolio securities of each Kent Fund will be valued in accordance with the generally employed valuation procedures of Kent Funds which are substantially similar to those of Fifth Third Funds. Each reorganization is being accounted for as a tax-free business combination. At separate meetings held on April 12, 2001 for the Board of Trustees of the Kent Funds and April 5, 2001 for the Board of Trustees of Fifth Third Funds (together, the "Boards"), the Boards, including the Independent Trustees of each Board, unanimously determined that the reorganization would be in the best interests of their registered investment companies and existing shareholders and that the economic interests of their respective existing shareholders would not be diluted as a result of effecting the reorganization.

     Immediately following the Exchange Date, each Kent Fund will distribute pro rata to its respective shareholders of record as of the close of business on the Exchange Date the full and fractional Shares received by it, and such Kent Fund will be liquidated. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of each Fifth Third Fund in the name of such Kent Fund's shareholders, each account representing the
respective number of full and fractional Shares due such shareholder.   All Kent
Fund shareholders will receive Shares of the Fifth Third class (Investment A -- Service Shares in the case of the Fifth Third Institutional Money Market Funds, or Institutional) that corresponds to the class of Kent Fund shares that they hold (Investment or Institutional, respectively). Once the reorganizations and liquidations are completed, the Kent Funds will wind up its affairs and apply to be deregistered as an investment company under the 1940 Act and thereafter terminate as a business trust under Massachusetts law.

     The consummation of the reorganization is subject to the conditions set forth in the Reorganization Agreement. The Reorganization Agreement may be terminated and the reorganization abandoned at any time, before or after approval by the shareholders, prior to the Exchange Date by mutual consent of the Kent Funds and Fifth Third Funds or, if any condition set forth in the Reorganization Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party. If the reorganization is approved, Kent Fund shareholders who do not wish to have their Kent Fund shares exchanged for shares of the corresponding Fifth Third Fund should redeem their shares prior to consummation of the reorganization. If you redeem your shares you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you received for them.

     All fees and expenses, including accounting and legal expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation of the Transaction contemplated by the Reorganization Agreement will be borne by Fifth Third Bank, including the costs of the proxy materials, proxy solicitation, and legal expenses. Fees and expenses not incurred directly in connection with the consummation of the Transaction will be borne by the party incurring such fees and expenses. The Boards have determined that the interests of the existing shareholders of the Kent Funds and the Fifth Third Funds will not be diluted as a result of the Transaction. Full and fractional Shares will be issued to each Kent Fund shareholder in accordance with the procedure under the Reorganization Agreement as described above. Each Fifth Third Fund Share will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights.

     Fifth Third Funds' Declaration of Trust permits it to divide its shares of any series, without shareholder approval, into one or more classes of shares having such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the classes, and other matters as the Trustees have authorized, provided that each Share of a class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same class, none having priority or preference over another. Shares of certain of the Fifth Third Funds are currently divided into five classes : Investment A/Service, Investment B, Investment C, Advisor, and Institutional Shares. The Fifth Third Institutional Government Money Market Fund and the Fifth Third Institutional Money Market Fund currently do not offer Investment A, Investment B, Investment C, or Advisor Shares. The Fifth Third Michigan Money Market Fund currently does not offer Investment B, Investment C, or Service shares. Institutional, Investment A, and Service shares will be distributed as applicable by Fifth Third Funds in connection with the Transaction. The Kent Funds' Declaration of Trust also permits multiple classes of shares, and shares of certain Kent Funds are currently divided into three classes: Investment, Institutional, and Advisor shares. There are currently no Advisor shares outstanding. Upon consummation of the Transaction, all Kent Fund shareholders will receive shares of the corresponding Fifth Third Fund class (Investment A - Service Shares in the case of the Fifth Third Institutional Money Market Funds, or Institutional) that corresponds to the class of the Kent Fund Shares that they hold (Investment or Institutional, respectively).

     Under Massachusetts law, Fifth Third Funds' shareholders (like Kent Funds' shareholders), could, under certain circumstances, be held personally liable for the obligations of Fifth Third Funds (the "Trust"). However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of the Trust's property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations. The likelihood of such circumstances is remote.


Reasons For The Proposed Reorganization.  The primary reason for the Transaction
----------------------------------------
is the recently completed Parent/Advisor Merger of Old Kent Financial Corporation with and into Fifth Third Bancorp. The Transaction presents the opportunity to combine the separate Kent Funds and Fifth Third Funds into a single, larger consolidated group. The Advisor to the Fifth Third Funds has recommended that each Kent Fund be reorganized into the corresponding Fifth Third Fund as described in this Prospectus/Proxy Statement. A meeting of the Kent Trustees was held on April 12, 2001 at which meeting the Kent Trustees, including the Independent Trustees, unanimously determined that the reorganization would be in the best interests of each Kent Fund and existing Kent Fund shareholders and that the economic interests of such shareholders would not be diluted as a result of effecting the reorganization. At this same meeting, all of the Kent Trustees, including the Independent Trustees, unanimously approved the proposed reorganization and recommended approval of the Reorganization Agreement.

     At the meeting, the Kent Funds' Board of Trustees received comparative information about the Kent Funds and the corresponding Fifth Third Funds, including without limitation, the following matters: (1) investment objectives and policies; (2) advisory, distribution, and servicing agreements; (3) fund expenses (with and without giving effect to current expense limitations), including pro forma expenses relative to peer groups or comparable indices; and (4) performance information, including performance relative to peer groups for the Fifth Third Funds.

     In electing to approve the Reorganization Agreement and recommend them to shareholders of the Kent Funds, the Kent Trustees acted upon information provided to them, indicating that the proposed Transaction would operate in the best interests of the Kent Funds' shareholders. In particular, the Kent Trustees determined that the proposed Transaction offered the following benefits:

     .    Participation in the Larger Fund Complex: The Kent Trustees were
          ----------------------------------------
          informed that the proposed Transaction would, if effected, result in a mutual fund complex consisting of thirty-two portfolios and total anticipated assets in excess of $12 billion. Kent Fund shareholders who would, as part of the proposed Transaction, become part of the Fifth Third Funds complex, would be able to exchange their shares for shares of a significantly larger number of funds than is currently the case within the Kent Funds and would find compatibility of the Kent Funds' and Fifth Third Funds' investment objectives, policies and shareholder services. In addition, the Kent Trustees received information to the effect that a larger, more diverse complex can appeal to a broader class of institutional and retail investors, may be able to achieve economies of scale more quickly or efficiently, and may be able to reduce costs by taking advantage of its relatively larger size.

     .    Continuity and Efficiency of Management: The Kent Trustees were
          ---------------------------------------
          provided with information detailing the consolidation efforts involving Lyon Street, the former advisor to the Kent Funds. It was represented to the Kent Trustees that the post-reorganization portfolios of Fifth Third Funds would be managed on a day-to-day basis by the same persons who had previously been responsible for managing each Kent Fund with the exception of the Fifth Third Institutional Government Money Market Fund, the Fifth Third Institutional Money Market Fund, and the Fifth Third Prime Money Market Fund.

     .    No Recognition of Gain or Loss on Transaction; Lack of Dilution: The
          ---------------------------------------------------------------
          Kent Trustees were informed that the proposed Transaction involving the Kent Funds and the Fifth Third Funds would occur only if it could be accomplished without resulting in the imposition of federal income taxes on any Kent Fund or its shareholders. In addition, the Kent Trustees received representations from Fifth Third Bank to the effect that Fifth Third Bank would defray the Kent Funds' costs directly associated with participation in the proposed Transaction. Finally, the Kent Trustees were informed that the interests of the Kent Fund shareholders would not be materially diluted as a result of the proposed Transaction, and that the Kent Fund shareholders would receive shares of the corresponding Fifth Third Fund equal in value to the market value (or, where relevant, amortized cost value) of the Kent Funds' assets.

     .    Fees and Expenses: The Kent Trustees received information relating to
          -----------------
          the fees and expenses charged or to be charged to Fifth Third shareholders. Sales charges on Investment A shares of the Fifth Third Funds will be waived for Kent Fund shareholders as of the date of the Parent/Advisor Merger (April 2, 2001). Fifth Third Asset Management Inc., the investment advisor to the Fifth Third Funds, has agreed to maintain for each Fifth Third Fund investment advisory fees that are equal to those of its corresponding Kent Fund as of the date of the Parent/Advisor Merger (with the exception of the Fifth Third Intermediate Municipal Bond Fund which will be 0.05% higher). Fifth Third Asset Management Inc. also has agreed that until April 2, 2003, it will maintain for each Fifth Third Fund, total fund operating expenses (as a percentage of total assets) that are less than or equal to those of its corresponding Kent Fund as of the date of the Parent/Advisor Merger. Thereafter, total fund operating expenses (as a percentage of total assets) for each Fifth Third Fund may be higher. The Kent Trustees determined that in light of the above-mentioned potential benefits to be gained from the proposed Transaction, such benefits outweigh the possible increase in total expenses of each Kent Fund subsequent to the expiration of the two-year waiver period on the fees and expenses of each Kent Fund. While this is presently the case, there was no guarantee that this would remain the case in the future.

     Federal Income Tax Consequences. As a condition to each Kent Fund's
     -------------------------------
obligation to consummate the reorganization, each Kent Fund will receive an opinion from Ropes & Gray, counsel to Fifth Third Funds, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, court decisions, and certain representations by Fifth Third Funds, for federal income tax purposes: (i) the Transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Fifth Third Fund and the Kent Fund each will be a "party to a reorganization" within the meaning of
Section 368(b) of the Code; (ii) under Section 1032 of the Code no gain or loss will be recognized by the Fifth Third Fund upon the receipt of the assets of the Kent Fund in exchange for Fifth Third Shares and the assumption by the Fifth Third Fund of the liabilities of the Kent Fund; (iii) under Section 362(b) of the Code the basis in the hands of the Fifth Third Fund of the assets of the Kent Fund transferred to the Fifth Third Fund in the transaction will be the same as the basis of such assets in the hands of the Kent Fund immediately prior to the transfer; (iv) under Section 1223(2) of the Code the holding periods of the assets of the Kent Fund in the hands of the Fifth Third Fund will include the periods during which such assets were held by the Kent Fund; (v) under
Section 361 of the Code no gain or loss will be recognized by the Kent Fund upon the transfer of the Kent Fund's assets to the Fifth Third Fund in exchange for Fifth Third Shares and the assumption by the Fifth Third Fund of the liabilities of the Kent Fund, or upon the distribution of Fifth Third Shares by the Kent Fund to its shareholders in liquidation; (vi) under Section 354 of the Code no gain or loss will be recognized by the Kent

Fund's shareholders upon the exchange of their Kent Shares for Fifth Third Shares; (vii) under Section 358 of the Code the aggregate basis of Fifth Third Shares each Kent shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Kent Shares exchanged therefor;
(viii) under Section 1223(1) of the Code each Kent shareholder's holding period for his or her Fifth Third Shares will be determined by including the period for which he or she held the Kent Shares exchanged therefor, provided that he or she held such Kent Shares as capital assets; and (ix) the Fifth Third Fund will succeed to and take into account the items of the Kent Fund described in Section 381(c) of the Code. The Fifth Third Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

     Shareholders should note, however, that the sale of securities by the Kent funds prior to the effective time of the Transaction, whether in the ordinary course of business or in anticipation of the Transaction, could increase the amount of taxable gains distributions made prior to the Transaction.

     Kent Funds and Fifth Third Funds have not sought, and will not seek, a private ruling from the Internal Revenue Service ("IRS") with respect to the federal income tax consequences of the Transaction. The opinion of Ropes & Gray with respect to federal income tax consequences of the Transaction is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences of the Transaction to them including any applicable foreign, state or local income tax consequences.

     Voting Rights.  Each shareholder of a Kent Fund and a Fifth Third Fund is
     -------------
entitled to one vote per Share and a proportionate fractional vote for any fractional Share. The former shareholders of each Kent Fund, as holders of Investment or Institutional Shares of the corresponding Fifth Third Fund, will vote separately as a fund or a class on matters relating solely to that fund or class. On all other matters, they will vote in the aggregate with shareholders of the corresponding Fifth Third Fund. As shareholders of each considerably larger Fifth Third Fund following the Transaction, the former shareholders of each Kent Fund will possess less proportional voting power when they vote as Fifth Third Fund shareholders, or shareholders of the classes thereof, than they had when they voted separately as shareholders of the smaller Kent Fund.

     Capitalization.  The following tables (UNAUDITED) set forth as of March 31,
     --------------
2001 (i) the capitalization of each Kent Fund, (ii) the capitalization of each corresponding Fifth Third Fund, and (iii) the pro forma capitalization of the post-reorganization Fifth Third Fund, as adjusted, giving effect to the proposed acquisition of assets at net asset value/2/. The

_________________________
     /2/ Prior to consummation of the Transaction, eleven of the post-reorganization Fifth Third Funds (the "New Funds") will have no assets or prior history of operations. Because capitalization information for the New Funds will be identical to the Kent Funds, no tables are provided for the New Funds.

adjusted balances are presented as if the Transaction were effective as of April 12, 2001 for information purposes only. The actual effective time of the Transaction is expected to be October 29, 2001, at which time the results would be reflective of the actual composition of the shareholders' equity at that date. The New Fifth Third Funds have not yet commenced operations, but will do so at the time the Transaction occurs.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Fifth Third
                        Kent Intermediate Bond                      Fifth Third                    Intermediate Bond Fund
                                 Fund                          Intermediate Bond Fund                Pro Forma Combined
--------------------------------------------------------------------------------------------------------------------------------
                       Investment      Institutional      Investment A      Institutional      Investment A      Institutional
--------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)       $  8,661,473.12   $665,263,490.69     $24,755,980.04   $183,779,403.00     $33,417,453.16   $849,042,893.69
--------------------------------------------------------------------------------------------------------------------------------
Shares                    879,565.81     67,727,500.84       2,084,988.04     15,464,772.03       3,392,634.84     86,460,579.81
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value      $          9.85   $          9.82     $        11.87   $         11.88     $         9.85   $          9.82
 per Share ($)
--------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Fifth Third
                                                                   Fifth Third                           Bond Fund
                             Kent Income Fund                       Bond Fund                       Pro Forma Combined
-------------------------------------------------------------------------------------------------------------------------------
                      Investment      Institutional      Investment A      Institutional      Investment A      Institutional
-------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)        $6,324,481.83   $278,761,705.49     $10,274,643.81   $207,743,187.56     $16,599,125.64   $486,504,893.05
-------------------------------------------------------------------------------------------------------------------------------
Shares                   640,696.56     28,195,763.97       1,055,029.25     21,338,082.13       1,681,775.65     49,191,596.87
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value       $        9.87   $          9.89     $         9.74   $          9.74     $         9.87   $          9.89
 per Share ($)
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Fifth Third
                                                                Fifth Third                        Intermediate Municipal
                             Kent Intermediate          Intermediate Municipal Bond                       Bond Fund
                               Tax-Free Fund                        Fund                             Pro Forma Combined
--------------------------------------------------------------------------------------------------------------------------------
                      Investment      Institutional      Investment A      Institutional      Investment A       Institutional
--------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)        $2,626,464.76   $244,459,107.17        $706,341.60   $140,372,893.14      $3,332,806.36    $384,832,000.31
--------------------------------------------------------------------------------------------------------------------------------
Shares                   244,588.21     22,773,273.41          59,477.81     11,835,758.41         310,317.17      35,865,051.29
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value       $       10.74   $         10.73        $     11.88   $         11.86      $       10.74    $         10.73
 per Share ($)
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Fifth Third
                                                                   Fifth Third                    Prime Money Market Fund
                          Kent Money Market Fund             Prime Money Market Fund                 Pro Forma Combined
--------------------------------------------------------------------------------------------------------------------------------
                      Investment      Institutional      Investment A      Institutional      Investment A       Institutional
--------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)       $16,281,230.74   $791,481,012.12    $330,774,820.88   $726,876,395.15    $347,056,051.62  $1,518,357,407.27
--------------------------------------------------------------------------------------------------------------------------------
Shares                16,281,484.73    791,481,691.25     330,771,394.30    726,885,592.11     347,056,051.62   1,518,357,407.27
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value      $         1.00   $          1.00    $          1.00   $          1.00    $          1.00  $            1.00
 per Share ($)
--------------------------------------------------------------------------------------------------------------------------------

                    INFORMATION ABOUT THE FIFTH THIRD FUNDS

     Management Discussion.
     ---------------------

     A discussion of the management and performance of the Fifth Third Bond Fund, the Fifth Third Intermediate Bond Fund, the Fifth Third Intermediate Municipal Bond Fund, and the Fifth Third Prime Money Market Fund, and an analysis of their performance can be found at Appendix B.

                                 PROPOSAL (2)

                 APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT

     At the Meeting, Shareholders of each Kent Fund will be asked to approve the New Investment Advisory Agreement which is being submitted in connection with the Parent/Advisor Merger of Old Kent Financial Corporation with and into Fifth Third Bancorp. Consummation of the Parent/Advisor Merger on April 2, 2001, constituted an "assignment," as that term is defined in the 1940 Act, of the Kent Funds' investment advisory agreement, as amended, with Lyon Street (the "Former Investment Advisory Agreement"). As required by the 1940 Act, the investment advisory agreement provided for its automatic termination in the event of its assignment. Because a new investment advisory contract was required, and with an intent to consolidate the mutual fund investment advisory activities of the Kent Funds and the Fifth Third Funds, the Board of Trustees of the Kent Funds approved an interim investment advisory agreement ("Interim
                           -------
Agreement") in which the investment advisor to the Fifth Third Funds would advise the Kent Funds (effective from the date of the Parent/Advisor Merger - April 2, 2001 through the earlier of the expiration of 150 days from the commencement of the Interim Agreement and the date of shareholder approval of the New Investment Advisory Agreement (the "Interim Period")). The Board of Trustees of the Kent Funds also approved, subject to shareholder approval, a new
                                                                             ---
investment advisory agreement in which the investment advisor to the Fifth Third Funds would continue to advise the Kent Funds (effective upon shareholder approval rendered at the Meeting and until the earlier of the date of the Kent Funds' reorganization with and into the Fifth Third Funds (on or about October 29, 2001) or July 27, 2003)./3/ The Board of Trustees of the Kent Funds unanimously recommends that you approve the New Investment Advisory Agreement.

     Investment advisory personnel of Lyon Street who provided investment management services to the Kent Funds have continued and will continue to do so as the personnel of the advisor to the Fifth Third Funds. Thus, the Parent/Advisor Merger will not affect the Kent Funds' investment management services, day-to-day operations, the investment process or the

____________________________
     /3/ Should the reorganization be approved, the Kent Funds will merge with and into the Fifth Third Funds on or about October 29, 2001. At that time, the New Investment Advisory Agreement will terminate, and an investment advisory agreement between Fifth Third Asset Management Inc. and Fifth Third Funds will take effect.

portfolio management. The investment objectives of the Kent Funds will remain the same. Under the New Investment Advisory Agreement, the advisory fees and expenses paid by the Kent Funds will not increase as a result of the Parent/Advisor Merger.

     The fees payable to the Advisor under the Interim Agreement are deposited into an interest-bearing escrow account maintained by an independent escrow agent J.P. Morgan [Confirm Name]. The escrow agent will release the amount held in the escrow account(including any interest earned) to the Advisor only upon approval of the New Investment Advisory Agreement by the shareholders of the Kent Funds. If the New Investment Advisory Agreement is not approved by a vote of a majority of each Kent Fund's outstanding voting securities within 150 days of the Parent/Advisor Merger, the Advisor shall receive from the escrow account as full compensation for its services the lesser of: (i) the sum of the amount of any costs incurred by the Advisor in performing its duties under the interim investment advisory agreement prior to such termination plus any interest earned on that amount, or (ii) the sum of the amount deposited in the escrow account plus any interest earned on that amount. In no event shall compensation paid to the Advisor under the interim investment advisory agreement exceed the amount permitted by Rule 15a-4 under the 1940 Act.

     The terms of the New Investment Advisory Agreement are identical in all material respects (with the exception of the name of the investment advisor) to the Former Investment Advisory Agreement previously in effect between the Kent Funds and Lyon Street. Shareholders should consider the following factors in determining whether it is fair to compensate Fifth Third Asset Management Inc. for services rendered during the Interim Period and thus to ratify and approve the New Investment Advisory Agreement:

 .    The Board of Trustees of the Kent Fund has unanimously approved the New
     Investment Advisory Agreement for all of the Kent Funds;

 .    No change in any Kent Fund's investment objective or investment policies and restrictions has taken or will take place during the Interim Period and through the date of the Transaction;

 .    Under the terms of the New Investment Advisory Agreement, there has been and will be no change in the fees payable by a Kent Fund to Fifth Third Asset Management Inc. for advisory services; and

 .    Investment personnel formerly employed by Lyon Street, who are experienced in managing the Kent Funds, have managed and are expected to continue to manage the Kent Funds' investment programs under the New Investment Advisory Agreement.

     A copy of the New Investment Advisory Agreement is attached as Appendix C.

Information About the Former Investment Advisory Agreement

     The Former Investment Advisory Agreement, dated October 12, 1990, as revised on May 2, 1991, was most recently approved by the Kent Funds' Board of Trustees, including a majority of the independent Trustees, on May____, 2000 and by the Kent Funds' shareholders on DATE.
                                   ----

     The Former Investment Advisory Agreement provided that Lyon Street provide investment management services to the Kent Funds subject to the supervision of the Board of Trustees. Regarding payment of expenses, Lyon Street was subject to the following provisions: the Advisor shall assume and pay all expenses incurred by it incurred in the management of the investment and reinvestment of the assets of each Kent Fund; all other costs and expenses incurred in the operation of each Kent Fund will be borne by each Kent Fund, except to the extent specifically assumed by others. The expenses to be borne by each Kent Fund includes, without limitation, the following: all charges and expenses of a manager; all charges and expenses of any custodian or depository appointed by each Kent Fund for the safekeeping of its cash, securities and other property; all charges and expenses for bookkeeping and auditors; all charges and expenses of any transfer agents and registrars appointed by each Kent Fund; all fees of all Trustees of each Kent Fund; the cost of all securities and other property purchased by each Kent Fund and all brokers' fees, expenses and commissions, issue and transfer taxes and other expenses chargeable to each Kent Fund in connection with transactions involving securities and other property to which each Kent Fund is a party; all taxes and corporate fees payable by each Kent Fund to federal, state or other governmental agencies; all fees and expenses involved in registering and maintaining registrations of each Kent Fund and of its shares with the Securities and Exchange Commission ("Commission") and registering or qualifying its shares under state or other securities laws, including the preparation and printing of prospectuses for filing with the Commission and other authorities; the costs of sales literature and advertising, including expenses of preparing, printing and mailing prospectuses and reports to shareholders of each Kent Fund; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing notices, reports and proxy materials to shareholders of each Kent Fund; all charges and expenses of legal counsel for each Kent Fund, its officers and Trustees in connection with legal matters relating to each Kent Fund, including, without limitation, legal services rendered in connection with each Kent Fund's existence, trust and financial structure and relations with its shareholders, registrations and qualifications of securities under federal, state and other laws, issues of securities, expenses which each Kent Fund has assumed and extraordinary matters; all charges and expenses of filing annual and other reports with the Commission; and all extraordinary expenses and charges of each Kent Fund.

     The Former Investment Advisory Agreement could be terminated at any time with respect to any Kent Fund, without the payment of any penalty, by the Kent Board of Trustees or by a vote of the holders of a majority of the outstanding voting securities of that Kent Fund on sixty (60) days' written notice to the Advisor. The Advisor also could terminate the Former Investment Advisory Agreement on 60 days' written notice without the payment of any penalty. The Former Investment Advisory Agreement could not be assigned by the Advisor and automatically terminated in the event of any assignment. The Advisor could employ or contract with such other person, persons, corporation or corporations at its own cost and expense as it determined in order to assist it in carrying out the Former Investment Advisory Agreement, provided that no delegation of advisory responsibilities occurred which would require approval under the Investment Company Act of 1940.

     The table below sets forth: (i) the net assets for each Kent Fund as of December 31, 2000; (ii) the rates of advisory fees, computed daily and payable daily, to which Lyon Street was entitled for the services provided and expenses assessed pursuant to the Former Advisory Agreements; (iii) the effective rates of each of the advisory fees (net of waivers) expressed as a percentage of average net assets for the fiscal year ended December 31, 2000; and (iv) advisory fees (net of waivers) paid by each Kent Fund for the fiscal year ended December 31, 2000:


           ASSETS OF KENT FUND AND ADVISORY FEES PAID TO LYON STREET
           ---------------------------------------------------------

                                                                                Annual         Actual
                                                                               Advisory       Advisory
                                                                               Fee Rate       Fee Rate
                                                                              (Based on      Paid (Net
                                                        Net Assets as of       Average           of        Advisory Fee
                                                          December 31,        Net Assets      Waiver)      Paid (Net of
                   Kent Fund                                2000 ($)             (%)            (%)        Waivers) ($)
                   ---------                                --------             ---            ---        ------------
Kent Government Money Market Fund                         311,595,654           0.40%          0.24%           672,082
Lyon Street Institutional Money Market Fund                47,943,896           0.40%          0.08%            27,845
Kent Michigan Municipal Money Market Fund                 295,379,371           0.40%          0.40%         1,133,525
Kent International Growth Fund                            602,268,722           0.75%          0.75%         4,447,866
Kent Small Company Growth Fund                            829,989,513           0.70%          0.70%         5,732,035
Kent Large Company Growth Fund                            274,587,407           0.70%          0.70%         1,691,698
Kent Index Equity Fund                                    899,577,210           0.30%          0.25%         2,322,558
Kent Growth and Income Fund                               672,706,942           0.70%          0.70%         5,448,225
Kent Short Term Bond Fund                                 173,295,525           0.50%          0.50%           815,729
Kent Michigan Municipal Bond Fund                          91,555,121           0.45%          0.45%           440,639
Kent Tax-Free Income Fund                                 134,662,855           0.55%          0.55%           741,919
Kent Intermediate Bond Fund                               723,575,431           0.55%          0.55%         4,416,302
Kent Income Fund                                          301,755,503           0.60%          0.60%         1,876,243
Kent Intermediate Tax-Free Fund                           259,914,932           0.50%          0.50%         1,422,796
Kent Money Market Fund                                    730,383,701           0.40%          0.40%         2,718,142

TOTAL

For the fiscal year ended December 31, 2000, the following Kent Funds paid commissions in the amounts indicated; $226,174 for the Growth and Income Fund; $149,717 for the Index Equity Fund; $631,455 for the Small Company Growth Fund; $390,352 for the International Growth Fund; and $107,373 for the Large Company Growth Fund. No other Kent Fund paid brokerage commissions during the last fiscal year. No Kent Fund paid any brokerage commissions to an affiliated broker of the Trust.

     Lyon Street was not liable for any error of judgment or mistake of law or for any loss suffered by each Kent fund in connection with the performance of the Former Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of Lyon Street in the performance of its duties, or from reckless disregard by it of its obligations and duties under the Former Investment Advisory Agreement.

     The Former Investment Advisory Agreement was last approved by the Board of Trustees of the Kent Funds on May______, 2000.

     On April 2, 2001, Old Kent Financial Corporation merged with and into Fifth Third Bancorp (the "Parent/Advisor Merger"). Consummation of the Parent/Advisor Merger constituted an "assignment," as that term is defined in the Investment Company Act of 1940 (the "1940 Act"), of the Kent Funds' investment advisory agreements with Lyon Street Asset Management Company ("Lyon Street"). As required by the 1940 Act, the investment advisory agreements provided for their automatic termination in the event of their assignment. As a result, the Board of Trustees of the Kent Funds approved the Interim Agreement in which the investment advisor to the Fifth Third Funds would advise the Kent Funds effective from the date of the Parent/Advisor Merger (April 2, 2001) through the date of the Meeting (July 27, 2001). The Interim Agreement is identical to the Former Investment Advisory Agreement in all material respects with the following exceptions: the name of the investment advisor; the portion of the termination provision which allows for automatic termination within 150 days of the date of the Interim Agreement, or 10 calendar days' written notice by Kent Funds to Lyon Street provided that Kent Funds' Board of Trustees or a majority of the outstanding voting securities of a Kent Fund approved the termination, or upon the effective date of the New Investment Advisory Agreement; and the escrow provisions required to be added by Rule 15a-4 of the 1940 Act.

     Because a new investment advisory contract was required, and with an intent to consolidate the mutual fund investment advisory activities of the Kent Funds and the Fifth Third Funds, the Board of Trustees of the Kent Funds also approved the New Investment Advisory Agreement in which the investment advisor to the Fifth Third Funds would continue to advise the Kent Funds effective upon shareholder approval at the Meeting and until the earlier of the date of the Kent Funds' reorganization with and into the Fifth Third Funds (on or about October 29, 2001) or July 27, 2003. Investment advisory personnel of Lyon Street who provided investment management services to the Kent Funds have continued and will continue to do so as the personnel of the advisor to the Fifth Third Funds. We are now asking you to approve the new investment advisory agreement.
                                     ---

Information About the Proposed Investment Advisor

Officers and Directors of Fifth Third Asset Management Inc. are listed with their addresses, principal occupations, and present positions.

               Name and Address                                       Principal Occupation
               ----------------                                       --------------------

Michael Keating                                               Employee of Fifth Third Bancorp or its
Director                                                      subsidiaries
38 Fountain Square Plaza, Cincinnati, Ohio 45263

James D. Berghausen                                           Employee of Fifth Third Bancorp or its
Director, President and Chief Investment Officer              subsidiaries
38 Fountain Square Plaza, Cincinnati, Ohio 45263

Paul L. Reynolds                                              Employee of Fifth Third Bancorp or its
Secretary                                                     subsidiaries
38 Fountain Square Plaza, Cincinnati, Ohio 45263

Robert Curtin                                                 Employee of Fifth Third Bancorp or its
Treasurer and Assistant Secretary                             subsidiaries
38 Fountain Square Plaza, Cincinnati, Ohio 45263

Kevin S. Woodard                                              Employee of Fifth Third Bancorp or its
Assistant Secretary                                           subsidiaries
38 Fountain Square Plaza, Cincinnati, Ohio 45263

Any Eisenbeis                                                 Employee of Fifth Third Bancorp or its
Assistant Secretary                                           subsidiaries
38 Fountain Square Plaza, Cincinnati, Ohio 45263

Fifth Third Asset Management Inc. is a wholly-owned subsidiary of Fifth Third Bank, which is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is a wholly-owned subsidiary of Fifth Third Bancorp.

Information About the New Investment Advisory Agreement

     Investment advisory personnel of Lyon Street who provided investment management services to the Kent Funds have continued and will continue to do so as the personnel of the advisor to the Fifth Third Funds -- Fifth Third Asset Management Inc. Subject to the direction of the Kent Funds' Board of Trustees, the Advisor provides investment research and supervision of investments of each Kent Fund and conducts a continuous program of investment evaluation and of appropriate sale or other disposition and reinvestment of each Kent Fund's assets. Like the Former Investment Advisory Agreement and the Interim Agreement/4/, the New Investment Advisory Agreement is subject to the following provisions. The Advisor shall continue to determine from time to time what securities or other

________________________________

     /4/ On April 30, 2001, Fifth Third Bank reorganized its advisory division as Fifth Third Asset Management Inc., a separate, wholly-owned subsidiary of Fifth Third Bank. Fifth Third Asset Management Inc. has replaced Fifth Third Bank as the investment advisor to the Fifth Third Funds. Management and investment advisory personnel of Fifth Third Bank that provided investment management services to Fifth Third Funds now do so as the personnel of Fifth Third Asset Management Inc. Because Fifth Third Asset Management Inc. is wholly owned and otherwise fully controlled by Fifth Third Bank, this transaction was not an "assignment" of the investment advisory contract for purposes of the Investment Company Act of 1940 and, therefore, a shareholder vote was not required.

instruments will be purchased, retained or sold by each Kent Fund. The Advisor, in its supervision of the assets of each Kent Fund, is guided by each Kent Fund's investment objective and policies, and the provisions and restrictions contained in Kent Funds' Declaration of Trust and Bylaws and as set forth in the Kent Fund's prospectuses and statement of additional information that are on file with the Securities and Exchange Commission.

     The New Investment Advisory Agreement is identical to the Former Investment Advisory Agreement in all material respects with the exception of the name of the investment advisor.

     The rate of advisory fees payable to Fifth Third Asset Management Inc. by the Kent Funds under the New Investment Advisory Agreement is identical to that payable to Lyon Street under the Former Investment Advisory Agreement and to that payable to the Advisor under the Interim Agreement. From time to time, Fifth Third Asset Management Inc. may waive its fee or reimburse a Kent Fund for certain expenses in order to reduce the Kent Fund's expense ratio. As a result, the Kent Fund's return and yield would be higher than it would be if the fees and such expenses had been paid by the Kent Fund. Fifth Third Asset Management Inc. has agreed to waive and/or reimburse expenses of certain of the Kent Funds such that the net expenses currently paid by shareholders of these Funds will be the same when the New Investment Advisory Agreement goes into effect as such shareholders paid under both the Interim Agreement and the Former Investment Advisory Agreement.

The ratios of operating expenses (excluding interest, taxes, brokerage commissions, litigation expense and extraordinary expenses) to average net assets will not exceed the percentages set forth below:

Fund Name                                     Institutional             A

Fifth Third Large Cap Value                       0.92%               1.17%
Fifth Third Equity Index                          0.40%               0.65%
Fifth Third Large Cap Growth                      0.94%               1.19%
Fifth Third Small Cap Growth                      0.92%               1.17%
Fifth Third International GDP                     1.01%               1.26%
Fifth Third Bond=                                 0.80%               1.05%
Fifth Third Intermediate Bond*                    0.76%               1.01%
Fifth Third Short Term Bond                       0.74%               0.89%
Fifth Third Municipal Bond                        0.79%               1.04%
Fifth Third Intermediate Municipal Bond+          0.73%               0.98%
Fifth Third Michigan Municipal Bond               0.69%               0.84%
Fifth Third Prime Money Market                    0.54%               0.79%
Fifth Third Institutional Government
  Money Market                                    0.40%               0.65%
Fifth Third Michigan Municipal Money
  Market                                          0.54%               0.79%
Fifth Third Institutional Money Market            0.22%

= Currently named Fifth Third Quality Bond Fund, to be named Fifth Third Bond
  Fund effective October 29, 2001.
* Currently named Fifth Third Bond Fund for Income, to be named Fifth Third Intermediate Bond Fund effective October 29, 2001.
+ Currently named Fifth Third Municipal Bond Fund, to be named Fifth Third
  Intermediate Municipal Bond Fund effective October 29, 2001.

     As in the Former Investment Advisory Agreement and the Interim Agreement, the New Investment Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law of for any loss suffered by each Kent Fund in connection with the performance of the agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

     If approved by shareholders of the Kent Funds at the Meeting, the New Investment Advisory Agreement will continue until the earlier of the date of the Kent Funds' reorganization with and into the Fifth Third Funds (on or about October 29, 2001) or July 27, 2003.

Trustees' Considerations

     The New Investment Advisory Agreement was unanimously approved on behalf of each Kent Fund by the Board of Trustees, including the Independent Trustees, at a meeting held on April 12, 2001. The Trustees considered information relating to Fifth Third Bancorp,

Fifth Third Asset Management Inc., and the consolidated entity that was formed as a result of the consummation of the Parent/Advisor Merger, including information provided by Fifth Third Asset Management Inc. concerning its capabilities and expertise in serving as investment adviser to the Kent Funds. The Trustees reviewed the terms of the New Investment Advisory Agreement and noted that the New Investment Advisory Agreement is identical in all material respects (with the exception of the name of the investment advisor) to the Former Investment Advisory Agreement.

     Specifically, in connection with approval of the New Investment Advisory Agreement on behalf of each Kent Fund, the Board considered that the terms of the Parent/Advisor Merger did not require or result in any material changes in the Kent Funds' investment objectives or policies, the investment management or operation of the Kent Funds, the investment personnel managing the Kent Funds, or the shareholder services or other business activities of the Kent Funds.

     In approving the New Investment Advisory Agreement, the Board noted Lyon Street's record of service to the Kent Funds and the expectation that the Parent/Advisor Merger should not have any material adverse effect on the Kent Funds' ongoing operations or on the extent or quality of services provided to the Kent Funds. In addition, the Trustees considered that the terms of the New Investment Advisory Agreement would not result in an increase the cost to the Kent Funds of investment advisory services.

  Section 15(f) of the 1940 Act provides that in connection with the sale of any interest in any investment adviser which results in the "assignment" of an investment advisory agreement, an investment adviser of a registered investment company, such as the Kent Funds, or an affiliated person of such investment adviser, may receive any amount or benefit if (i) for a period of three years after the sale, at least 75% of the members of the board of the investment company are not interested persons of the investment adviser or the predecessor adviser, and (ii) there is no "unfair burden" imposed on the investment company as a result of such sale or any express or implied terms, conditions or understanding applicable thereto. For this purpose, "unfair burden" is defined to include any arrangement during the two-year period after the transaction, whereby the investment adviser or its predecessor or successor investment advisers, or any interested persons of any such adviser, receives or is entitled to receive any compensation directly or indirectly (i) from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company other than bona fide ordinary compensation as principal underwriter for such company, or (ii) from the investment company or its security holders for other than bona fide investment advisory or other services. This provision of the 1940 Act was enacted by Congress in 1975 to make it clear that an investment adviser (or an affiliated person of the adviser) can realize a profit on the sale of the adviser's business subject to the two safeguards described above. The Board has requested and received a written representation from Fifth Third Asset Management Inc. and assurances from Fifth Third Bancorp that no "unfair burden" will be imposed on the Kent Funds as a result of the Parent/Advisor Merger and the proposed transactions. In addition, each of the Boards of Trustees of the Kent Funds and the Fifth Third Funds expects to comply with the 75% non-interested director requirement of Section 15(f).

     Based upon the considerations set forth above, the Trustees have determined that the New Investment Advisory Agreement is in the best interest of each Kent Fund and its shareholders. In addition, management expects that there will be no diminution in the scope and quality of services provided to Kent Funds as a result of these transactions. In fact, as described above, the New Investment Advisory Agreement is identical in all material respects (with the exception of the name of the investment advisor) to the Former Investment Advisory Agreement. The Board believes that the Kent Funds will receive investment management services under the New Investment Advisory Agreement at least equivalent to those that they received under the Former Investment Advisory Agreement, and at the same fee and expense levels. If the New Investment Advisory Agreement is not approved by any of the Kent Funds, the Board of the Kent Funds will promptly seek to enter into new investment advisory arrangements for such Fund.

     Information Filed With The Securities And Exchange Commission. Each Kent
     --------------------------------------------------------------
Fund and Fifth Third Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, registration statements and other information filed by each Kent Fund and Fifth Third Fund can be inspected and copied at the public reference facilities of the SEC at 450 Fifth Street, N.W. Washington, D.C. 20549. Copies of such filings may also be available at the following SEC regional offices: 7 Tremont Street, Suite 600, Boston, MA 02108; 500 West Madison Street, Suite 1400, Chicago, IL 60611; and the Curtis Center, Suite 1005E, 601 Walnut Street, Suite 1005E, Philadelphia, PA 19106. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                              VOTING INFORMATION

     Proxies are being solicited from shareholders of each Kent Fund by the Trustees of Fifth Third Funds with respect to Proposal One and by the Trustees of the Kent Funds with respect to Proposal Two for the Meeting to be held on July 27, 2001 at 10:00 a.m., Eastern Time, at 3435 Stelzer Road, Columbus, Ohio 43219, or at such later time made necessary by adjournment. This Combined Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about June 8, 2001. The costs of the proxy materials and proxy solicitations will be borne by Fifth Third Bank. A proxy may be revoked at any time at or before the meeting by submitting to Kent Funds a subsequently dated proxy, delivering a written notice of revocation to Kent Funds, Attn:
Secretary, 3435 Stelzer Road, Columbus, Ohio 43219 or as otherwise described in the "Notice of Special Meeting" above. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposals (set forth in items (1) and (2) of the Notice of Special Meeting to implement the reorganization of each Kent Fund by the transfer of all of its assets to the corresponding Fifth Third Fund, in exchange for Fifth Third

Investment A (Service Shares in the case of the Fifth Third Institutional Money Market Funds) and Institutional shares of such corresponding Fifth Third Fund and the assumption by such corresponding Fifth Third Fund of all of the liabilities of each Kent Fund followed by the liquidation of each Kent Fund and the distribution of Shares to the shareholders of each Kent Fund. All Kent Fund shareholders will receive shares of the corresponding Fifth Third Fund class (Investment A - also known as Service Shares regarding the Fifth Third Institutional Money Market Funds, or Institutional) that corresponds to the class of the Kent Fund Shares that they hold (Investment or Institutional, respectively). The Transaction contemplated by the Reorganization Agreement will be consummated only if: (1) a quorum is present (except as otherwise provided by law, to constitute a quorum for the transaction of business at a shareholders' meeting, there must be present, in person or by proxy, holders of a majority of the total number of shares of the Kent Funds then outstanding and entitled to vote at the meeting); and (2) approved by the affirmative vote of a majority of the voting securities of each Kent Fund voting separately, as described above. In the event the shareholders do not approve the reorganization, the Trustees of the Kent Funds will consider possible alternative arrangements in the best interests of the Kent Funds and their shareholders.

     Proxies are being solicited by mail. Shareholders of record of each Kent Fund at the close of business on May 18, 2001 (the "Record Date") will be entitled to vote at the Meeting or any adjournment thereof. Each Share is entitled to one vote as of the close of business on May 18, 2001. Shareholders are entitled to one vote per Share and a proportionate fractional vote for any fractional Share. Approval of Proposal One concerning the reorganization of each Kent Fund and Proposal Two concerning the New Investment Advisory Agreement require the affirmative vote of a majority of all votes attributable to the voting securities of that Kent Fund voting separately as a fund, defined as the lesser of (a) 67% or more of the votes attributable to all voting securities of each Kent Fund present at such meeting, if holders of more than 50% of the votes attributable to the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the votes attributable to the outstanding voting securities of each Kent Fund.

     As of May 18, 2001, there were outstanding the following amount of Shares of Investment and Institutional Shares of each Kent Fund:

Kent Government Money Market Fund

Lyon Street Institutional Money Market Fund

Kent Michigan Municipal Money Market Fund

Kent International Growth Fund

Kent Small Company Growth Fund

Kent Large Company Growth Fund

Kent Index Equity Fund

Kent Growth and Income Fund

Kent Short Term Bond Fund

Kent Michigan Municipal Bond Fund

Kent Tax-Free Income Fund

Kent Intermediate Bond Fund

Kent Income Fund

Kent Intermediate Tax-Free Fund

Kent Money Market Fund


     Votes cast by proxy, telephone, the Internet or in person at the meeting will be counted by the inspector of election appointed by Fifth Third Funds or Kent Funds. The inspector of election will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The inspector of election will count shares represented by proxies that reflect abstentions as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum; however, the inspector of election will not count "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and
(ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. For purposes of determining whether an issue has been approved, abstentions have the effect of a negative vote on the proposal, and broker non-votes are treated as "against" votes in those instances where approval of an issue requires a certain percentage of all votes outstanding, but are given no effect in those instances where approval of an issue requires a certain percentage of the votes constituting the quorum for such issue.

     The Kent Funds' Trustees know of no matters other than those set forth herein to be brought before the meeting. If, however, any other matters properly come before the meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

     As of May 18, 2001, the officers and Trustees of Fifth Third Funds as a group beneficially owned less than 1% of the outstanding shares of Investment A, Institutional, and Service Shares of any of the Fifth Third Funds. As of May 18, 2001, the officers and Trustees of Kent Funds as a group beneficially owned less than 1% of the outstanding shares of Investment and Institutional Shares of any of the Kent Funds. The information in the following table shows, to the best of the knowledge of each Kent Fund and Fifth Third Funds, the shareholders who owned of record or beneficially 5% or more of the indicated Fund and Class. The table also shows, as far as practicable, the percentage of record and beneficial ownership of these same shareholders upon consummation of the Transaction calculated on the basis of holdings as of the May 18, 2001 record date. Those shareholders who beneficially own 25% or more of the outstanding shares of a Fund may be deemed to be controlling persons of that Fund under the 1940 Act. In this context, "control" shall mean (1) the beneficial ownership, either directly or through one or more controlled companies of more than 25% of the voting securities of a company; (2) the acknowledgement or assertion by either the controlled or controlling party of the existence of control; or (3) an adjudication under (S)2(a)(9)of the 1940 Act which has become final, that control exists.


                                                    Approximate   Approximate
                                        Percent of  Percent of    Percent of
                                        Beneficial  Record        Beneficial
                     Percent of Record  Ownership   Ownership     Ownership
                     Ownership          as of       Upon          Upon
Name and Address     as of 5/18/2001    5/18/2001   Consummation  Consummation
----------------     ---------------    ---------   ------------  ------------


THE BOARD OF TRUSTEES OF THE KENT FUNDS, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND THE NEW INVESTMENT ADVISORY AGREEMENT.

                INTEREST OF CERTAIN PERSONS IN THE TRANSACTION

     Fifth Third Bank may be deemed to have an interest in the Parent/Advisor Merger because its wholly-owned subsidiary, Fifth Third Asset Management Inc., provides investment advisory services to the Fifth Third Funds pursuant to an advisory agreement with Fifth Third Funds. Future growth of assets of Fifth Third Funds can be expected to increase the total amount of fees payable to Fifth Third Asset Management Inc. and to reduce the amount of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

                                  APPENDIX A
                        FORM OF PLAN OF REORGANIZATION

                                    FORM OF
                                    -------
                     AGREEMENT AND PLAN OF REORGANIZATION
                     ------------------------------------

     This Agreement and Plan of Reorganization (the "Agreement") is made as of April 4, 2001, by and between Fifth Third Funds ("Fifth Third"), a Massachusetts business trust, on behalf of the Fifth Third Funds as identified herein and the Kent Funds ("Kent"), a Massachusetts business trust on behalf of the Kent Funds as identified herein. The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

PLAN OF REORGANIZATION
----------------------

     (a) Kent will sell, assign, convey, transfer and deliver to Fifth Third, and Fifth Third will acquire, on the Exchange Date, all of the properties and assets existing at the Valuation Time in the following funds:

     Kent Growth and Income Fund ("Kent Growth and Income")
     Kent Index Equity Fund ("Kent Index Equity")
     Kent Large Company Growth Fund ("Kent Large Company Growth")
     Kent Small Company Growth Fund ("Kent Small Company Growth")
     Kent International Growth Fund ("Kent International Growth")
     Kent Income Fund ("Kent Income")
     Kent Intermediate Bond Fund ("Kent Intermediate Bond")
     Kent Short Term Bond Fund ("Kent Short Term Bond")
     Kent Tax-Free Income Fund ("Kent Tax-Free Income")
     Kent Intermediate Tax-Free Fund ("Kent Intermediate Tax-Free")
     Kent Michigan Municipal Bond Fund ("Kent Michigan Municipal Bond")
     Kent Money Market Fund ("Kent Money Market")
     Kent Government Money Market Fund ("Kent Government Money Market")
     Kent Michigan Municipal Money Market Fund ("Kent Michigan Municipal Money Market")
     Lyon Street Institutional Money Market Fund ("Lyon Street Institutional Money Market")

     (such funds each are a "Kent Fund" and are collectively the "Kent Funds").

Such acquisition is to be made by the following funds:

     Fifth Third Large Cap Value Fund ("Fifth Third Large Cap Value")
     Fifth Third Equity Index Fund ("Fifth Third Equity Index")
     Fifth Third Large Cap Growth Fund ("Fifth Third Large Cap Growth") Fifth Third Small Cap Growth Fund ("Fifth Third Small Cap Growth") Fifth Third International GDP Fund ("Fifth Third International GDP") Fifth Third Bond Fund/*/ ("Fifth Third Bond")
     Fifth Third Intermediate Bond Fund** ("Fifth Third Intermediate Bond")

     Fifth Third Short Term Bond Fund ("Fifth Third Short Term Bond")
     Fifth Third Municipal Bond Fund ("Fifth Third Municipal Bond")
     Fifth Third Intermediate Municipal Bond Fund/***/ ("Fifth Third Intermediate Municipal Bond")
     Fifth Third Michigan Municipal Bond Fund ("Fifth Third Michigan Municipal Bond")
     Fifth Third Prime Money Market Fund ("Fifth Third Prime Money Market") Fifth Third Institutional Government Money Market Fund ("Fifth Third Institutional Government Money Market")
     Fifth Third Michigan Municipal Money Market Fund ("Fifth Third Michigan Municipal Money Market")
     Fifth Third Institutional Money Market Fund ("Fifth Third Institutional Money Market")


     (such funds each are a "Fifth Third Fund" and are collectively the "Fifth Third Funds").

     /*/ Currently named Fifth Third Quality Bond Fund, to be named Fifth Third Bond Fund effective October 29, 2001.
     ** Currently named Fifth Third Bond Fund for Income, to be named Fifth Third Intermediate Bond Fund effective October 29, 2001.
     /***/ Currently named Fifth Third Municipal Bond Fund, to be named Fifth Third Intermediate Municipal Bond Fund effective October 29, 2001.

For purposes of this Agreement the respective Kent Funds correspond to the Fifth Third Funds as follows:

--------------------------------------------------------------------------------
Kent Growth and Income                       Fifth Third Large Cap Value
--------------------------------------------------------------------------------
Kent Index Equity                            Fifth Third Equity Index
--------------------------------------------------------------------------------
Kent Large Company Growth                    Fifth Third Large Cap Growth
--------------------------------------------------------------------------------
Kent Small Company Growth                    Fifth Third Small Cap Growth
--------------------------------------------------------------------------------
Kent International Growth                    Fifth Third International GDP
--------------------------------------------------------------------------------
Kent Income Fund                             Fifth Third Bond/*/
--------------------------------------------------------------------------------
Kent Intermediate Bond                       Fifth Third Intermediate Bond**
--------------------------------------------------------------------------------
Kent Short Term Bond                         Fifth Third Short Term Bond
--------------------------------------------------------------------------------
Kent Tax-Free Income                         Fifth Third Municipal Bond
--------------------------------------------------------------------------------
Kent Intermediate Tax-Free                   Fifth Third Intermediate Municipal
                                             Bond/***/
--------------------------------------------------------------------------------
Kent Michigan Municipal Bond                 Fifth Third Michigan Municipal Bond
--------------------------------------------------------------------------------
Kent Money Market                            Fifth Third Prime Money Market
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Kent Government Money Market                 Fifth Third Institutional
                                             Government Money Market
--------------------------------------------------------------------------------
Kent Michigan Municipal Money Market         Fifth Third Michigan Municipal
                                             Money Market
--------------------------------------------------------------------------------
Lyon Street Institutional Money Market       Fifth Third Institutional Money
                                             Market
--------------------------------------------------------------------------------

/*/ Currently named Fifth Third Quality Bond Fund, to be named Fifth Third Bond
    Fund effective October 29, 2001.
** Currently named Fifth Third Bond Fund for Income, to be named Fifth Third Intermediate Bond Fund effective October 29, 2001.
*** Currently named Fifth Third Municipal Bond Fund, to be named Fifth Third Intermediate Municipal Bond Fund effective October 29, 2001.

     In consideration therefor, each Fifth Third Fund shall, on the Exchange Date, assume all of the liabilities of the corresponding Kent Fund and transfer to the corresponding Kent Fund a number of full and fractional units of beneficial interest ("Fifth Third Shares"), such Shares Fifth Third Institutional or Investment A Shares of the corresponding Fifth Third Fund (collectively, "Fifth Third Shares") having an aggregate net asset value equal to the value of all of the assets of each Kent Fund transferred to the corresponding Fifth Third Fund on such date less the value of all of the liabilities of each Kent Fund assumed by the corresponding Fifth Third Fund on that date. It is intended that each reorganization described in this Agreement shall be a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

     (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, each Kent Fund in complete liquidation shall distribute to its respective shareholders of record as of the Exchange Date the Fifth Third Shares received by it, each shareholder being entitled to receive that number of Fifth Third Shares equal to the proportion which the number of units of beneficial interest ("Kent Shares") of the Kent Fund held by such shareholder bears to the number of such Kent Shares of the Kent Fund outstanding on such date. Kent Fund shareholders of record holding Kent Institutional Shares will receive Fifth Third Institutional Shares; Kent Fund shareholders of record holding Kent Investment Shares will receive Fifth Third Class A Shares.

AGREEMENT
---------

     Fifth Third and Kent represent, warrant and agree as follows:

     1.   Representations and Warranties of Kent.  Each of Kent and each Kent
          --------------------------------------
Fund represent and warrant to and agree with Fifth Third and each Fifth Third Fund that:

     (a) Kent is a business trust validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Each of Kent and each Kent Fund is not required to qualify as a foreign association in any jurisdiction where the failure to so qualify would have a material adverse effect on Kent or the Kent Funds. Kent and each Kent Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except for shareholder approval and as otherwise described in Section 1(l).

     (b) Kent is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each Kent Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company through the Exchange Date. Each Kent Fund has been a regulated investment company under such sections of the Code at all times since its inception.

     (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for each Kent Fund at and for the year ended December 31, 2000, such statements and schedules having been audited by KPMG LLP, independent accountants to Kent, have been furnished to Fifth Third. Such statements of assets and liabilities and schedule fairly present the financial position of each Kent Fund as of their respective dates and said statements of operations and changes in net assets fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles. The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for each Kent Fund for the six-month period ended June 30, 2001, which are unaudited, have also been furnished to Fifth Third. Such statements of assets and liabilities and schedules fairly present the financial position of the Kent Funds as of their respective dates, and said statements of operations and changes in net assets fairly reflect the results of its operations and changes in financial position for the periods covered thereby in conformity with generally accepted accounting principles.

     (d) The prospectus of the Kent Funds dated April 30, 2001 and the prospectus of the Lyon Street Institutional Money Market Fund dated April 30, 2001 (collectively the "Kent Prospectuses") and the Statements of Additional Information for the Kent Funds dated April 30, 2001 and for the Lyon Street Institutional Money Market Fund dated April 30, 2001, both on file with the Securities and Exchange Commission, which have been previously furnished to Fifth Third, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Kent or any Kent Fund, overtly threatened against Kent or any Kent Fund which assert liability on the part of Kent or any Kent Fund.

     (f) There are no material contracts outstanding to which Kent, with respect to the Kent Funds, or any Kent Fund is a party, other than as disclosed in the Kent Prospectuses and the corresponding Statements of Additional Information or in the Registration Statement and the Proxy Statement.

     (g) Neither Kent, with respect to the Kent Funds, nor any Kent Fund has any known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of December 31, 2000, and those incurred in the ordinary course of Kent's business as an investment company since that date. Prior to the Exchange Date, Kent will advise Fifth Third of all known material liabilities, contingent or otherwise, incurred by it, with respect to the Kent Funds, and each Kent Fund subsequent to December 31, 2000, whether or not incurred in the ordinary course of business.

     (h) As used in this Agreement, the term "Investments" shall mean each Kent Fund's investments shown on the schedule of its portfolio investments as of December 31, 2000, referred to in Section 1(c) hereof, as supplemented with such changes as Kent or each Kent Fund shall make after December 31, 2000, which changes shall be disclosed to Fifth Third, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions.

     (i) Each Kent Fund has filed or will file all federal and other tax returns which, to the knowledge of Kent's officers, are required to be filed by each Kent Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by each Kent Fund. To the best of such officers' knowledge, all tax liabilities of each Kent Fund have been adequately provided for on its books, and no tax deficiency or liability of any Kent Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     (j) As of both the Valuation Time and the Exchange Date and subject to shareholder approval and otherwise as described in Section 1(l), Kent on behalf of each Kent Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of each Kent Fund to be transferred to the corresponding Fifth Third Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, Fifth Third will, on behalf of each Fifth Third Fund, acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of Kent or a Kent Fund and, except as imposed by federal or state securities law, without any restrictions upon the transfer thereof.

     (k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Kent on behalf of the Kent Funds or any Kent Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the "H-S-R Act").

     (l) The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by Fifth Third on Form N-14 relating to the Fifth Third Shares issuable hereunder, and the proxy statement of Kent included therein (the "Proxy Statement"), on the effective date of the Registration Statement and insofar as they relate to Kent and the Kent Funds, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) below and on the Exchange Date, the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the "Prospectus"), as amended or supplemented by any amendments or supplements filed with the Commission by Fifth Third, insofar as it relates to Kent and the Kent Funds, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus or the Proxy Statement, or any amendments or supplements thereto made in reliance upon or in conformity with information furnished by Fifth Third, or any Fifth Third Fund, for use in the Registration Statement, Prospectus, or Proxy Statement or furnished on or behalf of Fifth Third Asset Management Inc. ("Fifth Third Asset Management") for use therein. For these purposes, information shall be provided "on behalf" of Fifth Third Asset Management if furnished by it or an affiliate or by another person with the approval of Fifth Third Asset Management or the affiliate.

     (m) All of the issued and outstanding Kent Shares of each Kent Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws.

     2.   Representations and Warranties of Fifth Third.  Each of Fifth Third
          ---------------------------------------------
and each Fifth Third Fund jointly and severally represent and warrant to and agree with Kent and each Kent Fund that:

     (a) Fifth Third is a business trust validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Agreement. Fifth Third and each Fifth Third Fund is not required to qualify as a foreign association in any jurisdiction. Fifth Third and each Fifth Third Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Section 2(i).

     (b) Fifth Third is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each Fifth Third Fund that has had active operations prior to the Exchange Date, has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company for its current tax year. Each Fifth Third Fund that has had actual operations prior to the Exchange Date has been a regulated investment company under such sections of the Code at all times since its inception. Fifth Third Large Cap Value, Fifth Third Equity Index, Fifth Third Large Cap Growth, Fifth Third Small Cap Growth, Fifth Third International GDP, Fifth Third Municipal Bond, Fifth Third Michigan Municipal Bond, Fifth Third Institutional Government Money Market, Fifth Third Michigan Municipal Money Market, Fifth Third Institutional Money Market and Fifth Third Short Term Bond which have not had active operations prior to the Exchange Date, intend to qualify as regulated investment companies under Part I of Subchapter M of the Code.

     (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for each Fifth Third Fund for the year ended July 31, 2000, such statements and schedules having been audited by Arthur Andersen LLP, independent accountants to Fifth Third, have been furnished to Kent. Such financial statements present fairly the financial position of Fifth Third as of the dates indicated and the results of their operations for the periods indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The prospectuses of the Fifth Third Funds dated November 30, 2000 and May 28, 2001, (collectively, the "Fifth Third Prospectuses"), and the Statements of Additional Information for the Fifth Third Funds, dated December 1, 2000 and May 28, 2001 and on file with the Securities and Exchange Commission, which have been previously furnished to Kent, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Fifth Third or any Fifth Third Fund, overtly threatened against Fifth Third or any Fifth Third Fund which assert liability on the part of Fifth Third or any Fifth Third Fund.

     (f) There are no material contracts outstanding to which Fifth Third or any Fifth Third Fund is a party, other than as disclosed in the Fifth Third Prospectus and the corresponding Statement of Additional Information or in the Registration Statement.

     (g) Neither Fifth Third nor any Fifth Third Fund has any known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of July 31, 2000, referred to above and those incurred in the ordinary course of the business of Fifth Third as an investment company or any Fifth Third Fund since such date. Prior to the Exchange Date, Fifth Third will advise Kent of all known material liabilities, contingent or otherwise, incurred by it and each Fifth Third Fund subsequent to July 31, 2000, whether or not incurred in the ordinary course of business.

     (h) Each Fifth Third Fund has filed or will file all federal and other tax returns which, to the knowledge of Fifth Third's officers, are required to be filed by each Fifth Third Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by each Fifth Third Fund. To the best of such officers' knowledge, all tax liabilities of each Fifth Third Fund have been adequately provided for on its books, and no tax deficiency or liability of any Fifth Third Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     (i) No consent, approval, authorization or order of any governmental authority is required for the consummation by Fifth Third or any Fifth Third Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or the H-S-R Act.

     (j) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 2(i), Fifth Third on behalf of each Fifth Third Fund will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of each Kent Fund to be transferred to the corresponding Fifth Third Fund pursuant to this Agreement.

     (k) The Registration Statement, the Prospectus and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to Fifth Third and the Fifth Third Funds: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) and at the Exchange Date, the Prospectus, as amended or supplemented by any amendments or supplements filed with the Commission by Fifth Third or any Fifth Third Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus or the Proxy Statement or any amendments or supplements thereto made in reliance upon or in conformity with information furnished by Kent, or any Kent Fund, for use in the Registration Statement, Prospectus, or Proxy Statement or furnished on or behalf of Lyon Street Asset Management Company ("Lyon Street Asset Management") for use therein. For these purposes, information shall be provided "on behalf" of Lyon Street Asset Management if furnished by it or an affiliate or by another person with the approval of Lyon Street Asset Management or the affiliate.

     (l) Fifth Third Shares to be issued to each Kent Fund have been duly authorized and, when issued and delivered pursuant to this Agreement and the Prospectus, will be legally and validly issued and will be fully paid and nonassessable by Fifth Third and no shareholder of Fifth Third will have any preemptive right of subscription or purchase in respect thereof.

     (m) The issuance of Fifth Third Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

     (n) Each of Fifth Third Bond*, Fifth Third Intermediate Bond**, Fifth Third Intermediate Municipal Bond***, and Fifth Third Prime Money Market is qualified and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code. Fifth Third Large Cap Value, Fifth Third Equity Index, Fifth Third Large Cap Growth, Fifth Third Small Cap Growth, Fifth Third International GDP, Fifth Third Municipal Bond, Fifth Third Short Term Bond, Fifth Third Michigan Municipal Bond, Fifth Third Institutional Government Money Market, Fifth Third Institutional Money Market and Fifth Third Michigan Municipal Money Market, upon filing of their first income tax returns at the completion of their first taxable year will elect to be regulated investment companies and until such time will take all steps necessary to ensure qualification as regulated investment companies under Sections 851 and 852 of the Code.

     (o) Fifth Third through its administrator, transfer agent, custodian or otherwise, will cooperate fully and in a timely manner with Kent and each Kent Fund in completing each of the actions required of it and its agents and necessary for consummation of the transactions described in Sections 3 (a) and
(b) of this Agreement.

     (p) Fifth Third has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal requirements.

     (q) Fifth Third shall operate its business in the ordinary course between the date hereof and the Exchange Date of the Reorganization. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and any other distributions deemed advisable.

     3.  Reorganization. (a) Subject to the requisite approval of the
         --------------
shareholders of each Kent Fund and to the other terms and conditions contained herein (including each Kent Fund's obligation to distribute to its respective shareholders all of its investment company taxable income and net capital gain as described in Section 9(k) hereof), Kent and each Kent Fund agree to sell, assign, convey, transfer and deliver to the corresponding Fifth Third Fund, and each Fifth Third Fund agrees to acquire from the corresponding Kent Fund, on the Exchange Date all of the Investments and all of the cash and other assets of each Kent Fund in exchange

* Currently named Fifth Third Quality Bond Fund, to be named Fifth Third Bond Fund effective October 29, 2001.
** Currently named Fifth Third Bond Fund for Income, to be named Fifth Third Intermediate Bond Fund effective October 29, 2001.
*** Currently named Fifth Third Municipal Bond Fund, to be named Fifth Third
    Intermediate Municipal Bond Fund effective October 29, 2001.

for that number of Fifth Third Shares of the corresponding Fifth Third Fund provided for in Section 4 and the assumption by the corresponding Fifth Third Fund of all of the liabilities of the Kent Fund, whether accrued, absolute, contingent or otherwise, which liabilities shall include, without limitation, all obligations of each Kent Fund to indemnify the Trustees of Kent acting in their capacities with respect to any claim alleging any breach of fiduciary duty with respect to the transactions contemplated by this Agreement to the fullest extent permitted by law and Kent's Restated Declaration of Trust as in effect on the date hereof. Pursuant to this Agreement, such Kent Fund will, as soon as practicable after the Exchange Date, distribute in liquidation all of the

Fifth Third Shares received by it to its shareholders in exchange for their Kent Shares of such Kent Fund.

     (b) Kent, on behalf of each Kent Fund, will pay or cause to be paid to the corresponding Fifth Third Fund any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to the Fifth Third Funds hereunder. Kent, on behalf of each Kent Fund, will transfer to the corresponding Fifth Third Fund any rights, stock dividends or other securities received by Kent or any Kent Fund after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends and other securities shall be deemed included in the assets transferred to each Fifth Third Fund at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of the Kent Fund acquired by the corresponding Fifth Third Fund.

     (c) Fifth Third shall file a post-effective amendment (the "N-1A Post-Effective Amendment") to its registration statement on Form N-1A (Files Nos. 33-24848 and 811-5669) with the SEC, and with the appropriate state securities commissions, as promptly as practicable so that all Fifth Third Funds and their shares are registered under the Securities Act of 1933, as amended (the "1933 Act") and applicable state securities laws. In addition, Fifth Third shall file the Registration Statement, and Kent shall file the Proxy, with the SEC, and with the appropriate state securities commissions, relating to the matters described in Section (a) of this Agreement as promptly as practicable. Fifth Third and Kent have cooperated and shall continue to cooperate with each other, and have furnished and shall continue to furnish each other with the information relating to itself that is required by the 1933 Act, the 1940 Act, the 1934 Act, as amended, the rules and regulations relating to these acts and state securities laws, to be included in the N-1A Post-Effective Amendment, the Registration Statement and the Proxy.

     4.  Exchange Date; Valuation Time. On the Exchange Date, Fifth Third will
         -----------------------------
deliver to Kent a number of Fifth Third Shares having an aggregate net asset value equal to the value of the assets attributable to each class of Kent Shares of the corresponding Kent Fund acquired by each Fifth Third Fund, less the value of the liabilities of such Kent Fund assumed, determined as hereafter provided in this Section 4.

     (a) Subject to Section 4(d) hereof, the value of each Kent Fund's net assets will be computed as of the Valuation Time using the valuation procedures set forth in the Kent Prospectuses and Statements of Additional Information. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by Kent, provided that such determinations shall be subject to the approval of Fifth Third. In no event shall the same security held by both Kent and Fifth Third be valued at different prices. It is understood and agreed that the value of the assets of the Kent Money Market Fund, Kent Government Money Market Fund, Kent Michigan Municipal Money Market Fund and the Lyon Street Institutional Money Market Fund (each a "Reorganized Money Market Fund") and the value of the shares of the corresponding Fifth Third Funds for purposes of sales and redemptions shall be based on the amortized cost valuation procedures that have been adopted by the Board of Trustees of Kent; provided that if the difference between the per share net asset values of a

Reorganized Money Market Fund and its corresponding Fifth Third Fund exceeds $.0025 at the Valuation Time, as computed by using such market values in accordance with the policies and procedures established by Fifth Third (or as otherwise mutually determined by the Board of Trustees of Kent and Fifth Third), either the Board of Trustees of Kent or the Board of Trustees of Fifth Third shall have the right to postpone the Valuation Time and Exchange Date with respect to such Reorganized Money Market Fund until such time as the per share difference is less than $.0025.

     (b) Subject to Section 4(d) hereof, the net asset value of a share of each Fifth Third Fund will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the Fifth Third Prospectuses for the particular Fifth Third Fund. All computations shall be made by Fifth Third in cooperation with KPMG LLP and Arthur Andersen LLP.

     (c) Subject to Section 4(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on Friday, October 26, 2001 for all of the Kent Funds, or such earlier or later days as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

     (d) No formula will be used to adjust the net asset value of any Kent Fund or Fifth Third Fund to take into account differences in realized and unrealized gains and losses.

     (e) Each Fifth Third Fund shall issue its Fifth Third Shares to the corresponding Kent Fund on one share deposit receipt registered in the name of the corresponding Kent Fund. Each Kent Fund shall distribute in liquidation the Kent Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to Fifth Third's transfer agent which will as soon as practicable set up open accounts for each Kent Fund shareholder in accordance with written instructions furnished by Kent.

     (f) Each Fifth Third Fund shall assume all liabilities of the corresponding Kent Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the corresponding Kent Fund or otherwise, except that recourse for assumed liabilities relating to a particular Kent Fund will be limited to the corresponding Fifth Third Fund.

     5.  Expenses, Fees, etc. (a) Subject to subsections 5(b) through 5(e), all
         -------------------
fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation by Fifth Third and Kent of the transactions contemplated by this Agreement will be borne by Fifth Third Bank, including the costs of proxy materials, proxy solicitation, filing fees and accounting and legal expenses; provided, however, that such expenses will in any event be paid by the party
--------  -------
directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of any Fifth Third Fund or any Kent Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code. Fees and expenses not incurred directly in connection with the consummation of the Transaction will be borne by the party incurring such fees and expenses.

     (b) In the event the transactions contemplated by this Agreement are not consummated by reason of Kent being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Kent's obligations referred to in Section 8(a) or Section 10), Kent shall pay directly all reasonable fees and expenses incurred by Fifth Third in connection with such transactions, including, without limitation, legal, accounting and filing fees.

     (c) In the event the transactions contemplated by this Agreement are not consummated by reason of Fifth Third being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Fifth Third's obligations referred to in Section 8(a) or Section 9), Fifth Third shall pay directly all reasonable fees and expenses incurred by Kent in connection with such transactions, including without limitation legal, accounting and filing fees.

     (d) In the event the transactions contemplated by this Agreement are not consummated for any reason other than (i) Fifth Third or Kent being either unwilling or unable to go forward or (ii) the nonfulfillment or failure of any condition to Kent's or Fifth Third's obligations referred to in Section 8(a),
Section 9 or Section 10 of this Agreement, then each of Kent and Fifth Third shall bear the expenses it has actually incurred in connection with such transactions.

     (e) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages, except as specifically set forth above.

     6.  Permitted Assets. Fifth Third and Kent agree to review the assets of
         ----------------
the Kent Funds to ensure that at any time prior to the Exchange Date the assets of any Kent Fund do not include any assets that the corresponding Fifth Third Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by any Kent Fund, is unsuitable for the corresponding Fifth Third Fund to acquire.

     7.  Exchange Date. Delivery of the assets of the Kent Funds to be
         -------------
transferred, assumption of the liabilities of the Kent Funds to be assumed, and the delivery of Fifth Third Shares to be issued shall be made on Monday, October 29, 2001 at 10:00 a.m. or at such other times and dates agreed to by Kent and Fifth Third, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

     8.  Special Meeting of Shareholders; Dissolution. (a) Kent agrees to call
         --------------------------------------------
a special meeting of the shareholders of each Kent Fund as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of each Kent Fund to and the assumption of all of the liabilities of each Kent Fund by the corresponding Fifth Third Fund as herein provided, approving this Agreement, and authorizing the liquidation and dissolution of each Kent Fund, and, except as set forth in
Section 13, it shall be a condition to the obligations of each of the parties hereto that the holders of the Kent Shares of each Kent Fund shall have approved this Agreement and the transactions contemplated herein in the manner required by law and Kent's Articles of Incorporation and Bylaws at such a meeting on or before the Valuation Time.

     (b) Kent and each Kent Fund agree that the liquidation of each Kent Fund will be effected in the manner provided in Kent's Restatement of Declaration of Trust and Bylaws in accordance with applicable law, that it will not make any distributions of any Fifth Third Shares to the shareholders of a Kent Fund without first paying or adequately providing for the payment of all of such Kent Fund's known debts, obligations and liabilities.

     (c) Each of Fifth Third and Kent will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus and the Proxy Statement.

     9.   Conditions to Fifth Third's Obligations. The obligations of Fifth
          ---------------------------------------
Third and each Fifth Third Fund hereunder shall be subject to the following conditions:

     (a) That this Agreement shall have been approved and the transactions contemplated hereby, including the liquidation of the Kent Funds, shall have been approved by the shareholders of each Kent Fund in the manner required by law.

     (b) Kent shall have furnished to Fifth Third a statement of each Kent Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Kent's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of any Kent Fund since December 31, 2000, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of Kent Shares of the Kent Funds, dividends paid or losses from operations.

     (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Kent and each Kent Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, Kent and each Kent Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and Kent shall have furnished to Fifth Third a statement, dated the Exchange Date, signed by Kent's President (or any Vice President) and Treasurer certifying those facts as of such dates.

     (d) Kent shall have delivered to Fifth Third a letter from KPMG LLP dated the Exchange Date stating that such firm reviewed the federal and state income tax returns of each Kent Fund for the year ended December 31, 2000 and that, in the course of such review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the federal and state income taxes of each Kent Fund for the periods covered thereby, or that each Kent Fund would not qualify as a regulated investment company for federal income tax purposes.

     (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

     (f) Fifth Third shall have received an opinion of Drinker Biddle & Reath LLP, in form reasonably satisfactory to Fifth Third and dated the Exchange Date, to the effect that (i) Kent is a business trust validly existing under the laws of The Commonwealth of Massachusetts, (ii) this Agreement has been duly authorized, executed, and delivered by Kent on behalf of the Kent Funds and, assuming that the Registration Statement, the Prospectus and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Fifth Third, is a valid and binding obligation of Kent with respect to the Kent Funds, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and such counsel shall not be required to express an opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity, or with respect to the provisions of this Agreement intended to limit liability for particular matters to a Kent Fund and its assets, (iii) Kent has power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, Kent and each Kent Fund will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to Fifth Third, (iv) the execution and delivery of this

Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Kent's Restatement of Declaration of Trust and Bylaws or any provision of any material agreement known to such counsel (without any independent inquiry or investigation) to which Kent, with respect to the Kent Funds, or any Kent Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Kent's Restatement of Declaration of Trust and Bylaws, such counsel may rely upon a certificate of an officer of Kent whose responsibility it is to advise Kent with respect to such matters, and (v) to such counsel's knowledge, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Kent on behalf of the Kent Funds or any Kent Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act, and it being understood that such opinion shall not be deemed to apply to Fifth Third's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and H-S-R Act. Such opinion may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to Fifth Third.

     (g) Fifth Third shall have received an opinion of Ropes & Gray, counsel to Fifth Third, addressed to Fifth Third and each Fifth Third Fund, and to Kent and each Kent Fund in form reasonably satisfactory to Fifth Third and dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for Federal income tax purposes: (i) the transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Fifth Third Fund and the Kent Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Fifth Third Fund upon the receipt of the assets of the Kent Fund in exchange for Fifth Third Shares and the assumption by the Fifth Third Fund of the liabilities of the Kent Fund; (iii) the basis in the hands of the Fifth Third Fund of the assets of the Kent Fund transferred to the Fifth Third Fund in a transaction will be the same as the basis of such assets in the hands of the Kent Fund immediately prior to the transfer; (iv) the holding periods of the assets of the Kent Fund in the hands of the Fifth Third Fund will include the periods during which such assets were held by the Kent Fund; (v) no gain or loss will be recognized by the Kent Fund upon the transfer of the Kent Fund's assets to the Fifth Third Fund in exchange for Fifth Third Shares and the assumption by the Fifth Third Fund of the liabilities of the Kent Fund, or upon the distribution of Fifth Third Shares by the Kent Fund to its shareholders in liquidation; (vi) no gain or loss will be recognized by the Kent Fund's shareholders upon the exchange of their Kent Shares for Fifth Third Shares;
(vii) the aggregate basis of Fifth Third Shares the Kent shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Kent Shares exchanged therefor; (viii) a Kent shareholder's holding period for his or her Fifth Third Shares will be determined by including the period for which he or she held the Kent Shares exchanged therefor, provided that he or she held such Kent Shares as capital assets; and (ix) the Fifth Third Fund will succeed to and take into account the items of the Kent Fund described in Section 381(c) of the Code. The Fifth Third Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

     (h) Subject to the parties' compliance with Section 6 hereof, the assets of each Kent Fund to be acquired by the corresponding Fifth Third Fund will include no assets which the corresponding Fifth Third Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in the Fifth Third Prospectuses in effect on the Exchange Date, may not properly acquire. Fifth Third shall not change the Fifth Third Declaration of Trust and the Fifth Third Prospectuses so as to restrict permitted investments for each Fifth Third Fund except as required by the Commission or any state regulatory authority.

     (i) The Registration Statement and the N-1A Post-Effective Amendment shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Fifth Third, contemplated by the Commission and or any state regulatory authority.

     (j) All proceedings taken by Kent in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Fifth Third.

     (k) Prior to the Exchange Date, each Kent Fund (other than a Kent Fund that will combine with a Fifth Third Fund in a manner qualifying for treatment under Section 368(a)(1)(F) of the Code) shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for its taxable year ended December 31, 2000 and the short taxable year beginning January 1, 2001 and ending on the Exchange Date (computed without regard to any deduction for dividends paid), and all of the Kent Fund's net capital gain realized in its taxable year ended December 31, 2000 and the short taxable year beginning on January 1, 2001 and ending on the Exchange Date (after reduction for any capital loss carryover).

     (l) Kent shall have furnished to Fifth Third a certificate, signed by the President (or any Vice President) and the Treasurer of Kent, as to the tax cost to Kent of the securities delivered to Fifth Third pursuant to this Agreement, together with any such other evidence as to such tax cost as Fifth Third may reasonably request.

     (m) Kent Funds' custodian shall have delivered to Fifth Third a certificate identifying all of the assets and tax costs of each Kent Fund held by such custodian as of the Valuation Time.

     (n) Kent Funds' transfer agent shall have provided to Fifth Third's transfer agent (i) the originals or true copies of all of the records of each Kent Fund in the possession of such Kent transfer agent as of the Exchange Date,
(ii) a record specifying the number of Kent Shares of each Kent Fund outstanding as of the Valuation Time and (iii) a record specifying the name and address of each holder of record of any such Kent Shares of each Kent Fund and the number of Kent Shares held of record by each such shareholder as of the Valuation Time. Kent's transfer agent shall also have provided Fifth Third with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

     (o) All of the issued and outstanding Kent Shares of each Kent Fund shall have been offered for sale and sold in conformity with all applicable federal or state securities or blue sky laws and, to the extent that any audit of the records of Kent or any Kent Fund or its transfer agent by Fifth Third or its agents shall have revealed otherwise, either (i) Kent and each Kent Fund shall have taken all actions that in the reasonable opinion of Fifth Third are necessary to remedy any prior failure on the part of Kent to have offered for sale and sold such Kent Shares in conformity with such laws or (ii) Kent shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of Fifth Third in amounts sufficient and upon terms satisfactory, in the opinion of Fifth Third or its counsel, to indemnify Fifth Third against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of Kent to have offered and sold such Kent Shares in conformity with such laws.

     (p) Fifth Third shall have received from Arthur Andersen LLP a letter addressed to Fifth Third dated as of the Exchange Date reasonably satisfactory in form and substance to Fifth Third and Kent to the effect that, on the basis of limited procedures agreed upon by Fifth Third and Kent and described in such letter (but not an examination in accordance with generally accepted auditing standards), as of the Valuation Time the value of the assets of each Kent Fund to be exchanged for the Fifth Third Shares have been determined in accordance with the valuation procedures for the corresponding Fifth Third Fund as set forth in the Fifth Third Prospectuses and Statements of Additional Information.

     (q) Kent shall have duly executed and delivered to Fifth Third bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as Fifth Third may deem necessary or desirable to transfer all of Kent's and each Kent Fund's entire right, title and interest in and to the Investments and all other assets of each Kent Fund.

     10.   Conditions to Kent's Obligations.  The obligations of Kent and
           --------------------------------
each Kent Fund hereunder shall be subject to the following conditions:

     (a) This Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation of the Kent Funds, shall have been approved by the shareholders of each Kent Fund in the manner required by law.

     (b) Fifth Third shall have furnished to Kent a statement of each Fifth Third Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section 4, all as of the Valuation Time, certified on Fifth Third's behalf by its President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of any Fifth Third Fund since July 31, 2000, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities, changes due to net redemptions, dividends paid or losses from operations.

     (c) Fifth Third shall have executed and delivered to Kent an Assumption of Liabilities dated as of the Exchange Date pursuant to which each Fifth Third Fund will assume all of the liabilities of the corresponding Kent Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

     (d) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Fifth Third and each Fifth Third Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, Fifth Third and each Fifth Third Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates, and Fifth Third shall have furnished to Kent a statement, dated the Exchange Date, signed by Fifth Third's President (or any Vice President) and Treasurer certifying those facts as of such dates and further certifying that, to their best knowledge, the assets of each Kent Fund transferred to a Fifth Third Fund under this Agreement include only assets which such Fifth Third Fund may properly acquire under its investment policies, limitations and objectives and may otherwise be lawfully acquired by such Fifth Third Fund.

     (e) There shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

     (f) Kent shall have received an opinion of Ropes & Gray, in form reasonably satisfactory to Kent and dated the Exchange Date, to the effect that
(i) Fifth Third is a business trust validly existing in conformity with the laws of The Commonwealth of Massachusetts, and, to the knowledge of such counsel, neither Fifth Third nor any Fifth Third Fund is required to qualify to do business as a foreign association in any jurisdiction, (ii) the Fifth Third Shares to be delivered to Kent as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by Fifth Third and no shareholder of Fifth Third has any preemptive right to subscription or purchase in respect thereof, (iii) this Agreement has been duly authorized, executed and delivered by Fifth Third and, assuming that the Prospectus, the Registration Statement and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Kent, is a valid and binding obligation of Fifth Third, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Fifth Third's Declaration of Trust, as amended, or Bylaws, or any provision of any agreement known to such counsel to which Fifth Third or any Fifth Third Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Fifth Third's Declaration of Trust, as amended, Bylaws or then-current prospectus or statement of additional information of each Fifth Third Fund, such counsel may rely upon a certificate of an officer of Fifth Third whose responsibility it is to advise Fifth Third with respect to such matters, (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Fifth Third or any Fifth Third Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act and it being understood that such opinion shall not be deemed to apply to Kent's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and the H-S-R Act; and (vi) the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

     (g) Kent shall have received an opinion of Ropes & Gray addressed to Kent and each Kent Fund in a form reasonably satisfactory to Kent and dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), with respect to the matters specified in
Section 9(g) of this Agreement.

     (h) All proceedings taken by Fifth Third in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Kent.

     (i) The Registration Statement and the N-1A Post-Effective Amendment shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Fifth Third, contemplated by the Commission or any state regulatory authority.

     (j) At the Exchange Date, each of the Kent Funds will have sold such of its assets, if any, if informed by Fifth Third in writing that such sale is necessary to assure that, after giving effect to the acquisition of the assets pursuant to this Agreement, each of the Fifth Third Funds designated as a "diversified company" will remain a "diversified company" within the meaning of
Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Fifth Third Prospectuses previously furnished to Kent.

     (k) Kent shall have received from Fifth Third Asset Management Inc., a written undertaking that during the first twenty-four months following the merger of Old Kent Bank and Fifth Third Bank it will waive fees and reimburse expenses to the extent necessary so that the ratios of operating expenses (excluding interest, taxes, brokerage commissions, litigation expense and extraordinary expenses) to average net assets do not exceed the percentages set forth below:


           Fund Name                           Institutional            A
           ---------                           -------------          -----

Fifth Third Large Cap Value                         0.92%             1.17%

Fifth Third Equity Index                            0.40%             0.65%

Fifth Third Large Cap Growth                        0.94%             1.19%

Fifth Third Small Cap Growth                        0.92%             1.17%

Fifth Third International GDP                       1.01%             1.26%

Fifth Third Bond*                                   0.80%             1.05%

Fifth Third Intermediate Bond**                     0.76%             1.01%

Fifth Third Short Term Bond                         0.74%             0.89%

Fifth Third Municipal Bond                          0.79%             1.04%

Fifth Third Intermediate Municipal Bond***          0.73%             0.98%

Fifth Third Michigan Municipal Bond                 0.69%             0.84%

Fifth Third Prime Money Market                      0.54%             0.79%

Fifth Third Institutional Government
Money Market                                        0.40%             0.65%

Fifth Third Michigan Municipal Money
Market                                              0.54%             0.79%

Fifth Third Institutional Money Market              0.22%              n/a


* Currently named Fifth Third Quality Bond Fund, to be named Fifth Third Bond Fund effective October 29, 2001.
** Currently named Fifth Third Bond Fund for Income, to be named Fifth Third Intermediate Bond Fund effective October 29, 2001.
*** Currently named Fifth Third Municipal Bond Fund, to be named Fifth Third
    Intermediate Municipal Bond Fund effective October 29, 2001.

   11.   Indemnification.    (a)  Kent will indemnify and hold harmless Fifth
         ---------------
Third, its trustees and its officers (for purposes of this subsection, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Kent or any Kent Fund contained in the Registration Statement, the Prospectus or the Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Kent or any Kent Fund required to be stated therein or necessary to make the statements relating to Kent or any Kent Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Kent. The Indemnified Parties will notify Kent in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11(a). Kent shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if Kent elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. Kent's and the Kent Funds' obligation under this
Section 11(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Kent Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this Section 11(a) without the necessity of the Indemnified Parties' first paying the same.

     (b) Fifth Third will indemnify and hold harmless Kent, its directors and its officers (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Fifth Third or any Fifth Third Fund contained in the Registration Statement, the Prospectus, the N-1A Post-Effective Amendment or the Proxy Statement, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Fifth Third or any Fifth Third Fund required to be stated therein or necessary to make the statements relating to Fifth Third or any Fifth Third Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of Fifth Third. The Indemnified Parties will notify Fifth Third in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11(b). Fifth Third shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if Fifth Third elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The Fifth Third Funds' obligation under this
Section 11(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Fifth Third Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by them under this Section 11(b) without the necessity of the Indemnified Parties' first paying the same.

     12.  No Broker, etc.  Each of Fifth Third and Kent represents that there
          --------------
is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

     13.  Termination.  Fifth Third and Kent may, by mutual consent of their
          -----------
respective trustees, terminate this Agreement, and Fifth Third or Kent, after consultation with counsel and by consent of their respective trustees and directors or an officer authorized by such trustees or directors, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by December 31, 2001, this Agreement shall automatically terminate on that date unless a later date is agreed to by Fifth Third and Kent.

     This Agreement may be terminated by Fifth Third if the conditions set forth in Section 9 are not satisfied as specified in that Section. This Agreement may be terminated by Kent if the conditions set forth in Section 10 are not satisfied as specified in that Section.

     Notwithstanding any other provision in this Agreement, in the event shareholder approval of this Agreement and the transactions contemplated by this Agreement is obtained with respect to only one or more Kent Funds but not all of the Kent Funds, Fifth Third and Kent agree to consummate those transactions with respect to those Kent Funds that have approved this Agreement and those transactions.

     14.  Covenants, etc. Deemed Material.  All covenants, agreements,
          -------------------------------
representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

     15.  Sole Agreement; Amendments.  This Agreement supersedes all previous
          --------------------------
correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

     16.  Fifth Third Agreement and Declaration of Trust  Fifth Third is a
          ----------------------------------------------
business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "Fifth Third Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Fifth Third personally, but bind only the assets of Fifth Third and all persons dealing with any series or funds of Fifth Third, such as the Fifth Third Funds, must look solely to the assets of Fifth Third belonging to such series or funds for the enforcement of any claims against Fifth Third.

     17.  Kent Agreement and Declaration of Trust  Kent is a business trust
          ---------------------------------------
organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "Kent Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Kent personally, but bind only the assets of Kent and all persons dealing with any series or funds of Kent, such as the Kent Funds, must look solely to the assets of Kent belonging to such series or funds for the enforcement of any claims against Kent.

     This Agreement may be executed in any number of counter-parts, each of which, when executed and delivered, shall be deemed to be an original.

                                        KENT FUNDS
                                        On Behalf of its Kent Funds


                                        By:___________________________


                                        FIFTH THIRD FUNDS
                                        On Behalf of its Fifth Third Funds


                                        By:____________________________

                                  APPENDIX B
                      MANAGEMENT DISCUSSION AND ANALYSIS

Fifth Third Bond Fund for Income

An interview with Roberta Tucker, portfolio manager.

Q. How did the Fund perform during the six-month period ended January 31, 2001?

A. The Fund generated a 6.02% total return on Investment A Shares (before the deduction of sales charge).1 That return reflected an income distribution of $0.35 per share and an increase in the Fund's net asset value from $11.50 on August 1, 2000 to $11.81 as of January 31, 2001. The Fund's benchmarks, the Lehman Brothers Intermediate Government/Credit Bond Index 2 and the Lipper Short-Intermediate Investment Grade Bond Funds Average,3 returned 7.61% and 6.19%, respectively.

Q. What were the conditions in the bond market during the period?

A. Bond yields fell during the period. Slower-than- expected economic growth caused investors to predict that the Fed would cut interest rates in an effort to boost the economy and prevent a recession. In fact, the Fed did cut rates twice in January by a total of one percentage point. Short-term bond yields, which are greatly affected by Fed policy, fell more than yields on long-term bonds. For example, the yield on a 2-year Treasury security fell 1.71%, versus 0.78% for a 30-year Treasury bond. The corporate bond market was volatile, as investors worried that companies would have a hard time paying their debt as the economy slowed. Investors favored high-quality issues backed by the U.S. government as the credit quality of corporate bonds deteriorated.

Q. How did you position the Fund in that environment?

A. We increased the Fund's average maturity slightly during the period in order to maintain a steady income level as interest rates fell. The Fund's average maturity at the end of the period was 3.9 years, up from 3.8 years on August
31, 2000. The average maturity was shorter than that of its benchmark; that strategy benefited the Fund as short-term bonds outperformed longer-term securities.* We upgraded the Fund's credit quality due to uncertainty in the corporate bond market. The Fund's portfolio at the beginning of the period had an average credit rating of Aa2, and we raised that rating to Aa1 by the end of January. That increase in credit quality benefited the Fund as investors favored high-quality securities in the weakening economic environment. We also found opportunities to capture additional yield by investing in high-quality corporate issues.*

Q. What is your outlook for the bond market, and how will you manage the Fund in that environment?

A. We expect the economy to continue to slow during the coming months. The Fed will likely need to cut rates further, causing yields on short-term bonds to fall. Yields could rise later in 2001 if the Fed successfully jump starts the economy. We will continue to focus on Treasury and select high-quality corporate bonds that offer investors attractive yields and stable income. Our focus on high quality helps ensure that the fixed-income portion of shareholders' portfolios will be relatively stable. We will continue to avoid risky bonds with low credit ratings: We believe that investors who want to increase their total return are better served by investing in the equity markets than by chasing returns among low-quality bonds. As always, we will seek opportunities to help capture yields and maintain a steady income level for shareholders, while providing a competitive total return.

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

/1/ The six-month return, with the maximum sales charge of 4.50%, was 1.26%. * The composition of the portfolio is subject to change. For the same period, the total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative service fees. In such instances, and without waiver of fees, total return would have been lower.

/2/ The Fund's performance is measured against the Lehman Brothers Intermediate Government/Credit Bond Index, which represents the performance of the bond market as a whole. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of Fifth Third Bond Fund for Income does reflect the deduction of fees for these value-added services.

/3/ The Lipper Short-Intermediate Investment Grade Bond Funds Average is an average of managed funds that seek to invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Growth of $10,000 Invested in the Fifth Third Bond Fund For Income

INSERT CHART

$ 5,000
$10,000
$15,000
$20,000
$25,000


$20,041
$17,017
$18,554
$18,344
$17,415

Lehman Brothers Intermediate Government/Credit Index
Lipper Short-Intermediate U.S. Government Bond Funds Average
Institutional Shares
Investment A Shares*
Investment C Shares**
7/00 7/99 7/98 7/97 7/96 7/95 7/94 7/93 7/92 7/91 7/90

Average Annual Tot al Return for the Period Ended July 31, 2000 1
                    Investment A*          Investment C**
               Institutional***
1 Year..................... -0.77% ................ 3.43% ................ 4.09%
5 Year.....................  4.01% ................ 4.21% ................ 5.08%
10 Year....................  5.70% ................ 5.29% ................ 6.26%

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The chart represents historical performance of a hypothetical investment of $10,000 in the Bond Fund For Income from 7/31/90 to 7/31/00, and represents the reinvestment of dividends and capital gains in the Fund.

/1/ The quoted performance of the Bond Fund For Income includes performance of certain collectively managed accounts advised by Fifth Third Bank, for periods dating back to 7/31/90, and prior to the Bond Fund For Income's commencement of operations on 1/27/97, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements).

These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions.

*Reflects the maximum sales charge of 4.50%.

**Investment C Shares were initially offered 1/27/97. The performance figures for Investment C Shares for periods prior to such date represent the performance for Investment A Shares of the Fund adjusted to reflect fees charged by Investment C Shares. Investment C shareholders that redeem within one year of purchase are subject to a contingent deferred sales charge of 1.00%. Investment C Shares are also subject to administrative service fees at a maximum rate of 0.25% and Rule 12b-1 fees of up to 0.75% of the average daily net asset value of Investment C Shares. If these fees were reflected, performance would have been lower. Investment A Shares are subject to Rule 12b-1 fees of up to 0.25% of the average daily net asset value of Investment A Shares.

***The performance for the Institutional Shares prior to 8/11/98 is based on the performance of the Investment A Shares. The Fund's performance is measured against the Lehman Brothers Intermediate Government/Credit Index, an unmanaged index generally representative of the performance of the bond market as a whole. The Fund's performance is also measured against the Lipper Short-Intermediate Investment Grade Bond Funds Average, representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. falling into this category. The Lehman Brothers Intermediate Government/Credit Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Short-Intermediate Investment Grade Bond Funds Aver age and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Fifth Third Quality Bond Fund

An interview with Roberta Tucker, portfolio manager.

Q. How did the Fund perform during the six-month period ended January 31, 2001?

A. The Fund generated a 6.46% total return on Investment A Shares (before the deduction of sales charge).1 That return reflected an income distribution of $0.28 per share and an increase in the Fund's net asset value from $9.40 on August 1, 2000 to $9.70 as of January 31, 2001. The Fund's benchmarks, the Lehman Brothers Aggregate Bond Index,2 and the Lipper Intermediate Investment Grade Debt Funds Average,3 returned 8.12% and 7.40%, respectively.

Q. What was the environment like in the bond market during the period?

A. The U.S. economy experienced a significant slowdown due to factors such as the Fed's restrictive monetary policy, high energy prices and eroding consumer confidence brought on by stock market volatility. The slowdown hurt corporate profit t growth and caused investors to fear that the economy would enter recession. The Fed in January cut short-term interest rates twice, by a total of one percentage point, in an effort to spark economic growth. Bond yields fell in that environment, in anticipation of the Fed's rate cuts. Yields on short-term Treasury bonds, which are closely linked to Fed policy, fell more than yields on longer-term issues. For example, the yield on a 2-year Treasury security fell 1.71%, versus 0.78% for a 30-year Treasury bond. Corporate bonds experienced considerable volatility, as investors worried that the weakening economy would prevent some companies from paying back their debt. Investors favored government agency issues as the credit quality of corporate bonds begin to deteriorate.

Q. How did you position the Fund in that environment?

A. We reduced the Fund's average maturity from 5.2 years at the beginning of the period to 4.9 years by the end of January as yields fell. The Fund's neutral average maturity relative to its peers helped the Fund post competitive returns without having to make a large bet on the direction of interest rates.* We also increased the Fund's credit quality during the period due to fears of a slowdown in corporate earnings growth. The Fund's portfolio ended the period with an average credit rating of AAA, up from Aa1. That approach helped the Fund, as investors favored high-quality securities in the uncertain market. We overweighted Treasury securities and underweighted corporate bonds, although we were able to find opportunities to capture additional yield by purchasing select corporate issues.*

Q. What is your outlook for the bond market, and how will you manage the Fund in that environment?

A. The economy will likely continue to weaken somewhat during the first half of 2001, requiring the Fed to cut rates further to avoid a recession. Yields on short-term bonds should continue to fall, while yields on long-term bonds will remain relatively stable. We will continue to focus on Treasury and select high-quality corporate bonds that offer attractive yields. The additional yield available on lower-rated issues is not enough to justify their additional credit risk, especially in a weak economic environment. We will underweight mortgage-backed securities, which should be volatile during the first half of the year due to falling interest rates and an increase in pre-payments. We see a very choppy market ahead for government agency securities, because of potential legislation that could remove the government-backed guarantee from agencies such as Fannie Mae and Freddie Mac.


Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

* The composition of the portfolio is subject to change.

/1/ The six-month return, with the maximum sales charge of 4.50%, was 1.69%. For the same period, the total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative service fees. In such instances, and without waiver of fees, total return would have been lower.

/2/ The Fund's performance is measured against the Lehman Brothers Aggregate Bond Index, which is generally representative of the performance of the bond market as a whole. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of Fifth Third Quality Bond Fund does reflect the deduction of fees for these value-added services.

/3/ The Lipper Intermediate Investment Grade Debt Funds Average is an average of managed funds that seek to invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Growth of $10,000 Invested in the Fifth Third Quality Bond Fund

$21,124
$20,129
$17,641
$18,662
$17,226
$ 5,000
$10,000
$15,000
$20,000
$25,000

Lipper Intermediate Investment Grade Debt Funds Average
Lehman Brothers Aggregate Bond Index
Institutional Shares
Investment A Shares*
Investment C Shares**
7/00 7/99 7/98 7/97 7/96 7/95 7/94 7/93 7/92 7/91 7/90

Average Annual Total Return for the Period Ended July 31, 2000 1
                    Investment A*        Investment C**
               Institutional***
1 Year..................... -0.30%................. 3.98% ................ 4.66%
5 Year.....................  4.17%................. 4.46% ................ 5.34%
10 Year..................... 5.84%................. 5.59% ................ 6.44%

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The chart represents historical performance of a hypothetical investment of $10,000 in the Quality Bond Fund from 7/31/90 to 7/31/00, and represents the reinvestment of dividends and capital gains in the Fund.

/1/ The quoted performance of the Quality Bond Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, for periods dating back to 7/31/90, and prior to the Quality Bond Fund's commencement of operations on 11/20/92, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions.

*Reflects the maximum sales charge of 4.50%.

**Investment C Shares were initially offered 4/25/96. The performance figures for Investment C Shares for periods prior to such date represent the performance for Investment A Shares of the Fund adjusted to reflect fees charged by Investment C Shares. Investment C Shareholders that redeem within one year of purchase are subject to a contingent deferred sales charge of 1.00%. Investment C Shares are also subject to administrative service fees at a maximum rate of 0.25% and Rule 12b-1 fees of up to 0.75% of the average daily net asset value of Investment C Shares. If these fees were reflected, performance would have been lower. Investment A Shares are subject to Rule 12b-1 fees of up to 0.25% of the average daily net asset value of Investment A Shares.

***The performance for the Institutional Shares prior to 8/11/98 is based on the performance of the Investment A Shares.

The Fund's performance is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of the performance of the bond market as a whole, and the Lipper Intermediate Investment Grade Debt Funds Aver age, representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. falling into this category. The Lehman Brothers Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Intermediate Investment Grade Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Fifth Third Municipal Bond Fund/+/

An interview with Roberta Tucker, portfolio manager.

Q. How did the Fund perform during the six months ended January 31, 2001?

A. The Fund delivered a total return of 5.27% on Investment A Shares (before the deduction of sales charge).1 That return reflected an income distribution of $0.23 per share, and an increase in the Fund's net asset value from $11.47 to $11.83 per share. The Fund's benchmarks, the Lehman Brothers Municipal Bond Index,2 and the Lipper Intermediate Municipal Debt Funds Average,3 returned 6.47% and 5.42%, respectively.

Q. What were conditions like in the municipal bond market during the period?

A. U.S. economic growth slowed considerably during the period, as the interest rate cuts made by the Fed in 1999 and early 2000 took effect. In fact, the economy slowed so much that corporate profits began to suffer and investors expressed concerns about the possibility of recession. Municipal fixed-income securities performed well in that environment, as investors expected the Fed to cut rates in an attempt to boost economic growth. The Fed did indeed cut short-term rates twice in January, by 50 basis points each time. That easing policy helped yields on short-term securities fall. Furthermore, significant stock market volatility increased demand for municipal securities. Short-and intermediate-term munis outperformed long-term issues. A relatively low supply of municipal issues also benefited performance during the period.

Strong economic growth in recent years has created surpluses for many municipalities, allowing them to issue fewer new bonds.

Q. How did you position the Fund in that environment?

A. The Fund's average maturity typically is shorter than that of the benchmark. That approach benefited the Fund during the period. We locked in gains as the muni market rallied by reducing the Fund's average maturity from 7.1 years in August to 5.9 years by the end of January.* We continued to focus on high-quality municipal issues, improving the credit rating of the Fund's portfolio from Aa2 to Aa1 during the period. We increased the Fund's position in high-quality insured bonds, which offered attractive yields. That strategy benefited the Fund, as insured bonds outperformed other sectors of the muni market. It also enabled the Fund to maintain a stable level of income for shareholders.*

Q. What is your outlook for the municipal bond market, and how will you position the Fund in that environment?

A. We expect the economy and corporate profits to further weaken during the first half of 2001, and we anticipate more interest rate cuts by the Fed in order to prevent recession. We believe the high-quality municipal issues in which the Fund invests should perform well in that environment. Rates could rise again during the second half of the year if the Fed is successful at jump-starting the economy. We will continue to favor high-quality municipal issues, looking to increase the Fund's exposure to insured securities. We also will overweight short-term issues, which should post strong performance as the Fed continues to cut rates. We will also look for opportunities among new issues, which should increase in number as rates fall.


Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.

+ Some or all of the income may be subject to the federal alternative minimum tax and to certain state and local taxes.

* The composition of the portfolio is subject to change.1 The six-month return, with the maximum sales charge of 4.50%, was 0.53%. For the same period, the total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative service fees. In such instances, and without waiver of fees,total return would have been lower.

/2/ The Lehman Brothers Municipal Bond Index is generally representative of municipal bonds with intermediate maturities. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of Fifth Third Municipal Bond Fund does reflect the deduction of fees for these value-added services.

/3/ The Lipper Intermediate Municipal Debt Funds Average is an average of managed funds that seek to invest primarily in municipal debt issues with dollar-weighted average maturities of five to ten years. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Growth of $10,000 Invested in the Fifth Third Municipal Bond Fund

$16,096
$19,780
$17,917
$15,309
$ 7,500
$10,000
$12,500
$15,000
$17,500
$20,000

Lipper Intermediate Municipal Debt Funds Average
Lehman Brothers Municipal Bond Index
Institutional Shares
Investment A Shares*
7/00 7/99 7/98 7/97 7/96 7/95 7/94 7/93 7/92 7/91 7/90

Average Annual Total Return for the Period Ended July 31, 2000 1
                                    Investment A*
                                    Institutional**
1 Year............................................. -2.56% ............... 2.37%
5 Year.............................................  2.85% ............... 3.88%
10 Year............................................. 4.35% ............... 4.88%

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The chart represents historical performance of a hypothetical investment of $10,000 in the Municipal Bond Fund from 7/31/90 to 7/31/00, and represents the reinvestment of dividends and capital gains in the Fund.

/1/ The quoted performance of the Municipal Bond Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, for periods dating back to 7/31/90, and prior to the Municipal Bond Fund's commencement of operations on 1/27/97, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements).

These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions.

*Reflects the maximum sales charge of 4.50%.

**The performance for the Institutional Shares prior to 8/11/98 is based on the performance of the Investment A Shares.

As of July 31, 2000 the Fifth Third Municipal Bond Fund had no Investment C shares outstanding.

The Fund's performance is measured against the Lehman Brothers Municipal Bond Index, an unmanaged index that is generally representative of the municipal bond market. The Fund's performance is also measured against the Lipper Intermediate Municipal Debt Funds Average, which is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. falling into this category. The Lehman Brothers Municipal Bond Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Intermediate Municipal Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Fifth Third Money Market Funds

An interview with John Hoeting, portfolio manager.

Q. What were the conditions in the money markets during the six-month period ended January 31,2001?

A. The environment for money market securities changed dramatically during the period. Investors at the beginning of the period expected the Fed to raise interest rates in order to slow the economy and hold off inflation. Those conditions pushed yields on short-term securities higher than yields on longer-term issues--an unusual situation called an inverted yield curve. But the economy in December showed signs of a dramatic slowdown, as manufacturing decreased, energy prices rose, consumer confidence waned and the stock market declined. Those factors led investors to believe that the Fed would cut rates in order to prevent a recession. The Fed in January took action to boost economic growth, lowering the Federal Funds rate twice for a total decrease of one percentage point. Yields on short-term securities fell in that environment.

Q. How did you position the Funds in that environment?

A. We lengthened the Funds' average maturities when possible, to help lock in high yields for shareholders. We adopted that strategy because of our belief that the Fed would lower interest rates to prevent the economy from suffering a severe slowdown (our approach was hampered somewhat by large inflows of assets). The average maturity of the Fifth Third U.S. Treasury Money Market Fund ranged between 19 and 31 days during the period. The Fifth Third Government Money Market Fund's average maturity ranged between 39 days and 51 days. The average maturity of the Fifth Third Prime Money Market Fund ranged from 42 days to 60 days. The Fifth Third Tax Exempt Money Market Fund's average maturity ranged between 21 days and 37 days.

Q. What is your outlook going forward, and how will you manage the Funds in that environment?

A. We believe the Fed is likely to cut interest rates further, in order to stimulate economic growth. Meanwhile, we expect the economy in the short term to continue to slow. The extent of the near-term slowdown depends largely on consumer confidence and spending, since consumers comprise roughly three-quarters of economic activity. The credit markets will continue to be difficult, as the economic slowdown makes it harder for corporations to pay their debts. That said, we expect the economy to rebound in the second half of the year as the Fed's monetary easing takes effect. We will continue to look for yield opportunities without sacrificing the safety of shareholders' principal. We will maintain the Funds' sector weighting close to neutral with their benchmarks, and will continue to hold very high-quality issues.

Fifth Third Prime Money Market Fund is a no-load money market mutual fund that invests primarily in high-quality commercial paper. Commercial paper represents very short-term borrowings made by banks and other corporations.

Fifth Third Government Money Market Fund is a no-load money market fund that invests in short-term U.S. government securities. The Fund limits its investments to U.S. government securities paying interest that generally would be exempt from state personal income tax.

Fifth Third U.S. Treasury Money Market Fund is a no-load money market mutual fund that invests in short-term U.S. Treasury obligations and repurchase agreements fully collateralized by such Treasury securities.

Fifth Third Tax Exempt Money Market Fund 1 is a no-load money market mutual fund that invests in a portfolio of high-grade short-term municipal bonds and notes, and tax-exempt commercial paper.

An investment in the Fifth Third Money Market Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

/1/ The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

                                  APPENDIX C
                   FORM OF NEW INVESTMENT ADVISORY AGREEMENT

                                    FORM OF
                       NEW INVESTMENT ADVISORY AGREEMENT

This Agreement is made this ____ day of ______________, 2001, by and between [NAME OF ADVISER] (the "Advisor") and Kent Funds, a Massachusetts business trust (the "Trust").

WHEREAS, the Trust is an open-end management investment company as that term is defined in the Investment Company Act of 1940 and is registered as such with the Securities and Exchange Commission; and

WHEREAS, the Advisor is engaged in the business of rendering investment advisory and management services.

NOW, THEREFORE, the parties hereto, intending to be legally bound, agree as follows:

1. The Trust hereby appoints Advisor as Investment Advisor for each of the portfolios ("Funds") of the Trust listed on Schedule A of this Agreement, as may be amended from time to time by mutual agreement of the parties, and Advisor accepts the appointments. Subject to the direction of the Trustees of the Trust, Advisor shall provide investment research and supervision of the investments of each of the Funds and conduct a continuous program of investment evaluation and of appropriate sale or other disposition and reinvestment of each Fund's assets.

2. Advisor, in its supervision of the investments of each of the Funds will be guided by each of the Fund's fundamental investment policies and the provisions and restrictions contained in the Declaration of Trust and By-Laws of the Trust and as set forth in the Registration Statement and exhibits as may be on file with the Securities and Exchange Commission.

3. The Trust shall pay or cause to be paid, on behalf of each Fund, all of the Fund's expenses and the Fund's allocable share of Trust expenses, including without limitation, the expenses of organizing the Trust and continuing its existence; fees and expenses of officers and Trustees of the Trust; fees for investment advisory services and administrative services; fees and expenses of preparing and printing amendments to its Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940; expenses of registering and qualifying the Trust, the Funds and shares of the Funds ("Shares") under Federal and state laws and regulations; expenses of preparing, printing and distributing prospectuses (and any amendments thereto) and sales literature; expenses of registering, licensing, or other authorization of the Trust as a broker-dealer and of its officers as agents and salesmen under federal and state laws and regulations; interest expense, taxes, fees and commissions of every kind; expenses of issue (including cost of Share certificates), purchase, repurchase and redemption of Shares, including expenses attributable to a program of periodic issue; charges and expenses of custodians, transfer agents, dividend disbursing agents, shareholder servicing agents and registrars; printing and mailing costs, auditing, accounting and legal expenses; reports to shareholders and governmental officers and commissions; expenses of meetings of Trustees and shareholders and proxy solicitations therefor; insurance expenses; association membership dues; and such nonrecurring items as may arise, including all losses and liabilities incurred in administering the Trust and the Funds. The Trust will also pay each Fund's allocable share of such extraordinary expenses as may arise, including expenses incurred in connection with litigation, proceedings, and claims and the legal obligations of the Trust to indemnify its officers and Trustees and agents with respect thereto.

4. The Trust, on behalf of each of the Funds shall pay to Advisor, for all services rendered to such Fund by Advisor hereunder, the fees set forth in the exhibits attached hereto.

5. The Advisor may from time to time and for such periods as it deems appropriate reduce its compensation (and, if appropriate, assume expenses of one or more of the Funds); (i) to the extent that any Fund's expenses exceed such lower expense limitation; (ii) for any other reason, as the Advisor may, by notice to the Fund, voluntarily declare to be effective.

6. This Agreement will become effective as to a particular Fund as of the date first written above or, if a particular Fund is not in existence on that date, the date a registration statement relating to that Fund becomes effective with the SEC. This Agreement shall remain in effect for each Fund until the first meeting of shareholders held after the effective date applicable to the respective Fund, and if approved at such meeting by the shareholders of a particular Fund, shall continue in effect for such Fund for two years from the effective date and from year to year thereafter, subject to the provisions for termination and all of the other terms and conditions hereof if: (a) such continuation shall be specifically approved at least annually by the vote of a majority of the Trustees of the Trust, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust) cast in person at a meeting called for that purpose; and (b) Advisor shall not have notified the Trust in writing at least sixty (60) days prior to the anniversary date of this Agreement in any year thereafter that it does not desire such continuation with respect to that Fund.

7. Notwithstanding any provision in this Agreement, it may be terminated at any time with respect to any Fund, without the payment of any penalty, by the Trustees of the Trust or by a vote of the shareholders of that Fund on sixty
(60) days' written notice to Advisor.

8. This Agreement may not be assigned by Advisor and shall automatically terminate in the event of any assignment. Advisor may employ or contract with such other person, persons, corporation or corporations at its own cost and expense as it shall determine in order to assist it in carrying out this Agreement, provided that no delegation of advisory responsibilities shall occur which would require approval under the Investment Company Act of 1940.

9. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under this Agreement on the part of Advisor, Advisor shall not be liable to the Trust or to any of the Funds or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

10. (a) Subject to the conditions set forth below, the Trust agrees to indemnify and hold harmless the Advisor and each person, if any, who controls the Advisor within the meaning of Section 15 of the 1933 Act and Section 20 of the Securities Exchange Act of 1934, as amended, against any and all loss, liability, claim, damage and expense whatsoever, (including but not limited to any and all expense whatsoever reasonably incurred in investigating, preparing or defending against any litigation, commenced or threatened, or any claim whatsoever) arising out of or based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or the Prospectus (as from time to time amended and supplemented) or the omission or alleged omission therefrom of a material fact required to be stated therein or necessary to make statements therein not misleading, unless such statement or omission was made in reliance upon and conformity with written information furnished to the Trust with respect to the Advisor by or on behalf of the Advisor expressly for use in the Registration Statement or Prospectus, or any amendment or supplement thereof.

     If any action is brought against the Advisor or any controlling person thereof in respect of which indemnity may be sought against the Trust pursuant to the foregoing paragraph, the Advisor shall promptly notify the Trust in writing of the institution of such action and the Trust shall assume the defense of such action, including the employment of counsel selected by the Trust and payment of expenses. The Advisor or any such controlling person thereof shall have the right to employ separate counsel in any such case, but the fees and expenses of such counsel shall be at the expense of the Advisor or such controlling person unless the employment of such counsel shall have been authorized in writing by the Trust in connection with the defense of such action or the Trust shall not have employed counsel to have charge of the defense of such action, in any of which events such fees and expenses shall be borne by the Trust. Anything in this paragraph to the contrary notwithstanding, the Trust shall not be liable for any settlement of any such claim or action effected without its written consent. The Trust agrees promptly to notify the Advisor of the commencement of any litigation or proceedings against the Trust or any of its officers or Trustees or controlling persons in connection with the issue and sale of shares or in connection with such Registration Statement or Prospectus.

     (b) The Advisor agrees to indemnify and hold harmless the Trust, each of its Trustees, each of its officers who have signed the Registration Statement and each other person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act, to the same extent as the foregoing indemnity from the Trust to the Advisor but only with respect to statements or omissions, if any, made in the Registration Statement or Prospectus or any amendment or supplement thereof in reliance upon, and in conformity with, information furnished to the Trust with respect to the Advisor by or on behalf of the Advisor expressly for use in the Registration Statement or Prospectus or any amendment or supplement thereof. In case any action shall be brought against the Trust or any other person so indemnified based on the Registration Statement or Prospectus, or any amendment or supplement thereof, and in respect of which indemnity may be sought against the Advisor, the Advisor shall have the rights and duties given to the Trust, and the Trust and each other person so indemnified shall have the rights and duties given to the Advisor by the provisions of subsection (a) above.

     (c) Nothing herein contained shall be deemed to protect any person against liability to the Trust or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the duties of such person or by reason of the reckless disregard by such person of the obligations and duties of such person under this Agreement.

11. This Agreement may be amended at any time by agreement of the parties provided that any material amendment shall be approved both by the vote of a majority of the Trustees of the Trust, including a majority of Trustees who are not parties to this Agreement or interested persons of any such party to this Agreement (other than as Trustees of the Trust), cast in person at a meeting called for that purpose, and on behalf of a Fund by a majority of the outstanding voting securities of such Fund.

12. The Advisor acknowledges that all sales literature for investment companies (such as the Trust) are subject to strict regulatory oversight. The Advisor agrees to submit any proposed sales literature for the Trust (or any Fund) or for itself or its affiliates which mentions the Trust (or any Fund) to the Trust's distributor for review and filing with the appropriate regulatory authorities prior to the public release of any such sales literature. The Trust agrees to cause its distributors to promptly review all such sales literature to ensure compliance with relevant requirements, to promptly advise Advisor of any deficiencies contained in such sales literature, to promptly file complying sales literature with the relevant authorities, and to cause such sales literature to be distributed to prospective investors in the Trust.

13. Advisor is hereby expressly put on notice of the limitation of liability as set forth in Article XI of the Declaration of Trust and agrees that the obligations pursuant to this Agreement of a particular Fund and of the Trust with respect to that particular Fund be limited solely to the assets of that particular Fund, and Advisor shall not seek satisfaction of any such obligation from the assets of any other Fund, the shareholders of any Fund, the Trustees, officers, employees or agents of the Trust, or any of them.

14. This Agreement shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts, without regard to its conflict of law principles.

IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement on the day and year first above written.

[NAME OF INVESTMENT ADVISER]        KENT FUNDS


By: __________________________      By: ______________________________

Name: ________________________      Name: ____________________________

Title: _______________________      Title: ___________________________

                                  SCHEDULE A
                                      TO
                         INVESTMENT ADVISORY AGREEMENT
                           Dated __________________

                  SCHEDULE OF ANNUAL INVESTMENT ADVISORY FEES
                  -------------------------------------------

Fund                                              Annual Advisory Fee
----                                              -------------------
Kent Growth & Income Fund                         0.70% of the Portfolio's average daily net assets

Kent Index Equity Fund                            0.30% of the Portfolio's average daily net assets

Kent Large Company Growth Fund                    0.70% of the Portfolio's average daily net assets

Kent Small Company Growth Fund                    0.70% of the Portfolio's average daily net assets

Kent International Growth Fund                    0.75% of the Portfolio's average daily net assets

Kent Income Fund                                  0.60% of the Portfolio's average daily net assets

Kent Intermediate Bond Fund                       0.55% of the Portfolio's average daily net assets

Kent Short Term Bond Fund                         0.50% of the Portfolio's average daily net assets

Kent Tax-Free Income Fund                         0.55% of the Portfolio's average daily net assets

Kent Intermediate Tax-Free Fund                   0.50% of the Portfolio's average daily net assets

Kent Michigan Municipal Bond Fund                 0.45% of the Portfolio's average daily net assets

Kent Money Market Fund                            0.40% of the Portfolio's average daily net assets

Kent Government Money Market Fund                 0.40% of the Portfolio's average daily net assets

Kent Michigan Municipal Money Market Fund         0.40% of the Portfolio's average daily net assets

Kent Science and Technology Fund                  0.70% of the Portfolio average daily net assets

Kent Canterbury Fund                              0.70% of the Portfolio's average daily net assets

Kent Cascade Fund                                 0.70% of the Portfolio's average daily net assets

Lyon Street Institutional Money Market Fund       0.40% of the Portfolio's average daily net assets

                               FIFTH THIRD FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Combined Prospectus/Proxy Statement (the "Prospectus") of Fifth Third Funds dated June 8, 2001 [FIFTH THIRD CONFIRM] relating to the transfer of assets from each Kent
     ---------------------
Fund to the corresponding Fifth Third Fund as follows:

Kent Funds                                     New Fifth Third Funds
----------                                     ---------------------

Kent Government Money Market Fund              Fifth Third Institutional Government Money
                                               Market Fund
Lyon Street Institutional Money Market Fund    Fifth Third Institutional Money Market Fund
Kent Michigan Municipal Money Market Fund      Fifth Third Michigan Municipal Money Market Fund
Kent International Growth Fund                 Fifth Third International GDP Fund
Kent Small Company Growth Fund                 Fifth Third Small Cap Growth Fund
Kent Large Company Growth Fund                 Fifth Third Large Cap Growth Fund
Kent Index Equity Fund                         Fifth Third Equity Index Fund
Kent Growth and Income Fund                    Fifth Third Large Cap Value Fund
Kent Short Term Bond Fund                      Fifth Third Short Term Bond Fund
Kent Michigan Municipal Bond Fund              Fifth Third Michigan Municipal Bond Fund
Kent Tax-Free Income Fund                      Fifth Third Municipal Bond Fund

Kent Funds                                     Pre-Existing Fifth Third Funds
----------                                     ------------------------------

Kent Intermediate Bond Fund                    Fifth Third Intermediate Bond Fund
Kent Income Fund                               Fifth Third Long Term Bond Fund
Kent Intermediate Tax-Free Fund                Fifth Third Intermediate Municipal Bond Fund
Kent Money Market Fund                         Fifth Third Prime Money Market Fund

     The Statement of Additional Information for each Kent Fund dated May 1, 2001, the Statement of Additional Information for the Fifth Third Funds dated June 8, 2001, and the Annual Reports for each Kent Fund for the year ended December 31, 2000 and for each Fifth Third Fund for the year ended July 31, 2000 (as well as the Semi-Annual Report for each Fifth Third Fund) have been filed with the Securities and Exchange Commission and are incorporated herein by reference. This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus. A copy of the June 8, 2001 Prospectus may be obtained, without charge, by writing Fifth Third Funds, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-799-5353.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined
Prospectus/Proxy Statement.   The audited financial statements and related
independent accountants' report for the Existing Fifth Third Funds contained in the Annual Report dated July 31, 2000, are hereby incorporated herein by reference. No other parts of the Annual Reports are incorporated by reference herein. The audited financial statements and related independent accountants' report for the Kent Funds contained in the Annual Report dated December 31, 2000 are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

     The date of this Statement of Additional Information is May 14, 2001.

                               TABLE OF CONTENTS

Financial Statements of the combined Reorganizing Kent
Funds and Existing Fifth Third Funds on a pro forma basis as of and for the year ended December 31, 2000
(unaudited).........................................................         B-4

                          Kent Intermediate Bond Fund
                       Fifth Third Bond Fund For Income
             Pro Forma Combining Schedule of Portfolio Investments
                                As of 12/31/00
                                  (Unaudited)

   Kent      Fifth Third Bond
Intermediate    Fund For      Pro Forma                                                   Intermediate  Fifth Third Bond  Pro Forma
 Bond Fund       Income       Combined                                                      Bond Fund    Fund for Income   Combined
 Principal      Principal     Principal                     Security                          Market          Market        Market
Amount/Shares Amount/Shares Amount/Shares                  Description                         Value           Value         Value
------------------------------------------------------------------------------------------------------------------------------------
                                         Asset Backed Securities
------------------------------------------------------------------------------------------------------------------------------------
Finance - Consumer Loans
$  5,000,000  $      -     $ 5,000,000   MBNA Master Credit Card Trust, 6.73%, 1/15/01*        $ 5,004,150  $         -  $ 5,004,150
  10,000,000         -      10,000,000   Mellon Residential Funding Corp., 6.92%, 3/25/30       10,150,226            -   10,150,226
   5,000,000         -       5,000,000   Toyota Auto Receivables Owner Trust, 7.21%, 4/15/07     5,161,850            -    5,161,850
                                                                                               -----------  -----------  -----------
                                                                                                20,316,226            -   20,316,226
------------------------------------------------------------------------------------------------------------------------------------
Financial
           -   495,182         495,182   GE Capital Management, 6.940%, 3/25/27                          -      493,256      493,256
                                                                                               -----------  -----------  -----------
Total Asset Backed Securities                                                                   20,316,226      493,256   20,809,482
------------------------------------------------------------------------------------------------------------------------------------
                                         Commercial Paper
------------------------------------------------------------------------------------------------------------------------------------
Financial Services - Diversified
  10,000,000         -      10,000,000   Electric Capital Corp., 6.51%**, 1/16/01                9,972,833            -    9,972,833
                                                                                               -----------  -----------  -----------
Total Commercial Paper                                                                           9,972,833            -    9,972,833
------------------------------------------------------------------------------------------------------------------------------------
                                         Corporate Notes & Bonds
------------------------------------------------------------------------------------------------------------------------------------
Auto/Truck - Original Equipment
   8,000,000         -       8,000,000   TRW, Inc., 6.05%, 1/15/05                               7,380,000            -    7,380,000
------------------------------------------------------------------------------------------------------------------------------------
Automotive
   5,000,000         -       5,000,000   Ford Motor Co., 7.45%, 7/16/31                          4,700,000            -    4,700,000
------------------------------------------------------------------------------------------------------------------------------------
Banking
   5,000,000         -       5,000,000   ABN-Amro Bank NV (Chicago), 7.25%, 5/31/05              5,156,250            -    5,156,250
   6,000,000         -       6,000,000   Bank of Montreal-Chicago, 7.80%, 4/1/07                 6,172,500            -    6,172,500
  10,000,000         -      10,000,000   BB&T Corp., 7.25%, 6/15/07                             10,125,000            -   10,125,000
  10,000,000         -      10,000,000   Chase Manhattan Corp., 6.75%, 9/15/06                  10,025,000            -   10,025,000
   4,000,000         -       4,000,000   Chase Manhattan Corp., 7.88%, 6/15/10                   4,220,000            -    4,220,000
   6,000,000         -       6,000,000   First Union National Bank, 7.88%, 2/15/10               6,247,500            -    6,247,500
   5,000,000         -       5,000,000   J.P. Morgan & Co., 7.63%, 9/15/04                       5,200,000            -    5,200,000
   6,700,000         -       6,700,000   Keycorp, 7.25%, 6/1/05                                  6,775,375            -    6,775,375
   5,270,000         -       5,270,000   Keycorp, 6.75%, 3/15/06                                 5,263,413            -    5,263,413
   5,000,000         -       5,000,000   MBNA American bank NA, 7.25%, 9/15/02                   5,050,000            -    5,050,000
   5,000,000         -       5,000,000   National City Bank, 6.25%, 3/15/11                      4,681,250            -    4,681,250
   5,000,000         -       5,000,000   NCNB Corp., 9.38%, 9/15/09                              5,712,500            -    5,712,500
   5,000,000         -       5,000,000   Northern Trust Corp., 7.10%, 8/1/09                     5,093,750            -    5,093,750
   8,000,000         -       8,000,000   PNC Funding Corp., 6.13%, 2/15/09                       7,590,000            -    7,590,000
                                                                                               -----------  -----------  -----------
                                                                                                87,312,538            -   87,312,538
------------------------------------------------------------------------------------------------------------------------------------
Brokers
   8,500,000         -       8,500,000   Donaldson Lufkin Jenrette, 5.88%, 4/1/02                8,468,125            -    8,468,125
   5,000,000         -       5,000,000   Salomon Smith Barney, 7.13%, 10/1/06                    5,087,500            -    5,087,500
                                                                                               -----------  -----------  -----------
                                                                                                13,555,625            -   13,555,625
------------------------------------------------------------------------------------------------------------------------------------

                         Kent Intermediate Bond Fund
                       Fifth Third Bond Fund For Income
             Pro Forma Combining Schedule of Portfolio Investments
                                As of 12/31/00
                                  (Unaudited)

     Kent    Fifth Third Bond
Intermediate    Fund For      Pro Forma                                                   Intermediate  Fifth Third Bond  Pro Forma
 Bond Fund       Income       Combined                                                      Bond Fund    Fund for Income   Combined
 Principal      Principal     Principal            Security                                  Market          Market        Market
Amount/Shares Amount/Shares Amount/Shares         Description                                 Value          Value         Value
------------------------------------------------------------------------------------------------------------------------------------
Electronic Components/Instruments
$ 10,000,000  $         -  $10,000,000   Tandy Corp., 6/15%, 1/15/02                        $  9,950,000   $         -   $ 9,950,000
------------------------------------------------------------------------------------------------------------------------------------
 Finance
   5,000,000            -    5,000,000    Associates Corp., N.A., 6.52%, 10/11/02              5,037,500             -     5,037,500
   5,000,000            -    5,000,000    Citigroup Capital II, 7.75%, 12/1/36                 4,681,250             -     4,681,250
   5,000,000            -    5,000,000    Citigroup, Inc., 7.45%, 6/6/02                       5,100,000             -     5,100,000
   5,000,000            -    5,000,000    Fleet Financial Group, 7.38%, 12/1/09                5,156,250             -     5,156,250
  10,000,000            -   10,000,000    Ford Capital Guaranteed Notes, 9.88%, 5/15/02       10,437,500             -    10,437,500
   8,400,000            -    8,400,000    Ford Motor Credit Corp., 9.03%, 12/30/09,            9,061,500             -     9,061,500
                                          Callable 12/30/04@100
   5,000,000            -    5,000,000    General Electric Capital Corp., 7.50%, 5/15/05 MTN   5,281,250             -     5,281,250
   5,000,000            -    5,000,000    General Motors Acceptance Corp., 5.35%, 12/7/01      4,968,750             -     4,968,750
   5,000,000            -    5,000,000    General Motors Acceptance Corp., 7.13%, 5/1/03       5,037,500             -     5,037,500
  10,000,000            -   10,000,000    General Motors Acceptance Corp., 7.75%, 1/19/10     10,300,000             -    10,300,000
   5,000,000            -    5,000,000    Household Finance Corp., 8.00%, 8/1/04               5,212,500             -     5,212,500
   5,000,000            -    5,000,000    Household Finance Corp., 6.50%, 11/15/08             4,800,000             -     4,800,000
   4,000,000            -    4,000,000    Verizon Global Funding Corp., 7.25%, 12/1/10 (b)     4,060,000             -     4,060,000
   5,000,000            -    5,000,000    Wells Fargo Co., 6.50%, 6/1/05                       5,018,750             -     5,018,750
   6,000,000            -    6,000,000    Wells Fargo Financial, Inc., 5.38%, 9/30/03          5,850,000             -     5,850,000
                                                                                            ------------   -----------   -----------
                                                                                              90,002,750             -    90,002,750
------------------------------------------------------------------------------------------------------------------------------------
Financial
           -    7,000,000    7,000,000    Lehman Brothers, 7.750%, 1/15/05                             -     7,232,554     7,232,554
           -    5,000,000    5,000,000    Mellon Bank Corp., 7.375%, 5/15/07                           -     5,216,870     5,216,870
           -    5,000,000    5,000,000    Respol Corp., 7.450%, 7/15/05                                -     5,140,965     5,140,965
           -   10,000,000   10,000,000    Transamerica Fin Corp., 7.250%, 8/15/02                      -    10,128,910    10,128,910
                                                                                            ------------   -----------   -----------
                                                                                                       -    27,719,299    27,719,299
------------------------------------------------------------------------------------------------------------------------------------
Food - Diversified
   5,000,000            -    5,000,000    Conagra Inc., 5.50%, 10/15/01                        4,950,000             -     4,950,000
------------------------------------------------------------------------------------------------------------------------------------
Gas Transmission
   5,000,000            -    5,000,000    Enron Corp., 6.40%, 7/15/06                          4,962,500             -     4,962,500
------------------------------------------------------------------------------------------------------------------------------------
Industrial
           -    7,000,000    7,000,000    AT&T Canada Inc., 7.650%, 9/15/06                            -     6,857,060     6,857,060
           -    5,000,000    5,000,000    GTE California, 7.650%, 3/15/07                              -     5,257,790     5,257,790
           -    6,000,000    6,000,000    Hertz Co., 7.625%, 8/15/07                                   -     6,176,664     6,176,664
           -    7,000,000    7,000,000    Jones Apparel Co., 7.875%, 6/15/06                           -     6,669,026     6,669,026
           -    6,000,000    6,000,000    Qwest Corp., 7.625%, 6/9/03                                  -     6,101,334     6,101,334
           -    5,000,000    5,000,000    Southern National Corp., 7.050%, 5/23/03                     -     5,060,650     5,060,650
           -    5,000,000    5,000,000    U.S. West, 6.375%, 7/15/08                                   -     4,758,810     4,758,810
                                                                                            ------------   -----------   -----------
                                                                                                       -    40,881,334    40,881,334
------------------------------------------------------------------------------------------------------------------------------------
Industrial Goods & Services
   5,500,000            -    5,500,000    Boston Scientific, 6.63%, 3/15/05                    5,005,000             -     5,005,000
   5,000,000            -    5,000,000    Tyco International Group SA, 6.13%, 6/15/01          4,981,250             -     4,981,250
                                                                                            ------------   -----------   -----------
                                                                                               9,986,250             -     9,986,250
------------------------------------------------------------------------------------------------------------------------------------
 Insurance
   5,000,000            -    5,000,000    St. Paul Companies, Inc., 7.19%, 8/2/07              5,125,000             -     5,125,000
   5,100,000            -    5,100,000    Travelers Group, Inc., 6.88%, 12/15/03               5,163,750             -     5,163,750
                                                                                            ------------   -----------   -----------
                                                                                              10,288,750             -    10,288,750
------------------------------------------------------------------------------------------------------------------------------------

                          Kent Intermediate Bond Fund
                       Fifth Third Bond Fund For Income
             Pro Forma Combining Schedule of Portfolio Investments
                                As of 12/31/00
                                  (Unaudited)


        Kent       Fifth Third Bond                                             Kent
    Intermediate      Fund For         Pro Forma                           Intermediate    Fifth Third Bond  Pro Forma
      Bond Fund         Income          Combined                             Bond Fund     Fund For Income   Combined
      Principal       Principal        Principal                               Market           Market        Market
    Amount/Shares   Amount/Shares    Amount/Shares   Security Description      Value            Value          Value
-----------------------------------------------------------------------------------------------------------------------
    International
    $           -   $ 10,000,000       $ 10,000,000   Quebec Province,     $           -
                                                       7.000%, 1/30/07                      $ 10,352,620   $ 10,352,620
-----------------------------------------------------------------------------------------------------------------------
    Machinery &
     Equipment
        6,000,000              -          6,000,000   Case Corp.,              2,767,500              -
                                                        7.25%, 1/15/16                                        2,767,500
-----------------------------------------------------------------------------------------------------------------------
    Multimedia
        3,500,000              -          3,500,000   Time Warner, Inc.,       4,064,375              -
                                                        9.13%, 1/15/13                                        4,064,375
-----------------------------------------------------------------------------------------------------------------------
    Rental Auto/Equipment
        5,000,000              -          5,000,000   Hertz Corp.,             4,706,250              -
                                                        6.25%, 3/15/09                                        4,706,250
-----------------------------------------------------------------------------------------------------------------------
    Telecommunications
        6,000,000              -          6,000,000   Bell Canada,             6,240,000              -
                                                        7.75%, 4/1/06                                         6,240,000
-----------------------------------------------------------------------------------------------------------------------
    Transportation - Railroad
        7,000,000              -          7,000,000   Union Pacific Co.,       6,938,750              -
                                                        6.34%, 11/25/03                                       6,938,750
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                          --------------     ----------     -----------
    Total Corporate Notes and Bonds                                          267,805,288     78,953,253     346,758,541
------------------------------------------------------------------------------------------------------------------------------------
                                                       U.S. Government Agency Obligations
------------------------------------------------------------------------------------------------------------------------------------
    Fannie Mae
       20,000,000             -         20,000,000     6.63%, 1/15/02         20,174,800              -      20.174,800
       20,000,000             -         20,000,000     6.75%, 2/15/02         20,350,000              -      20,350,000
       10,000,000             -         10,000,000     5.13%, 2/13/04          9,882,100              -       9,882,100
                -     8,000,000          8,000,000     5.810%, 3/2/04                  -      7,993,640       7,993,640
                -     7,750,000          7,750,000     7.100%, 10/18/04                -      7,821,990       7,821,990
       25,000,000             -         25,000,000     7.00%, 7/15/05         26,250,000              -      26,250,000
       22,500,000             -         22,500,000     6.63%, 10/15/07        23,456,250              -      23,456,250
        5,000,000             -          5,000,000     6.38%, 6/15/09          5,120,200              -       5,120,200
       12,000,000             -         12,000,000     6.25%, 11/18/23        11,856,840              -      11,856,840
                                                                          --------------   ------------     -----------
                                                                             117,090,190     15,815,630     132,905,820
-----------------------------------------------------------------------------------------------------------------------
    Federal Farm Credit Bank
       10,000,000             -         10,000,000     6.30%, 9/23/04         10,191,400                     10,191,400
-----------------------------------------------------------------------------------------------------------------------
    Federal Home Loan Bank
        7,500,000             -          7,500,000     6.75%, 5/1/02           7,604,025              -       7,604,025
        5,000,000             -          5,000,000     6.49%, 1/8/04           5,118,750              -       5,118,750
                -     8,000,000          8,000,000     6.905%, 10/18/04                -      8,145,256       8,145,256
                                                                          --------------   ------------   -------------
                                                                              12,722,775      8,145,256      20,868,031
-----------------------------------------------------------------------------------------------------------------------
    Freddie Mac
                -            19                 19     7.500%, 2/1/02                  -             19              19
                -    10,000,000         10,000,000     7.350%, 2/28/03                 -     10,017,420      10,017,420
       48,000,000             -         48,000,000     7.38%, 5/15/03         49,860,000              -      49,860,000
       15,000,000             -         15,000,000     6.38%, 11/15/03        15,300,000              -      15,300,000
       10,410,000             -         10,410,000     8.12%, 1/31/05         11,300,263              -      11,300,263
        3,000,000             -          3,000,000     7.22%, 6/16/06          3,198,750              -       3,198,750
        9,100,000             -          9,100,000     6.00%, 11/15/22         9,038,029              -       9,038,029
        8,744,500             -          8,744,500     6.00%, 3/1/29           8,490,385              -       8,490,385
                                                                          --------------   ------------    ------------
                                                                              97,187,427     10,017,439     107,204,866
-----------------------------------------------------------------------------------------------------------------------

                          Kent Intermediate Bond Fund
                       Fifth Third Bond Fund For Income
             Pro Forma Combining Schedule of Portfolio Investments
                                As of 12/31/00
                                  (Unaudited)

        Kent      Fifth Third Bond                                                      Kent
    Intermediate      Fund For        Pro Forma                                     Intermediate   Fifth Third Bond   Pro Forma
     Bond Fund         Income         Combined                                       Bond Fund     Fund For Income    Combined
     Principal        Principal       Principal               Security                Market           Market          Market
   Amount/Shares    Amount/Shares   Amount/Shares            Description               Value            Value           Value
------------------------------------------------------------------------------------------------------------------------------------
 Government National Mortgage Association

 $             -    $   8,466,882   $   8,466,882   9.500%, 12/15/09, Pool#780318     $          -   $      9,010,623   $  9,010,623
               -          913,621         913,621   10.500%, 7/15/14, Pool#321016                -            975,378        975,378
               -        4,640,165       4,640,165   7.500%, 10/15/29                             -          4,719,813      4,719,813
                                                                                      ------------   ----------------   ------------
                                                                                                 -         14,705,814     14,705,814
                                                                                      ------------   ----------------   ------------
 Total U.S. Government Agency Obligations                                              237,191,792         48,684,139    285,875,931
------------------------------------------------------------------------------------------------------------------------------------
                                                    U.S. Government Obligations
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Bonds
      24,500,000                -      24,500,000   9.13%, 5/15/09                      27,256,250                  -     27,256,250
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Notes
      10,000,000                -      10,000,000   6.50%, 3/31/02                      10,126,100                  -     10,126,100
               -       13,000,000      13,000,000   6.500%, 5/31/02                              -         13,197,041     13,197,041
               -        9,000,000       9,000,000   5.750%, 4/30/03                              -          9,116,190      9,116,190
      19,450,000                -      19,450,000   7.50%, 2/15/05                      21,153,626                  -     21,153,626
       5,000,000       15,000,000      20,000,000   6.75%, 5/15/05                       5,322,000         15,966,045     21,288,045
               -        5,000,000       5,000,000   5.625%, 2/15/06                              -          5,117,405      5,117,405
      39,500,000                -      39,500,000   7.00%, 7/15/06                      43,003,649                  -     43,003,649
       6,250,000                -       6,250,000   6.13%, 8/15/07                       6,579,563                  -      6,579,563
      12,700,000       15,250,000      27,950,000   6.00%, 8/15/09                      13,404,596         16,096,160     29,500,756
               -        9,000,000       9,000,000   6.500%, 2/15/10                              -          9,850,068      9,850,068
      21,300,000                -      21,300,000   5.75%, 8/15/10                      22,323,252                  -     22,323,252
                                                                                      ------------   ----------------   ------------
                                                                                       121,912,786         69,342,909    191,255,695
                                                                                      ------------   ----------------   ------------
 Total U.S. Government Obligations                                                     149,169,036         69,342,909    218,511,945
------------------------------------------------------------------------------------------------------------------------------------
                                                    Yankee Certificates of Deposit
------------------------------------------------------------------------------------------------------------------------------------
      10,000,000                -      10,000,000   Potash Corp. Saskatchewan, 7.13%,
                                                    6/15/07                              9,562,500                  -      9,562,500
                                                                                      ------------   ----------------   ------------
 Total Yankee Certificates of Deposit                                                    9,562,500                  -      9,562,500
------------------------------------------------------------------------------------------------------------------------------------
                                                    Repurchase Agreement
------------------------------------------------------------------------------------------------------------------------------------
               -        5,908,000       5,908,000   Warburg/Dillon, 6.000%, 1/2/01               -          5,908,000      5,908,000
                                                                                      ------------   ----------------   ------------
 Total Repurchase Agreement                                                                      -          5,908,000      5,908,000
------------------------------------------------------------------------------------------------------------------------------------
                                                    Investment Companies
------------------------------------------------------------------------------------------------------------------------------------
         187,520                -         187,520   Dreyfus Cash Management Money
                                                    Market Fund                            187,520                  -        187,520
      17,513,354                -      17,513,354   Federated Prime Value Obligations
                                                    Money Market Fund                   17,513,354                  -     17,513,354
                                                                                      ------------   ----------------   ------------
 Total Investment Companies                                                             17,700,874                  -     17,700,874
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      ------------   ----------------   ------------
          Total (Cost $708,974,056, $198,255,054 and $907,229,110, respectively) (a)  $711,718,549   $    203,381,557   $915,100,106
                                                                                      ------------   ----------------   ------------
                                               Other assets in excess of liabilities  $ 11,856,882   $      3,442,507   $ 15,299,389
                                                                                      ------------   ----------------   ------------
                                                                          Net Assets  $723,575,431   $    206,824,064   $930,399,495
                                                                                      ============   ================   ============

(a) Represents cost for financial reporting and Federal income tax purposes and differs from market value by net unrealized appreciation.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Portfolio's advisor has determined this security to be liquid based on procedures approved by the Board of Trustees.

* Variable rate security. Rate presented represents rate in effect at December 31, 2000. Maturity date reflects next rate change date.

**  Effective yield at purchase.

MTN - Medium Term Note
NV - Naamloze Vennootschap (Dutch Corporation)
SA - Sociedad Anonima (Spanish Corporation)

                              Kent Intermediate Bond Fund
                           Fifth Third Bond Fund For Income
               Pro Forma Combining Statements of Assets and Liabilities
                                    As of 12/31/00
                                      (Unaudited)

                                                                   Kent Intermediate    Fifth Third Bond
Assets:                                                                Bond Fund        Fund For Income
                                                                       ---------        ---------------
Investment in securities, at value
(cost $708,974,056, $198,255,054 and $907,229,110, respectively)    $ 711,718,549       $ 203,381,557
Collateral for securities loaned                                      133,979,036                   -
Cash                                                                            -              81,236
Interest and dividends receivable                                      12,229,983           3,416,872
Receivable for investments sold                                        10,119,531                   2
Receivable for Fund shares sold                                             1,493                 675
Other assets                                                               17,416              67,963
                                                                      -----------         -----------
      Total Assets                                                    868,066,008         206,948,305
                                                                      -----------         -----------
Liabilities:

Payable for return of collateral received for securities loaned       133,979,036                   -
Payable for investments purchased                                      10,081,250                   -
Payable for Fund shares redeemed                                            1,656              20,918
Accrued expenses and other payables:
      Investment advisory fees                                            339,841              97,174
      Administration fees                                                  21,484                   -
      Distribution services - Investment A Shares
       (Investment - Kent)                                                  2,115               5,408
      Distribution services - Investment C Shares                               -                   -
      Shareholder servicing - Investment C Shares                               -                 741
      Other                                                                65,195                   -
                                                                      -----------         -----------
      Total Liabilities                                               144,490,577             124,241
                                                                      -----------         -----------
Net Assets:

Paid-in Capital                                                       749,954,475         234,959,382
Undistributed net investment income                                        72,228              98,680
Accumulated net realized losses on investments,
      futures and foreign currency transactions                       (29,195,765)        (33,360,501)
Net unrealized appreciation on investments,
      futures and foreign currency transactions                         2,744,493           5,126,503
                                                                    -------------       -------------
      Total Net Assets                                              $ 723,575,431       $ 206,824,064
                                                                    -------------       -------------
Net Assets:
      Institutional Shares                                          $ 714,445,493       $ 181,006,692
      Investment A Shares (a)                                           9,129,938          25,512,025
      Investment C Shares                                                      NA             305,347
                                                                    -------------       -------------
      Total                                                         $ 723,575,431       $ 206,824,064
                                                                    =============       =============

Shares of Beneficial Interest Outstanding
      (Unlimited number of shares authorized, no par value:)
      Institutional Shares                                             73,984,399          15,442,554
      Investment A Shares (a)                                             943,113           2,178,626
      Investment C Shares                                                      NA              26,065
                                                                    -------------       -------------
      Total                                                            74,927,512          17,647,245
                                                                    =============       =============
Net Asset Value
      Institutional Shares                                          $        9.66       $       11.72
                                                                    =============       =============
      Investment A Shares-redemption price per share (a)            $        9.68       $       11.71
                                                                    =============       =============
      Investment C Shares-offering price per share*                            NA       $       11.71
                                                                    =============       =============
Maximum sales charge- Investment A Shares                                      NA                4.50%
Maximum Offering Price
      (100%/(100%-Maximum sales charge) of net asset value
      adjusted to nearest cent) per share (Investment A Shares)                NA             $ 12.26
                                                                    =============       =============

                                                                    Pro Forma        Pro Forma Combined
Assets:                                                             Adjustments             (Note 1)
                                                                    -----------      ------------------
Investment in securities, at value
(cost $708,974,056, $198,255,054 and $907,229,110, respectively)   $          -       $     915,100,106
Collateral for securities loaned                                              -             133,979,036
Cash                                                                          -                  81,236
Interest and dividends receivable                                             -              15,646,855
Receivable for investments sold                                               -              10,119,533
Receivable for Fund shares sold                                               -                   2,168
Other assets                                                                  -                  85,379
                                                                   ------------      ------------------
      Total Assets                                                            -           1,075,014,313
                                                                   ------------      ------------------

Liabilities:

Payable for return of collateral received for securities loaned               -             133,979,036
Payable for investments purchased                                             -              10,081,250
Payable for Fund shares redeemed                                              -                  22,574
Accrued expenses and other payables:
      Investment advisory fees                                                -                 437,015
      Administration fees                                                     -                  21,484
      Distribution services - Investment A Shares
       (Investment - Kent)                                                                        7,523
      Distribution services - Investment C Shares                             -                       -
      Shareholder servicing - Investment C Shares                             -                     741
      Other                                                                   -                  65,195
                                                                   ------------           -------------
      Total Liabilities                                                       -             144,614,818
                                                                   ------------           -------------

Net Assets:

Paid-in Capital                                                               -             984,913,857
Undistributed net investment income                                           -                 170,908
Accumulated net realized losses on investments,
      futures and foreign currency transactions                               -             (62,556,266)
Net unrealized appreciation on investments,
      futures and foreign currency transactions                               -               7,870,996
                                                                   ------------           -------------
      Total Net Assets                                             $          -           $ 930,399,495
                                                                   ============           =============
Net Assets:
      Institutional Shares                                         $          -           $ 895,452,185
      Investment A Shares (a)                                                 -              34,641,963
      Investment C Shares                                                     -                 305,347
                                                                   ------------           -------------
      Total                                                        $          -           $ 930,399,495
                                                                   ============           =============
Shares of Beneficial Interest Outstanding
    (Unlimited number of shares authorized, no par value:)
      Institutional Shares                                            3,301,593 (b)          92,728,546
      Investment A Shares (a)                                           456,739 (b)           3,578,478
      Investment C Shares                                                 5,477 (b)              31,542
                                                                   ------------           -------------
      Total                                                           3,763,809              96,338,566
                                                                   ============           =============

Net Asset Value
      Institutional Shares                                                                $        9.66
                                                                                          =============
      Investment A Shares-redemption price per share (a)                                  $        9.68
                                                                                          =============
      Investment C Shares-offering price per share*                                       $        9.68
                                                                                          =============
Maximum sales charge- Investment A Shares                                                          4.50%
Maximum Offering Price
      (100%/(100%-Maximum sales charge) of net asset value
      adjusted to nearest cent) per share (Investment A Shares)                                   10.14
                                                                                          =============

_________________
* Redemption price per share varies by length of time shares are held.
(a) For Kent, represents Investment Shares.
(b) Adjustment to convert Fifth Third Shares Outstanding to Kent Shares Outstanding based on Kent's NAV's

                          Kent Intermediate Bond Fund
                       Fifth Third Bond Fund For Income
                 Pro Forma Combining Statements of Operations
                          For the year ended 12/31/00
                                  (Unaudited)

                                                                 Kent           Fifth Third                          Pro Forma
                                                             Intermediate      Bond Fund for        Pro Forma        Combined
                                                               Bond Fund          Income           Adjustments        (Note 1)
                                                            --------------    ---------------    --------------     -------------
INVESTMENT INCOME:
Interest income                                              $ 54,593,018      $ 15,036,243       $         -       $ 69,629,261
Dividend income                                                 1,609,789                 -                 -          1,609,789
Securities lending income                                         347,224                 -                 -            347,224
                                                            --------------    ---------------    --------------     -------------
     Total Income                                              56,550,031        15,036,243                 -         71,586,274
                                                            --------------    ---------------    --------------     -------------

EXPENSES:
Investment advisory fees                                        4,416,302         1,196,960                 -          5,613,262
Administrative fees                                             1,446,306           386,292           (62,887) (a)     1,769,711
Distribution services - Investment A Shares
(Investment - Kent)                                                27,626            71,653                 -             99,279
Distribution services - Investment C Shares                             -             3,002                 -              3,002
Shareholder servicing - Investment C Shares                             -             1,001                 -              1,001
Fund accounting fees                                              130,971            43,526             6,148  (b)       180,645
Custodian fees                                                     20,074            14,581                45  (c)        34,700
Other fees                                                        123,433            79,724           264,276  (d)       467,433
                                                            --------------    ---------------    --------------     -------------
     Total Expenses:                                            6,164,712         1,796,739           207,582          8,169,033
                                                            --------------    ---------------    --------------     -------------
     Less fees voluntarily reduced                                (42,528)          (88,052)         (277,658)          (408,238)
                                                            --------------    ---------------    --------------     -------------
     Net Expenses                                               6,122,184         1,708,687           (70,076)         7,760,795
                                                            --------------    ---------------    --------------     -------------
     Net Investment Income                                     50,427,847        13,327,556            70,076         63,825,479
                                                            --------------    ---------------    --------------     -------------
Realized and Unrealized Gains/(Losses) from
Investments, Futures and Foreign Currency
Transactions:
Net realized losses from investments, futures
     and foreign currency transactions                        (10,280,492)       (4,857,986)                -        (15,138,478)
Net change in unrealized appreciation (depreciation)
     from investments, futures and translation of
     assets and liabilities in foreign currencies              31,271,146         8,596,143                 -         39,867,289
                                                            --------------    ---------------    --------------     -------------
Net realized/unrealized gains/(losses) from investments,
     futures and foreign currency transactions                 20,990,654         3,738,157                 -         24,728,811
                                                            --------------    ---------------    --------------     -------------
Change in net assets resulting from operations               $ 71,418,501      $ 17,065,713       $    70,076       $ 88,554,290
                                                            ==============    ===============    ==============     =============

_____________________________________________
(a) Adjustment to reflect the Fifth Third contractual fee structure for Administration fees (0.1734% of net assets).
(b) Adjustment to reflect the Fifth Third contractual fee structure for Accounting fees (Tiered fee structure starting at 0.02%).
(c) Adjustment to reflect the Fifth Third contractual fee structure for Custodian fees (Tiered fee structure starting at 0.01%).
(d) Adjustment to reflect the Fifth Third fee structure when the two funds merge.

                               Kent Income Fund
                         Fifth Third Quality Bond Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                As of 12/31/00
                                  (Unaudited)

                 Fifth Third                                                                               Fifth Third
Kent Income     Quality Bond    Pro Forma                                                   Kent Income   Quality Bond  Pro Forma
   Fund             Fund        Combined                                                        Fund          Fund      Combined
Principal        Principal      Principal                              Security                Market        Market      Market
Amount/Shares  Amount/Shares  Amount/Shares                          Description               Value         Value       Value
----------------------------------------------------------------------------------------------------------------------------------
                                           ASSET BACKED SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
Finance-Consumer Loans
$ 5,000,000   $         -    $ 5,000,000  MBNA Master Credit Card Trust, 7.35%, 7/16/07        $ 5,247,950 $         - $ 5,247,950
  9,500,000             -      9,500,000  Toyota Auto Receivables Owner Trust, 7.21%, 4/15/07    9,807,515           -   9,807,515
                                                                                               ----------- ----------- -----------
Total Asset Backed Securities                                                                   15,055,465           -  15,055,465
----------------------------------------------------------------------------------------------------------------------------------
                                                 CORPORATE NOTES & BONDS
----------------------------------------------------------------------------------------------------------------------------------
Automotive
  5,000,000             -      5,000,000  Ford Motor Co., 7.45%, 7/16/31                         4,700,000           -   4,700,000
----------------------------------------------------------------------------------------------------------------------------------
Banking
  2,700,000             -      2,700,000  Bank of Montreal-Chicago, 7.80%, 4/1/07                2,777,625           -   2,777,625
  2,000,000             -      2,000,000  Bank of New York, 8.50%, 12/15/04                      2,145,000           -   2,145,000
  2,000,000             -      2,000,000  BankAmerica Corp., 7.20%, 4/15/06                      2,055,000           -   2,055,000
  2,000,000             -      2,000,000  Chase Manhattan Corp., 7.13%, 3/1/05                   2,047,500           -   2,047,500
  5,000,000             -      5,000,000  First Union Corp., 8.13%, 6/24/02                      5,112,500           -   5,112,500
  5,000,000             -      5,000,000  First Union National Bank, 7.88%, 2/15/10              5,206,250           -   5,206,250
  2,000,000             -      2,000,000  Fleet/Norstar Group, 8.63%, 1/15/07                    2,167,500           -   2,167,500
  2,000,000             -      2,000,000  Midland Bank PLC, 7.63%, 6/15/06                       2,082,500           -   2,082,500
  3,000,000             -      3,000,000  National City Bank, 7.25%, 7/15/10                     3,030,000           -   3,030,000
  5,000,000             -      5,000,000  NCNB Corp., 10.20%, 7/15/15                            6,006,249           -   6,006,249
  5,000,000             -      5,000,000  Northern Trust Corp., 7.10%, 8/1/09                    5,093,750           -   5,093,750
  5,000,000             -      5,000,000  PNC Bank N.A., 7.88%, 4/15/05                          5,212,500           -   5,212,500
  2,000,000             -      2,000,000  HSBC New York Corp., 7.00%, 3/22/11                    1,952,500           -   1,952,500
  2,000,000             -      2,000,000  Swiss Bank Corp. - New York, 7.38%, 7/15/15            2,010,000           -   2,010,000
                                                                                               ----------- ----------- -----------
                                                                                                46,898,874           -  46,898,874
----------------------------------------------------------------------------------------------------------------------------------
Brokers
  5,000,000            -       5,000,000  Lehman Brothers Holdings, Inc., 8.75%, 3/15/05         5,343,750           -   5,343,750
  2,000,000            -       2,000,000  Salomon, Inc., 6.75%, 2/15/03                          2,017,500           -   2,017,500
                                                                                               ----------- ----------- -----------
                                                                                                 7,361,250           -   7,361,250
----------------------------------------------------------------------------------------------------------------------------------
Finance
  3,500,000            -       3,500,000  British Gas Finance, 6.63%, 6/1/18                     3,202,500           -   3,202,500
  2,000,000            -       2,000,000  Discover Credit, 9.26%, 3/20/12                        2,365,000           -   2,365,000
  5,000,000            -       5,000,000  Ford Motor Credit Corp., 9.03%, 12/30/09,
                                          Callable 12/30/09 @ 100                                5,393,750           -   5,393,750
  5,000,000            -       5,000,000  General Motors Acceptance Corp., 7.50%, 7/15/05        5,118,750           -   5,118,750
  3,500,000            -       3,500,000  Great Western Financial Trust II, 8.21%, 2/1/27,
                                          Callable 2/1/07 @ 104                                  3,220,000           -   3,220,000
  3,000,000            -       3,000,000  Household Finance Corp., 6.50%, 11/15/08               2,880,000           -   2,880,000
  4,000,000            -       4,000,000  St. Paul Cos., Inc., 7.25%, 8/9/07                     4,115,000           -   4,115,000
                                                                                               ----------- ----------- -----------
                                                                                                26,295,000           -  26,295,000
----------------------------------------------------------------------------------------------------------------------------------
Financial, Insurance, & Real Estate
          -    7,000,000       7,000,000  Citibank Credit Card Series 2000-A3, 6.88%, 11/15/07           -   7,387,848   7,387,848
          -    5,000,000       5,000,000  U.S. West Capital Funding Inc., 6.25%, 7/15/05                 -   4,902,005   4,902,005
          -    5,000,000       5,000,000  Wachovia Corp., 6.93%, 10/15/03                                -   5,067,505   5,067,505
                                                                                               ----------- ----------- -----------
                                                                                                         -  17,357,358  17,357,358
----------------------------------------------------------------------------------------------------------------------------------
Gas Transmission
  5,000,000             -     5,000,000   Enron Corp., 6.40%, 7/15/06                            4,962,500           -   4,962,500
  2,500,000             -     2,500,000   Enserch Corp., 7.13%, 6/15/05                          2,562,500           -   2,562,500
                                                                                               ----------- ----------- -----------
                                                                                                 7,525,000           -   7,525,000
----------------------------------------------------------------------------------------------------------------------------------
Industrial Goods & Services
  5,000,000             -     5,000,000   Cyprus Amax, 7.38%, 5/15/07                            4,912,500           -   4,912,500
  3,000,000             -     3,000,000   Engelhard Corp., 7.38%, 8/1/06                         3,086,250           -   3,086,250
                                                                                               ----------- ----------- -----------
                                                                                                 7,998,750           -   7,998,750
----------------------------------------------------------------------------------------------------------------------------------
Industrials
          -    10,000,000    10,000,000   AT&T Canada, 7.65%, 9/15/06                                    -   9,795,800   9,795,800
          -    10,000,000    10,000,000   Jones Apparel, 7.88%, 6/15/06                                  -   9,527,180   9,527,180
                                                                                               ----------- ----------- -----------
                                                                                                         -  19,322,980  19,322,980
----------------------------------------------------------------------------------------------------------------------------------

                               Kent Income Fund
                         Fifth Third Quality Bond Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                As of 12/31/00
                                  (Unaudited)

                          Fifth Third                                                                     Fifth Third
Kent Income              Quality Bond   Pro Forma                                            Kent Income  Quality Bond    Pro Forma
  Fund                       Fund       Combined                                                Fund           Fund       Combined
 Principal                 Principal     Principal                  Security                    Market        Market        Market
Amount/Shares            Amount/Shares Amount/Shares              Description                    Value        Value         Value
------------------------------------------------------------------------------------------------------------------------------------
Insurance
  $ 2,000,000            $        -    $ 2,000,000  Travelers Capital III, 7.63%, 12/1/36   $ 1,887,500   $          -  $ 1,887,500
------------------------------------------------------------------------------------------------------------------------------------
Machinery & Equipment
    2,000,000                     -      2,000,000  Case Corp., 7.25%, 1/15/16                  922,500              -      922,500
------------------------------------------------------------------------------------------------------------------------------------
Multimedia
    5,000,000                     -      5,000,000  Time Warner, Inc., 9.13%, 1/15/13         5,806,250              -    5,806,250
------------------------------------------------------------------------------------------------------------------------------------
Paper & Related Products
    4,000,000                     -      4,000,000  Westvaco Corp., 7.10%, 11/15/09           3,880,000              -    3,880,000
------------------------------------------------------------------------------------------------------------------------------------
Retail
    4,391,923                     -      4,391,923  Fred Meyer, Inc., Lease Trust, 8.50%,
                                                    7/15/17 (b)                               4,501,722              -    4,501,722
------------------------------------------------------------------------------------------------------------------------------------
Transportation
          -               4,591,232      4,591,232  Fedex Corporation, 6.85%, 1/15/19                 -      4,461,300    4,461,300
------------------------------------------------------------------------------------------------------------------------------------
Utilities
    3,833,000                     -      3,833,000  Pacific Gas & Electric, 6.25%, 3/1/04     3,258,050              -    3,258,050
          -               5,000,000      5,000,000  Sempra Energy, 7.95%, 3/1/10                      -      4,866,755    4,866,755
                                                                                           -------------    ----------  ------------
                                                                                              3,258,050      4,866,755    8,124,805
------------------------------------------------------------------------------------------------------------------------------------
Yankee
          -               4,000,000      4,000,000  Ontario Province, 7.75%, 6/4/02                   -      4,100,776    4,100,776
                                                                                           ------------   ------------  -----------
                                                                                                      -      4,100,776    4,100,776
                                                                                           ------------   ------------  -----------
 Total Corporate Notes & Bonds                                                              121,034,896     50,109,169  171,144,065
------------------------------------------------------------------------------------------------------------------------------------
                                                 MUNICIPAL BOND--TAXABLE
------------------------------------------------------------------------------------------------------------------------------------
California
    2,000,000                     -      2,000,000  San Bernardino County, Financing
                                                    Authority Pension Obligation Revenue,
                                                    6.99%, 8/1/10 MBIA                        2,065,000              -    2,065,000
                                                                                           ------------   ------------  -----------
 Total Municipal Bond--Taxable                                                                2,065,000              -    2,065,000
------------------------------------------------------------------------------------------------------------------------------------
                                           U.S. GOVERNMENT AGENCY OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae
   10,000,000                     -     10,000,000  7.40%, 7/1/04                            10,538,500              -   10,538,500
    2,941,009                     -      2,941,009  6.05%, 12/1/08                            2,905,628              -    2,905,628
    5,000,000                     -      5,000,000  6.38%, 6/15/09                            5,120,200              -    5,120,200
   10,400,000                     -     10,400,000  6.63%, 9/15/09                           10,816,000              -   10,816,000
   19,000,000                     -     19,000,000  7.25%, 1/15/10                           20,624,311              -   20,624,311
    3,500,000                     -      3,500,000  6.25%, 11/18/23                           3,458,245              -    3,458,245
                                                                                           ------------   ------------  -----------
                                                                                             53,462,884              -   53,462,884
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac
    5,000,000                     -      5,000,000  7.38%, 5/15/03                            5,193,750              -    5,193,750
    2,500,000                     -      2,500,000  7.22%, 6/14/06                            2,665,625              -    2,665,625
    6,138,209                     -      6,138,209  6.00%, 4/1/29                             5,955,536              -    5,955,536
                                                                                           ------------   ------------  -----------
                                                                                             13,814,911              -   13,814,911
                                                                                           ------------   ------------  -----------
Total U.S. Government Agency Obligations                                                     67,277,795              -   67,277,795
------------------------------------------------------------------------------------------------------------------------------------

                               Kent Income Fund
                         Fifth Third Quality Bond Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                As of 12/31/00
                                  (Unaudited)

               Fifth Third                                                                            Fifth Third
Kent Income   Quality Bond    Pro Forma                                                 Kent Income   Quality Bond       Pro Forma
   Fund           Fund        Combined                                                     Fund          Fund            Combined
 Principal      Principal     Principal                                                   Market        Market            Market
Amount/Shares Amount/Shares Amount/Shares          Security Description                    Value         Value            Value
------------------------------------------------------------------------------------------------------------------------------------
                                         U.S. GOVERNMENT OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds

  $ 6,150,000 $          - $  6,150,000  7.50%, 11/15/16                                $   7,417,823 $            -  $   7,417,823
    9,000,000            -    9,000,000  8.00%, 11/15/21                                   11,645,100              -     11,645,100
    7,600,000   13,500,000   21,100,000  6.13%, 8/15/29                                     8,276,856     14,702,337     22,979,193
    7,000,000    2,250,000    9,250,000  6.25%, 5/15/30                                     7,814,800      2,511,914     10,326,714
                                                                                       -------------- --------------  --------------
                                                                                           35,154,579     17,214,251     52,368,830
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes

            -   12,000,000   12,000,000  6.38%, 1/31/02                                             -     12,108,924     12,108,924
            -   11,000,000   11,000,000  5.38%, 6/30/03                                             -     11,063,415     11,063,415
            -    6,000,000    6,000,000  6.75%, 5/15/05                                             -      6,386,418      6,386,418
   27,800,000            -   27,800,000  7.00%, 7/15/06                                    30,265,860              -     30,265,860
   11,450,000            -   11,450,000  5.75%, 8/15/10                                    12,000,058              -     12,000,058
                                                                                       -------------- --------------  --------------
                                                                                           42,265,918     29,558,757     71,824,675
                                                                                       -------------- --------------  --------------
Total U.S. Government Obligations                                                          77,420,497     46,773,008    124,193,505
------------------------------------------------------------------------------------------------------------------------------------
                                         U.S. GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities

            -        1,377        1,377  FHLMC, 9.50%, 11/15/07 Pool #38-0009                       -          1,407          1,407
            -        5,673        5,673  FHLMC, 8.00%, 8/1/08 Pool #27-2525                         -          5,780          5,780
            -    8,748,981    8,748,981  Fannie Mae, 7.00%, 9/1/30 Pool #551392                     -      8,758,330      8,758,330
            -   15,081,628   15,081,628  Fannie Mae, 7.00%, 9/1/30 Pool #551459                     -     15,097,743     15,097,743
            -   38,072,016   38,072,016  Fannie Mae, 7.00%, 10/1/30 Pool #253514                    -     38,112,695     38,112,695
            -   10,482,627   10,482,627  Fannie Mae, 7.00%, 10/1/30 Pool #549975                    -     10,493,828     10,493,828
                                                                                       -------------- --------------  --------------
                                                                                                    -     72,469,783     72,469,783
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies
            -    9,000,000    9,000,000  Fannie Mae, 5.75%, 2/15/08                                 -      8,928,756      8,928,756
            -    7,250,000    7,250,000  FHLMC, 7.35%, 2/28/03                                      -      7,262,630      7,262,630
                                                                                       -------------- --------------  --------------
                                                                                                    -     16,191,386     16,191,386
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills

            -   16,500,000   16,500,000  6.50%, 2/15/2010                                           -     18,058,458     18,058,458
                                                                                       -------------- --------------  --------------
                                                                                                    -     18,058,458     18,058,458
                                                                                       -------------- --------------  --------------
Total U.S. Government Securities                                                                    -    106,719,627    106,719,627
------------------------------------------------------------------------------------------------------------------------------------
                                         INVESTMENT COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
    6,287,398            -    6,287,398  Dreyfus Cash Management Money Market Fund          6,287,398              -      6,287,398
    6,940,553            -    6,940,553  Federated Prime Value Obligations Money Market
                                         Fund                                               6,940,553              -      6,940,553
                                                                                       -------------- --------------  --------------
Total Investment Companies                                                                 13,227,951              -     13,227,951
------------------------------------------------------------------------------------------------------------------------------------
                                         REPURCHASE AGREEMENT
------------------------------------------------------------------------------------------------------------------------------------
            -   11,958,000   11,958,000  Warburg/Dillon, 6.000%, 1/2/01                             -     11,958,000     11,958,000
                                                                                       -------------- --------------  --------------
Total Repurchase Agreement                                                                          -     11,958,000     11,958,000
------------------------------------------------------------------------------------------------------------------------------------
             Total (Cost $290,952,424, $210,657,222 and $501,609,646 respectively) (a)  $ 296,081,604  $ 215,559,804  $ 511,641,408
                                                 Other assets in excess of liabilities  $   5,673,899  $   3,228,837  $   8,902,736
                                                                                       -------------- --------------  --------------
                                                                            Net Assets  $ 301,755,503  $ 218,788,641  $ 520,544,144
                                                                                       ==============  =============  ==============

             (a) Represents cost for financial reporting and Federal
                 income tax purposes and differs from market value by net unrealized appreciation.

             (b) Rule 144A, Section 4(2) or other security which is
                 restricted as to resale to instituional investors. The Portfolio's advisor has determined this security to be liquid based on procedures approved by the Board of Trustees

             FHLMC -- Federal Home Loan Mortgage Corporation
             MBIA -- Municipal Bond Insurance Association
             PLC -- Public Limited Company (British)

                               Kent Income Fund
                         Fifth Third Quality Bond Fund
           Pro Forma Combining Statements of Assets and Liabilities
                                As of 12/31/00
                                  (Unaudited)

                                                                                                  Fifth Third Quality
                                                                            Kent Income Fund           Bond Fund
                                                                            ----------------      -------------------
Assets:

Investment in securities, at value
(cost $290,952,424, $210,657,222 and $501,609,646, respectively)            $    296,081,604      $       215,559,804
Collateral for securities loaned                                                  74,679,698                        -
Cash                                                                                       -                  295,929
Interest and dividends receivable                                                  5,852,880                2,986,001
Receivable for investments sold                                                            -                      171
Receivable for Fund shares sold                                                            -                   20,173
Other assets                                                                          18,472                   44,061
                                                                            ----------------      -------------------
     Total Assets                                                                376,632,654              218,906,139
                                                                            ----------------      -------------------

Liabilities:

Payable for return of collateral received for securities loaned                   74,679,698                        -
Payable for Fund shares redeemed                                                       3,398                   13,471
Accrued expenses and other payables:
     Investment advisory fees                                                        155,027                  101,173
     Administration fees                                                               8,982                        -
     Distribution services - Investment A Shares (Investment - Kent)                   1,608                    1,995
     Distribution services - Investment B Shares                                           -                      107
     Distribution services - Investment C Shares                                           -                       11
     Shareholder servicing - Investment C Shares                                           -                      741
     Other                                                                            28,438                        -
                                                                            ----------------      -------------------
     Total Liabilities                                                            74,877,151                  117,498
                                                                            ----------------      -------------------

Net Assets:
Paid-in Capital                                                                  307,546,224              222,231,657
Undistributed net investment income                                                   36,237                  183,549
Accumulated net realized losses on investments,
     futures and foreign currency transactions                                   (10,956,138)              (8,529,147)
Net unrealized appreciation on investments,
     futures and foreign currency transactions                                     5,129,180                4,902,582
                                                                            ----------------      -------------------
     Total Net Assets                                                       $    301,755,503      $       218,788,641
                                                                            ================      ===================

Net Assets:
     Institutional Shares                                                   $    295,092,861      $       208,385,259
     Investment A Shares (a)                                                       6,662,642                9,496,567
     Investment B Shares                                                                  NA                  189,010
     Investment C Shares                                                                  NA                  717,805
                                                                            ----------------      -------------------
     Total                                                                  $    301,755,503      $       218,788,641
                                                                            ================      ===================

Shares of Beneficial Interest Outstanding
     (Unlimited number of shares authorized, no par value:)
     Institutional Shares                                                         30,360,339               21,620,232
     Investment A Shares (a)                                                         686,516                  985,299
     Investment B Shares                                                                  NA                   19,607
     Investment C Shares                                                                  NA                   74,500
                                                                            ----------------      -------------------
     Total                                                                        31,046,855               22,699,638
                                                                            ================      ===================

Net Asset Value
     Institutional Shares                                                   $           9.72      $              9.64
                                                                            ================      ===================
     Investment A Shares-redemption price per share (a)                     $           9.71      $              9.64
                                                                            ================      ===================
     Investment B Shares-offering price per share*                                        NA      $              9.64
                                                                            ================      ===================
     Investment C Shares-offering price per share*                                        NA      $              9.63
                                                                            ================      ===================
Maximum sales charge- Investment A Shares                                                 NA                     4.50%
Maximum Offering Price
     (100%/(100%-Maximum sales charge) of net asset value
     adjusted to nearest cent) per share (Investment A Shares)                            NA      $             10.09
                                                                            ================      ===================

                                                                                Pro Forma         Pro Forma Combined
                                                                               Adjustments             (Note 1)
                                                                            ----------------      -------------------
Assets:

Investment in securities, at value
(cost $290,952,424, $210,657,222 and $501,609,646, respectively)            $              -      $       511,641,408
Collateral for securities loaned                                                           -               74,679,698
Cash                                                                                       -                  295,929
Interest and dividends receivable                                                          -                8,838,881
Receivable for investments sold                                                            -                      171
Receivable for Fund shares sold                                                            -                   20,173
Other assets                                                                               -                   62,533
                                                                            ----------------      -------------------
     Total Assets                                                                          -              595,538,793
                                                                            ----------------      -------------------

Liabilities:

Payable for return of collateral received for securities loaned                            -               74,679,698
Payable for Fund shares redeemed                                                           -                   16,869
Accrued expenses and other payables:
     Investment advisory fees                                                              -                  256,200
     Administration fees                                                                   -                    8,982
     Distribution services - Investment A Shares (Investment - Kent)                       -                    3,603
     Distribution services - Investment B Shares                                           -                      107
     Distribution services - Investment C Shares                                           -                       11
     Shareholder servicing - Investment C Shares                                           -                      741
     Other                                                                                 -                   28,438
                                                                            ----------------      -------------------
     Total Liabilities                                                                     -               74,994,649
                                                                            ----------------      -------------------

Net Assets:
Paid-in Capital                                                                            -              529,777,881
Undistributed net investment income                                                        -                  219,786
Accumulated net realized losses on investments,
     futures and foreign currency transactions                                             -              (19,485,285)
Net unrealized appreciation on investments,
     futures and foreign currency transactions                                             -               10,031,762
                                                                            ----------------      -------------------
     Total Net Assets                                                       $              -      $       520,544,144
                                                                            ================      ===================

Net Assets:
     Institutional Shares                                                   $              -      $       503,478,120
     Investment A Shares (a)                                                               -               16,159,209
     Investment B Shares                                                                   -                  189,010
     Investment C Shares                                                                   -                  717,805
                                                                            ----------------      -------------------
     Total                                                                  $              -      $       520,544,144
                                                                            ================      ===================
Shares of Beneficial Interest Outstanding
     (Unlimited number of shares authorized, no par value:)
     Institutional Shares                                                           (180,719) (b)          51,799,852
     Investment A Shares (a)                                                          (6,776) (b)           1,665,039
     Investment B Shares                                                                (131) (b)              19,476
     Investment C Shares                                                                (538) (b)              73,962
                                                                            ----------------      -------------------
     Total                                                                          (188,164)              53,558,329
                                                                            ================      ===================

Net Asset Value
     Institutional Shares                                                                         $              9.72
                                                                                                  ===================
     Investment A Shares-redemption price per share (a)                                           $              9.71
                                                                                                  ===================
     Investment B Shares-offering price per share*                                                $              9.70
                                                                                                  ===================
     Investment C Shares-offering price per share*                                                $              9.71
                                                                                                  ===================
Maximum sales charge- Investment A Shares                                                                        4.50%
Maximum Offering Price
     (100%/(100%-Maximum sales charge) of net asset value
     adjusted to nearest cent) per share (Investment A Shares)                                    $             10.17
                                                                                                  ===================

_______________________________________________________________________
* Redemption price per share varies by length of time shares are held.
(a)  For Kent, represents Investment Shares.
(b) Adjustment to convert Fifth Third Shares Outstanding to Kent Shares Outstanding based on Kent's NAV's.

                               Kent Income Fund
                         Fifth Third Quality Bond Fund
                 Pro Forma Combining Statements of Operations
                          For the year ended 12/31/00
                                  (Unaudited)

                                                                                    Fifth Third
                                                                                   Quality Bond      Pro Forma   Pro Forma Combined
                                                                 Kent Income Fund      Fund         Adjustments        (Note 1)
                                                                 ----------------  --------------   -----------  ------------------
INVESTMENT INCOME:
Interest income                                                  $     21,884,304  $   13,779,230   $         -  $       35,663,534
Dividend income                                                           929,573               -             -             929,573
Securities lending income                                                  99,315               -             -              99,315
                                                                 ----------------  --------------   -----------  ------------------
     Total Income                                                      22,913,192      13,779,230             -          36,692,422
                                                                 ----------------  --------------   -----------  ------------------

EXPENSES:
Investment advisory fees                                                1,876,243       1,072,625        39,775  (a)      2,988,643
Administrative fees                                                       563,317         346,166       (45,765) (b)        863,718
Distribution services - Investment A Shares (Investment - Kent)            24,060          23,637             -              47,697
Distribution services - Investment B Shares                                     -             163             -                 163
Distribution services - Investment C Shares                                     -           5,319             -               5,319
Shareholder servicing - Investment C Shares                                     -           1,773             -               1,773
Fund accounting fees                                                       56,500          39,005         3,121  (c)         98,626
Custodian fees                                                              7,577          12,676           667  (d)         20,920
Other fees                                                                 75,372          70,209       282,791  (e)        428,372
                                                                 ----------------  --------------   -----------  ------------------
     Total Expenses:                                                    2,603,069       1,571,573       280,589           4,455,231
                                                                 ----------------  --------------   -----------  ------------------
     Less fees voluntarily reduced                                        (26,415)        (79,782)      (93,045)           (199,242)
                                                                 ----------------  --------------   -----------  ------------------
     Net Expenses                                                       2,576,654       1,491,791       187,544           4,255,989
                                                                 ----------------  --------------   -----------  ------------------
     Net Investment Income                                             20,336,538      12,287,439      (187,544)         32,436,433
                                                                 ----------------  --------------   -----------  ------------------

Realized and Unrealized Gains/(Losses) from
Investments, Futures and Foreign Currency
Transactions:
Net realized losses from investments, futures
     and foreign currency transactions                                 (4,168,437)     (2,714,577)            -          (6,883,014)
Net change in unrealized appreciation (depreciation)
     from investments, futures and translation of
     assets and liabilities in foreign currencies                      18,889,406       7,820,238             -          26,709,644
                                                                 ----------------  --------------   -----------  ------------------
Net realized/unrealized gains/(losses) from investments,
     futures and foreign currency transactions                         14,720,969       5,105,661             -          19,826,630
                                                                 ----------------  --------------   -----------  ------------------
Change in net assets resulting from operations                   $     35,057,507  $   17,393,100   $  (187,544) $       52,263,063
                                                                 ================  ==============   ===========  ==================

_________________________________________________
(a) Adjustment to reflect the Fifth Third contractual fee structure for Advisory fees which is pending Shareholder approval (0.60% of net assets, currently 0.55%).
(b) Adjustment to reflect the Fifth Third contractual fee structure for Administration fees (0.1734% of net assets).
(c) Adjustment to reflect the Fifth Third contractual fee structure for Accounting fees (Tiered fee structure starting at 0.02%).
(d) Adjustment to reflect the Fifth Third contractual fee structure for Custodian fees (Tiered fee structure starting at 0.01%).
(e) Adjustment to reflect the Fifth Third fee structure when the two funds merge.

                     Kent Intermediate Tax-Free Bond Fund
                        Fifth Third Municipal Bond Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                As of 12/31/00
                                  (Unaudited)


      Kent          Fifth Third                                                                          Fifth Third
Intermediate Tax- Municipal Bond      Pro Forma                                   Kent Intermediate    Municipal Bond   Pro Forma
    Free Fund         Fund           Combined                                      Tax-Free Fund           Fund        Combined
    Principal        Principal        Principal               Security                  Market             Market        Market
  Amount/Shares    Amount/Shares    Amount/Shares            Description                 Value              Value         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            Municipal Bonds
------------------------------------------------------------------------------------------------------------------------------------
Alabama
$          -      $ 2,050,000        $ 2,050,000    Alabama State, Public School
                                                    & College Authority, Revenue,
                                                    5.25%, 8/1/06                   $         -         $ 2,149,917    $  2,149,917
           -        1,620,000          1,620,000    University of Alabama
                                                    Birmingham, Revenue, 4.75%,
                                                    10/1/05                                   -           1,657,957       1,657,957
                                                                                    -----------         -----------    ------------
                                                                                              -           3,807,874       3,807,874
-----------------------------------------------------------------------------------------------------------------------------------
Alaska
   1,000,000                -          1,000,000    Anchorage Electric Utility,
                                                    Revenue Bond, Senior Lien,
                                                    5.50%, 12/1/03, Callable 6/1/03
                                                    @ 102 (Insured by MBIA)           1,033,750                   -       1,033,750
-----------------------------------------------------------------------------------------------------------------------------------
Arizona
           -        4,680,000          4,680,000    Arizona State Highway
                                                    Transportation Board,
                                                    Revenue, 5.00%, 7/1/10                    -           4,888,822       4,888,822
   1,790,000                -          1,790,000    Glendale Water and Sewer
                                                    Revenue, 5.00%, 7/1/06,
                                                    (Insured by FGIC)                 1,854,888                   -       1,854,888
   2,040,000                -          2,040,000    Glendale Water and Sewer
                                                    Revenue, 5.00%, 7/1/07,
                                                    (Insured by FGIC)                 2,119,050                   -       2,119,050
     855,000                -            855,000    Maricopa County School
                                                    District No. 79, Litchfield
                                                    Elementary, GO, 5.00%,
                                                    7/1/08, (Insured by FSA)            890,269                   -         890,269
           -        2,000,000          2,000,000    Pima County, Improvement,
                                                    GO, 5.00%, 7/1/06                         -           2,078,920       2,078,920
   1,050,000                -          1,050,000    Pima County University
                                                    School District, 5.75%,
                                                    7/1/12, Callable 7/1/09 @
                                                    100, (Insured by FGIC)            1,137,938                   -       1,137,938
           -        3,400,000          3,400,000    Pima County, School District
                                                    No. 1, Series D, GO, 6.10%,
                                                    7/1/11 (Callable 7/1/02@102)              -           3,562,282       3,562,282
   5,000,000                -          5,000,000    Salt River Agricultural
                                                    Improvement & Power District
                                                    Electric System, Series A,
                                                    5.63%, 1/1/06                     5,306,249                   -       5,306,249
   2,000,000                -          2,000,000    Tucson Street and Highway
                                                    User Revenue, 5.50%, 7/1/09,
                                                    Callable 7/1/03 @ 102             2,385,000                   -       2,385,000
                                                                                    -----------         -----------    ------------
                                                                                     13,693,394          10,530,024      24,223,418
-----------------------------------------------------------------------------------------------------------------------------------
California
   3,000,000                -          3,000,000    Orange County, Series A,
                                                    6.00%, 6/1/10 (Insured by
                                                    MBIA)                             3,408,750                   -       3,408,750
   3,400,000                -          3,400,000    State, GO, 6.60%, 2/1/10          4,003,500                   -       4,003,500
                                                                                    -----------         -----------    ------------
                                                                                      7,412,250                   -       7,412,250
-----------------------------------------------------------------------------------------------------------------------------------
Colorado
   2,000,000                -          2,000,000    Denver City and County
                                                    Airport Facilities, (AMT),
                                                    5.00%, 1/1/04 (Insured by
                                                    MBIA)                             2,045,000                   -       2,045,000
   2,000,000                -          2,000,000    Denver City and County
                                                    Airport Revenue, 7.75%,
                                                    11/15/21, Callable 11/15/01
                                                    @ 102                             2,086,700                   -       2,086,700
   1,150,000                -          1,150,000    El Paso County School
                                                    District No. 38, GO, 6.38%,
                                                    12/1/16, Callable 12/1/10 @
                                                    100, (Insured by State Aid
                                                    Withholding)                      1,295,188                   -       1,295,188
   1,005,000                -          1,005,000    El Paso County School
                                                    District No. 38, GO, 6.38%,
                                                    12/1/18, Callable 12/1/10 @
                                                    100, (Insured by State Aid
                                                    Withholding)                      1,120,575                   -       1,120,575

                     Kent Intermediate Tax-Free Bond Fund
                        Fifth Third Municipal Bond Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                As of 12/31/00
                                  (Unaudited)

      Kent        Fifth Third                                                                  Kent        Fifth Third
  Intermediate     Municipal      Pro Forma                                                 Intermediate  Municipal Bond  Pro Forma
  Tax-Free Fund    Bond Fund       Combined                                                 Tax-Free Fund     Fund        Combined
    Principal      Principal      Principal                  Security                          Market        Market        Market
  Amount/Shares  Amount/Shares  Amount/Shares               Description                        Value         Value         Value
-----------------------------------------------------------------------------------------------------------------------------------
  $     110,000  $           -  $     110,000  Garfield County School District No. 16,
                                               GO, 4.60%, 12/1/09,(Insured by MBIA)         $  111,513     $         -  $   111,513
        385,000              -        385,000  Housing Finance Authority, 4.50%, 11/1/05       378,263               -      378,263
        500,000              -        500,000  Housing Finance Authority, 5.40%, 10/1/06       504,375               -      504,375
        900,000              -        900,000  Housing Finance Authority, 5.10%, 10/1/06       906,750               -      906,750
        800,000              -        800,000  Housing Finance Authority, Single Family
                                               Series 3, 4.70%,10/1/22, Callable 10/1/09
                                               @ 102                                           798,000               -      798,000
                                                                                           -----------     -----------  -----------
                                                                                             9,246,364               -    9,246,364
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut
              -      2,000,000      2,000,000  New Haven, Series B, GO, 5.75%, 11/1/09               -       2,214,340    2,214,340
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia
      4,475,000              -      4,475,000  Metropolitan Airports, 5.50%, 10/1/05         4,681,969               -    4,681,969
-----------------------------------------------------------------------------------------------------------------------------------
Florida
              -      2,800,000      2,800,000  Dade County School District, GO, 6.50%,
                                               8/1/03                                                -       2,961,924    2,961,924
              -      2,455,000      2,455,000  Escambia County, Revenue, 4.60%, 1/1/07,
                                               AMBAC                                                 -       2,494,918    2,494,918
              -      5,000,000      5,000,000  Florida State Board of Education, Lottery
                                               Revenue, 5.50%, 7/1/16                                -       5,269,250    5,269,250
      1,000,000              -      1,000,000  Hillsborough County Development Authority
                                               Revenue, 6.38%, 12/1/12, Prerefunded
                                               12/1/03 @ 100, (Insured by MBIA)              1,062,500               -    1,062,500
        750,000              -        750,000  Jacksonville Electric Authority Revenue,
                                               Electric Systems, Series 3-E, 5.00%,
                                               10/1/13, Callable 10/1/05 @ 100                 757,500               -      757,500
      2,000,000              -      2,000,000  Lakeland Electric & Water Revenue, 5.90%,
                                               10/1/07                                       2,190,000               -    2,190,000
      1,575,000              -      1,575,000  Miami-Dade County Aviation Revenue, 5.40%,
                                               10/1/11, (AMT), Callable 10/1/10 @ 101
                                               (Insured by FGIC)                             1,669,500               -    1,669,500
      1,750,000              -      1,750,000  Miami-Dade County Aviation Revenue, 5.45%,
                                               10/1/12, (AMT), Callable 10/1/10 @ 101
                                               (Insured by FGIC)                             1,850,625               -    1,850,625
              -      1,000,000      1,000,000  Orlando, Capital Improvement, Revenue,
                                               6.00%, 10/1/22 (Prerefunded 10/1/01 @ 102)            -       1,034,230    1,034,230
                                                                                           -----------     -----------  -----------
                                                                                             7,530,125      11,760,322   19,290,447
-----------------------------------------------------------------------------------------------------------------------------------
Georgia
      2,670,000              -      2,670,000  Atlanta Airport Facilities Revenue,
                                               (AMT), Series B, 5.50%, 1/1/03
                                               (Insured by AMBAC)                            2,730,075               -    2,730,075
              -      2,000,000      2,000,000  Fulton County, Hospital Authority,
                                               Series B, Revenue, 6.38%, 9/1/22
                                               (Prerefunded 9/1/02 @ 102)                            -       2,105,700    2,105,700
              -      2,675,000      2,675,000  Georgia Private Colleges & Universities
                                               Authority, Revenue, 5.50%, 11/1/25
                                               (Callable 11/1/09 @ 101)                              -       2,750,515    2,750,515
      1,500,000              -      1,500,000  State, Series B, GO, 5.95%, 3/1/08            1,651,875               -    1,651,875
                                                                                           -----------     -----------  -----------
                                                                                             4,381,950       4,856,215    9,238,165
-----------------------------------------------------------------------------------------------------------------------------------
Hawaii
        855,000              -        855,000  Honolulu City & County, 5.60%, 1/1/05           896,681               -      896,681
        170,000              -        170,000  Honolulu City & County, ETM, 5.60%,
                                               1/1/05                                          178,713               -      178,713
        765,000              -        765,000  State Highway Revenue, 5.50%, 7/1/10,
                                               (Insured by FSA)                                825,244               -      825,244
                                                                                           -----------     -----------  -----------
                                                                                             1,900,638               -    1,900,638
-----------------------------------------------------------------------------------------------------------------------------------

                      Kent Intermediate Tax-Free Bond Fund
                         Fifth Third Municipal Bond Fund
              Pro Forma Combining Schedule of Portfolio Investments
                                 As of 12/31/00
                                   (Unaudited)

          Kent               Fifth Third                                                                Fifth Third
   Intermediate Tax-       Municipal Bond   Pro Forma                           Kent Intermediate     Municipal Bond    Pro Forma
       Free Fund               Fund          Combined                             Tax-Free Fund          Fund            Combined
       Principal             Principal       Principal        Security                Market            Market            Market
     Amount/SHares         Amount/Shares  Amount/Shares      Description               Value            Value              Value
-----------------------------------------------------------------------------------------------------------------------------------
   Idaho
   $           1,500,000     $        -     $ 1,500,000  Ada & Canyon Counties,
                                                         Joint School District No.
                                                         2, Meridan, GO, 5.50%,
                                                         7/30/13                          $ 1,608,750   $          -    $ 1,608,750
               1,915,000              -       1,915,000  Ada & Canyon Counties,
                                                         Joint School District No.
                                                         2, Meridan, GO, 5.50%,
                                                         7/30/14                            2,049,050              -      2,049,050
                                                                                          -----------   ------------    -----------
                                                                                            3,657,800              -      3,657,800
-----------------------------------------------------------------------------------------------------------------------------------
   Illinois
                3,000,000             -       3,000,000  Chicago Metropolitan
                                                         Water Reclamation District,
                                                         Capital Improvement, GO,
                                                         5.50%, 12/1/10                     3,228,750              -      3,228,750
                1,000,000             -       1,000,000  Chicago Metropolitan Water
                                                         Reclamation District,
                                                         Working Cash Fund, 5.90%,
                                                         12/1/04                            1,058,750              -      1,058,750
                  305,000             -         305,000  Chicago, GO, 6.00%, 1/1/09,
                                                         Callable 1/1/08 @ 102
                                                         (Insured by FGIC)                    336,644              -        336,644
                        -      1,230,000      1,230,000  Cook County, Community
                                                         School District #097
                                                         Oak Park, Series A, GO,
                                                         5.50%, 12/1/12 (Callable
                                                         12/1/09 @ 100)                             -      1,294,575      1,294,575
               1,300, 000              -      1,300,000  Development Finance
                                                         Authority Revenue, 6.38%,
                                                         1/1/15, (Insured by FSA)           1,480,375              -      1,480,375
               4,000,000              -       4,000,000  Development Finance Authority,
                                                         Pollution Control Revenue,
                                                         Commonwealth Edison, 5.30%,
                                                         1/15/04 (Insured by MBIA)          4,125,000              -      4,125,000
               1,470,000              -       1,470,000  Development Financial
                                                         Authority Revenue,
                                                         6.38%, 1/1/16, Callable
                                                         1/1/11 @ 100, (Insured by FSA)     1,668,450              -      1,668,450
                       -      1,055,000       1,055,000  Macon County & Decatur, Illinois
                                                         CP, 6.50%, 1/1/05, FGIC                    -      1,139,569      1,139,569
               3,135,000              -       3,135,000  Northwest Suburban Municipal
                                                         Joint Action, Water Agency,
                                                         Water Supply System, Series
                                                         A, 5.25%, 5/1/04 (Insured by
                                                         MBIA)                              3,236,888              -      3,236,888
               1,530,000              -       1,530,000  Regional Transportation
                                                         Authority, 6.00%, 6/1/14,
                                                         (Insured by FGIC)                  1,715,513              -      1,715,513
                                                                                          -----------   ------------    -----------
                                                                                           16,850,370      2,434,144     19,284,514
-----------------------------------------------------------------------------------------------------------------------------------
   Indiana
                       -      4,000,000       4,000,000  Fort Wayne, Indiana Hospital
                                                         Authority, 5.00%, 11/15/13                 -      4,015,240      4,015,240
                 550,000              -         550,000  Greenwood School Building
                                                         Corp., 4.75%, 7/15/07                562,375              -        562,375
               2,000,000              -       2,000,000  Municipal Power Supply Agency,
                                                         System Revenue, Series B, 5.88%,
                                                         1/1/10 (Insured by MBIA)           2,220,000              -      2,220,000
               3,000,000              -       3,000,000  Municipal Power Supply Agency,
                                                         System Revenue, Series B, 6.00%,
                                                         1/1/13 (Insured by MBIA)           3,360,000              -      3,360,000
                       -      1,275,000       1,275,000  Munster, School Building Corp.,
                                                         Revenue, 5.70%, 7/15/10
                                                         (Prerefunded 1/15/05 @ 101), MBIA          -      1,357,187      1,357,187
                       -      2,000,000       2,000,000  South Bend, Indiana, Community
                                                         School Building Corp., Riley
                                                         School Building Corp.,
                                                         Refunding, Revenue, 5.25%,
                                                         7/1/12 (Callable 7/1/08 @ 101)             -      2,081,720      2,081,720
                                                                                          -----------   ------------    -----------
                                                                                            6,142,375      7,454,147     13,596,522
-----------------------------------------------------------------------------------------------------------------------------------
   Iowa
               2,000,000              -       2,000,000  Chilicothe Pollution Control
                                                         Revenue Bond, 4.25%, 11/1/23,
                                                         Mandatory Put 11/1/03 @ 100        1,960,000              -      1,960,000
-----------------------------------------------------------------------------------------------------------------------------------

                      Kent Intermediate Tax-Free Bond Fund
                         Fifth Third Municipal Bond Fund
              Pro Forma Combining Schedule of Portfolio Investments
                                 As of 12/31/00
                                   (Unaudited)


         Kent              Fifth Third                                                                   Fifth Third
   Intermediate Tax-      Municipal Bond   Pro Forma                              Kent Intermediate     Municipal Bond    Pro Forma
       Free-Fund              Fund          Combined                                Tax-Free Fund          Fund            Combined
       Principal            Principal       Principal           Security                Market            Market            Market
     Amount/Shares        Amount/Shares  Amount/Shares         Description               Value            Value              Value
-----------------------------------------------------------------------------------------------------------------------------------
   Kansas
   $           1,000,000     $        -     $ 1,000,000  Butler & Sedgwick Counties
                                                         School District No. 385, GO,
                                                         5.70%, 9/1/13, (Insured by FSA)   $ 1,098,750   $          -   $ 1,098,750
                       -      1,250,000       1,250,000  Douglas County, Unified School
                                                         District, GO, 6.00%, 9/1/09
                                                         (Prerefunded 9/1/03 @ 100)                  -      1,302,700     1,302,700
                                                                                           -----------   ------------   -----------
                                                                                             1,098,750      1,302,700     2,401,450
-----------------------------------------------------------------------------------------------------------------------------------
   Lousiana
                       -      3,000,000       3,000,000  Louisiana Local Government
                                                         Environmental FACS Community
                                                         Development Authority, 6.55%,
                                                         09/01/25                                    -      3,160,440     3,160,440
               4,000,000              -       4,000,000  State, Series A, GO, 5.30%,
                                                         8/1/04 (Insured by MBIA)            4,140,000              -     4,140,000
                                                                                           -----------   ------------   -----------
                                                                                             4,140,000      3,160,440     7,300,440
-----------------------------------------------------------------------------------------------------------------------------------
   Maryland
               1,125,000              -       1,125,000  Baltimore County GO, 6.00%,
                                                         6/1/05                              1,207,969              -     1,207,969
                  50,000              -          50,000  State, Refunding Bond, GO,
                                                         4.20%, 8/1/01                          50,086              -        50,086
                                                                                           -----------   ------------   -----------
                                                                                             1,258,055              -     1,258,055
-----------------------------------------------------------------------------------------------------------------------------------
   Massachuset
               2,150,000              -       2,150,000  State, Port Authority Revenue,
                                                         (AMT), Series B, 5.00%, 7/1/07
                                                         (Insured by FSA)                    2,214,500              -     2,214,500
-----------------------------------------------------------------------------------------------------------------------------------
   Michigan
               2,215,000              -       2,215,000  Battle Creek Downtown
                                                         Development Authority, 6.00%,
                                                         5/1/07 (Insured by MBIA)            2,419,888              -     2,419,888
               4,000,000              -       4,000,000  Battle Creek Downtown
                                                         Development Authority, 7.30%,
                                                         5/1/10, Prerefunded 5/1/04 @ 102    4,450,000              -     4,450,000
                 300,000              -         300,000  Cadillac Public Schools, GO,
                                                         7.25%, 5/1/05 (Insured by FGIC)       334,875              -       334,875
               1,195,000              -       1,195,000  Detroit, 5.50%, 4/1/08, UTGO,
                                                         (LOC:FSA)                           1,265,206              -     1,265,206
               1,525,000              -       1,525,000  Detroit GO, 4.10%, 4/1/03           1,504,031              -     1,504,031
                       -      1,000,000       1,000,000  Detoit, Michigan, Series A,
                                                         GO, 6.70%, 4/1/10 (Callable
                                                         4/1/05 @ 101)                               -      1,105,620     1,105,620
               6,000,000              -       6,000,000  Detoit Water Supply System,
                                                         Permanent Linked Bonds,
                                                         5.25%, 7/1/13, Callable 7/1/04
                                                         @ 102 (Insured by FGIC)             6,172,499              -     6,172,499
               2,785,000              -       2,785,000  Forest Hills Public Schools,
                                                         GO, 5.25%, 5/1/09                   2,941,656              -     2,941,656
                 565,000              -         565,000  Grand Rapids & Kent County
                                                         Joint Building Authority, GO,
                                                         5.50%, 10/1/08                        605,256              -       605,256
               1,000,000              -       1,000,000  Grand Rapids Water Supply, 5.00%,
                                                         1/1/08, (Insured by FGIC)           1,036,250              -     1,036,250
               1,700,000              -       1,700,000  Greater Detroit Resource Recovery
                                                         Authority, Series A, 5.50%,
                                                         12/13/04 (Insured by AMBAC)         1,776,500              -     1,776,500
                 250,000              -         250,000  Higher Education Facilities
                                                         Authority, 4.50%, 10/1/07             243,750              -       243,750
                 590,000              -         590,000  Higher Education Facilities
                                                         Authority, 4.80%, 10/1/10,
                                                         Callable 10/1/09 @ 100                576,725              -       576,725
               1,000,000              -       1,000,000  Higher Education Facilities
                                                         Authority, 5.35%, 5/1/15,
                                                         Callable 5/1/08 @ 101
                                                         (LOC: First of America)               985,000              -       985,000
                 200,000              -         200,000  Higher Education Facilities
                                                         Authority, Hope College
                                                         Project, 4.70%, 10/1/09               196,750              -       196,750
                 590,000              -         590,000  Higher Education Facilities
                                                         Authority, Kalamazoo College
                                                         Project, 5.25%, 12/1/05               612,863              -       612,863

                     Kent Intermediate Tax-Free Bond Fund
                        Fifth Third Municipal Bond Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                As of 12/31/00
                                  (Unaudited)

        Kent          Fifth Third                                                           Kent          Fifth Third
 Intermediate Tax-  Municipal Bond    Pro Forma                                      Intermediate Tax-  Municipal Bond    Pro Forma
     Free Fund           Fund         Combined                                           Free Fund           Fund         Combined
     Principal        Principal      Principal                                            Market             Market        Market
   Amount/Shares    Amount/Shares  Amount/Shares        Security Description              Value              Value         Value
------------------------------------------------------------------------------------------------------------------------------------
  $       725,000   $          -   $     725,000  Higher Education Facilities
                                                  Authority, Kalamazoo College
                                                  Project, 5.25%, 12/1/06            $      756,719     $           -  $     756,719
          765,000              -         765,000  Higher Education Facilities
                                                  Authority, Kalamazoo College
                                                  Project, 5.25%, 12/1/07                   801,338                 -        801,338
        4,225,000              -       4,225,000  Higher Education Student Loan
                                                  Authority Revenue, 5.20%,
                                                  9/1/08 (Insured by AMBAC)               4,314,780                 -      4,314,780
        3,885,000              -       3,885,000  Higher Education Student Loan
                                                  Authority, (AMT), 5.05%,
                                                  9/1/08 (Insured by AMBAC)               3,914,138                 -      3,914,138
        2,000,000              -       2,000,000  Kalamazoo Hospital Finance
                                                  Authority, Refunding &
                                                  Improvement, Bronson Methodist
                                                  Hospital, 5.35%, 5/15/06 (Insured
                                                  by MBIA)                                2,085,000                 -      2,085,000
                -      1,500,000       1,500,000  Michigan, Municipal Bond
                                                  Authority, Revenue, 7.00%,
                                                  11/1/03, AMBAC                                  -         1,611,180      1,611,180
          340,000              -         340,000  Muskegon Heights Water System,
                                                  5.25%, 11/1/09, (Insured by MBIA)         360,400                 -        360,400
        2,000,000              -       2,000,000  Northville Public Schools, Series
                                                  A, GO, 7.00%, 5/1/08, Callable
                                                  5/1/01 @ 102, (Insured by Q-SBLF)       2,057,820                 -      2,057,820
        1,450,000              -       1,450,000  State Hospital Finance Authority,
                                                  St. John Hospital & Medical Center,
                                                  5.00%, 5/15/06 (Insured by AMBAC)       1,504,375                 -      1,504,375
          700,000              -         700,000  State, Strategic Fund, Glastender,
                                                  Inc. Project, 5.20%*, 1/3/01,
                                                  (LOC: Bank One)                           700,000                 -        700,000
        1,000,000              -       1,000,000  State, Strategic Fund, Hope Network
                                                  Project, Series B, 4.80%, 9/1/08,
                                                  (LOC: First of America)                   993,750                 -        993,750
        1,580,000              -       1,580,000  State, Strategic Fund, Limited
                                                  Obligation Revenue, Environmental
                                                  Research Project, 4.75%, 10/1/15,
                                                  Callable 10/1/03 @ 100,
                                                  (LOC: Comerica)                         1,580,000                 -      1,580,000
        2,300,000              -       2,300,000  State, Strategic Fund, Limited
                                                  Obligation Revenue, Ford Motor
                                                  Co. Project, Series A, 7.10%,
                                                  2/1/06                                  2,561,625                 -      2,561,625
        3,500,000              -       3,500,000  State, Underground Storage Tank
                                                  Financial Assurance Authority,
                                                  Series I, 6.00%, 5/1/05
                                                  (Insured by AMBAC)                      3,736,250                 -      3,736,250
                                                                                     --------------     -------------  -------------
                                                                                         50,487,444         2,716,800     53,204,244
------------------------------------------------------------------------------------------------------------------------------------
Minnesota
                -      2,500,000       2,500,000  Dakota County, GO, 4.50%, 2/1/06                -         2,531,675      2,531,675
        3,020,000              -       3,020,000  Minneapolis, GO, Series B, 4.75%,
                                                  12/1/09                                 3,110,600                 -      3,110,600
                -      1,900,000       1,900,000  Minneapolis, Minnesota, 4.75%,
                                                  12/1/10                                         -         1,952,801      1,952,801
                                                                                     --------------     -------------  -------------
                                                                                          3,110,600         4,484,476      7,595,076
------------------------------------------------------------------------------------------------------------------------------------
Mississippi
        2,000,000              -       2,000,000  State, GO, 5.75%, 12/1/12               2,202,500                 -      2,202,500
        2,000,000              -       2,000,000  State, GO, 5.75%, 12/1/13               2,202,500                 -      2,202,500
                                                                                     --------------     -------------  -------------
                                                                                          4,405,000                 -      4,405,000
------------------------------------------------------------------------------------------------------------------------------------
Missouri
        2,000,000              -       2,000,000  Clay County Public School District,
                                                  GO, 6.25%, 3/1/17, Callable 3/1/10
                                                  @ 100, (Insured by FSA State Aid
                                                  Direct Deposit)                         2,212,500                 -      2,212,500

                     Kent Intermediate Tax-Free Bond Fund
                        Fifth Third Municipal Bond Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                As of 12/31/00
                                  (Unaudited)


        Kent          Fifth Third                                                           Kent          Fifth Third
 Intermediate Tax-  Municipal Bond    Pro Forma                                      Intermediate Tax-  Municipal Bond    Pro Forma
     Free Fund           Fund         Combined                                           Free Fund           Fund         Combined
     Principal        Principal      Principal                                            Market             Market        Market
   Amount/Shares    Amount/Shares  Amount/Shares        Security Description              Value              Value         Value
------------------------------------------------------------------------------------------------------------------------------------
  $            -    $   2,000,000  $   2,000,000  Kansas City, Streetlight Project,
                                                  Series B, GO, 5.00%, 2/1/13
                                                  (Callable 2/1/07 @ 101)            $            -     $   2,041,260  $   2,041,260
         650,000                -        650,000  St. Joseph School District, GO,
                                                  6.50%, 3/1/13, (Insured by FSA
                                                  State Aid Direct Deposit)                 760,500                 -        760,500
         750,000                -        750,000  St. Joseph School District, GO,
                                                  6.50%, 3/1/14, (Insured by FSA
                                                  State Aid Direct Deposit)                 879,375                 -        879,375
                                                                                     --------------     -------------  -------------
                                                                                          3,852,375         2,041,260      5,893,635
------------------------------------------------------------------------------------------------------------------------------------
Nebraska
       1,000,000                -      1,000,000  Omaha, Series A, GO, 5.00%, 12/1/09     1,047,500                 -      1,047,500
------------------------------------------------------------------------------------------------------------------------------------
Nevada
               -        4,000,000      4,000,000  Clark County, Flood Control, GO,
                                                  5.25%, 11/1/10 (Callable 11/1/08
                                                  @ 101), FGIC                                    -         4,216,560      4,216,560
       3,700,000                -      3,700,000  Clark County School District,
                                                  Series B, GO, 5.50%, 6/15/08,
                                                  (Insured by FGIC)                       3,958,999                 -      3,958,999
                                                                                     --------------     -------------  -------------
                                                                                          3,958,999         4,216,560      8,175,559
------------------------------------------------------------------------------------------------------------------------------------
New Jersey
       6,000,000                -      6,000,000  Economic Development Authority,
                                                  Market Transition Facility
                                                  Revenue, Senior Lien, 7.00%,
                                                  7/1/04, (Insured by MBIA)               6,539,999                 -      6,539,999
               -        3,000,000      3,000,000  New Jersey, State Transportation,
                                                  Series A, Revenue, 5.13%, 6/15/15
                                                  (Callable 6/15/09 @ 100)                        -         3,058,710      3,058,710
               -        5,120,000      5,120,000  New Jersey, State Transportation,
                                                  Series A, Revenue, 5.63%, 6/15/13               -         5,623,654      5,623,654
       2,500,000                -      2,500,000  Ocean County Facility Revenue,
                                                  Refunding, GO, 6.00%, 1/1/07            2,721,875                 -      2,721,875
       1,000,000                -      1,000,000  State, Transportation Corp.,
                                                  Federal Transportation
                                                  Administration Grants, Series B,
                                                  4.80%, 9/15/10, (Insured by AMBAC)      1,025,000                 -      1,025,000
       2,500,000                -      2,500,000  State, Turnpike Authority Revenue,
                                                  6.00%, 1/1/13, (Insured by MBIA)        2,809,374                 -      2,809,374
                                                                                     --------------     -------------  -------------
                                                                                         13,096,248         8,682,364     21,778,612
------------------------------------------------------------------------------------------------------------------------------------
New York
       1,030,000                -      1,030,000  Metropolitan Transportation
                                                  Authority, Series M, 5.50%, 7/1/08
                                                  (Insured by FGIC)                       1,108,538                 -      1,108,538
               -        2,000,000      2,000,000  New York City, Series F, GO,
                                                  5.50%, 8/1/06                                   -         2,119,040      2,119,040
               -        4,000,000      4,000,000  New York City, Series H, GO,
                                                  7.00%, 2/1/22 (Callable 2/1/02 @ 101.5)         -         4,183,840      4,183,840
               -        4,855,000      4,855,000  New York State, GO, 5.25%,
                                                  9/15/13 (Callable 9/15/08 @ 101)                -         5,045,559      5,045,559
               -        3,020,000      3,020,000  New York, State Transportation,
                                                  Series E, Revenue, 5.25%, 1/1/15
                                                  (Callable 1/1/08 @ 101)                         -         3,100,634      3,100,634
       1,660,000                -      1,660,000  State, Urban Development Corp.,
                                                  Refunding, Syracuse University
                                                  Center, 5.50%, 1/1/15                   1,763,750                 -      1,763,750
       3,000,000                -      3,000,000  Triborough Bridge & Tunnel
                                                  Authority, General Purpose, Series
                                                  Y, 5.50%, 1/1/17                        3,225,000                 -      3,225,000
                                                                                     --------------     -------------  -------------
                                                                                          6,097,288        14,449,073     20,546,361
------------------------------------------------------------------------------------------------------------------------------------

                     Kent Intermediate Tax-Free Bond Fund
                        Fifth Third Municipal Bond Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                As of 12/31/00
                                  (Unaudited)

        Kent          Fifth Third                                                           Kent          Fifth Third
 Intermediate Tax-  Municipal Bond    Pro Forma                                      Intermediate Tax-  Municipal Bond    Pro Forma
     Free Fund           Fund         Combined                                           Free Fund           Fund         Combined
     Principal        Principal      Principal                                            Market             Market        Market
   Amount/Shares    Amount/Shares  Amount/Shares        Security Description              Value              Value         Value
------------------------------------------------------------------------------------------------------------------------------------
North Carolina
  $    2,000,000    $   2,200,000  $   4,200,000  Municipal Power Agency No. 1,
                                                  Catawba Electric Revenue, 5.90%,
                                                  1/1/03                             $     2,040,000    $   2,273,260  $   4,313,260
------------------------------------------------------------------------------------------------------------------------------------
 Ohio
         500,000                -        500,000  Cleveland Airport System Revenue,
                                                  Series A, 5.50%, 1/1/04, (Insured
                                                  by FSA)                                    516,250                -        516,250
               -        1,000,000      1,000,000  Columbus, Sewer Improvement Bonds,
                                                  GO, 6.50%, 9/15/01                               -        1,017,420      1,017,420
       3,465,000                -      3,465,000  Cuyahoga County Capital Improvement,
                                                  GO, 5.00%, 12/1/07                       3,607,931                -      3,607,931
       2,710,000                -      2,710,000  Cuyahoga County Capital Improvement,
                                                  GO, 5.00%, 12/1/08                       2,828,563                -      2,828,563
       1,000,000                -      1,000,000  Dublin, Series A, GO, 6.00%, 12/1/15,
                                                  Callable 12/1/10 @ 100                   1,095,000                -      1,095,000
       2,755,000                -      2,755,000  Housing Financial Agency Management
                                                  Revenue, 5.35%, 9/1/05, (AMT),
                                                  (Insured by GNMA)                        2,841,094                -      2,841,094
               -        1,000,000      1,000,000  Ohio State, Water Development
                                                  Authority, Revenue, 6.00%, 6/1/05                -        1,072,750      1,072,750
       5,000,000                -      5,000,000  State, Turnpike Commission, Series
                                                  A, 5.50%, 2/15/16, (Insured by FGIC)     5,374,999                -      5,374,999
       1,060,000                -      1,060,000  Summit County, GO, 5.75%, 12/1/07,
                                                  (Insured by FGIC)                        1,152,750                -      1,152,750
         400,000                -        400,000  Summit County, GO, 6.00%, 12/1/09,
                                                  (Insured by FGIC)                          448,500                -        448,500
                                                                                     ---------------    -------------  -------------
                                                                                          17,865,087        2,090,170     19,955,257
------------------------------------------------------------------------------------------------------------------------------------
Oklahoma
       4,500,000                -      4,500,000  Tulsa Industrial Authority,
                                                  University of Tulsa, Series A,
                                                  6.00%, 10/1/16, (Insured by MBIA)        5,079,374                -      5,079,374
------------------------------------------------------------------------------------------------------------------------------------
Oregon
       1,030,000                -      1,030,000  Jackson County School District No.
                                                  009, Eagle Point, GO, 5.00%,
                                                  6/15/08, (Insured by School
                                                  Board Guaranty)                          1,068,625                -      1,068,625
       1,060,000                -      1,060,000  Jackson County School District No.
                                                  009, Eagle Point, GO, 5.00%,
                                                  6/15/09, (Insured by School
                                                  Board Guaranty)                          1,099,750                -      1,099,750
       1,370,000                -      1,370,000  Jackson County School District No.
                                                  009, Eagle Point, GO, 5.00%,
                                                  6/15/11, (Insured by School
                                                  Board Guaranty)                          1,416,238                -      1,416,238
       1,545,000                -      1,545,000  Jackson County School District No.
                                                  009, Eagle Point, GO, 5.00%,
                                                  6/15/12, Callable 6/15/11 @ 100,
                                                  (Insured by School Board Guaranty)       1,583,625                -      1,583,625
       1,915,000                -      1,915,000  Multnomah County School District No.
                                                  007, Reynolds, GO, 5.00%, 6/15/10,
                                                  (Insured by School Board Guaranty)       1,986,813                -      1,986,813
       1,000,000                -      1,000,000  Multnomah County School District No.
                                                  007, Reynolds, GO, 5.00%, 6/15/11,
                                                  (Insured by School Board Guaranty)       1,033,750                -      1,033,750
       1,045,000                -      1,045,000  State, Department Transportation
                                                  Highway Usertax Revenue, 5.00%,
                                                  11/15/05                                 1,078,963                -      1,078,963
       1,170,000                -      1,170,000  State, Department Transportation
                                                  Highway Usertax Revenue, 5.00%,
                                                  11/15/06                                 1,213,875                -      1,213,875
       2,000,000                -      2,000,000  Washington County Sewer Agency,
                                                  Series A, 5.75%, 10/1/12,
                                                  (Insured by FGIC)                        2,215,000                -      2,215,000
               -        1,000,000      1,000,000  Yamhill County, School District No.
                                                  029J, GO, 6.10%, 6/1/11
                                                  (Prerefunded 6/1/04 @ 101), FSA                  -        1,069,940      1,069,940
                                                                                     ---------------    -------------  -------------
                                                                                          12,696,639        1,069,940     13,766,579
------------------------------------------------------------------------------------------------------------------------------------

                     Kent Intermediate Tax-Free Bond Fund
                        Fifth Third Municipal Bond Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                As of 12/31/00
                                  (Unaudited)

       Kent          Fifth Third                                                                       Fifth Third
 Intermediate Tax- Municipal Bond    Pro Forma                                   Kent Intermediate    Municipal Bond     Pro Forma
    Free Fund           Fund          Combined                                    Tax-Free Fund            Fund          Combined
    Principal         Principal      Principal           Security                     Market              Market          Market
  Amount/Shares     Amount/Shares  Amount/Shares        Description                   Value               Value           Value
-----------------------------------------------------------------------------------------------------------------------------------
 Pennsylvania
  $ 2,000,000       $       -      $ 2,000,000     Allegheny County Airport
                                                   Revenue, (AMT), 5.00%,
                                                   1/1/02 (Insured by MBIA)      $    2,017,500    $          -      $     2,017,500
    4,190,000               -        4,190,000     Chartiers Valley Joint
                                                   School, ETM, 6.15%, 3/1/07         4,504,250               -            4,504,250
          -           1,000,000      1,000,000     Pennsylvania, Convention
                                                   Center Authority, Series A,
                                                   Revenue, 6.70%, 9/1/16, FGIC             -           1,184,430          1,184,430
          -           3,000,000      3,000,000     Pennsylvania State, GO,
                                                   5.00%, 10/1/05                           -           3,104,910          3,104,910
          -           2,000,000      2,000,000     Pennsylvania State, Higher
                                                   Education Facilities Authority
                                                   Health Services, Revenue,
                                                   5.10%, 1/1/05                            -           1,994,980          1,994,980
                                                                                 ---------------   ---------------   ---------------
                                                                                      6,521,750         6,284,320         12,806,070
------------------------------------------------------------------------------------------------------------------------------------
 Rhode Island
          -           2,535,000      2,535,000     Rhode Island Depositors
                                                   Economic, Protection
                                                   Corporation, Special
                                                   Obligation, 5.88%, 8/1/11
                                                   State Depositors
    1,000,000               -        1,000,000     Economic Protection
                                                   Corp., Series B,
                                                   Special Obligation,                      -           2,832,736          2,832,736
                                                   5.20%, 8/1/03 (Insured             1,025,000               -            1,025,000
                                                   by MBIA)                      ---------------   ---------------   ---------------
                                                                                      1,025,000         2,832,736          3,857,736
------------------------------------------------------------------------------------------------------------------------------------
 South Carolina
      890,000               -          890,000     Anderson County School
                                                   District No. 2, GO,
                                                   6.00%, 3/1/13,
                                                   Callable 3/1/10 @ 100,
                                                   (Insured by SCSDE)                   990,125                 -            990,125
------------------------------------------------------------------------------------------------------------------------------------
 South Dakota
          -           2,375,000      2,375,000     Heartland, Consumers
                                                   Power District,
                                                   Electric Revenue,
                                                   6.00%, 1/1/09, FSA                       -           2,591,173          2,591,173
------------------------------------------------------------------------------------------------------------------------------------
 Tennessee
          -           6,500,000      6,500,000     Memphis General                          -           6,701,305          6,701,305
                                                   Improvement, GO,
                                                   5.25%, 4/1/14
                                                   (Callable 4/1/08 @ 101)
      600,000               -          600,000     Shelby County Health &               598,500               -              598,500
                                                   Education, St. Jude's
                                                   Children's Research,          ---------------   ---------------   ---------------
                                                   4.65%, 7/1/04                        598,500         6,701,305          7,299,805
------------------------------------------------------------------------------------------------------------------------------------
 Texas
      400,000               -          400,000     Brownsville Independent              440,500               -              440,500
                                                   School District, GO,
                                                   7.25%, 8/15/04
          -           3,430,000      3,430,000     Dallas, Improvement, GO,                 -           3,418,064          3,418,064
                                                   5.00%, 2/15/18 (Callable
                                                   2/15/08 @ 100)
    2,245,000               -        2,245,000     Dallas Independent                 2,312,350               -            2,312,350
                                                   School District, GO,
                                                   5.40%, 8/15/03,
                                                   (Insured by PSF-GTD)
    1,500,000               -        1,500,000     Houston Water & Sewage             1,561,875               -            1,561,875
                                                   System Revenue,
                                                   Junior Lien, Series C,
                                                   5.75%, 12/1/03 (Insured
                                                   by MBIA)
    4,555,000               -        4,555,000     Plano Independent                  4,725,812               -            4,725,812
                                                   School District, GO,
                                                   5.00%, 2/15/08,
                                                   (Insured by PSF-GTD)
    1,050,000               -        1,050,000     Round Rock Independent             1,089,375               -            1,089,375
                                                   School District, GO,
                                                   5.25%, 2/15/08,
                                                   (Insured by PSF-GTD)
       95,000               -           95,000     San Antonio Water                    101,294               -              101,294
                                                   Revenue, 6.30%,
                                                   5/15/04, Callable
                                                   5/15/02 @ 102, (Insured
                                                   by FGIC)
    5,595,000               -        5,595,000     State, Public Finance              6,028,612               -            6,028,612
                                                   Authority, Series A,
                                                   GO, 6.50%, 10/1/04


                     Kent Intermediate Tax-Free Bond Fund
                        Fifth Third Municipal Bond Fund
             Pro Forma Combining Schedule of Portfolio Investments
                                As of 12/31/00
                                  (Unaudited)

      Kent          Fifth Third                                                                       Fifth Third
Intermediate Tax-  Municipal Bond      Pro Forma                               Kent Intermediate    Municipal Bond      Pro Forma
    Free Fund           Fund            Combined                                Tax-Free Fund            Fund            Combined
    Principal        Principal         Principal          Security                   Market             Market           Market
  Amount/Shares    Amount/Shares     Amount/Shares       Description                 Value               Value            Value
-----------------------------------------------------------------------------------------------------------------------------------
$    620,000      $        -           $ 620,000    State, Public Financial       $     673,475       $            -   $    673,475
                                                    Authority Building Revenue,
                                                    State Preservation Project,
                                                    Series B, 6.00%, 8/1/16,
                                                    Callable 8/1/09 @ 100,
                                                    (Insured by FSA)$ 673,475
           -        1,600,000          1,600,000    Texas State, GO, 6.00%,                   -            1,770,976      1,770,976
                                                    10/1/08
   1,015,000                -          1,015,000    University of Texas,              1,050,221                    -      1,050,221
                                                    University Revenue, Series
                                                    A, 6.60%, 8/15/02,
                                                    Callable 8/15/01 @ 102
                                                                                    -----------         ------------   ------------
                                                                                     17,983,514            5,189,040     23,172,554
-----------------------------------------------------------------------------------------------------------------------------------
Utah
           -        1,530,000          1,530,000    St. George, Water Revenue,                -            1,608,688      1,608,688
                                                    5.60%, 6/1/10 (Callable
                                                    6/1/05 @ 101)
           -        1,000,000          1,000,000    Salt Lake City, Motor Fuel                -            1,024,060      1,024,060
                                                    Excise Tax, Series A, Revenue,
                                                    5.40%, 2/1/03
           -        1,000,000          1,000,000    Utah, State Building Ownership            -            1,072,710      1,072,710
                                                    Authority, Revenue, 5.50%,
                                                    5/15/09, FSA
                                                                                    -----------         ------------   ------------
                                                                                              -            3,705,458      3,705,458
-----------------------------------------------------------------------------------------------------------------------------------
Washington
           -        2,000,000          2,000,000    King County, School district              -            2,088,520      2,088,520
                                                    No. 411, GO, 6.50%, 12/1/09
                                                    (Prerefunded 12/1/02 @ 100),
                                                    AMBAC
           -        2,000,000          2,000,000    King County School District               -            2,174,520      2,174,520
                                                    No. 415 Kent, GO, 5.55%,
                                                    12/1/11
   1,010,000                -          1,010,000    Port Tacoma, (AMT), 4.90%,        1,027,675                    -      1,027,675
                                                    12/1/07, (Insured by AMBAC)
   1,915,000                -          1,915,000    State GO, Series S-4,             2,068,200                    -      2,068,200
                                                    5.75%, 1/1/12, Callable
                                                    1/1/10 @ 100
   1,000,000                -          1,000,000    State, Motor Vehicle Fuel         1,107,500                    -      1,107,500
                                                    Tax, R-92D, GO, 6.25%,
                                                    9/1/07
           -        1,000,000          1,000,000    State, Public Power Supply                -            3,367,264      3,367,264
                                                    Systems Nuclear Project
                                                    No. 2, Revenue, 5.50%,
                                                    7/1/06
   6,500,000                -          6,500,000    State, Series A, GO, 5.50%,       6,768,124                    -      6,768,124
                                                    9/1/05, Callable 9/1/04
                                                    @ 100
     850,000                -            850,000    State. Series III-H, Motor
                                                    Vehicle Fuel Tax, 5.75%,
                                                    9/1/12
   1,125,000                -          1,125,000    Tacoma Electric Systems             929,688                    -        929,688
                                                    Revenue, 6.00%, 1/1/06,
                                                    (Insured by AMBAC)
   1,570,000                -          1,570,000    Tacoma Electric Systems           1,207,969                    -      1,207,969
                                                    Revenue, Pre-Refunded, 6.00%,
                                                    1/1/06, (Insured by AMBAC)
                                                                                      1,693,638                    -      1,693,638
                                                                                    -----------         ------------   ------------
                                                                                     14,802,794            7,630,304     22,433,098
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin
   2,500,000                -          2,500,000    Milwaukee County Revenue,         2,500,000                    -      2,500,000
                                                    Series B, 4.35%, 6/1/29,
                                                    Mandatory put 12/1/04
                                                    @ 100, (LOC: First National
                                                    Bank)
           -        1,000,000          1,000,000    Milwaukee, Series C, GO,                  -            1,016,690      1,016,690
                                                    5.30%, 6/15/07 (Prerefunded
                                                    6/15/02 @ 100)
           -        4,290,000          4,290,000    State, Transportation Revenue,            -            4,393,561      4,393,561
                                                    Series B, 5.75%, 7/1/12
                                                    (Callable 7/1/02 @ 100)
                                                                                    -----------         ------------   ------------
                                                                                      2,500,000            5,410,251      7,910,251
-----------------------------------------------------------------------------------------------------------------------------------
 Total Municipal Bonds                                                              255,360,527          129,888,694    385,249,221
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Investment Companies
-----------------------------------------------------------------------------------------------------------------------------------
Investment Companies
       8,141                -              8,141    Dreyfus Tax Exempt Money              8,141                    -          8,141
                                                    Market Fund

     554,050                -            554,050    Federated Tax Exempt Money          554,050                    -        554,050
                                                    Market Fund
                                                                                    -----------         ------------   ------------
 Total Investment Companies                                                             562,191                    -        562,191
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Short-Term Investments
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments
 $         -      $ 3,528,024         $3,528,024    Federated Tax Free Trust      $           -       $    3,528,024   $  3,528,024
           -        3,455,608          3,455,608    SEI Institutional Tax Free
                                                    Fund                                      -            3,455,608      3,455,608
 Total Short-Term Investments                                                        ----------       --------------   ------------
                                                                                              -            6,983,632      6,983,632
-----------------------------------------------------------------------------------------------------------------------------------
Total (cost $242,888,479, $133,933,552 and $376,822,031) (a)                      $ 255,922,718       $  136,872,326   $392,795,044
                                 Other Assets in excess of liabilities            $   3,992,214       $    2,214,756   $  6,206,970
                                         Net assets                               $ 259,914,932       $  139,087,082   $399,002,014
                                                                                  =============       ==============   ============


     (a) Represents cost for financial reporting and Federal income tax purposes and differs from market value by net unrealized appreciation.

     * Variable rate security. Rate presented represents rate in effect at December 31, 2000. Maturity date reflects next rate change date.

 AMBAC   - AMBAC Indemnity Corp.
 AMT     - Alternative Minimum Tax Paper
 CP      - Certificate of Participation
 ETM     - Escrowed to Maturity
 FGIC    - Financial Guaranty Insurance Corp.
 FSA     - Financial Security Assurance
 GO      - General Obligation
 GNMA    - Government National Mortgage Association
 LOC     - Letter of Credit
 MBIA    - Municipal Bond Insurance Association
 PSF-GTD - Permanent School Fund Guarantee
 SCSDE   - South Carolina School District Enhancement
 Q-SBLF  - Qualified School Bond Loan Fund
 UTGO    - Unlimited Tax General Obligation

                           Kent Intermediate Tax-Free Fund
                           Fifth Third Municipal Bond Fund
              Pro Forma Combining Statements of Assets and Liabilities
                                   As of 12/31/00
                                     (Unaudited)

                                                                         Kent Intermediate           Fifth Third Municipal
                                                                           Tax-Free Fund                   Bond Fund
                                                                         -----------------           ---------------------
Assets:

Investment in securities, at value
(cost $242,888,479, $133,933,552 and $376,822,031, respectively)         $     255,922,718           $     136,872,326
Cash                                                                                   119                          -
Interest and dividends receivable                                                4,124,231                   2,258,924
Other assets                                                                        16,602                      21,182
                                                                         -----------------           -----------------
      Total Assets                                                             260,063,670                 139,152,432
                                                                         -----------------           -----------------
Liabilities:

Cash overdraft                                                                           -                         500
Payable for Fund shares redeemed                                                     2,658                         135
Accrued expenses and other payables:
      Investment advisory fees                                                     110,709                      64,647
      Administration fees                                                            7,732                           -
      Distribution services - Investment A Shares (Investment - Kent)                  623                          65
      Distribution services - Investment C Shares                                        -                           -
      Shareholder servicing - Investment C Shares                                        -                           3
      Other                                                                         27,016                           -
                                                                         -----------------           -----------------
      Total Liabilities                                                            148,738                      65,350
                                                                         -----------------           -----------------
Net Assets:
Paid-in Capital                                                                246,359,334                 140,453,476
Undistributed net investment income/(loss)                                          18,391                    (134,396)
Undistributed net realized gain/(loss) on investments,
      futures and foreign currency transactions                                    502,968                  (4,170,772)
Net unrealized appreciation on investments,
      futures and foreign currency transactions                                 13,034,239                   2,938,774
                                                                         -----------------           -----------------
      Total Net Assets                                                   $     259,914,932           $     139,087,082
                                                                         =================           =================

Net Assets:
      Institutional Shares                                               $     256,926,319           $     138,729,598
      Investment A Shares (a)                                                    2,988,613                     342,204
      Investment C Shares                                                               NA                      15,280
                                                                         -----------------           -----------------
      Total                                                              $     259,914,932           $     139,087,082
                                                                         =================           =================
Shares of Beneficial Interest Outstanding
      (Unlimited number of shares authorized, no par value:)
      Institutional Shares                                                      24,176,104                  11,837,645
      Investment A Shares (a)                                                      281,106                      29,159
      Investment C Shares                                                               NA                       1,303
                                                                         -----------------           -----------------
      Total                                                                     24,457,210                  11,868,107
                                                                         =================           =================
Net Asset Value
      Institutional Shares                                               $           10.63           $           11.72
                                                                         =================           =================
      Investment A Shares-redemption price per share (a)                 $           10.63           $           11.74
                                                                         =================           =================
      Investment C Shares-offering price per share*                                     NA           $           11.73
                                                                         =================           =================
Maximum sales charge- Investment A Shares                                               NA                        4.50%
Maximum Offering Price
      (100%/(100%-Maximum sales charge) of net asset value
      adjusted to nearest cent) per share (Investment A Shares)                         NA           $           12.29
                                                                         =================           =================


                                                                             Pro Forma               Pro Forma Combined
                                                                            Adjustments                   (Note 1)
                                                                            -----------              ------------------
Assets:

Investment in securities, at value
(cost $242,888,479, $133,933,552 and $376,822,031, respectively)         $            -              $     392,795,044
Cash                                                                                  -                            119
Interest and dividends receivable                                                     -                      6,383,155
Other assets                                                                          -                         37,784
                                                                         --------------              -----------------
      Total Assets                                                                    -                    399,216,102
                                                                         --------------              -----------------

Liabilities:

Cash overdraft                                                                        -                            500
Payable for Fund shares redeemed                                                      -                          2,793
Accrued expenses and other payables:
      Investment advisory fees                                                        -                        175,356
      Administration fees                                                             -                          7,732
      Distribution services - Investment A Shares (Investment - Kent)                 -                            688
      Distribution services - Investment C Shares                                     -                              -
      Shareholder servicing - Investment C Shares                                     -                              3
      Other                                                                           -                         27,016
                                                                         --------------              -----------------
      Total Liabilities                                                               -                        214,088
                                                                         --------------              -----------------

Net Assets:
Paid-in Capital                                                                       -                    386,812,810
Undistributed net investment income/(loss)                                            -                       (116,005)
Undistributed net realized gain/(loss) on investments,
      futures and foreign currency transactions                                       -                     (3,667,804)
Net unrealized appreciation on investments,
      futures and foreign currency transactions                                       -                     15,973,013
                                                                         --------------              -----------------
      Total Net Assets                                                   $            -              $     399,002,014
                                                                         ==============              =================

Net Assets:
      Institutional Shares                                               $            -              $     395,655,917
      Investment A Shares (a)                                                         -                      3,330,817
      Investment C Shares                                                             -                         15,280
                                                                         --------------              -----------------
      Total                                                              $            -              $     399,002,014
                                                                         ==============              =================
Shares of Beneficial Interest Outstanding
      (Unlimited number of shares authorized, no par value:)
      Institutional Shares                                                    1,216,453 (b)                 37,230,202
      Investment A Shares (a)                                                     3,028 (b)                    313,293
      Investment C Shares                                                           134 (b)                      1,437
                                                                         --------------              -----------------
      Total                                                                   1,219,615                     37,544,932
                                                                         ==============              =================

Net Asset Value
      Institutional Shares                                                                           $           10.63
                                                                                                     =================
      Investment A Shares-redemption price per share (a)                                             $           10.63
                                                                                                     =================
      Investment C Shares-offering price per share*                                                  $           10.63
                                                                                                     =================
Maximum sales charge- Investment A Shares                                                                         4.50%
Maximum Offering Price
      (100%/(100%-Maximum sales charge) of net asset value
      adjusted to nearest cent) per share (Investment A Shares)                                      $           11.13
                                                                                                     =================

-----------------------------------------------------------------
* Redemption price per share varies by length of time shares are held.
(a)  For Kent, represents Investment Shares.
(b) Adjustment to convert Fifth Third Shares Outstanding to Kent Shares Outstanding based on Kent's NAV's.

                        Kent Intermediate Tax-Free Fund
                        Fifth Third Municipal Bond Fund
                 Pro Forma Combining Statements of Operations
                          For the year ended 12/31/00
                                  (Unaudited)

                                                                                  Fifth Third                        Pro Forma
                                                            Kent Intermediate    Municipal Bond    Pro Forma         Combined
                                                              Tax-Free Fund           Fund        Adjustments        (Note 1)
                                                           ------------------    --------------  ------------      -------------
INVESTMENT INCOME:
Interest income                                             $      14,511,413    $   6,602,015   $      -          $ 21,113,428
Dividend income                                                       137,505              -            -               137,505
Securities lending income                                                 -                -            -                   -
                                                           ------------------    --------------  ------------      -------------
       Total Income                                                14,648,918        6,602,015          -            21,250,933
                                                           ------------------    --------------  ------------      -------------

EXPENSES:

Investment advisory fees                                            1,422,796          719,544      126,436  (a)      2,268,776
Administrative fees                                                   512,640          232,217      (29,574) (b)        715,283
Distribution services - Investment A Shares
(Investment - Kent)                                                     7,202              493          -                 7,695
Distribution services - Investment C Shares                               -                 42          -                    42
Shareholder servicing - Investment C Shares                               -                 14          -                    14
Fund accounting fees                                                   57,860           26,165       (1,524) (c)         82,501
Custodian fees                                                          7,042            8,635        3,711  (d)         19,388
Other fees                                                             80,978           94,224      220,390  (e)        395,592
                                                           ------------------    --------------  ------------      -------------
       Total Expenses:                                              2,088,518        1,081,334      319,439           3,489,291
                                                           ------------------    --------------  ------------      -------------
       Less fees voluntarily reduced                                  (27,316)         (98,133)    (183,929)           (309,378)
                                                           ------------------    --------------  ------------      -------------
       Net Expenses                                                 2,061,202          983,201      135,510           3,179,913
                                                           ------------------    --------------  ------------      -------------
       Net Investment Income                                       12,587,716        5,618,814     (135,510)         18,071,020
                                                           ------------------    --------------  ------------      -------------

Realized and Unrealized Gains/(Losses) from
Investments, Futures and Foreign Currency
Transactions:

Net realized gains/(losses) from investments, futures
       and foreign currency transactions                            2,030,431       (2,001,264)         -                29,167
Net change in unrealized appreciation (depreciation)
       from investments, futures and translation of
       assets and liabilities in foreign currencies                 9,034,600        6,896,013          -            15,930,613
                                                           ------------------    --------------  ------------      -------------
Net realized/unrealized gains/(losses) from investments,
       futures and foreign currency transactions                   11,065,031        4,894,749          -            15,959,780
                                                           ------------------    --------------  ------------      -------------
Change in net assets resulting from operations              $      23,652,747    $  10,513,563   $ (135,510)       $ 34,030,800
                                                           ==================    ==============  ============      =============

______________________________________________
(a) Adjustment to reflect the Fifth Third contractual fee structure for Advisory fees (0.55% of net assets).
(b) Adjustment to reflect the Fifth Third contractual fee structure for Administration fees (0.1734% of net assets).
(c) Adjustment to reflect the Fifth Third contractual fee structure for Accounting fees (Tiered fee structure starting at 0.02%).
(d) Adjustment to reflect the Fifth Third contractual fee structure for Custodian fees (Tiered fee structure starting at 0.01%).
(e) Adjustment to reflect the Fifth Third fee structure when the two funds merge.

                            Kent Money Market Fund
                        Fifth Third Prime Money Market
             Pro Forma Combining Schedule of Portfolio Investments
                                As of 12/31/00
                                  (Unaudited)

                                                                                                           Fifth Third
  Kent Money       Fifth Third  Pro Forma                                                     Kent Money   Prime Money   Pro Forma
  Market Fund      Prime Money  Combined                                                     Market Fund   Market Fund   Combined
  Principal        Principal    Principal                                                     Amortized     Amortized    Amortized
  Amount           Amount       Amount              Security Description                         Cost         Cost          Cost
-----------------------------------------------------------------------------------------------------------------------------------
                                             Commercial Paper
-----------------------------------------------------------------------------------------------------------------------------------
  Automotive
    $ 5,000,000  $         -  $ 5,000,000  Daimler Chrysler AG, 6.62%**, 1/24/01             $ 4,979,172  $          - $  4,979,172
      5,000,000            -    5,000,000  Daimler Chrysler AG, 6.72%**, 3/8/01                4,940,508             -    4,940,508
      5,000,000            -    5,000,000  Ford Motor Credit Co., 6.62%**, 1/3/01              4,998,170             -    4,998,170
      5,000,000            -    5,000,000  Ford Motor Credit Co., 6.61%**, 1/4/01              4,997,276             -    4,997,276
      5,000,000            -    5,000,000  Ford Motor Credit Co., 6.61%**, 1/12/01             4,989,963             -    4,989,963
      3,588,000            -    3,588,000  Ford Motor Credit Co., 6.66%**, 1/17/01             3,577,475             -    3,577,475
      5,000,000            -    5,000,000  Ford Motor Credit Co., 6.15%**, 5/21/01             4,883,333             -    4,883,333
      5,000,000            -    5,000,000  Ford Motor Credit Co., 5.84%**, 9/20/01             4,796,222             -    4,796,222
      5,000,000            -    5,000,000  General Motors Acceptance Corp., 6.69%**, 1/11/01   4,990,944             -    4,990,944
      5,000,000            -    5,000,000  General Motors Acceptance Corp., 6.63%**, 1/23/01   4,980,017             -    4,980,017
      5,000,000            -    5,000,000  General Motors Acceptance Corp., 6.73%**, 1/31/01   4,972,833             -    4,972,833
      5,000,000            -    5,000,000  General Motors Acceptance Corp., 6.62%**, 2/8/01    4,965,589             -    4,965,589
      5,000,000            -    5,000,000  General Motors Acceptance Corp., 6.63%**, 2/12/01   4,962,025             -    4,962,025
      5,000,000            -    5,000,000  Toyota Motors Credit Corp., 6.50%**, 2/9/01 (b)     4,965,225             -    4,965,225
      5,000,000            -    5,000,000  Toyota Motors Credit Corp., 6.50%**, 2/15/01 (b)    4,959,813             -    4,959,813
                                                                                             -----------  ------------ ------------
                                                                                              72,958,565             -   72,958,565
-----------------------------------------------------------------------------------------------------------------------------------
  Bank
      5,000,000            -    5,000,000  Barclays U.S. Funding Corp., 6.67%**, 1/4/01        4,997,238             -    4,997,238
      5,000,000            -    5,000,000  Dresdner Bank, 6.80%**, 1/9/01                      4,992,689             -    4,992,689
      5,000,000            -    5,000,000  Dresdner U.S. Bank, 6.71%**, 2/1/01                 4,971,928             -    4,971,928
      5,000,000            -    5,000,000  JP Morgan & Co. Inc., 6.61%**, 2/8/01               4,965,694             -    4,965,694
                                                                                             -----------  ------------ ------------
                                                                                              19,927,549             -   19,927,549
-----------------------------------------------------------------------------------------------------------------------------------
  Bank
              -   10,000,000   10,000,000  ABN Amro, 2/5/01                                            -     9,936,125    9,936,125
              -    6,000,000    6,000,000  Banc One Corp., 2/28/01                                     -     5,936,780    5,936,780
              -   10,000,000   10,000,000  BK MONTREAL DCP, 1/4/01                                     -     9,994,558    9,994,558
              -   10,000,000   10,000,000  DEUT DCP @ 6.618%, 1/25/01                                  -     9,956,600    9,956,600
              -   10,000,000   10,000,000  Deutsche Bank, 2/15/01                                      -     9,918,750    9,918,750
              -   10,000,000   10,000,000  Deutsche Bank, 3/5/01                                       -     9,887,300    9,887,300
              -   10,000,000   10,000,000  Dexia, 2/26/01                                              -     9,898,733    9,898,733
              -   10,000,000   10,000,000  Dexia, 3/14/01                                              -     9,873,400    9,873,400
              -   15,000,000   15,000,000  NAT CITY DCP @ 6.61%, 1/8/01                                -    14,980,808   14,980,808
              -    2,800,000    2,800,000  ONE DCP @ 6.63%, 1/10/01                                    -     2,795,422    2,795,422
              -   10,000,000   10,000,000  Societe Generale, 2/21/01                                   -     9,907,917    9,907,917
              -   10,000,000   10,000,000  Societe Generale, 3/20/01                                   -     9,863,500    9,863,500
              -   10,000,000   10,000,000  Societe Generale, 4/12/01                                   -     9,820,024    9,820,024
              -   10,000,000   10,000,000  WELLS FARGO DCP, 1/30/01                                    -     9,947,639    9,947,639
              -   10,000,000   10,000,000  Wells Fargo & Co., 2/28/01                                  -     9,895,439    9,895,439
              -   10,000,000   10,000,000  Wells Fargo & Co., 3/8/01                                   -     9,881,933    9,881,933
                                                                                             -----------  ------------ ------------
                                                                                                       -   152,494,928  152,494,928
-----------------------------------------------------------------------------------------------------------------------------------
  Beverages - Soft Drinks
      5,000,000            -    5,000,000  Coca Cola Co., 6.58%**, 1/30/01                     4,973,819             -    4,973,819
      5,000,000            -    5,000,000  Coca Cola Co., 6.57%**, 3/6/01                      4,942,667             -    4,942,667
              -   10,000,000   10,000,000  COKE 6.591% DCP, 1/26/01                                    -     9,954,931    9,954,931
                                                                                             -----------  ------------ ------------
                                                                                               9,916,486     9,954,931   19,871,417
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Fifth Third
Kent Money     Fifth Third    Pro Forma                                                     Kent Money   Prime Money    Pro Forma
Market Fund    Prime Money    Combined                                                     Market Fund   Market Fund    Combined
 Principal      Principal     Principal                                                     Amortized     Amortized     Amortized
  Amount         Amount        Amount               Security Description                      Cost           Cost          Cost
------------------------------------------------------------------------------------------------------------------------------------
Brokerage
$         -   $ 10,000,000   10,000,000  Credit Suisse First Boston, Inc., 2/12/01        $          - $    9,924,167 $   9,924,166
          -     10,000,000   10,000,000  Credit Suisse First Boston, Inc., 2/12/01                   -      9,873,806     9,873,806
          -     10,000,000   10,000,000  Credit Suisse First Boston, Inc., 5/17/01                   -      9,757,844     9,757,844
          -     10,000,000   10,000,000  GOLDMAN DCP, 6.56, 1/18/01                                  -      9,969,022     9,969,022
          -     10,000,000   10,000,000  Goldman Sachs Group, 2/14/01                                -      9,920,556     9,920,556
          -     10,000,000   10,000,000  Goldman Sachs Group, 4/11/01                                -      9,821,667     9,821,667
          -      5,000,000    5,000,000  Goldman Sachs Group, 5/11/01                                -      4,889,861     4,889,861
          -     10,000,000   10,000,000  Merrill Lynch & Co., 2/2/01                                 -      9,941,511     9,941,511
          -     10,000,000   10,000,000  SALOMON DCP, 1/16/01                                        -      9,972,583     9,972,583
                                                                                          ------------ -------------- --------------
                                                                                                     -     84,071,017    84,071,017
------------------------------------------------------------------------------------------------------------------------------------
Energy
          -     30,000,000   30,000,000  BP 6.585Z5 DCP, 1/2/01                                      -     29,994,517    29,994,517
          -     10,000,000   10,000,000  CHEVRON 6.735% DCP, 1/23/01                                 -      9,960,094     9,960,094
          -     10,000,000   10,000,000  Chevron Corp., 3/14/01                                      -      9,870,000     9,870,000
          -     15,000,000   15,000,000  Chevron Corp., 3/22/01                                      -     14,788,667    14,788,667
                                                                                          ------------ -------------- --------------
                                                                                                     -     64,613,278    64,613,278
------------------------------------------------------------------------------------------------------------------------------------
Finance
  5,000,000              -    5,000,000  General Electric Capital Corp., 6.61%**, 1/10/01    4,991,813              -     4,991,813
  3,700,000              -    3,700,000  General Electric Capital Corp., 6.65%**, 1/10/01    3,693,941              -     3,693,941
  1,807,000              -    1,807,000  General Electric Capital Corp., 6.71%**, 1/11/01    1,803,647              -     1,803,647
  5,000,000              -    5,000,000  General Electric Capital Corp., 6.60%**, 1/18/01    4,984,653              -     4,984,653
  4,500,000              -    4,500,000  General Electric Capital Corp., 6.66%**, 1/19/01    4,485,308              -     4,485,308
  5,400,000              -    5,400,000  General Electric Capital Corp., 6.65%**, 1/24/01    5,377,229              -     5,377,229
  5,000,000              -    5,000,000  General Electric Capital Corp., 6.61%**, 3/12/01    4,937,194              -     4,937,194
  5,000,000              -    5,000,000  General Electric Capital Corp., 5.91%**, 8/14/01    4,821,875              -     4,821,875
  5,000,000              -    5,000,000  SBC Finance, 6.63%**, 1/18/01 (b)                   4,984,606              -     4,984,606
                                                                                          ------------ -------------- --------------
                                                                                            40,080,266              -    40,080,266
------------------------------------------------------------------------------------------------------------------------------------
Financial
          -      5,000,000    5,000,000  American Express Credit Corp., 5/18/01                      -      4,884,882     4,884,882
          -     12,000,000   12,000,000  ASSOC. DCP @6.602 1/31/01                                   -     11,934,500    11,934,500
          -     15,000,000   15,000,000  BARCLAY DCP, 1/3/01                                         -     14,994,479    14,994,479
          -     10,000,000   10,000,000  FORD 6.609% DCP, 1/5/01                                     -      9,992,722     9,992,722
          -     10,000,000   10,000,000  FORD DCP @ 6.616, 1/12/01                                   -      9,979,925     9,979,925
          -     10,000,000   10,000,000  GE 6.718% DCP, 1/23/01                                      -      9,960,094     9,960,094
          -     10,000,000   10,000,000  General Electric Capital Corp., 4/4/01                      -      9,840,092     9,840,092
          -     10,000,000   10,000,000  General Motors Acceptance Corp., 2/9/01                     -      9,929,475     9,929,475
          -     10,000,000   10,000,000  IBM Credit Corp., 2/1/01                                    -      9,944,028     9,944,028
          -     10,000,000   10,000,000  Metlife Funding, 2/16/01                                    -      9,917,200     9,917,200
          -     10,000,000   10,000,000  Pitney Bowes, 2/20/01                                       -      9,912,083     9,912,083
          -     10,000,000   10,000,000  PRUDENTIAL DCP, 1/10/01                                     -      9,983,625     9,983,625
          -     10,000,000   10,000,000  Toyota Corp., 2/8/01                                        -      9,932,128     9,932,128
          -     15,000,000   15,000,000  Toyota Corp., 2/23/01                                       -     14,859,329    14,859,329
          -      9,800,000    9,800,000  UBS DCP, 6.72%, 1/18/01                                     -      9,769,225     9,769,225
                                                                                          ------------ -------------- --------------
                                                                                                     -    155,833,788   155,833,788
------------------------------------------------------------------------------------------------------------------------------------
Food - Canned
  2,295,000              -    2,295,000  H.J. Heinz Co., 6.65%**, 1/22/01                    2,286,271              -     2,286,271
  5,000,000              -    5,000,000  H.J. Heinz Co., 6.64%**, 1/31/01                    4,972,917              -     4,972,917
  5,000,000              -    5,000,000  H.J. Heinz Co., 6.60%**, 2/2/01                     4,971,244              -     4,971,244
                                                                                          ------------ -------------- --------------
                                                                                            12,230,432              -    12,230,432
------------------------------------------------------------------------------------------------------------------------------------
Food - Confectiory
  5,000,000              -    5,000,000  Nestle Capital Corp., 6.04%**, 9/14/01              4,794,489              -     4,794,489
------------------------------------------------------------------------------------------------------------------------------------
Foreign Banking
 10,000,000              -   10,000,000  Bank of Nova Scotia, 6.69%**,1/5/01                 9,992,734              -     9,992,734
 10,000,000              -   10,000,000  Bank of Nova Scotia, 6.60%**,2/13/01                9,922,421              -     9,922,421
  2,800,000              -    2,800,000  Banque National de Paris, 6.73%**, 1/10/01          2,795,401              -     2,795,401
  5,000,000              -    5,000,000  Societe Generale North, 6.72%**, 1/9/01             4,992,733              -     4,992,733
  5,000,000              -    5,000,000  Societe Generale North, 6.11%**, 9/17/01            4,789,922              -     4,789,922
  2,700,000              -    2,700,000  UBS Financial Inc., 6.67%**, 1/16/01                2,692,575              -     2,692,575
  2,200,000              -    2,200,000  UBS Financial Inc., 6.65%**, 1/18/01                2,193,143              -     2,193,143
  5,000,000              -    5,000,000  UBS Financial Inc., 6.89%**, 8/22/01                5,000,743              -     5,000,743
                                                                                          ------------ -------------- --------------
                                                                                            42,379,672              -    42,379,672
------------------------------------------------------------------------------------------------------------------------------------

                            Kent Money Market Fund
                        Fifth Third Prime Money Market
             Pro Forma Combining Schedule of Portfolio Investments
                                As of 12/31/00
                                  (Unaudited)

                    Fifth Third                                                                          Fifth Third
   Kent Money       Prime Money      Pro Forma                                               Kent Money  Prime Money    Pro Form
   Market Fund      Market Fund      Combined                                               Market Fund  Market Fund    Combined
    Principal        Principal       Principal               Security                         Amortize    Amortized     Amortized
     Amount           Amount          Amount                Description                         Cost         Cost          Cost
------------------------------------------------------------------------------------------------------------------------------------
Industrial Goods & Services
      $ 5,000,000   $         -    $ 5,000,000   EI DuPont De Nemours, 6.58%**, 1/10/01     $  4,991,863 $          -   $  4,991,863
        5,000,000             -      5,000,000   EI DuPont De Nemours, 6.58%**, 1/26/01        4,977,500            -      4,997,500
        5,000,000             -      5,000,000   EI DuPont De Nemours, 6.60%**, 2/27/01        4,949,254            -      4,949,254
        4,600,000             -      4,600,000   EI DuPont De Nemours, 6.44%**, 4/12/01        4,518,695            -      4,518,695
                                                                                            ------------ ------------   ------------
                                                                                              19,437,312            -     19,437,312
----------------------------------------------------------------------------------------------------------------------------------
Insurance
                -     10,000,000     10,000,000   AIG, 6.598%, DCP, 1/11/01                            -    9,981,889      9,981,889
                -     10,000,000     10,000,000   AIG DCP @6.609, 1/22/01                              -    9,962,083      9,962,083
                                                                                            ------------ ------------   ------------
                                                                                                       -   19,943,972     19,943,972
-----------------------------------------------------------------------------------------------------------------------------------
Medical - Drugs
        5,000,000              -      5,000,000   Merck & Co. Inc., 6.58%**, 1/17/01           4,985,510            -      4,985,510
        5,000,000              -      5,000,000   Merck & Co. Inc., 6.60%**, 1/19/01           4,983,650            -      4,983,650
        5,000,000              -      5,000,000   Schering-Plough Corp., 6.39%**, 4/10/01      4,914,063            -      4,914,063
        5,000,000              -      5,000,000   Schering-Plough Corp., 6.57%**, 4/17/01      4,905,631            -      4,905,631
                                                                                            ------------ ------------   ------------
                                                                                              19,788,854            -     19,788,854
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous
                -     10,050,000     10,050,000   Tribune Co., 2/14/01                                 -    9,970,036      9,970,036
------------------------------------------------------------------------------------------------------------------------------------
Multi-Media
        5,000,000              -      5,000,000   McGraw Hill, 6.62%**, 1/25/01                4,978,334            -      4,978,334
        5,000,000              -      5,000,000   McGraw Hill, 6.60%**, 2/21/01                4,954,100            -      4,954,100
        5,000,000              -      5,000,000   McGraw Hill, 6.46%**, 3/8/01                 4,941,700            -      4,941,700
        5,000,000              -      5,000,000   McGraw Hill, 6.32%**, 4/17/01                4,908,869            -      4,908,869
        5,000,000              -      5,000,000   McGraw Hill, 6.45%**, 6/4/01                 4,866,319            -      4,866,319
        4,600,000              -      4,600,000   McGraw Hill, 6.11%**, 6/8/01                 4,479,876            -      4,479,876
        5,000,000              -      5,000,000   McGraw Hill, 6.35%**, 6/11/01                4,862,479            -      4,862,479
                                                                                            ------------ ------------   ------------
                                                                                              33,991,677            -     33,991,677
------------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing
        5,000,000              -      5,000,000   RR Donnelley & Sons, 6.59%**, 1/29/01 (b)    4,974,644            -      4,974,644
------------------------------------------------------------------------------------------------------------------------------------
Publishing - Newspapers
        5,000,000              -      5,000,000   Gannett, Co., 6.60%**, 2/14/01 (b)           4,960,400            -      4,960,400
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications
                -     10,000,000     10,000,000   Bell South, 2/22/01                                  -    9,906,904      9,906,904
                -      8,974,000      8,974,000   BLS DCP @ 6.569, 1/9/01                              -    8,960,978      8,960,978
                -     10,000,000     10,000,000   BLS TEL DCP, 1/29/01                                 -    9,949,289      9,949,289
                -     10,000,000     10,000,000   BLS 6.59% DCP, 1/17/01                               -    9,971,111      9,971,111
                                                                                            ------------ ------------   ------------
                                                                                                       -   38,788,282     38,788,282
------------------------------------------------------------------------------------------------------------------------------------
Utilities
                -     15,000,000     15,000,000   MEAG 6.58%, 3/6/01                                   -   15,000,000     15,000,000
                -     10,000,000     10,000,000   MEAG 6.53%, 4/5/01                                   -   10,000,000     10,000,000
                -     10,000,000     10,000,000   NRUC, 6.617, DCP, 1/19/01                            -    9,967,400      9,967,400
                -     10,000,000     10,000,000   National Rural, 3/26/01                              -    9,849,500      9,849,500
                -      8,000,000      8,000,000   National Rural, 4/17/01                              -    7,848,538      7,848,538
                -      5,000,000      5,000,000   National Rural, 8/23/01                              -    4,804,350      4,804,350
                                                                                            ------------ ------------   ------------
                                                                                                       -   57,469,788     57,469,788
------------------------------------------------------------------------------------------------------------------------------------
Utilities - Telephone
        5,000,000              -      5,000,000   BellSouth Corp., 6.56%**, 1/17/01            4,985,600            -      4,985,600
                                                                                            ------------ ------------   ------------
Total Commercial Paper                                                                       290,425,946  593,140,019    883,565,965
------------------------------------------------------------------------------------------------------------------------------------
                                                      Corporate Notes & Bonds
------------------------------------------------------------------------------------------------------------------------------------
Automotive

        4,500,000              -      4,500,000   Daimler Chrysler AG, 5.88%, 2/7/01           4,496,595            -      4,496,595
        2,100,000              -      2,100,000   Ford Motor Credit Co., 6.19%*, 1/16/01       2,098,023            -      2,098,023
        5,000,000              -      5,000,000   General Motors Acceptance Corp., 5.50%,
                                                  1/14/02                                      4,972,979            -      4,972,979
                                                                                            ------------ ------------   ------------
                                                                                              11,567,597            -     11,567,597
------------------------------------------------------------------------------------------------------------------------------------
Banking
        5,000,000              -      5,000,000   Firstar Corporation, 6.35%, 7/13/01          4,983,881            -      4,983,881
                                                                                            ------------ ------------   ------------
                                                                                               4,983,881            -      4,983,881
------------------------------------------------------------------------------------------------------------------------------------

                            Kent Money Market Fund
                        Fifth Third Prime Money Market
             Pro Forma Combining Schedule of Portfolio Investments
                                As of 12/31/00
                                  (Unaudited)

                 Fifth Third                                                                         Fifth Third
   Kent Money    Prime Money   Pro Forma                                       Kent Money            Prime Money       Pro Forma
   Market Fund   Market Fund   Combined                                        Market Fund           Market Fund       Combined
    Principal     Principal    Principal                                        Amortized             Amortized        Amortized
    Amount         Amount       Amount       Security Description                 Cost                  Cost             Cost
------------------------------------------------------------------------------------------------------------------------------------
Banks
$           -   $ 2,000,000  $ 2,000,000   ABN Amro Bank, 6.63%,
                                           10/31/01                                     -              1,997,554        1,997,554
            -     4,350,000    4,350,000   Bank of America NA,
                                           6.35%, 3/15/01                               -              4,342,662        4,342,662
            -     2,000,000    2,000,000   Bank of America NA,
                                           Floating Rate Note,
                                           6/11/01, (6.63%, 3/11/01) (b)                -              2,000,594        2,000,594
            -     4,600,000    4,600,000   Bayerishe Landesbank NY,
                                           6.60%, 5/24/01                               -              4,597,875        4,597,875
            -     5,000,000    5,000,000   Chase Manhattan Corp.,
                                           Floating Rate Note, 4/26/01,
                                           (5.64%, 4/26/01) (b)                         -              5,000,486        5,000,486
            -     5,750,000    5,750,000   Wells Fargo & Co., 6.25%,
                                           3/15/01                                      -              5,743,663        5,743,663
            -     1,570,000    1,570,000   Wells Fargo & Co., 6.88%,
                                           5/10/01                                      -              1,568,779        1,568,779
            -     4,000,000    4,000,000   West Deutsche Landesbk NY,
                                           Floating Rate Note, 3/23/01,
                                           (5.71%, 2/23/01) (b)                         -              3,999,421        3,999,421
                                                                              -------------       ----------------   --------------
                                                                                        -             29,251,036       29,251,036
------------------------------------------------------------------------------------------------------------------------------------
Brokerage
            -     8,500,000    8,500,000   Merrill Lynch & Co.,
                                           6.70%, 2/7/01                                -              8,497,765        8,497,765
            -     2,250,000    2,250,000   Merrill Lynch & Co.,
                                           Floating Rate Note, 5/30/01,
                                           (5.78%, 2/28/01) (b)                         -              2,250,506        2,250,506
            -     5,000,000    5,000,000   Merrill Lynch & Co., 6.07%,
                                           10/15/01                                     -              5,001,036        5,001,036
            -    15,000,000   15,000,000   JP Morgan & Co., Floating
                                           Rate Note, 3/16/01,
                                           (5.87%, 2/15/01) (b)                         -             15,001,097       15,001,097
            -     3,500,000    3,500,000   Salomon Smith Barney Inc.,
                                           5.88%, 2/1/01                                -              3,497,721        3,497,721
                                                                              -------------       ----------------   --------------
                                                                                        -             34,248,124       34,248,124
------------------------------------------------------------------------------------------------------------------------------------
Financial
            -     5,000,000    5,000,000   American Express Credit Corp.,
                                           6.13%, 11/15/01                              -              5,014,930        5,014,930
            -     2,550,000    2,550,000   Associates Corp. NA,
                                           5.88%, 5/16/01                               -              2,542,034        2,542,034
            -     1,250,000    1,250,000   Associates Corp. NA,
                                           6.70%, 5/29/01                               -              1,249,758        1,249,758
            -     5,500,000    5,500,000   Associates Corp. NA,
                                           6.45%, 10/15/01                              -              5,499,061        5,499,061
            -     5,000,000    5,000,000   Associates Corp. NA,
                                           6.73%, 10/22/01                              -              4,998,942        4,998,942
            -     3,200,000    3,200,000   AT&T Capital Corp.,
                                           6.80%, 2/1/01                                -              3,200,054        3,200,054
            -     3,600,000    3,600,000   AT&T Capital Corp.,
                                           6.25%, 5/15/01                               -              3,585,694        3,585,694
            -     5,000,000    5,000,000   AT&T FLTR 7/19/01                            -              5,000,000        5,000,000
            -     5,000,000    5,000,000   AT&T FLTR 7/13/01                            -              5,000,000        5,000,000
            -     8,200,000    8,200,000   Capital One Funding Corp.,
                                           Floating Rate Note, 1/2/19,
                                           (5.93%, 2/6/01) (b)                          -              8,200,000        8,200,000
            -     6,800,000    6,800,000   Capital One Funding Corp.,
                                           Floating Rate Note, 10/1/21,
                                           (5.85%, 2/5/01) (b)                          -              6,800,000        6,800,000
            -     5,900,000    5,900,000   Chrysler Financial Co.,
                                           5.88%, 2/7/01                                -              5,893,705        5,893,705
            -     1,000,000    1,000,000   Chrysler Financial Co.,
                                           6.08%, 3/6/01                                -                998,807          998,807
            -     1,250,000    1,250,000   Chrysler Financial Co.,
                                           6.08%, 3/12/01                               -              1,248,224        1,248,224
            -    10,000,000   10,000,000   CIT Group Inc.,
                                           Floating Rate Note,
                                           2/14/01, (6.10%, 2/14/01) (b)                -              9,998,700        9,998,700
            -     1,390,000    1,390,000   CIT Group Inc.,
                                           6.70%, 2/26/01                               -              1,388,124        1,388,124
            -     1,200,000    1,200,000   Ford Motor Credit Co.,
                                           5.75%, 1/25/01                               -              1,198,974        1,198,974
            -     4,750,000    4,750,000   Ford Motor Credit Co.,
                                           6.57%, 3/19/01                               -              4,747,292        4,747,292
            -     2,000,000    2,000,000   General Motors Acceptance Corp.,
                                           7.88%, 3/7/01                                -              2,002,692        2,002,692
            -     6,500,000    6,500,000   General Motors Acceptance Corp.,
                                           5.35%, 4/16/01                               -              6,468,440        6,468,440
            -     3,000,000    3,000,000   General Motors Acceptance Corp.,
                                           6.65%, 4/25/01                               -              2,999,063        2,999,063
            -     1,500,000    1,500,000   General Motors Acceptance Corp.,
                                           5.35%, 5/4/01                                -              1,492,214        1,492,214
            -     8,300,000    8,300,000   General Motors Acceptance Corp.,
                                           6.10%, 6/1/01                                -              8,276,782        8,276,782
            -     3,700,000    3,700,000   General Electric Capital Corp.,
                                           5.92%, 4/3/01                                -              3,691,800        3,691,800
            -     2,000,000    2,000,000   General Electric Capital Corp.,
                                           6.55%, 5/7/01                                -              1,995,242        1,995,242
                                                                              -------------       ----------------   --------------
                                                                                        -            103,490,532      103,490,532
------------------------------------------------------------------------------------------------------------------------------------
Healthcare
            -     12,000,00   12,000,000   Landmark Medical, Floating Rate
                                           Note, 1/1/21, (5.90%, 2/2/01) (b)            -             12,000,000        12,000,000
                                                                              -------------       ----------------   --------------
Total Corporate Notes and Bonds                                                 16,551,478           178,989,692       195,541,170
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Automotive
   10,000,000             -   10,000,000   Mubea Inc., 6.77%*, 1/3/01,
                                           (LOC: Fifth Third Bank)              10,000,000                     -        10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Banking & Finance
    5,000,000             -    5,000,000   Cornerstone Funding Corp., 6.61%*,
                                           1/5/01, (LOC: Sun Trust)              5,000,000                     -         5,000,000
------------------------------------------------------------------------------------------------------------------------------------
Beverages - Alcoholic
    5,960,000             -    5,960,000   New Belgium Brewing Co., Inc.,
                                           6.65%*, 1/4/01, (LOC: Keybank)        5,960,000                     -         5,960,000
------------------------------------------------------------------------------------------------------------------------------------
Building - Residential/Commercial
    1,000,000             -    1,000,000   PZT Development, 6.65%*, 1/3/01,
                                           (LOC: Fifth Third Bank)               1,000,000                     -         1,000,000
    4,040,000             -    4,040,000   Zanetos Partnership Project, 6.77%*,
                                           1/3/01, (LOC: National City Bank)     4,040,000                     -         4,040,000
                                                                              -------------       ----------------   --------------
                                                                                 5,040,000                     -         5,040,000
------------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronic
   10,170,000             -   10,170,000   Aerovox Inc., 6.65%*, 1/3/01,
                                           (LOC: Keybank)                       10,170,000                     -        10,170,000
------------------------------------------------------------------------------------------------------------------------------------

                            Kent Money Market Fund
                        Fifth Third Prime Money Market
             Pro Forma Combining Schedule of Portfolio Investments
                                As of 12/31/00
                                   (Unaudited)

                          Fifth Third                                                                    Fifth Third
     Kent Money           Prime Money   Pro Forma                                           Kent Money   Prime Money  Pro Forma
    Market Fund           Market Fund   Combined                                            Market Fund  Market Fund   Combined
     Principal             Principal    Principal                 Security                   Amortized    Amortized   Amortized
       Amount                Amount      Amount                  Description                   Cost         Cost         Cost
-------------------------------------------------------------------------------------------------------------------------------
Finance
     $ 5,320,000               $ -    $ 5,320,000  Capital One Funding Corp., 6.80%*,
                                                   1/4/01, (LOC: Bank One)                 $ 5,320,000   $       -  $ 5,320,000
       1,559,000                 -      1,559,000  Capital One Funding Corp., 6.80%*,
                                                   1/4/01, (LOC: Bank One)                   1,559,000           -    1,559,000
       1,538,000                 -      1,538,000  Capital One Funding Corp., 6.80%*,
                                                   1/4/01, (LOC: Bank One)                   1,538,000           -    1,538,000
       5,574,000                 -      5,574,000  Capital One Funding Corp., 6.80%*,
                                                   1/4/01, (LOC: Bank One)                   5,574,000           -    5,574,000
       1,228,000                 -      1,228,000  Capital One Funding Corp., 6.80%*,
                                                   1/4/01, (LOC: Bank One)                   1,228,000           -    1,228,000
       3,825,000                 -      3,825,000  Labelle Capital Funding L.L.C.,
                                                   6.82%*, 1/4/01, (LOC: National
                                                   City Bank)                                3,825,000           -    3,825,000
       3,555,000                 -      3,555,000  Macroe Properties, Inc., 6.85%*,
                                                   1/4/01, (LOC: Huntington Bank)            3,555,000           -    3,555,000
       5,000,000                 -      5,000,000  MBE Investment Co., 6.65%*, 1/3/01,
                                                   (LOC: National Australia Bank)            5,000,000           -    5,000,000
       9,210,000                 -      9,210,000  PRD Finance L.L.C., 6.74%*, 1/3/01,
                                                   (LOC: National City Bank)                 9,210,000           -    9,210,000
       5,000,000                 -      5,000,000  Sheperd Capital L.L.C., 6.82%*,
                                                   1/4/01, (LOC: Comerica Bank)              5,000,000           -    5,000,000
                                                                                          ------------   --------- ------------
                                                                                            41,809,000           -   41,809,000
-------------------------------------------------------------------------------------------------------------------------------
Health Care
       3,860,000                 -      3,860,000  Adena Health System, 6.65%*, 1/3/01,
                                                   (LOC: Fifth Third Bank)                   3,860,000           -    3,860,000
       7,750,000                 -      7,750,000  America Healthcare Funding L.L.C.,
                                                   6.75%*, 1/4/01, (LOC: ABN/AMRO)           7,750,000           -    7,750,000
       6,625,000                 -      6,625,000  Barton Healthcare L.L.C., 6.80%*,
                                                   1/3/01, (LOC: American National/
                                                   Bank One)                                 6,625,000           -    6,625,000
       3,570,000                 -      3,570,000  Excel Health Services, Inc., 6.65%*,
                                                   1/3/01, (LOC: Fifth Third Bank)           3,570,000           -    3,570,000
       3,250,000                 -      3,250,000  Idaho Associates L.L.C., 6.80%*,
                                                   1/3/01, (LOC: ABN/AMRO)                   3,250,000           -    3,250,000
       2,420,000                 -      2,420,000  Reynolds Road Fitness Center, Inc.,
                                                   6.65%*, 1/4/01, (LOC: Fifth Third Bank)   2,420,000           -    2,420,000
       5,025,000                 -      5,025,000  Reynolds Road Fitness Center, Inc.,
                                                   6.65%*, 1/4/01, (LOC: Fifth Third Bank)   5,025,000           -    5,025,000
       1,725,000                 -      1,725,000  Riverview Medical Office Building,
                                                   6.77%*, 1/3/01, (LOC: National City
                                                   Bank)                                     1,725,000           -    1,725,000
                                                                                          ------------   --------- ------------
                                                                                            34,225,000           -   34,225,000
-------------------------------------------------------------------------------------------------------------------------------
Hotels & Lodging
       2,250,000                 -      2,250,000  Central Michigan Inns, 6.80%*, 1/3/01,
                                                   (LOC: Michigan National Bank)             2,250,000           -    2,250,000
-------------------------------------------------------------------------------------------------------------------------------
Machinery - Construction/Mining
       2,180,000                 -      2,180,000  Concord Group Ltd., 6.77%*, 1/3/01,
                                                   (LOC: National City Bank)                 2,180,000           -    2,180,000
-------------------------------------------------------------------------------------------------------------------------------
Machinery - General Industrial
       5,900,000                 -      5,900,000  Atlas Industries, Inc., 6.77%*, 1/3/01,
                                                   (LOC: National City Bank)                 5,900,000           -    5,900,000
       6,500,000                 -      6,500,000  Patrick Engineer/Dietzler Family,
                                                   6.85%*, 1/4/01, (LOC: American National
                                                   Bank/Bank One)                            6,500,000           -    6,500,000
       5,000,000                 -      5,000,000  Precision Tool and Die, 6.77%*, 1/3/01,
                                                   (LOC: National City Bank)                 5,000,000           -    5,000,000
                                                                                          ------------   --------- ------------
                                                                                            17,400,000           -   17,400,000
-------------------------------------------------------------------------------------------------------------------------------
Manufacturing - Capital Goods
       8,545,000                 -      8,545,000  Buckeye Corrugated, Inc., 6.65%*,
                                                   1/3/01, (LOC: Keybank)                    8,545,000           -    8,545,000
       2,200,000                 -      2,200,000  City of Cloquet, Minnesota Taxable
                                                   Industrial Bond, 6.80%*, 1/3/01,
                                                   (LOC: Wachovia), Series 1996-B            2,200,000           -    2,200,000
       3,455,000                 -      3,455,000  Jackson Tube Service, Inc., 6.65%*,
                                                   1/3/01, (LOC: Fifth Third Bank)           3,455,000           -    3,455,000
       1,425,000                 -      1,425,000  Laird's Auto Glass & Trim, Inc.,
                                                   6.73%*, 1/3/01, (LOC: National
                                                   Australia Bank)                           1,425,000           -    1,425,000
       2,020,000                 -      2,020,000  White Mountain Imaging, 6.65%*, 1/3/01,
                                                   (LOC: Keybank)                            2,020,000           -    2,020,000
                                                                                          ------------   --------- ------------
                                                                                            17,645,000           -   17,645,000
-------------------------------------------------------------------------------------------------------------------------------
Manufacturing Industries, n.e.c.
       1,520,000                 -      1,520,000  FRW Ltd., 6.65%*, 1/3/01, (LOC:
                                                   Key bank)                                 1,520,000           -    1,520,000
      10,095,000                 -     10,095,000  Jackson 2000, 6.65%*, 1/3/01, (LOC:
                                                   Keybank)                                 10,095,000           -   10,095,000
       2,705,000                 -      2,705,000  Moose River Lumber, 6.65%*, 1/3/01,
                                                   (LOC: Keybank)                            2,705,000           -    2,705,000
                                                                                          ------------   --------- ------------
                                                                                            14,320,000           -   14,320,000
-------------------------------------------------------------------------------------------------------------------------------
Paints & Related Products
       3,865,000                 -      3,865,000  PCI Paper Conversions Inc., 6.65%*,
                                                   1/3/01, (LOC: Keybank)                    3,865,000           -    3,865,000
-------------------------------------------------------------------------------------------------------------------------------
Publishing - Newspapers
       1,675,000                 -      1,675,000  Thompson Newspapers, Inc., 6.65%*,
                                                   1/5/01, (LOC: Keybank)                    1,675,000           -    1,675,000
-------------------------------------------------------------------------------------------------------------------------------
Real Estate
       3,275,000                 -      3,275,000  Bayloff Properties L.L.C., 6.77%*,
                                                   1/4/01, (LOC: National City Bank)         3,275,000           -    3,275,000
       3,915,000                 -      3,915,000  Chesterwood Village Realty, 6.65%*,
                                                   1/3/01, (LOC: Fifth Third Bank)           3,915,000           -    3,915,000
       6,015,000                 -      6,015,000  GTB Properties L.L.C., 6.75%*, 1/3/01,
                                                   (LOC: National Australia Bank)            6,015,000           -    6,015,000
       6,060,000                 -      6,060,000  Harry W. Albright, Jr., 6.85%*, 1/4/01,
                                                   (LOC: National Australia Bank/Bank One)   6,060,000           -    6,060,000
       5,335,000                 -      5,335,000  HWP Co., Ltd. Project, 6.77%*, 1/3/01,
                                                   (LOC: National City Bank)                 5,335,000           -    5,335,000
       1,980,000                 -      1,980,000  JW Harris Co., Inc., 6.65%*, 1/4/01,
                                                   (LOC: Fifth Third Bank)                   1,980,000           -    1,980,000
      13,265,000                 -     13,265,000  Pittsburgh Technical Institute, 6.77%*,
                                                   1/3/01, (LOC: National City Bank)        13,265,000           -   13,265,000
       2,500,000                 -      2,500,000  Rumpf Development Ltd., 6.65%*, 1/3/01,
                                                   (LOC: Keybank)                            2,500,000           -    2,500,000
       3,000,000                 -      3,000,000  SF Tarns L.L.C. 6.86%*, 1/5/01, (LOC:
                                                   Standard Federal/ABN)                     3,000,000           -    3,000,000
      13,840,000                 -     13,840,000  Sharonsville Realty Enterprises,
                                                   6.85%*, 1/3/01, (LOC: Bank One)          13,840,000           -   13,840,000
       2,500,000                 -      2,500,000  Town of Caledonia, Wisconsin, 6.85% *,
                                                   1/3/01, (LOC: Bank One)                   2,500,000           -    2,500,000
       4,450,000                 -      4,450,000  Zeigler Realty L.L.C., 6.85%*, 1/4/01,
                                                   (LOC: National City Bank)                 4,450,000           -    4,450,000
                                                                                          ------------   ---------   ----------
                                                                                            66,135,000           -   66,135,000
-------------------------------------------------------------------------------------------------------------------------------
Retail - General Merchandise
       4,500,000                 -      4,500,000  Royal Town Center L.L.C. Project,
                                                   6.65%*, 1/3/01, (LOC: Comerica Bank)      4,500,000           -    4,500,000
-------------------------------------------------------------------------------------------------------------------------------
Services
       7,825,000                 -      7,825,000  Mr. K Enterprises, 6.75%*, 1/3/01,
                                                   (LOC: National Australia Bank)            7,825,000           -    7,825,000
-------------------------------------------------------------------------------------------------------------------------------

                      Fifth Third                                                                       Fifth Third
     Kent Money        Prime Money    Pro Forma                                            Kent Money    Prime Money  Pro Forma
    Market Fund        Market Fund     Combined                                            Market Fund   Market Fund   Combined
     Principal          Principal     Principal             Security                        Amortized     Amortized   Amortized
       Amount            Amount         Amount            Description                         Cost          Cost         Cost
----------------------------------------------------------------------------------------------------------------------------------
Steel - Producers
      $ 6,000,000      $         -    $ 6,000,000  Bing Steel Mgmt., Inc., 6.75%*,
                                                   1/4/01, (LOC: Michigan National
                                                   Bank)                                 $   6,000,000  $        -   $   6,000,000
----------------------------------------------------------------------------------------------------------------------------------
Tools - Hand Held
        7,400,000                -      7,400,000  SGS Tool Co., 6.77%*, 1/3/01,
                                                   (LOC: Bank One)                           7,400,000           -       7,400,000
-----------------------------------------------------------------------------------------------------------------------------------
Urban and Community Development
        2,500,000               -       2,500,000  Beavercreek Enterprises, 6.77%*,
                                                   1/5/01, (LOC: National City Bank)         2,500,000           -       2,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Waste Disposal
        2,900,000               -       2,900,000  Texas Disposal Systems, 6.70%*,
                                                   1/3/01, (LOC: Bank of America)            2,900,000           -       2,900,000
----------------------------------------------------------------------------------------------------------------------------------
 Total Demand Notes                                                                        268,799,000           -     268,799,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Municipal Bond Taxable
-----------------------------------------------------------------------------------------------------------------------------------
Health Care
        8,070,000               -       8,070,000  Lee County FL Industrial
                                                   Development, Series B, 6.70%*,
                                                   1/4/01, (LOC: Fifth Third Bank)           8,070,000           -       8,070,000
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - Consumer Goods
        4,000,000               -       4,000,000  Polk County FL, 6.70%*, 1/3/01,
                                                   (LOC: Bank of America)                    4,000,000           -       4,000,000

 Total Municipal Bond - Taxable                                                             12,070,000           -      12,070,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Municipal Bonds
----------------------------------------------------------------------------------------------------------------------------------
Facilities Support Services
        1,450,000               -       1,450,000  Approach Partnership NY, 6.65%*,
                                                   1/3/01, (LOC: Keybank)                    1,450,000           -      1,450,000
----------------------------------------------------------------------------------------------------------------------------------
General
                -       2,700,000       2,700,000  Alleghany County, PA, Municipal
                                                   Bond Floating Rate, 5/1/15, (5.79%,
                                                   2/1/01) (b)                                      -    2,700,000       2,700,000
                -       2,000,000       2,000,000  Washington County, PA, Floating Rate
                                                   Note, 11/1/20, (5.79%, 2/1/01) (b)               -    2,000,000       2,000,000
                -       2,700,000       2,700,000  Evanston, Illinois, Municipal Bond
                                                   Floating Rate, 12/1/21, (5.90%,
                                                   2/5/01) (b)                                      -    2,700,000       2,700,000
                -       6,600,000       6,600,000  Illinois Education Municipal Bond,
                                                   Floating Rate Note, 3/1/34, (5.90%,
                                                   2/5/01) (b)                                      -    6,600,000       6,600,000
                                                                                                    -   14,000,000      14,000,000
----------------------------------------------------------------------------------------------------------------------------------
Medical - Hospital
        1,740,000               -       1,740,000  CFA Medical Center, 6.65%*, 1/3/01,
                                                   (LOC: Keybank)                           1,740,000            -       1,740,000
        1,880,000               -       1,880,000  Genesee Memorial Hospital, 6.65%*,
                                                   1/3/01                                   1,880,000            -       1,880,000
        5,000,000               -       5,000,000  Michigan Hospital Association Corp.,
                                                   6.75%*, 1/4/01, (LOC: Michigan
                                                   National Bank)                           5,000,000            -       5,000,000

                                                                                            8,620,000            -       8,620,000
------------------------------------------------------------------------------------------------------------------------------------
Urban and Community Development
        2,925,000               -       2,925,000  City of Hornell Development Agency,
                                                   6.65%*, 1/4/01, (LOC: Keybank)           2,925,000            -       2,925,000
        2,040,000               -       2,040,000  Indianapolis IN, Economic
                                                   Development, 6.65%*, 1/3/01,
                                                   (LOC: Keybank)                           2,040,000            -       2,040,000
        1,600,000               -       1,600,000  Michigan State Strategic Fund
                                                   Carpenter Ltd., 6.80%*, 1/4/01,
                                                   (LOC: ABN/AMRO)                          1,600,000            -       1,600,000
        6,665,000               -       6,665,000  Michigan State Strategic Fund
                                                   Environment, 6.65%*, 1/4/01,
                                                   (LOC: Comerica Bank)                     6,665,000            -       6,665,000
        1,650,000               -       1,650,000  Michigan State Strategic Fund
                                                   Waterland, 6.75%*, 1/3/01, (LOC:
                                                   Michigan National Bank)                  1,650,000            -       1,650,000
        4,135,000               -       4,135,000  Oswego County NY Development Agency,
                                                   6.65%*, 1/3/01, (LOC: Keybank)           4,135,000            -       4,135,000
                                                                                           19,015,000            -      19,015,000
                                                                                         ------------ ------------  --------------
 Total Municipal Bonds                                                                     29,085,000   14,000,000      43,085,000
----------------------------------------------------------------------------------------------------------------------------------
                                                      Repurchase Agreements
----------------------------------------------------------------------------------------------------------------------------------
                -      86,329,000      86,329,000  Warburg/Dillon, 5.67%, dated 1/31/01,
                                                   due 2/1/01, collateralized by U.S.
                                                   Treasury Bonds, 6.25% due 5/15/30
                                                   with a value of $88,060,000                      -   44,735,000     44,735,000
                                                                                         ------------ ------------  -------------
 Total Repurchase Agreements                                                                        -   44,735,000     44,735,000
----------------------------------------------------------------------------------------------------------------------------------
                                               U.S Government Agency Obligations                      .
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae
        5,000,000               -       5,000,000  6.01%**, 6/28/01                         4,855,869            -       4,855,869
                -       1,020,000       1,020,000  Fed Farm Crd Discount Nt, 5.754%,
                                                   1/2/01                                           -    1,019,837       1,019,837
                                                                                         ------------ ------------  --------------
Total U.S. Government Agency Obligations                                                    4,855,869    1,019,837       5,875,706
----------------------------------------------------------------------------------------------------------------------------------
                                                  Yankee Certificates of Deposit
----------------------------------------------------------------------------------------------------------------------------------
Foreign Banking
        5,000,000               -       5,000,000  Bank of Nova Scotia, 6.71%, 2/22/01      4,999,746            -       4,999,746
        5,000,000               -       5,000,000  Bayerische Landesbank, 6.61%, 3/7/01     4,999,314            -       4,999,314
        4,250,000               -       4,250,000  Bayerische Vereinsbank, 6.77%,
                                                   2/22/01                                  4,250,186            -       4,250,186
        5,000,000               -       5,000,000  Bayerische Vereinsbank, 6.46%
                                                   3/15/01                                  5,000,499            -       5,000,499
        5,000,000               -       5,000,000  Canadian Imperial Bank of Commerce,
                                                   6.38%, 4/2/01                            5,000,483            -       5,000,483
        5,000,000               -       5,000,000  Commerzbank AG, 6.76%, 3/27/01           4,998,796            -       4,998,796
        5,000,000               -       5,000,000  Commerzbank AG, 7.08%, 7/23/01           5,004,021            -       5,004,021
        5,000,000               -       5,000,000  Commerzbank AG, 6.87%, 8/13/01           5,004,710            -       5,004,710
        5,000,000               -       5,000,000  Rabobank Nederland, 6.83%, 8/28/01       5,002,952            -       5,002,952
        5,000,000               -       5,000,000  Rabobank Nederland, 7.12%, 6/26/01       5,000,000            -       5,000,000
        5,000,000               -       5,000,000  Societe Generale, 6.56%, 1/16/01         4,998,894            -       4,998,894
        5,000,000               -       5,000,000  Toronto Dominion, 6.68%, 2/8/01          4,998,820            -       4,998,820
                                                                                         ------------ ------------  --------------
 Total Yankee Certificates of Deposit                                                      59,258,421            -      59,258,421
----------------------------------------------------------------------------------------------------------------------------------
                                                    Certificates of Deposit
----------------------------------------------------------------------------------------------------------------------------------
Banking
       $ 5,000,000     $        -     $ 5,000,000  Bank of New York, 7.22%, 5/1/01       $  5,000,000 $          -  $    5,000,000
         5,000,000              -       5,000,000  First Union Bank, 6.78%, 1/8/01          5,000,000            -       5,000,000
         5,000,000              -       5,000,000  Mellon Bank, 6.60%, 5/15/01              5,000,000            -       5,000,000
         5,000,000              -       5,000,000  Michigan National Corp., 6.73%,
                                                   2/26/01                                  5,000,376            -       5,000,376
         5,000,000              -       5,000,000  Michigan National Corp., 6.88%,
                                                    4/6/01                                  5,000,892            -       5,000,892
         5,000,000              -       5,000,000  National City Bank, 6.98%, 8/2/01        4,999,384            -       4,999,384
                                                                                         ------------ ------------  -------------
 Total Certificates of Deposit                                                             30,000,652            -      30,000,652
----------------------------------------------------------------------------------------------------------------------------------
                                                     Investment Companies
----------------------------------------------------------------------------------------------------------------------------------
Investment Companies
           806,903              -         806,903  Dreyfus Cash Management Money
                                                   Market Fund                                806,903            -         806,903
        16,699,569              -      16,699,569  Federated Prime Value Obligations
                                                   Money Market Fund                       16,699,569            -      16,699,569
                                                                                         ------------ ------------  --------------
 Total Investment Companies                                                                17,506,472            -      17,506,472
                                                                                         ------------ ------------  --------------
                                                   Total amortized cost ($728,552,838;
                                                   $831,884,548; and $1,560,437,386
                                                   respectively) (a)                     $728,552,838 $831,884,548  $1,560,437,386
                                                                                         ------------ ------------  --------------
                                                   Other assets in excess of
                                                   liabilities                           $  1,830,863 $ (1,820,223) $       10,640
                                                                                         ------------ ------------  --------------
                                                   Net Assets                            $730,383,701 $830,064,325  $1,560,448,026
                                                                                         ============ ============  ==============

     (a) Cost for federal income tax and financial reporting purposes is the same.

     (b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Portfolio's advisor has determined these securities to be liquid based on procedures approved by the Board of Trustees.

     * Variable rate security. Rate presented represents rate in effect at December 31, 2000. Maturity date reflects next rate change date.

     **  Efective yield at purchase.

     DCP - Discount Commercial Paper

     FLTR - Floating Rate Note

     LOC - Letter of Credit

                            Kent Money Market Fund
                      Fifth Third Prime Money Market Fund
           Pro Forma Combining Statements of Assets and Liabilities
                                As of 12/31/00
                                  (Unaudited)

                                                                      Kent Money   Fifth Third Prime   Pro Forma  Pro Forma Combined
                                                                     Market Fund   Money Market Fund  Adjustments     (Note 1)
                                                                    -------------  -----------------  ----------- ------------------
Assets:

Investment in securities, at amortized cost                         $ 728,552,838    $ 831,884,548    $      -      $ 1,560,437,386
Cash                                                                            -              463           -                  463
Interest and dividends receivable                                       6,148,366        2,691,401           -            8,839,767
Receivable for Fund shares sold                                            30,890              262           -               31,152
Other assets                                                               16,755          146,852           -              163,607
                                                                    -------------    -------------    --------      ---------------
    Total Assets                                                      734,748,849      834,723,526           -        1,569,472,375
                                                                    -------------    -------------    --------      ---------------
Liabilities:

Dividends payable                                                       3,831,534        4,331,483           -            8,163,017
Payable for Fund shares redeemed                                          207,598              441           -              208,039
Accrued expenses and other payables:
    Investment advisory fees                                              249,349          270,562           -              519,911
    Administration fees                                                    14,274                -           -               14,274
    Distribution services - Investment A Shares (Investment - Kent)           678           55,699           -               56,377
    Distribution services - Investment B Shares                                 -            1,016           -                1,016
    Other                                                                  61,715                -           -               61,715
                                                                    -------------    -------------    --------      ---------------
    Total Liabilities                                                   4,365,148        4,659,201           -            9,024,349
                                                                    -------------    -------------    --------      ---------------
Net Assets:
Paid-in Capital                                                       730,375,410      830,071,162           -        1,560,446,572
Accumulated undistributed net investment income/(loss)                     13,072           (1,000)          -               12,072
Accumulated undistributed net realized gain/(loss) on
    investments, futures and foreign currency transactions                 (4,781)          (5,837)          -              (10,618)
                                                                    -------------    -------------    --------      ---------------
    Total Net Assets                                                $ 730,383,701    $ 830,064,325    $      -      $ 1,560,448,026
                                                                    =============    =============    ========      ===============
Net Assets:
    Institutional Shares                                            $ 727,435,044    $ 567,258,324    $      -      $ 1,294,693,368
    Investment A Shares (a)                                             2,948,657      262,768,103           -          265,716,760
    Investment B Shares                                                        NA           37,898           -               37,898
                                                                    -------------    -------------    --------      ---------------
    Total                                                           $ 730,383,701    $ 830,064,325    $      -      $ 1,560,448,026
                                                                    =============    =============    ========      ===============
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value:)
    Institutional Shares                                              727,435,768      567,274,157     (15,268) (b)   1,294,694,657
    Investment A Shares (a)                                             2,948,911      262,769,153        (788) (b)     265,717,276
    Investment B Shares                                                        NA           37,898           -  (b)          37,898
                                                                    -------------    -------------    --------      ---------------
    Total                                                             730,384,679      830,081,208     (16,056)       1,560,449,831
                                                                    =============    =============    ========      ===============
Net Asset Value
    Offering and redemption price per share -
    Institutional Shares, Investment A Shares and
      Investment B Shares                                           $        1.00    $        1.00                  $          1.00
                                                                    =============    =============                  ===============

____________________________
(a)  For Kent, represents Investment Shares.
(b) Adjustment to convert Fifth Third Shares Outstanding to Kent Shares Outstanding based on Kent's NAV's.

                           Kent Money Market Fund
                      Fifth Third Prime Money Market Fund
                 Pro Forma Combining Statements of Operations
                          For the year ended 12/31/00
                                  (Unaudited)

                                                                                    Fifth Third
                                                                      Kent Money    Prime Money     Pro Forma     Pro Forma Combined
                                                                     Market Fund    Market Fund    Adjustments         (Note 1)
                                                                    -------------  -------------  -------------  -------------------
INVESTMENT INCOME:
Interest income                                                      $ 40,494,345  $  43,706,817   $         -      $   84,201,162
Dividend income                                                         3,144,939              -             -           3,144,939
                                                                     ------------  -------------   -----------     ---------------
       Total Income                                                    43,639,284     43,706,817             -          87,346,101
                                                                     ------------  -------------   -----------     ---------------
EXPENSES:
Investment advisory fees                                                2,718,142      2,717,121             -           5,435,263
Administrative fees                                                     1,222,825      1,206,552       (76,218) (a)      2,353,159
Distribution services - Investment A Shares (Investment - Kent)               853        503,888             -             504,741
Distribution services - Investment B Shares                                     -          1,016             -               1,016
Fund accounting fees                                                      107,963        122,355       (37,614) (b)        192,704
Custodian fees                                                             16,945         23,791           (24) (c)         40,712
Other fees                                                                137,540        142,096         5,448  (d)        285,084
                                                                     ------------  -------------   -----------     ---------------
       Total Expenses:                                                  4,204,268      4,716,819      (108,408)          8,812,679
                                                                     ------------  -------------   -----------     ---------------
       Less fees voluntarily reduced                                     (560,934)      (679,644)     (116,964)         (1,357,542)
                                                                     ------------  -------------   -----------     ---------------
       Net Expenses                                                     3,643,334      4,037,175      (225,372)          7,455,137
                                                                     ------------  -------------   -----------     ---------------
       Net Investment Income                                           39,995,950     39,669,642       225,372          79,890,964
                                                                     ------------  -------------   -----------     ---------------

Realized gains from investments                                                21              -             -                  21
                                                                     ------------  -------------   -----------     ---------------
Change in net assets resulting from operations                       $ 39,995,971  $  39,669,642   $   225,372      $   79,890,985
                                                                     ============  =============   ===========     ===============

__________________________________
(a) Adjustment to reflect the Fifth Third contractual fee structure for Administration fees (0.1734% of net assets).
(b) Adjustment to reflect the Fifth Third contractual fee structure for Accounting fees (Tiered fee structure starting at 0.02%).
(c) Adjustment to reflect the Fifth Third contractual fee structure for Custodian fees (Tiered fee structure starting at 0.01%).
(d) Adjustment to reflect the Fifth Third fee structure when the two funds merge.

                                  KENT FUNDS
                               FIFTH THIRD FUNDS

                   Notes to Pro Forma Financial Statements
                                  (Unaudited)

1.   Basis of Combination:
     ---------------------

     The unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflect the accounts of four investment portfolios offered by the Kent Funds: the Kent Income Fund, the Kent Intermediate Bond Fund, the Kent Intermediate Tax-Free Fund, and the Kent Money Market Fund (the "Kent Funds") and four investment portfolios offered by the Fifth Third Funds: the Fifth Third Quality Bond Fund, the Fifth Third Bond Fund For Income, the Fifth Third Municipal Bond Fund, and the Fifth Third Prime Money Market Fund (the "Fifth Third Funds"), (collectively the "Funds" and individually a "Fund") as if the proposed Reorganization occurred as of and for the year ended December 31, 2000. These statements have been derived from the books and records utilized in calculating daily net asset value of the Funds at December 31, 2000.

     The Reorganization Agreement provides that on the Closing Date of the Reorganization, all of the assets and liabilities will be transferred as follows such that at and after the Reorganization, the assets and liabilities of the applicable Kent Funds will become the assets and liabilities of the corresponding Fifth Third Fund (see table below):

     Kent Income Fund                     Fifth Third Quality Bond Fund
     Kent Intermediate Bond Fund          Fifth Third Bond Fund For Income
     Kent Intermediate Tax-Free Fund      Fifth Third Municipal Bond Fund
     Kent Money Market Fund               Fifth Third Prime Money Market Fund

     In exchange for the transfer of assets and liabilities, the Fifth Third Funds will issue to the Kent Funds full and fractional shares of the corresponding Fifth Third Funds, and the Kent Funds will make a liquidating distribution of such shares to its shareholders. The number of shares of the Fifth Third Funds so issued will be equal in value to the full and fractional shares of the Kent Funds that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of the Kent Funds will attach to the Fifth Third Funds and may thereafter be enforced against the Fifth Third Funds to the same extent as if the Fifth Third Funds had incurred them. The pro forma statements give effect to the proposed transfer described above.

     Under the purchase method of accounting for business combinations under accounting principles generally accepted in the United States of America, the basis on the part of the Fifth Third Funds, in the assets of the Kent Funds will be the fair market value of such assets on the Closing Date of the Reorganization. The Fifth Third Funds will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization, and the basis to the Fifth Third Funds of the assets of the Kent Funds received pursuant to the Reorganization will equal the fair market value of the consideration furnished by the Fifth Third Funds in the Reorganization -- i.e., the sum of the liabilities assumed, the fair market value of the Fifth Third Funds shares issued.


                                  (Continued)

                                  KENT FUNDS
                               FIFTH THIRD FUNDS

                   Notes to Pro Forma Financial Statements
                                  (Unaudited)

     For accounting purposes, the Kent Funds are the surviving portfolios of this Reorganization, except in regards to the Money Market Funds, where the Fifth Third Prime Money Market Fund will be the accounting survivor. As such, the Fifth Third Quality Bond Fund, Fifth Third Bond Fund For Income and Fifth Third Municipal Bond Fund, prior to the Closing Date, will declare a stock split causing the Net Asset Value per share to match that of the corresponding Kent Fund as of the Closing Date. The pro forma statements reflect the combined results of operations of the Fifth Third Funds and the Kent Funds. However, should such Reorganization be effected, the statements of operations of the Kent Funds will not be restated for pre-combination period results of the corresponding Fifth Third Funds.

     The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

     The Kent Funds and the Fifth Third Funds are each separate portfolios of the Kent Funds and the Fifth Third Funds, respectively, which are registered as open-end management companies under the Investment Company Act of 1940. The investment objectives of each fund are listed below.

     Kent Income Fund seeks current income.

     Fifth Third Quality Bond Fund seeks to achieve high current income. Capital growth is a secondary objective.

     Kent Intermediate Bond Fund seeks current income.

     Fifth Third Bond Fund For Income seeks a high level of current income.

     Kent Intermediate Tax-Fee Fund seeks current income that is exempt from federal income tax.

     Fifth Third Municipal Bond Fund seeks to provide a high level of current income that is exempt from federal regular income taxes.

     Kent Money Market Fund seeks current income.

     Fifth Third Prime Money Market Fund seeks current income with stability of principal.


Fifth Third Funds:
------------------

                                  (Continued)

                                  KENT FUNDS
                               FIFTH THIRD FUNDS

                   Notes to Pro Forma Financial Statements
                                  (Unaudited)

     The Fifth Third Quality Bond Fund issues four classes of shares:
Institutional, Investment A Shares, Investment B Shares and Investment C Shares. The Fifth Third Bond Fund For Income and Fifth Third Municipal Bond Fund offer three classes of shares: Institutional, Investment A Shares and Investment C Shares. The Fifth Third Prime Money Market Fund issues three classes of shares:
Institutional, Investment A Shares and Investment B Shares. Each class of shares for each Fund has identical rights and privileges except with respect to Administrative Services fees paid by Investment C Shares, 12b-1 fees paid by Investment A Shares and Investment C Shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares .

     Under the terms of the investment advisory agreement between the Fifth Third Funds and Fifth Third Bank, the Trust's investment advisor (the "Advisor"), the Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see table below). Such fees are accrued daily and paid monthly. For the year ended December 31, 2000, total investment advisory fees incurred by the Fifth Third Funds were as follows:

                             Percentage Fee     Total Fees     Fees Waived

Quality Bond Fund                0.55%          $1,072,625      $      -
Bond Fund For Income             0.55%           1,196,960             -
Municipal Bond Fund              0.55%             719,544             -
Prime Money Market Fund          0.40%           2,717,121       135,846

Kent Funds:
-----------

     The Kent Funds offer two classes of shares: Investment Shares and Institutional Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Institutional and Investment Shares have rights and privileges analogous to those of the Fifth Third Funds' Institutional Shares and Investment A Shares, respectively.

     Lyon Street Asset Management Company ('Lyon Street") serves as the Kent Funds' investment advisor. Under the terms of the investment advisory agreement, Lyon Street is entitled to receive a fee, computed daily and paid monthly, based on each Fund's average daily net assets (see table below). For the year ended December 31, 2000, total investment advisory fees incurred by the Kent Funds were as follows:

                                  (Continued)

                                  KENT FUNDS
                               FIFTH THIRD FUNDS

                   Notes to Pro Forma Financial Statements
                                  (Unaudited)

                                   Percentage Fee     Total Fees   Fees Waived

Income Fund                            0.60%          $1,876,243     $    -

Intermediate Bond Fund                 0.55%           4,416,302          -

Intermediate Tax-Free Fund             0.50%           1,422,796          -

Money Market Fund                      0.40%           2,718,142          -




     Pro Forma Adjustments and Pro Forma Combined Columns
     ----------------------------------------------------

     The pro forma adjustments and pro forma combined columns of the Statements of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Kent Funds were included in the Fifth Third Funds for the year ended December 31, 2000. Investment advisory, administration, 12b-1, shareholder service, accounting and custodian fees in the pro forma combined column are calculated at the projected rates for the Fifth Third Funds based upon the combined net assets of the corresponding Fifth Third Funds and the Kent Funds. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.

     The pro forma Schedules of Portfolio Investments give effect to the proposed transfer of such assets as if the Reorganization had occurred at December 31, 2000.

2. Portfolio Valuation, Securities Transactions and Related Income:
   ----------------------------------------------------------------

     Investments of the Prime Money Market Fund are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

                                  (Continued)

                                  KENT FUNDS
                               FIFTH THIRD FUNDS

                   Notes to Pro Forma Financial Statements
                                  (Unaudited)

     Investments in corporate bonds, municipal bonds, commercial paper and U.S. Government securities of the remaining Funds are valued on the basis of valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and market values of such investments are reflected as unrealized appreciation or depreciation.

     Security transactions are recorded on trade date. Realized gains and losses from sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily. Dividend income is recorded on the ex-dividend date.

                            PART C. OTHER INFORMATION

Item 15.  Indemnification

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

Item 16.  Exhibits

(1) Declaration of Trust of the Registrant including Amendments No. 1 through 7 (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

        (i) Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996).

        (ii) Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996).

        (iii) Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

        (iv) Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998).

        (v) Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

        (vi) Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).

        (vii) Amendment No. 14 to the Declaration of Trust (incorporated by reference to Registrants Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

        (viii) Amendment No. 15 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on or about March 15, 2000).

        (ix) Amendment No. 16 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on June 14, 2000).

(2) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(3)     Not Applicable.

(4) Form of Agreement and Plan of Reorganization between Kent Funds and Fifth Third Funds is filed herewith.

(5) Rights of Shareholders. The following portions of the Registrant's Declaration of Trust define the rights of Shareholders.

                                   ARTICLE III

                               BENEFICIAL INTEREST

Section 1. Shares of Beneficial Interest.

        The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of
        Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Shares of any Series may be issued in two or more Classes, as the Trustees may authorize pursuant to Article XII, Section 8 hereof. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

Section 4. No Pre-emptive Rights.

        Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

        Fifth Third Government Money Market Fund;

                  Investment A Shares;
                  Institutional Shares;

        Fifth Third Prime Money Market Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Institutional Shares;

        Fifth Third Tax Exempt Money Market Fund;

                  Investment A Shares;
                  Institutional Shares;

        Fifth Third Quality Growth Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

        Fifth Third Equity Income Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;


        Fifth Third Pinnacle Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

        Fifth Third Balanced Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

        Fifth Third Mid Cap Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

        Fifth Third International Equity Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

        Fifth Third Technology Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

        Fifth Third Intermediate Bond Fund*;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;


        Fifth Third Bond Fund**;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares

        Fifth U. S. Government Securities Fund;

                  Investment A Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

* Currently named Fifth Third Bond Fund for Income, to be named Fifth Third Intermediate Bond Fund effective October 29, 2001.
** Currently named Fifth Third Quality Bond Fund, to be named Fifth Third Bond
   Fund effective October 29, 2001.

        Fifth Third Intermediate Municipal Fund***;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

        Fifth Third Ohio Tax Free Bond Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;

        Fifth Third U.S. Treasury Money Market Fund;

                  Institutional Shares;

        Fifth Third Strategic Income Fund;

                  Institutional Shares;
                  Advisor  Shares;

        Fifth Third Multicap Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

        Fifth Third Worldwide Fund

                  Institutional Shares;
                  Advisor Shares;

        Fifth Third Microcap Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

        Fifth Third Institutional Government Money Market Fund;

                  Institutional Shares;
                  Service Shares;

*** Currently named Fifth Third Municipal Bond Fund, to be named Fifth Third
    Intermediate Municipal Bond Fund effective October 29, 2001.

        Fifth Third Institutional Money Market Fund;

                  Institutional Shares;
                  Service Shares;

        Fifth Third Michigan Municipal Money Market Fund;

                  Investment A Shares;
                  Institutional Shares;
                  Advisor Shares;

        Fifth Third International GDP Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

        Fifth Third Small Cap Growth Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

        Fifth Third Large Cap Growth Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

        Fifth Third Equity Index Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

        Fifth Third Large Cap Value Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;


        Fifth Third Short Term Bond Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

        Fifth Third Michigan Municipal Bond Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

        Fifth Third Municipal Bond Fund;

                  Investment A Shares;
                  Investment B Shares;
                  Investment C Shares;
                  Institutional Shares;
                  Advisor Shares;

        Fifth Third Ohio Tax Exempt Money Market Fund;

                  Investment A Shares; and
                  Institutional Shares.


Shares of any Series or Class established in this Section 5 shall have the following relative rights and preferences:

        (a) Assets belonging to Series or Class. All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively, "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

        (b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or Class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

        (c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of
        Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

        (d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

        (e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligation of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

        (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

        (g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

        (h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                   ARTICLE IV

                                  THE TRUSTEES

Section 2. Election of Trustees at Meeting of Shareholders.

        On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV, Section 5.

Section 3. Term of Office of Trustees.

        The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

Section 7. Ownership of Assets.

        The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                  ARTICLE VIII

                    SHAREHOLDERS' VOTING POWERS AND MEETINGS

Section 1. Voting Powers.

        Subject to the provisions set forth in Article III, Section 5(d), the Shareholders shall have the power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1; (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII, Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

Section 2. Meetings.

        A Shareholders meeting shall be held as specified in Section 2 of
        Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

Section 3. Quorum and Required Vote.

        Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series of Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                    ARTICLE X

                          DISTRIBUTIONS AND REDEMPTIONS

Section 1. Distributions.

        (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or class, all upon such terms and conditions as the Trustees may prescribe.

        (c) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

Section 2. Redemptions and Repurchases.

        (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

        Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

Section 5. Trust's Right to Redeem Shares.

        The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the Shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                   ARTICLE XI

                   LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

        The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

        No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgement, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

        Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

        The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

Section 3. Express Exculpatory Clauses and Instruments.

        The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                   ARTICLE XII

                                  MISCELLANEOUS

Section 3. Establishment of Record Dates.

        The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty
        (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange or Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

Section 4. Termination of Trust.

        (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series of Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

Section 5. Offices of the Trust, Filing of Copies, Headings, Counterparts.

        The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

                                   ARTICLE IV

                             SHAREHOLDERS' MEETINGS

Section 1. Special Meetings.

        A special meeting of the Shareholders of the Trust or of a particular Series or Class shall be called by the Secretary whenever ordered by the Trustees, the Chairman or requested in writing by the holder or holders of at least one-tenth of the outstanding Shares of the Trust or of the relevant Series or Class, entitled to vote. If the Secretary, when so ordered or requested, refuses or neglects for more than two days to call such special meeting, the Trustees, Chairman or the Shareholders so requesting may, in the name of the Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary.

                                   ARTICLE IX

                    INDEMNIFICATION OF TRUSTEES AND OFFICERS

Section 2. No indemnification.

        No indemnification shall be provided hereunder to a Trustee or officer against any liability to the Trust or any Series or Class or the Shareholders of any Series or Class by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.



                                   ARTICLE XIV

                             REPORT TO SHAREHOLDERS

        The Trustees shall at least semi-annually submit to the Shareholders of each Series or Class a written financial report of the transactions of that Series or Class including financial statements which shall at least annually be certified by independent public accountants.

(6)     (i)     Form of Investment Advisory Contract between the Registrant and
                Fifth Third Asset Management Inc. (incorporated by reference to
                Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on or about January 30, 2001).

                (A) Form of Schedule A to the Investment Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

        (ii) Investment Advisory Contract of the Fifth Third Pinnacle Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30,
                1998).

        (iii) Form of Sub-Advisory Agreement for the Fifth Third International Equity Fund between Fifth Third Asset Management Inc. and Morgan Stanley Asset Management, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

                (A) Form of Schedule A to the Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

        (iv) Form of Sub-Advisory Agreement for the Fifth Third Ohio Tax Exempt Money Market Fund between Fifth Third Asset Management Inc. and Fort Washington Investment Advisors, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

                (A) Form of Schedule A to the Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

(7)     (i)     Distribution Agreement of the Registrant dated September 29,
                2000 (incorporated by reference to Registrant's Post-Effective
                Amendment No. 36 on Form N-1A filed on or about November 30,
                2000).

                (A) Form of Amended Schedules A, B and C to the Distribution Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

        (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28, 1996).

                (A) Form of Amended Exhibit A to the Administrative Service Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

(8)     Not applicable.

(9)     (i)     Custody Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997).

                (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

                (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

        (ii) Foreign Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

                (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

                (B) Foreign Custody Manager Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

(10)    (i)     Transfer Agency and Accounting Services Agreement of the
                Registrant (incorporated by reference to Registrant's Post-
                Effective Amendment No. 15 on Form N-1A filed on or about
                February 28, 1995).

                (A) Form of Amended Schedule A to the Transfer Agency and Accounting Services Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

        (ii) Management and Administration Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30,
                1997).

                (A) Amendment to the Management and Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                (B) Form of Amended Schedule A to the Management and Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

        (iii) Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

                (A) Amendment to the Sub-Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                (B) Form of Amended Schedule A to the Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

        (iv) Sub-Transfer Agency Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                (A) Schedules A, B, and C to the Sub-Transfer Agency Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

        (v) Amended Rule l2b-1 Plan dated December 1, 1995 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                (A) Form of Amended Exhibits A, B, C, and D to the Rule 12b-1 Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

        (vi) Rule 12b-1 Agreement dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                (A) Form of Amended Exhibit A to the Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No._ on Form N-1A filed on or about March 14, 2001).

        (vii) Investment B Rule 12b-1 Plan dated April 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

        (viii) Investment B Rule 12b-1 Agreement including Exhibits A and B dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                (A) Form of Amended Exhibit A to the Investment B Rule 12b-1 Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

        (ix) Form of Amended Multiple Class Plan (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 14, 2001).

(11) Opinion and Consent of Ropes & Gray Regarding Securities is filed herewith.

(12) Opinion and Consent of Ropes & Gray Regarding Tax Matters is filed herewith.

(13) (i) Code of Ethics for Fifth Third Funds (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

        (ii) Code of Ethics for Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

        (iii) Code of Ethics for BISYS Fund Services (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

        (iv) Code of Ethics for Morgan Stanley Dean Witter Investment Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(14)    (a) Consent of Arthur Andersen is filed herewith.

        (b) Consent of KPMG is filed herewith.

(15)    Not applicable.

(16)    Executed Powers of Attorney are filed herewith.

(17) (a) Fifth Third Funds Statement of Additional Information dated December 1, 2000 is filed herewith.

        (b) Fifth Third Funds Annual Report is filed herewith.

        (c) Kent Funds Annual Report is filed herewith.

        (d) Fifth Third Funds Semi-Annual Report is filed herewith.

Item 17. Undertakings

(1) The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Washington, District of Columbia, on the 14th day of May , 2001

                                        FIFTH THIRD FUNDS

                                        BY: /s/ Stephen G. Mintos
                                           -------------------------------------
                                        Stephen G. Mintos, President

Signature                                  Title                       Date



* /s/ Stephen G. Mintos       President
-----------------------       (Principal Executive Officer)       May 14, 2001
Stephen G. Mintos


* /s/ Gary R. Tenkman         Treasurer (Principal Financial
---------------------         and Accounting Officer)             May 14, 2001
Gary R. Tenkman


* /s/ Edward Burke Carey      Trustee                             May 14, 2001
------------------------
Edward Burke Carey

* /s/ Albert E. Harris        Chairman and Trustee                May 14, 2001
----------------------
Albert E. Harris


*By: /s/ Alyssa Albertelli
     ---------------------------------------
     Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney filed herewith

                           Kent ______________ Fund

                        PROXY FOR A SPECIAL MEETING OF
                          SHAREHOLDERS, JULY 27, 2001

       This proxy is solicited on behalf of the Trustees of Kent Funds, which unanimously recommends that you vote in favor of Proposals 1 and 2.

The undersigned hereby appoints Jennifer J. Brooks, Jeffrey C. Cusick, and Martin R. Dean, and each of them with full power of substitution and resubstitution as attorneys and Proxies of the undersigned, and hereby authorizes them to attend, to act, and to vote, as designated below, at the Special Meeting of Shareholders of Kent Funds on behalf of the Kent ___________ Fund on July 27, 2001 at 10:00 a.m., Eastern time, and at any adjournments or postponements thereof, all of the units of beneficial interest ("Shares") of the _____ Funds, which the undersigned would be entitled to vote if personally present.

1. To approve the Agreement and Plan of Reorganization by and between Kent Funds and Fifth Third Funds providing for the transfer of all of the assets of the Kent ____________ Fund to the Fifth Third _______________ Fund in exchange for Shares of the Fifth Third _______________ Fund and the assumption by the Fifth Third _______________ Fund of all of the liabilities of the Kent _______________ Fund, followed by the liquidation of the Kent ________________ Fund and the distribution of Shares of the Fifth Third ________________ Fund to the shareholders of the Kent _______________ Fund.

               FOR           AGAINST                   ABSTAIN
               [_]           [_]                       [_]

2. To approve a new investment advisory agreement between Kent Funds and Fifth Third Asset Management Inc., the terms of which are substantially similar to the investment advisory agreement previously in effect between the Kent Funds and Lyon Street Asset Management Company.

               FOR           AGAINST                   ABSTAIN
               [_]           [_]                       [_]

3. The Proxies are authorized, in their discretion, to transact any other business as may properly come before the meeting or any adjournment or postponement thereof.


This Proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this Proxy will be voted FOR Proposals (1) and (2). The Proxies are authorized, in their discretion, to vote upon such other matters as may properly come before the meeting. The undersigned hereby revokes any prior proxy to vote at the Meeting, and hereby ratifies and confirms all that said attorneys and Proxies, or either of them, may lawfully do by virtue thereof.

NOTE: Please sign exactly as the name appears on this card. EACH joint owner should sign. When signing as executor, administrator, attorney, trustee or
guardian, or as custodian for a minor, please give the full title as such.   If
a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

Please be sure to sign and date this Proxy.

  ________________________________________
  Signature of Shareholder(s)

  ________________________________________
  Signature of Shareholder(s)

  Dated:______________, 2001

PLEASE EXECUTE, SIGN, DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE
                                       OR

Vote On-Line
1.  Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2.  Go to the Web Site www.proxyvote.com.
3.  Enter the 12-digit Control Number found on your Proxy Card.
4.  Cast your vote using the easy-to-follow instructions.

Vote By Toll-Free Phone Call
1.  Read the enclosed Proxy Statement and have your Proxy Card* at hand.
2.  Call the toll-free number found on your Proxy Card.
3.  Enter the 12-digit Control Number found on your Proxy Card.
4.  Cast your vote using the easy-to-follow instructions.

*DO NOT MAIL THE PROXY CARD IF VOTING BY INTERNET OR TELEPHONE.

                                  EXHIBIT INDEX

(4) Form of Agreement and Plan of Reorganization between Kent Funds and Fifth Third Funds.

(11)    Opinion and Consent of Ropes & Gray Regarding Securities.

(12)    Opinion and Consent of Ropes & Gray Regarding Tax Matters.

(14)(a) Consent of Arthur Andersen

(14)(b) Consent of KPMG

(16)    Powers of Attorney

(17)(a) Fifth Third Funds Statement of Additional Information

(17)(b) Fifth Third Funds Annual Report

(17)(c) Kent Funds Annual Report

(17)(d) Fifth Third Funds Semi-Annual Report